UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007–June 30, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2007

Semi-Annual
Report

Pacific Select Fund

TABLE OF CONTENTS
PACIFIC SELECT FUND

     The 2007 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO (Formerly Fasciano Small Equity Portfolio)
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.97%

Autos & Transportation - 1.88%

AirTran Holdings Inc * †	542,800	$5,927,376
Tenneco Inc * †	233,900	8,195,856

		14,123,232

Consumer Discretionary - 20.51%

Aeropostale Inc * †	113,000	4,709,840
Ameristar Casinos Inc	195,000	6,774,300
Bally Technologies Inc * †	285,900	7,553,478
bebe Stores Inc †	413,300	6,616,933
Carter’s Inc * †	254,300	6,596,542
Coldwater Creek Inc * †	357,700	8,309,371
DSW Inc ‘A’ * †	139,300	4,850,426
FTI Consulting Inc * †	239,400	9,104,382
Iconix Brand Group Inc * †	416,400	9,252,408
Life Time Fitness Inc * †	156,300	8,319,849
LKQ Corp * †	253,200	6,243,912
McCormick & Schmick’s Seafood Restaurants Inc * †	288,736	7,489,812
Orient-Express Hotels Ltd ‘A’ (Bermuda)	146,400	7,817,760
Phillips-Van Heusen Corp	159,500	9,660,915
Physicians Formula Holdings Inc *	333,600	5,245,860
priceline.com Inc * †	132,600	9,114,924
Scientific Games Corp ‘A’ * †	190,100	6,643,995
Take-Two Interactive Software Inc * †	185,400	3,702,438
TeleTech Holdings Inc * †	210,200	6,827,296
The Geo Group Inc * †	288,400	8,392,440
WNS Holdings Ltd ADR * (India)	164,800	4,690,208
World Wrestling Entertainment Inc ‘A’ †	393,200	6,287,268

		154,204,357

Consumer Staples - 1.00%

The Hain Celestial Group Inc * †	275,700	7,482,498

Energy - 5.44%

Carrizo Oil & Gas Inc * †	189,100	7,841,977
Dril-Quip Inc * †	156,900	7,052,655
Mariner Energy Inc * †	313,100	7,592,675
North American Energy Partners Inc * (Canada)	325,200	6,588,552
Petrobank Energy & Resources Ltd * (Canada)	286,100	7,186,832
Warren Resources Inc * †	396,400	4,629,952

		40,892,643

Financial Services - 11.87%

Affiliated Managers Group Inc * †	69,300	8,923,068
Boston Private Financial Holdings Inc †	264,500	7,107,115
First Mercury Financial Corp *	382,100	8,012,637
First Midwest Bancorp Inc †	205,600	7,300,856
FirstFed Financial Corp * †	68,300	3,874,659
GFI Group Inc * †	118,000	8,552,640
Greenhill & Co Inc †	109,200	7,503,132
Jones Lang LaSalle Inc †	78,000	8,853,000
Signature Bank * †	217,000	7,399,700
Williams Scotsman International Inc * †	304,000	7,238,240
Wintrust Financial Corp †	157,800	6,919,530
Wright Express Corp * †	219,300	7,515,411

		89,199,988

Health Care - 15.95%

Adams Respiratory Therapeutics Inc * †	178,700	7,038,993
Allscripts Healthcare Solutions Inc * †	316,800	8,072,064
DexCom Inc * †	582,500	4,770,675
Gen-Probe Inc *	151,500	9,153,630
Gentiva Health Services Inc * †	259,100	5,197,546
Hologic Inc * †	138,000	7,632,780
Illumina Inc * †	154,400	6,267,096
Indevus Pharmaceuticals Inc * †	78,300	526,959
Inverness Medical Innovations Inc * †	108,200	5,520,364
Omrix Biopharmaceuticals Inc * †	218,900	6,886,594
Onyx Pharmaceuticals Inc * †	181,500	4,882,350
PAREXEL International Corp * †	207,300	8,719,038
Pharmion Corp * †	113,500	3,285,825
Progenics Pharmaceuticals Inc *	163,500	3,526,695
Psychiatric Solutions Inc *	252,300	9,148,398
Regeneron Pharmaceuticals Inc * †	178,800	3,204,096
Theravance Inc *	112,800	3,609,600
Thoratec Corp * †	318,600	5,859,054
United Therapeutics Corp * †	120,800	7,702,208
Ventana Medical Systems Inc * †	115,000	8,886,050

		119,890,015

Materials & Processing - 7.84%

Breakwater Resources Ltd * (Canada)	2,159,600	5,550,172
Greif Inc ‘A’	113,700	6,777,657
HFF Inc ‘A’ *	300,300	4,657,653
RBC Bearings Inc * †	231,100	9,532,875
Silgan Holdings Inc †	157,100	8,684,488
Uranium One Inc * (Canada)	526,400	6,706,336
URS Corp *	177,600	8,622,480
Zoltek Cos Inc * †	202,800	8,422,284

		58,953,945

Producer Durables - 7.84%

Actuant Corp ‘A’ †	135,600	8,550,936
ATMI Inc * †	192,800	5,784,000
BE Aerospace Inc * †	231,500	9,560,950
Bucyrus International Inc ‘A’ †	111,400	7,884,892
Esterline Technologies Corp * †	166,500	8,043,615
Polycom Inc * †	271,000	9,105,600
SBA Communications Corp ‘A’ * †	297,700	9,999,743

		58,929,736

Technology - 20.42%

Acme Packet Inc * †	383,600	4,407,564
American Reprographics Co * †	240,700	7,411,153
ANSYS Inc * †	296,000	7,844,000
Atheros Communications Inc *	280,100	8,638,284
Cypress Semiconductor Corp *	287,300	6,691,217
DealerTrack Holdings Inc * †	251,200	9,254,208
Digital River Inc * †	117,600	5,321,400
FormFactor Inc * †	191,900	7,349,770
Foundry Networks Inc *	261,200	4,351,592
IHS Inc ‘A’ * †	204,600	9,411,600
NICE Systems Ltd ADR * (Israel)	242,500	8,424,450
Omniture Inc * †	218,000	4,996,560
ON Semiconductor Corp * †	819,500	8,785,040
SI International Inc *	221,000	7,297,420
SiRF Technology Holdings Inc * †	153,600	3,185,664
Solera Holdings Inc *	195,700	3,792,666
Sonus Networks Inc * †	1,019,300	8,684,436
Sunpower Corp ‘A’ * †	103,600	6,531,980
Synchronoss Technologies Inc *	321,400	9,429,876
Tessera Technologies Inc * †	168,800	6,844,840
TIBCO Software Inc *	775,800	7,020,990
VeriFone Holdings Inc * †	220,900	7,786,725

		153,461,435

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Utilities - 3.22%

Dobson Communications Corp ‘A’ * †	798,700	$8,873,557
ITC Holdings Corp †	213,300	8,666,379
NeuStar Inc ‘A’ * †	231,700	6,712,349

		24,252,285

Total Common Stocks (Cost $697,339,342)		721,390,134

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.33%

Repurchase Agreement - 4.33%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $32,545,794; collateralized by U.S. Treasury Notes: 3.000% due 11/15/07 and market value $31,409,015 and 3.750% due 05/15/08 and market value $1,778,351)	$32,534,000	32,534,000

Total Short-Term Investment (Cost $32,534,000)		32,534,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.30% (Cost $729,873,342)		753,924,134

	Shares
SECURITIES LENDING COLLATERAL - 27.52%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $206,881,601)	206,881,601	206,881,601

TOTAL INVESTMENTS - 127.82% (Cost $936,754,943)		960,805,735

OTHER ASSETS & LIABILITIES, NET - (27.82%)		(209,139,060)

NET ASSETS - 100.00%		$751,666,675

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	31.85%
Consumer Discretionary	20.51%
Technology	20.42%
Health Care	15.95%
Financial Services	11.87%
Materials & Processing	7.84%
Producer Durables	7.84%
Energy	5.44%
Utilities	3.22%
Autos & Transportation	1.88%
Consumer Staples	1.00%

127.82%
Other Assets & Liabilities, Net	(27.82%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.36%

Australia - 5.09%

Australia & New Zealand Banking Group Ltd +	531,100	$13,044,446
BHP Billiton Ltd +	960,000	28,685,504
Coles Group Ltd +	1,266,304	17,289,327
Commonwealth Bank of Australia +	352,100	16,472,171
Macquarie Airports Ltd +	7,578,129	25,896,232
National Australia Bank Ltd +	1,000,300	34,763,048
QBE Insurance Group Ltd † +	1,188,790	31,366,205
Zinifex Ltd † +	2,104,600	33,376,075

		200,893,008

Austria - 1.47%

OMV AG † +	280,500	18,710,874
voestalpine AG † +	469,800	39,491,626

		58,202,500

Belgium - 1.57%

Fortis +	1,125,200	47,690,282
KBC Groep NV +	106,400	14,339,356

		62,029,638

Bermuda - 0.40%

Orient Overseas International Ltd +	1,623,000	15,867,780

Canada - 3.25%

Aur Resources Inc	327,200	9,736,907
Bombardier Inc ‘B’ *	2,060,100	12,377,038
Canadian Imperial Bank of Commerce	317,300	28,591,999
EnCana Corp (TSE)	203,300	12,504,310
Gerdau Ameristeel Corp	1,491,300	22,035,261
Husky Energy Inc	264,000	21,734,616
ING Canada Inc	23,815	1,060,357
Teck Cominco Ltd ‘B’	474,000	20,112,462

		128,152,950

Denmark - 0.77%

Carlsberg AS ‘B’ † +	252,700	30,545,807

Finland - 0.88%

Nokia OYJ +	1,233,800	34,651,623

France - 11.65%

Air France-KLM † +	287,400	13,372,609
BNP Paribas † +	459,700	54,604,825
Compagnie Generale des Etablissements Michelin ‘B’ † +	346,600	48,435,308
Credit Agricole SA † +	796,400	32,316,338
France Telecom SA † +	745,500	20,446,403
Lagardere SCA † +	323,500	28,056,719
Renault SA † +	478,300	76,714,109
Sanofi-Aventis +	685,500	55,379,695
Societe Generale † +	241,289	44,705,645
Total SA +	1,061,100	86,032,105

		460,063,756

Germany - 10.77%

Allianz SE +	291,300	67,930,395
BASF AG +	438,700	57,389,584
DaimlerChrysler AG +	115,000	10,586,143
Deutsche Bank AG +	140,100	20,276,345
Deutsche Lufthansa AG † +	1,276,100	35,593,202
Deutsche Telekom AG +	1,458,700	26,865,616
E.ON AG +	420,100	70,141,011
Epcos AG +	439,200	8,632,968
Muenchener Rueckversicherungs AG † +	337,600	61,912,828
RWE AG +	469,820	49,838,600
TUI AG † +	589,800	16,242,207

		425,408,899

Greece - 0.51%

Public Power Corp SA +	710,900	20,035,308

Hong Kong - 0.09%

Sino Land Co Ltd +	1,612,400	3,356,996

Italy - 3.35%

Banco Popolare di Verona e Novara SCRL † +	557,500	16,029,520
Buzzi Unicem SPA † +	722,800	24,887,718
ENI SPA † +	1,648,000	59,752,211
Fondiaria-Sai SPA † +	402,822	19,474,840
Fondiaria-Sai SPA RNC +	56,199	1,989,553
Italcementi SPA † +	325,000	10,034,185

		132,168,027

Japan - 21.85%

Aisin Seiki Co Ltd +	345,700	12,683,761
Alps Electric Co Ltd +	1,053,700	10,527,889
Canon Inc +	581,000	34,071,601
Cosmo Oil Co Ltd +	1,063,000	5,853,687
Dainippon Ink & Chemicals Inc † +	2,730,000	10,533,679
East Japan Railway Co +	1,927	14,847,942
EDION Corp † +	770,200	10,003,582
Honda Motor Co Ltd +	626,600	22,753,253
Isuzu Motors Ltd † +	4,716,000	25,495,815
Itochu Corp +	2,338,000	27,072,670
Japan Tobacco Inc +	330	1,626,651
JFE Holdings Inc +	891,400	55,406,007
Kyushu Electric Power Co Inc +	1,143,000	29,957,343
Leopalace21 Corp +	401,300	13,713,474
Mitsubishi Chemical Holdings Corp +	2,936,000	26,952,175
Mitsubishi Corp +	569,200	14,914,199
Mitsubishi UFJ Financial Group Inc † +	3,592	39,586,311
Mitsui & Co Ltd +	1,342,000	26,782,301
Mitsui Chemicals Inc † +	791,000	6,007,791
Mitsui OSK Lines Ltd +	2,568,000	34,819,307
Namco Bandai Holdings Inc +	548,900	8,670,560
Nippon Mining Holdings Inc +	2,079,500	19,893,990
Nippon Telegraph & Telephone Corp +	7,279	32,211,881
Nippon Yusen Kabushiki Kaisha +	2,473,000	22,680,911
Nissan Motor Co Ltd +	2,563,800	27,447,776
Oki Electric Industry Co Ltd * † +	2,400,000	4,454,381
ORIX Corp +	188,400	49,659,837
Rengo Co Ltd +	773,000	3,815,650
Sharp Corp +	2,243,000	42,521,661
Sony Corp +	321,300	16,492,902
Sumitomo Mitsui Financial Group Inc +	6,024	56,158,178
The Tokyo Electric Power Co Inc +	1,257,600	40,453,110
Toshiba Corp +	5,892,000	51,335,754
Toyota Motor Corp +	1,000,800	63,116,847

		862,522,876

Netherlands - 5.98%

ABN AMRO Holding NV +	583,228	26,742,367
Arcelor Mittal +	876,700	54,752,286
Corporate Express NV +	798,400	12,243,008
European Aeronautic Defense & Space Co NV +	674,700	21,896,539
ING Groep NV CVA +	1,589,000	69,937,952
Koninklijke Ahold NV * +	1,500,000	18,814,332

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Koninklijke BAM Groep NV +	424,600	$12,002,487
Wolters Kluwer NV +	648,670	19,781,285

		236,170,256

Singapore - 0.37%

Neptune Orient Lines Ltd +	4,256,000	14,753,291

Spain - 1.56%

Repsol YPF SA †	1,108,300	43,875,990
Telefonica SA +	799,900	17,801,033

		61,677,023

Sweden - 0.79%

Svenska Cellulosa AB ‘B’ † +	1,869,700	31,266,895

Switzerland - 2.40%

Credit Suisse Group +	797,200	56,594,083
Novartis AG +	681,690	38,270,476

		94,864,559

United Kingdom - 24.61%

Antofagasta PLC +	361,000	4,424,408
Associated British Foods PLC +	1,258,000	22,327,979
AstraZeneca PLC +	1,105,200	59,228,623
Aviva PLC +	2,423,800	35,980,643
BAE Systems PLC +	3,516,100	28,373,141
Barclays PLC +	4,357,500	60,625,510
BP PLC +	2,611,600	31,423,592
British Airways PLC * +	1,705,700	14,266,252
British American Tobacco PLC +	822,200	28,041,521
British Energy Group PLC +	1,400,000	15,103,033
BT Group PLC +	1,396,300	9,293,139
Centrica PLC +	1,404,600	10,912,732
Friends Provident PLC +	6,226,113	22,287,044
GlaxoSmithKline PLC +	1,948,500	50,758,423
Greene King PLC +	882,900	17,146,007
HBOS PLC +	2,766,620	54,417,528
Home Retail Group PLC +	3,378,000	30,973,739
HSBC Holdings PLC (LI) +	631,900	11,570,398
Kazakhmys PLC +	348,693	8,778,806
Lloyds TSB Group PLC +	3,387,900	37,661,109
Marston’s PLC +	2,039,600	16,173,542
Mitchells & Butlers PLC +	1,369,800	24,052,222
Rio Tinto PLC +	280,929	21,492,141
Royal & Sun Alliance Insurance Group PLC +	5,570,844	16,206,963
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,015,100	41,312,821
Taylor Woodrow PLC +	2,742,600	19,744,399
Tesco PLC +	2,160,100	18,072,906
The Royal Bank of Scotland Group PLC +	5,625,740	71,185,224
Trinity Mirror PLC +	1,786,000	18,827,917
Unilever PLC +	1,004,900	32,448,076
Vodafone Group PLC +	26,269,825	88,025,231
Xstrata PLC +	848,390	50,507,182

		971,642,251

Total Common Stocks (Cost $3,208,743,841)		3,844,273,443

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.78%

Repurchase Agreement - 1.78%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $70,129,413; collateralized by U.S. Treasury Notes: 3.000% due 02/15/08 and market value $31,795,313 and 3.375% due 02/15/08 and market value $39,714,581)	$70,104,000	70,104,000

Total Short-Term Investment (Cost $70,104,000)		70,104,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.14% (Cost $3,278,847,841)		3,914,377,443

	Shares
SECURITIES LENDING COLLATERAL - 13.31%

The Mellon GSL DBT II Collateral Fund 5.372% ∆ (Cost $525,584,175)	525,584,175	525,584,175

TOTAL INVESTMENTS - 112.45% (Cost $3,804,432,016)		4,439,961,618

OTHER ASSETS - LIABILITIES, NET - (12.45%)		(491,563,204)

NET ASSETS - 100.00%		$3,948,398,414

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	29.33%
Short-Term Investment & Securities Lending Collateral	15.09%
Materials & Processing	11.71%
Autos & Transportation	11.48%
Utilities	10.92%
Consumer Discretionary	7.48%
Integrated Oils	6.62%
Health Care	5.16%
Consumer Staples	4.65%
Multi-Industry	3.57%
Technology	2.34%
Producer Durables	2.08%
Energy	2.02%

112.45%
Other Assets & Liabilities, Net	(12.45%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(b)	As of June 30, 2007, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	24.61%
Japan	21.85%
United States	15.09%
France	11.65%
Germany	10.77%
Netherlands	5.98%
Australia	5.09%
Italy	3.35%
Canada	3.25%
Switzerland	2.40%
Belgium	1.57%
Spain	1.56%
Austria	1.47%
Finland	0.88%
Sweden	0.79%
Denmark	0.77%
Greece	0.51%
Bermuda	0.40%
Singapore	0.37%
Hong Kong	0.09%

112.45%
Other Assets & Liabilities, Net	(12.45%)

100.00%

(c)	Securities with a total aggregate market value of $3,672,244,503, or 93.01% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	The amount of $8,684,833 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (09/07)	326	EUR 14,585,380	$177,892

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.02%

Japan - 0.02%

Dowa Holdings Co Ltd * Exp. 01/29/10	317,000	$162,203

Total Warrants (Cost $0)		162,203

PREFERRED STOCKS - 0.85%

Germany - 0.60%

Fresenius AG +	45,042	3,428,670
ProSiebenSat.1 Media AG † +	70,700	2,776,241

		6,204,911

Italy - 0.25%

Unipol SPA	763,100	2,615,223

Total Preferred Stocks (Cost $7,184,230)		8,820,134

COMMON STOCKS - 96.07%

Australia - 7.52%

AED Oil Ltd * † +	257,222	1,642,632
Alesco Corp Ltd +	288,386	3,380,942
Ansell Ltd +	357,250	3,690,862
Austal Ltd +	72,700	230,714
Australian Worldwide Exploration Ltd * † +	1,134,136	3,486,672
Boart Longyear Group *	985,100	1,862,430
Bradken Ltd +	464,900	4,204,509
Challenger Financial Services Group Ltd † +	1,139,250	5,612,611
Corporate Express Australia Ltd +	37,000	215,666
David Jones Ltd † +	1,028,081	4,841,988
DUET Group	962,300	3,140,985
Goodman Fielder Ltd † +	1,035,200	2,130,365
Healthscope Ltd † +	693,250	3,065,487
Incitec Pivot Ltd +	82,900	5,587,915
Independence Group NL +	36,900	216,455
ING Industrial Fund REIT +	2,399,300	4,751,369
Jubilee Mines NL † +	286,900	3,864,747
Kagara Zinc Ltd † +	393,400	2,120,973
Metcash Ltd +	51,800	197,328
MFS Ltd +	645,263	3,163,563
Mincor Resources NL +	518,500	2,056,387
OneSteel Ltd † +	518,659	2,821,310
Pacific Brands Ltd +	785,000	2,292,306
Ramsay Health Care Ltd +	22,800	216,441
Sally Malay Mining Ltd * +	748,600	2,611,085
United Group Ltd † +	255,050	3,594,322
Valad Property Group REIT +	1,559,033	2,613,660
WorleyParsons Ltd +	138,600	3,986,844

		77,600,568

Austria - 0.71%

Andritz AG +	70,780	4,661,350
Austria Technologie & Systemtechnik AG +	9,500	238,551
austriamicrosystems AG * +	3,600	267,389
Austrian Airlines/Oesterreichische Luftverkehrs AG * +	155,700	2,116,435

		7,283,725

Belgium - 1.19%

D’ieteren SA +	2,600	1,162,271
Mobistar SA +	46,100	3,926,892
Omega Pharma SA +	67,300	5,826,040
Option NV * +	69,114	1,369,097

		12,284,300

Bermuda - 1.31%

Jinhui Shipping & Transportation Ltd * +	506,700	4,681,529
Kerry Properties Ltd +	147,500	926,383
Pacific Basin Shipping Ltd +	3,939,000	4,428,723
Peace Mark Holdings Ltd +	2,520,000	3,443,125

		13,479,760

Canada - 5.57%

Aur Resources Inc	119,600	3,559,089
Baytex Energy Trust	139,400	2,792,580
Canadian Western Bank	13,500	357,888
CGI Group Inc ‘A’ *	73,600	825,647
Corus Entertainment Inc ‘B’	5,300	247,773
FNX Mining Co Inc *	151,700	4,616,864
Gerdau Ameristeel Corp	17,100	252,667
Home Capital Group Inc	54,700	1,894,795
Laurentian Bank of Canada	58,700	1,972,188
Linamar Corp	125,700	2,278,589
LionOre Mining International Ltd *	412,200	10,815,292
Major Drilling Group International Inc *	79,500	3,335,977
Metro Inc ‘A’	78,600	2,753,675
Oilexco Inc *	309,400	3,752,591
Petrolifera Petroleum Ltd *	14,200	227,147
Quebecor Inc ‘B’	79,100	2,981,333
Rally Energy Corp *	38,200	244,207
Reitmans Canada Ltd ‘A’	10,200	220,517
Saputo Inc	5,700	235,438
ShawCor Ltd	109,500	3,362,352
Sherritt International Corp	218,500	3,004,952
Thompson Creek Metals Co Inc *	161,700	2,421,136
Trinidad Energy Services Income Trust	88,400	1,244,778
WestJet Airlines Ltd *	277,800	4,068,228

		57,465,703

Cayman - 0.06%

EganaGoldpfeil Holdings Ltd +	318,000	277,697
Xinyi Glass Holding Co Ltd +	368,000	328,403

		606,100

Denmark - 2.13%

Dampskibsselskabet Norden AS +	35,925	2,314,292
NKT Holdings AS +	34,100	3,385,016
Sydbank AS +	113,700	5,436,671
Topdanmark AS * +	28,155	4,800,921
TrygVesta AS † +	77,150	6,062,272

		21,999,172

Finland - 2.03%

Cramo OYJ ‘B’ +	35,600	1,720,123
Elisa OYJ +	155,150	4,229,303
Konecranes OYJ +	130,700	5,461,921
Outotec OYJ +	48,000	2,634,483
Ramirent OYJ +	6,300	170,591
Rautaruukki OYJ +	57,027	3,642,974
Sponda OYJ REIT +	34,900	505,101
Wartsila OYJ ‘B’ † +	38,900	2,558,012

		20,922,508

France - 6.24%

Air France-KLM +	185,400	8,626,589
Capgemini SA † +	78,191	5,716,444

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Ciments Francais † +	18,102	$4,147,848
Eramet +	2,300	612,123
Etam Developpement SA +	41,718	3,149,889
Euler Hermes SA +	26,400	3,742,962
IMS - International Metal Service SA +	13,200	626,207
Kaufman & Broad SA † +	62,187	4,811,696
Neuf Cegetel † +	176,200	6,893,968
Nexans SA † +	45,069	7,481,148
Nexity † +	67,760	5,650,446
Rhodia SA *	1,038,100	3,920,009
SEB SA +	4,638	843,730
Technip SA +	3,500	289,284
Teleperformance +	65,057	2,816,992
Ubisoft Entertainment SA * +	88,600	4,674,973
Wendel +	2,200	400,796

		64,405,104

Germany - 9.42%

Arques Industries AG +	143,350	6,155,590
Celesio AG † +	36,988	2,404,568
Demag Cranes AG +	80,450	5,244,045
Deutsche Lufthansa AG +	153,317	4,276,344
Deutz AG * +	100,350	1,301,637
Duerr AG * +	9,400	389,105
Epcos AG +	185,543	3,647,055
Fresenius Medical Care AG & Co KGaA +	78,132	3,591,168
GEA Group AG * † +	69,872	2,415,197
Gildemeister AG +	229,329	4,456,767
Hannover Rueckversicherung AG	61,450	2,979,715
Hypo Real Estate Holding AG +	73,150	4,727,730
IKB Deutsche Industriebank AG +	139,850	5,116,616
Kloeckner & Co AG † +	105,300	7,587,780
Kontron AG +	12,900	241,041
Lanxess AG +	105,934	5,922,575
Leoni AG † +	101,838	4,733,840
MTU Aero Engines Holding AG +	7,800	507,164
Rheinmetall AG +	25,550	2,369,542
Salzgitter AG +	41,750	8,001,412
SGL Carbon AG * † +	173,600	7,182,408
Stada Arzneimittel AG † +	93,418	5,950,905
ThyssenKrupp AG +	60,349	3,571,635
Vivacon AG +	14,300	578,643
Vossloh AG	32,750	3,850,568

		97,203,050

Greece - 1.63%

Cosmote Mobile Telecommunications SA +	76,230	2,351,768
Hellenic Exchanges SA Holding Clearing Settlement & Registry +	22,800	595,002
Metka SA +	136,840	2,680,997
Mytilineos Holdings SA +	90,656	4,542,243
Sidenor Steel Production & Manufacturing Co SA +	314,119	6,671,060

		16,841,070

Hong Kong - 0.81%

Champion REIT +	411,000	235,547
CITIC International Financial Holdings Ltd +	4,847,000	4,085,556
Dah Sing Banking Group Ltd +	105,200	232,580
Hang Lung Group Ltd +	844,000	3,811,765

		8,365,448

Ireland - 0.80%

Kerry Group PLC ‘A’ +	199,100	5,572,504
Smurfit Kappa PLC *	86,600	2,179,036
United Drug PLC +	92,300	504,997

		8,256,537

Italy - 5.40%

Banca Popolare di Milano SCRL +	318,000	4,850,066
Banco Popolare di Verona e Novara SCRL † +	146,877	4,223,081
Biesse SPA +	160,831	5,294,070
Bolzoni SPA +	53,100	340,962
Brembo SPA +	482,299	6,853,984
Fondiaria-Sai SPA +	43,100	2,083,713
Gruppo Coin SPA *	56,700	519,919
Indesit Co SPA † +	324,400	7,558,054
Italmobiliare SPA +	2,700	382,979
Permasteelisa SPA +	143,693	4,058,689
Piaggio & C SPA +	1,505,404	7,480,717
Seat Pagine Gialle SPA +	1,311,500	786,111
Sogefi SPA +	385,697	3,763,816
Trevi Finanziaria SPA † +	415,939	7,473,927

		55,670,088

Japan - 14.22%

Alpha Systems Inc +	21,600	602,942
Alpine Electronics Inc +	15,800	242,306
Ardepro Co Ltd +	8,508	2,651,508
Canon Marketing Japan Inc † +	127,000	2,598,014
CMK Corp † +	198,900	2,089,233
Denki Kagaku Kogyo Kabushiki Kaisha +	481,000	2,164,873
Dowa Holdings Co Ltd +	578,000	6,157,937
Eagle Industry Co Ltd +	147,000	1,927,172
Exedy Corp +	117,800	3,206,339
Furukawa-Sky Aluminum Corp +	72,000	317,259
Futaba Industrial Co Ltd +	141,900	3,430,432
Glory Ltd +	71,100	1,556,141
Haseko Corp * +	616,500	1,823,111
Hitachi Cable Ltd +	609,000	3,567,761
Hitachi Metals Ltd +	268,000	2,936,413
Hosiden Corp +	254,500	3,358,080
Japan Asia Investment Co Ltd +	83,000	518,758
Juki Corp +	37,000	241,000
Kenedix Inc +	838	1,559,680
Kyorin Co Ltd +	16,000	226,084
Lion Corp † +	44,000	238,754
Makino Milling Machine Co Ltd +	260,000	3,708,400
Nichias Corp +	209,000	2,218,396
Nichicon Corp +	18,700	266,931
Nichirei Corp +	654,000	3,364,974
Nifco Inc +	256,300	5,603,693
Nihon Dempa Kogyo Co Ltd +	5,400	305,964
Nippon Suisan Kaisha Ltd +	401,700	2,573,671
Nipro Corp † +	230,000	4,735,757
Nissin Kogyo Co Ltd +	154,800	4,306,395
Nitto Boseki Co Ltd +	1,577,000	6,030,941
NTN Corp † +	489,000	4,216,200
Oiles Corp +	16,400	366,109
Okinawa Cellular Telephone Co +	1,058	2,851,804
Okuma Corp +	323,000	5,102,867
Pacific Metals Co Ltd +	299,000	4,992,885
Paramount Bed Co Ltd +	11,400	175,144
Resorttrust Inc +	118,100	2,717,799
Sanyo Shokai Ltd +	447,000	3,845,452
Shinko Plantech Co Ltd	49,000	683,759
Showa Corp † +	65,200	868,066
Sumitomo Rubber Industries Inc +	21,300	254,224
Tadano Ltd +	28,000	417,270
Taiyo Yuden Co Ltd +	105,000	2,428,819
TBK Co Ltd +	158,000	577,471
The 77 Bank Ltd +	394,000	2,557,069
The Nippon Synthetic Chemical Industry Co Ltd +	79,000	374,220
The Okinawa Electric Power Co Inc +	5,900	345,819
The Yokohama Rubber Co Ltd † +	490,000	3,687,956

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Toho Gas Co Ltd † +	308,000	$1,538,436
Toho Pharmaceutical Co Ltd † +	170,000	2,848,204
Tokai Rika Co Ltd +	78,300	2,139,733
Tokai Rubber Industries Inc +	18,500	309,398
Tosei Corp +	2,063	1,908,135
Tosoh Corp +	985,000	5,463,637
Toyo Suisan Kaisha Ltd +	175,000	3,156,502
Toyoda Gosei Co Ltd +	185,000	5,216,259
Tsubakimoto Chain Co +	351,000	2,532,486
Ulvac Inc † +	76,900	2,762,246
Urban Corp +	212,400	3,857,997
Yaskawa Electric Corp +	352,000	4,001,053

		146,725,938

Liechtenstein - 0.06%

Liechtensteinische Landesbank Aktiengesellschaft +	6,000	574,265

Netherlands - 4.93%

Aalberts Industries NV +	141,824	3,885,036
Arcadis NV +	51,600	4,372,980
ASM International NV +	35,121	939,448
Beter Bed Holding NV +	14,000	471,756
CSM NV +	114,000	4,032,834
Draka Holding NV +	10,100	509,344
Fugro NV CVA +	39,200	2,483,401
Grontmij NV CVA +	37,245	1,750,804
Hunter Douglas NV +	28,142	2,650,932
Imtech NV +	49,530	4,287,757
Koninklijke Wessanen NV +	265,521	4,410,508
Macintosh Retail Group NV +	108,288	4,800,533
OPG Groep NV CVA +	14,100	513,636
SBM Offshore NV +	14,500	553,030
Smit Internationale NV +	42,024	3,281,702
Ten Cate NV +	12,600	482,306
USG People NV +	60,678	2,846,979
Wavin NV +	106,200	2,543,558
Wolters Kluwer NV +	199,654	6,088,475

		50,905,019

New Zealand - 0.02%

Air New Zealand Ltd +	105,700	214,845

Norway - 1.37%

Acta Holding ASA +	954,100	4,978,908
Electromagnetic GeoServices AS *	130,800	2,639,534
Ementor ASA * +	323,600	2,998,605
Expert ASA	21,700	585,099
Petroleum Geo-Services ASA	93,960	2,346,232
TGS Nopec Geophysical Co ASA * +	29,880	611,357

		14,159,735

Portugal - 0.35%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	503,980	2,978,159
Semapa - Sociedade de Investimento e Gestao SGPS SA +	34,200	616,289

		3,594,448

Singapore - 1.02%

Keppel Land Ltd +	459,000	2,630,601
Olam International Ltd +	116,000	234,002
Parkway Holdings Ltd +	1,502,750	3,934,269
Suntec REIT +	2,930,000	3,720,507

		10,519,379

South Korea - 4.02%

Cheil Industries Inc +	34,480	1,653,737
Daelim Industrial Co Ltd +	29,450	4,375,490
Dongbu Insurance Co Ltd +	103,210	3,453,859
Doosan Construction & Engineering Co Ltd * +	16,330	303,452
Doosan Infracore Co Ltd +	109,120	3,652,293
GS Engineering & Construction Corp +	21,440	2,561,289
GS Holdings Corp +	69,110	3,354,184
Hankook Tire Co Ltd +	16,240	291,409
Hyosung Corp +	73,610	3,936,554
Hyundai Marine & Fire Insurance Co Ltd +	168,550	3,035,173
Hyundai Mipo Dockyard +	16,870	4,687,582
Korea Investment Holdings Co Ltd +	3,500	238,919
LG Chem Ltd +	4,900	413,282
LIG Non-Life Insurance Co Ltd +	12,990	317,644
NHN Corp * +	18,000	3,276,428
STX Shipbuilding Co Ltd +	119,380	5,687,421
Taihan Electric Wire Co Ltd +	7,320	264,755

		41,503,471

Spain - 2.58%

Banco Sabadell SA † +	188,000	2,062,657
Campofrio Alimentacion SA +	66,667	1,324,025
Grifols SA +	215,300	4,664,378
Mapfre SA +	762,700	3,773,887
Prosegur Cia de Seguridad SA +	12,100	461,966
Red Electrica de Espana † +	142,550	6,681,374
Sol Melia SA +	156,300	3,470,864
Tecnicas Reunidas SA +	61,700	4,147,181

		26,586,332

Sweden - 1.79%

Alfa Laval AB † +	55,200	3,325,814
Bilia AB ‘A’ +	162,200	2,967,145
Getinge AB ‘B’ +	82,400	1,775,206
Kungsleden AB +	177,000	2,202,742
SAS AB * +	219,800	5,054,912
Trelleborg AB ‘B’ † +	113,800	3,131,584

		18,457,403

Switzerland - 3.29%

AFG Arbonia-Forster-Holding AG +	1,000	520,859
Baloise Holding AG +	62,200	6,135,070
Galenica AG +	7,953	2,915,627
Georg Fischer AG +	6,372	4,808,744
Helvetia Holding AG +	16,466	6,299,875
Holcim Ltd +	50,798	5,486,063
Petroplus Holdings AG * +	11,250	1,149,819
Swiss Life Holding +	24,950	6,578,011

		33,894,068

United Kingdom - 17.60%

Aberdeen Asset Management PLC	700,200	2,738,712
Air Berlin PLC * +	86,500	1,837,869
Arriva PLC +	129,746	1,781,918
Babcock International Group PLC +	411,975	4,448,068
Balfour Beatty PLC +	58,100	512,403
Beazley Group PLC +	739,087	2,170,358
BlueBay Asset Management PLC * +	17,500	172,946
BPP Holdings PLC	41,000	470,943
British Energy Group PLC +	693,700	7,483,553
British Land Co PLC REIT +	117,300	3,138,867
Britvic PLC +	913,700	7,059,128
Collins Stewart PLC +	234,109	1,030,077
Computacenter PLC +	694,590	3,130,541
Dairy Crest Group Plc +	291,361	3,964,052
Dana Petroleum PLC * +	109,400	2,392,781
DS Smith PLC +	1,346,700	6,229,337

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Enodis PLC +	676,504	$2,667,950
FirstGroup PLC +	334,810	4,447,476
Galliford Try PLC +	1,225,960	3,896,195
Game Group PLC +	1,961,785	6,554,412
GKN PLC +	719,052	5,723,988
Greene King PLC +	92,875	1,803,642
Hays PLC +	177,500	606,369
Henderson Group PLC +	2,171,400	6,813,697
Hunting PLC +	374,600	5,483,726
Informa PLC +	51,100	569,433
Invensys PLC * +	436,700	3,326,244
JJB Sports PLC +	794,448	4,057,442
John Wood Group PLC +	1,001,249	6,755,604
Keller Group PLC +	184,006	3,971,512
Kier Group PLC +	102,575	4,210,536
Kingston Communications PLC +	3,138,710	4,653,896
Lonmin PLC +	61,400	4,929,210
Lookers PLC +	488,250	1,744,087
Luminar PLC +	205,600	2,880,347
Mapeley Ltd +	23,716	1,324,482
Melrose PLC +	748,200	2,540,866
Mitchells & Butlers PLC +	183,100	3,215,040
N. Brown Group PLC +	339,634	2,067,033
New Star Asset Management Group Ltd	5,860	53,189
NEXT PLC +	215,500	8,651,731
Northumbrian Water Group PLC +	454,245	2,786,757
Petrofac Ltd +	448,094	4,008,959
RAB Capital PLC +	1,426,961	2,872,150
Segro PLC REIT +	209,000	2,606,914
Southern Cross Healthcare Ltd +	476,086	5,390,931
Spectris PLC +	150,700	2,732,362
Spice PLC	11,700	125,698
St. Ives Group PLC	56,700	275,826
St. James’s Place PLC +	628,800	5,361,228
The Go-Ahead Group PLC +	73,492	3,846,506
Travis Perkins PLC +	129,500	4,915,194
WHSmith PLC +	640,250	5,092,706

		181,524,891

Total Common Stocks (Cost $857,261,620)		991,042,927

OPEN-END MUTUAL FUNDS - 0.34%

Canada - 0.34%

Aeroplan Income Fund	163,900	3,266,460
Canfor Pulp Income Fund	16,100	233,357

		3,499,817

Total Open-End Mutual Funds (Cost $2,971,435)		3,499,817

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.81%

Repurchase Agreement - 3.81%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $39,301,242; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $40,077,467)	$39,287,000	$39,287,000

Total Short-Term Investment (Cost $39,287,000)		39,287,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.09% (Cost $906,704,285)		1,042,812,081

	Shares
SECURITIES LENDING COLLATERAL - 11.69%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $120,561,036)	120,561,036	120,561,036

TOTAL INVESTMENTS - 112.78% (Cost $1,027,265,321)		1,163,373,117

OTHER ASSETS & LIABILITIES, NET - (12.78%)		(131,821,298)

NET ASSETS - 100.00%		$1,031,551,819

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	17.42%
Materials & Processing	15.75%
Producer Durables	15.63%
Short-Term Investment & Securities Lending Collateral	15.50%
Autos & Transportation	11.41%
Consumer Discretionary	11.38%
Utilities	4.69%
Health Care	4.60%
Consumer Staples	4.43%
Integrated Oils	4.41%
Multi-Industry	3.85%
Technology	3.37%
Open-End Mutual Funds	0.34%

112.78%
Other Assets & Liabilities, Net	(12.78%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(b)	As of June 30, 2007, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	17.60%
United States	15.50%
Japan	14.24%
Germany	10.02%
Australia	7.52%
France	6.24%
Canada	5.91%
Italy	5.65%
Netherlands	4.93%
South Korea	4.02%
Switzerland	3.29%
Spain	2.58%
Denmark	2.13%
Finland	2.03%
Sweden	1.79%
Greece	1.63%
Norway	1.37%
Bermuda	1.31%
Belgium	1.19%
Singapore	1.02%
Hong Kong	0.81%
Ireland	0.80%
Austria	0.71%
Portugal	0.35%
Cayman	0.06%
Liechtenstein	0.06%
New Zealand	0.02%

112.78%
Other Assets & Liabilities, Net	(12.78%)

100.00%

(c)	Securities with a total aggregate market value of $911,410,481, or 88.35% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.23%

Autos & Transportation - 2.33%

United Parcel Service Inc ‘B’ - 0.56%	169,400	$12,366,200
Other Securities - 1.77%		39,170,858

		51,537,058

Consumer Discretionary - 11.30%

Google Inc ‘A’ * - 0.81%	34,380	17,993,804
The Home Depot Inc - 0.57%	320,450	12,609,708
The Walt Disney Co - 0.49%	321,606	10,979,629
Time Warner Inc - 0.57%	599,160	12,606,326
Wal-Mart Stores Inc - 0.85%	389,000	18,714,790
Other Securities - 8.01%		177,313,516

		250,217,773

Consumer Staples - 6.84%

Altria Group Inc - 1.04%	329,452	23,107,763
PepsiCo Inc - 0.75%	257,080	16,671,638
The Coca-Cola Co - 0.75%	316,200	16,540,422
The Procter & Gamble Co - 1.38%	497,679	30,452,978
Other Securities - 2.92%		64,623,067

		151,395,868

Energy - 3.70%

Schlumberger Ltd (Netherlands) - 0.71%	186,900	15,875,286
Other Securities - 2.99%		66,147,253

		82,022,539

Financial Services - 20.96%

American Express Co - 0.52%	187,200	11,452,896
American International Group Inc - 1.30%	410,442	28,743,253
Bank of America Corp - 1.56%	704,997	34,467,303
Citigroup Inc - 1.81%	783,619	40,191,819
Fannie Mae - 0.44%	149,600	9,773,368
JPMorgan Chase & Co - 1.20%	547,982	26,549,728
Merrill Lynch & Co Inc - 0.52%	138,831	11,603,495
Morgan Stanley - 0.64%	168,803	14,159,196
The Goldman Sachs Group Inc - 0.64%	65,300	14,153,775
Wachovia Corp - 0.70%	301,723	15,463,304
Wells Fargo & Co - 0.84%	530,410	18,654,520
Other Securities - 10.79%		238,770,107

		463,982,764

Health Care - 11.23%

Abbott Laboratories - 0.59%	242,300	12,975,165
Amgen Inc * - 0.46%	183,340	10,136,869
Bristol-Myers Squibb Co - 0.44%	312,100	9,849,876
Johnson & Johnson - 1.26%	454,422	28,001,484
Merck & Co Inc - 0.77%	340,100	16,936,980
Pfizer Inc - 1.29%	1,117,997	28,587,183
UnitedHealth Group Inc - 0.49%	212,604	10,872,569
Wyeth - 0.55%	211,400	12,121,676
Other Securities - 5.38%		119,138,731

		248,620,533

Integrated Oils - 6.41%

Chevron Corp - 1.30%	340,634	28,695,008
ConocoPhillips - 0.92%	260,139	20,420,912
Exxon Mobil Corp - 3.37%	890,478	74,693,295
Other Securities - 0.82%		18,006,775

		141,815,990

Materials & Processing - 3.56%

Other Securities - 3.56%		78,862,042

Multi-Industry - 4.61%

3M Co - 0.45%	115,200	9,998,208
General Electric Co - 2.80%	1,618,400	61,952,352
Tyco International Ltd (Bermuda) - 0.48%	314,783	10,636,518
Other Securities - 0.88%		19,461,663

		102,048,741

Producer Durables - 4.40%

The Boeing Co - 0.54%	123,961	11,920,090
United Technologies Corp - 0.50%	156,300	11,086,359
Other Securities - 3.36%		74,422,509

		97,428,958

Technology - 12.27%

Apple Inc * - 0.75%	135,300	16,512,012
Cisco Systems Inc * - 1.20%	953,616	26,558,206
Dell Inc * - 0.45%	351,000	10,021,050
Hewlett-Packard Co - 0.85%	423,573	18,899,827
Intel Corp - 0.98%	911,820	21,664,843
International Business Machines Corp - 1.02%	213,681	22,489,925
Microsoft Corp - 1.77%	1,332,172	39,259,109
Oracle Corp * - 0.56%	634,036	12,496,850
QUALCOMM Inc - 0.52%	263,200	11,420,248
Other Securities - 4.17%		92,211,442

		271,533,512

Utilities - 7.62%

AT&T Inc - 1.84%	983,979	40,835,128
Comcast Corp ‘A’ * † - 0.58%	455,477	12,808,013
Verizon Communications Inc - 0.86%	460,554	18,961,008
Other Securities - 4.34%		96,179,897

		168,784,046

Total Common Stocks (Cost $1,727,744,689)		2,108,249,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 4.62%

Repurchase Agreement - 4.62%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $102,212,038; collateralized by U.S. Treasury Bonds: 5.250% due 11/15/28 and market value $216,344, 6.000% due 02/15/26 and market value $44,300, 6.875% due 08/15/25 and market value $169,400, 7.500% due 11/15/16 and market value $31,961,250, 7.875% due 02/15/21 and market value $7,208,850, 8.125% due 08/15/21 and market value $4,173,750, and 8.750% due 05/15/17 - 08/15/20 ± and market value $43,520,000; and U.S. Treasury Notes: 4.500% due 09/30/11 - 11/15/15 ± and market value $16,929,050)	$102,175,000	$102,175,000

Total Short-Term Investment (Cost $102,175,000)		102,175,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.85% (Cost $1,829,919,689)		2,210,424,824

	Shares

SECURITIES LENDING COLLATERAL - 5.56%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $123,206,901)	123,206,901	123,206,901

TOTAL INVESTMENTS - 105.41% (Cost $1,953,126,590)		2,333,631,725

OTHER ASSETS & LIABILITIES, NET - (5.41%)		(119,803,804)

NET ASSETS - 100.00%		$2,213,827,921

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	20.96%
Technology	12.27%
Consumer Discretionary	11.30%
Health Care	11.23%
Short-Term Investment & Securities Lending Collateral	10.18%
Utilities	7.62%
Consumer Staples	6.84%
Integrated Oils	6.41%
Multi-Industry	4.61%
Producer Durables	4.40%
Energy	3.70%
Materials & Processing	3.56%
Autos & Transportation	2.33%

105.41%
Other Assets & Liabilities, Net	(5.41%)

100.00%

(b)	The amount of $5,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/07)	291	$111,511,613	($1,267,285)

(c)	Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2007.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 87.76%

Autos & Transportation - 3.85%

Florida East Coast Industries Inc † - 0.19%	36,700	$3,045,366
Lear Corp * - 0.16%	76,170	2,712,414
Other Securities - 3.50%		57,357,307

		63,115,087

Consumer Discretionary - 17.03%

Chipotle Mexican Grill Inc ‘B’ * - 0.15%	30,500	2,398,215
Gaylord Entertainment Co * - 0.13%	40,700	2,183,148
Jack in the Box Inc * † - 0.13%	31,130	2,208,362
priceline.com Inc * - 0.15%	35,849	2,464,260
The Men’s Wearhouse Inc - 0.16%	51,100	2,609,677
ValueClick Inc * † - 0.18%	99,160	2,921,254
Other Securities - 16.13%		264,353,424

		279,138,340

Consumer Staples - 1.97%

Other Securities - 1.97%		32,266,698

Energy - 4.22%

Hanover Compressor Co * † - 0.13%	91,900	2,191,815
Petrohawk Energy Corp * † - 0.15%	159,262	2,525,895
Other Securities - 3.94%		64,517,727

		69,235,437

Financial Services - 19.79%

Alexandria Real Estate Equities Inc REIT † - 0.17%	29,280	2,834,890
Apollo Investment Corp † - 0.14%	106,420	2,290,160
Aspen Insurance Holdings Ltd (Bermuda) - 0.14%	84,800	2,380,336
Deluxe Corp - 0.14%	54,900	2,229,489
International Securities Exchange Holdings Inc - 0.15%	37,300	2,437,555
Nationwide Health Properties Inc REIT - 0.15%	88,500	2,407,200
Ohio Casualty Corp - 0.17%	63,300	2,741,523
Post Properties Inc REIT † - 0.14%	43,300	2,257,229
Realty Income Corp REIT † - 0.15%	100,300	2,526,557
Sotheby’s - 0.18%	65,600	3,018,912
Other Securities - 18.26%		299,246,452

		324,370,303

Health Care - 10.22%

Hologic Inc * † - 0.18%	53,550	2,961,851
Illumina Inc * † - 0.13%	53,924	2,188,775
Inverness Medical Innovations Inc * † - 0.14%	43,800	2,234,676
Kyphon Inc * † - 0.14%	48,200	2,320,830
OSI Pharmaceuticals Inc * † - 0.14%	61,500	2,226,915
Ventana Medical Systems Inc * - 0.15%	31,500	2,434,005
Other Securities - 9.34%		153,142,591

		167,509,643

Integrated Oils - 0.13%

Other Securities - 0.13%		2,068,321

Materials & Processing - 8.43%

Acuity Brands Inc - 0.17%	45,700	2,754,796
AptarGroup Inc † - 0.15%	69,400	2,467,864
CF Industries Holdings Inc - 0.20%	55,000	3,293,950
EMCOR Group Inc * † - 0.14%	31,400	2,289,060
Granite Construction Inc † - 0.14%	35,750	2,294,435
Hercules Inc * - 0.15%	122,400	2,405,160
Terra Industries Inc * † - 0.14%	92,200	2,343,724
Washington Group International Inc * † - 0.14%	29,000	2,320,290
Other Securities - 7.20%		118,007,868

		138,177,147

Multi-Industry - 0.46%

Other Securities - 0.46%		7,583,039

Producer Durables - 6.57%

Andrew Corp * - 0.14%	154,600	2,232,424
Belden Inc † - 0.15%	44,775	2,478,296
Bucyrus International Inc ‘A’ † - 0.15%	35,424	2,507,311
Genlyte Group Inc * † - 0.13%	27,800	2,183,412
Itron Inc * † - 0.15%	31,740	2,473,816
Polycom Inc * † - 0.19%	91,200	3,064,320
Other Securities - 5.66%		92,830,689

		107,770,268

Technology - 11.51%

Anixter International Inc * † - 0.14%	30,700	2,308,947
Equinix Inc * † - 0.17%	31,100	2,844,717
FLIR Systems Inc * † - 0.20%	69,500	3,214,375
Foundry Networks Inc * † - 0.15%	144,700	2,410,702
Micros Systems Inc * † - 0.13%	40,500	2,203,200
Nuance Communications Inc * † - 0.13%	130,856	2,189,221
ON Semiconductor Corp * - 0.15%	231,200	2,478,464
Parametric Technology Corp * † - 0.16%	120,420	2,602,276
Other Securities - 10.28%		168,459,980

		188,711,882

Utilities - 3.58%

Time Warner Telecom Inc ‘A’ * † - 0.18%	149,210	2,999,121
Westar Energy Inc † - 0.14%	89,700	2,177,916
Other Securities - 3.26%		53,413,335

		58,590,372

Total Common Stocks (Cost $1,256,878,324)		1,438,536,537

	Principal
	Amount

SHORT-TERM INVESTMENT - 11.80%

Repurchase Agreement - 11.80%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $193,551,137; collateralized by U.S. Treasury Notes: 4.000% due 06/15/09 and market value $16,723,750, 4.375% due 11/15/08 and market value $36,024,400, 4.500% due 09/30/11 and market value $22,767,950, 4.750% due 03/31/11 and market value $50,187,500, and 4.875% due 05/31/11 and market value $71,650,000)	$193,481,000	193,481,000

Total Short-Term Investment (Cost $193,481,000)		193,481,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.56% (Cost $1,450,359,324)		1,632,017,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 30.24%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $495,746,036)	495,746,036	$495,746,036

TOTAL INVESTMENTS - 129.80% (Cost $1,946,105,360)		2,127,763,573

OTHER ASSETS & LIABILITIES, NET - (29.80%)		(488,451,507)

NET ASSETS - 100.00%		$1,639,312,066

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	42.04%
Financial Services	19.79%
Consumer Discretionary	17.03%
Technology	11.51%
Health Care	10.22%
Materials & Processing	8.43%
Producer Durables	6.57%
Energy	4.22%
Autos & Transportation	3.85%
Utilities	3.58%
Consumer Staples	1.97%
Multi-Industry	0.46%
Integrated Oils	0.13%

129.80%
Other Assets & Liabilities, Net	(29.80%)

100.00%

(b)	The amount of $8,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 (09/07)	482	$204,718,575	($1,774,651)

(c)	Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of June 30, 2007.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.47%

Autos & Transportation - 1.53%

FedEx Corp	43,800	$4,860,486
United Parcel Service Inc ‘B’	248,700	18,155,100

		23,015,586

Consumer Discretionary - 12.72%

Avon Products Inc †	182,200	6,695,850
Best Buy Co Inc	114,100	5,325,047
Citadel Broadcasting Corp	7,580	48,890
Costco Wholesale Corp	113,500	6,642,020
eBay Inc *	120,800	3,887,344
Getty Images Inc * †	114,700	5,483,807
Google Inc ‘A’ *	45,600	23,866,128
Hanesbrands Inc *	371,212	10,033,860
IAC/InterActiveCorp *	94,599	3,274,071
Jarden Corp * †	213,800	9,195,538
Las Vegas Sands Corp * †	120,800	9,227,912
Leggett & Platt Inc	231,500	5,104,575
Lowe’s Cos Inc	691,100	21,209,859
McDonald’s Corp	190,500	9,669,780
Omnicom Group Inc	149,200	7,895,664
Starbucks Corp *	119,700	3,140,928
Starwood Hotels & Resorts Worldwide Inc	54,300	3,641,901
Target Corp †	352,300	22,406,280
The Cheesecake Factory Inc * †	153,600	3,766,272
The Walt Disney Co	98,700	3,369,618
Time Warner Cable Inc ‘A’ *	166,300	6,513,971
Time Warner Inc	482,550	10,152,852
Urban Outfitters Inc * †	312,100	7,499,763
Yahoo! Inc *	141,000	3,825,330

		191,877,260

Consumer Staples - 6.62%

Altria Group Inc	185,500	13,010,970
Campbell Soup Co	145,100	5,631,331
Kraft Foods Inc ‘A’	412,356	14,535,549
PepsiCo Inc	488,000	31,646,800
Sara Lee Corp	1,209,900	21,052,260
SYSCO Corp	65,000	2,144,350
The Coca-Cola Co	154,400	8,076,664
The Pepsi Bottling Group Inc	111,800	3,765,424

		99,863,348

Energy - 4.45%

Arch Coal Inc †	127,800	4,447,440
Baker Hughes Inc †	93,600	7,874,568
BJ Services Co †	334,500	9,513,180
EOG Resources Inc	159,300	11,638,458
Schlumberger Ltd (Netherlands)	149,300	12,681,542
The Williams Cos Inc	120,200	3,800,724
Transocean Inc * (Cayman)	66,700	7,068,866
Weatherford International Ltd * (Bermuda)	182,600	10,086,824

		67,111,602

Financial Services - 18.46%

Aflac Inc	211,800	10,886,520
Alliance Data Systems Corp * †	81,600	6,306,048
American Capital Strategies Ltd	219,200	9,320,384
American International Group Inc	241,650	16,922,750
AmeriCredit Corp * †	537,700	14,275,935
Capital One Financial Corp	152,600	11,969,944
Commerce Bancorp Inc †	127,800	4,727,322
Douglas Emmett Inc REIT	167,500	4,143,950
General Growth Properties Inc REIT †	89,730	4,751,204
Host Hotels & Resorts Inc REIT	33,242	768,555
Hudson City Bancorp Inc	218,200	2,666,404
IndyMac Bancorp Inc †	57,200	1,668,524
JPMorgan Chase & Co	453,824	21,987,773
Lehman Brothers Holdings Inc	124,200	9,255,384
Marsh & McLennan Cos Inc	113,300	3,498,704
Paychex Inc	198,100	7,749,672
RenaissanceRe Holdings Ltd (Bermuda)	89,700	5,560,503
SLM Corp	857,900	49,397,882
SunTrust Banks Inc †	85,600	7,339,344
The Progressive Corp	272,300	6,516,139
Wachovia Corp	697,638	35,753,947
Washington Mutual Inc †	498,000	21,234,720
Wells Fargo & Co	440,500	15,492,385
XL Capital Ltd ‘A’ † (Cayman)	74,000	6,237,460

		278,431,453

Health Care - 13.10%

Allergan Inc	449,380	25,902,263
AstraZeneca PLC ADR (United Kingdom)	830,200	44,399,096
Baxter International Inc	253,100	14,259,654
Cerner Corp * †	112,700	6,251,469
DaVita Inc *	174,200	9,385,896
Endo Pharmaceuticals Holdings Inc * †	161,900	5,541,837
Forest Laboratories Inc * †	748,100	34,150,765
Genentech Inc *	160,600	12,150,996
ImClone Systems Inc *	101,900	3,603,184
Kyphon Inc *	5,900	284,085
Medtronic Inc	135,600	7,032,216
Millennium Pharmaceuticals Inc * †	750,400	7,931,728
Sepracor Inc *	147,300	6,042,246
Teva Pharmaceutical Industries Ltd ADR (Israel)	192,599	7,944,709
Thermo Fisher Scientific Inc * †	57,700	2,984,244
UnitedHealth Group Inc	189,380	9,684,893

		197,549,281

Integrated Oils - 3.54%

Chevron Corp	131,290	11,059,870
ConocoPhillips	50,200	3,940,700
Exxon Mobil Corp	195,100	16,364,988
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	205,900	16,719,080
Royal Dutch Shell PLC ‘B’ ADR (United Kingdom)	63,615	5,302,310

		53,386,948

Materials & Processing - 4.60%

Alcoa Inc	65,000	2,634,450
American Standard Cos Inc	259,900	15,328,902
Barrick Gold Corp (Canada)	149,500	4,345,965
E.I. du Pont de Nemours & Co	101,700	5,170,428
Fluor Corp	146,700	16,337,979
Methanex Corp (Canada)	193,000	4,852,020
Owens Corning Inc *	104,500	3,514,335
Potash Corp of Saskatchewan Inc (Canada)	139,200	10,853,424
Rohm & Haas Co	115,200	6,299,136

		69,336,639

Multi-Industry - 5.37%

Fortune Brands Inc	85,300	7,026,161
General Electric Co	1,507,000	57,687,960
Johnson Controls Inc	62,000	7,177,740
Tyco International Ltd (Bermuda)	269,400	9,103,026

		80,994,887

Producer Durables - 5.53%

Alliant Techsystems Inc *	57,000	5,651,550
American Tower Corp ‘A’ *	381,200	16,010,400
Caterpillar Inc	48,500	3,797,550
Cooper Industries Ltd ‘A’ † (Bermuda)	72,600	4,144,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Danaher Corp †	207,000	$15,628,500
Illinois Tool Works Inc	381,100	20,651,809
Parker-Hannifin Corp	60,400	5,913,764
The Boeing Co	34,400	3,307,904
United Technologies Corp	117,400	8,327,182

		83,433,393

Technology - 14.93%

Affiliated Computer Services Inc ‘A’ *	83,500	4,736,120
Altera Corp	125,700	2,781,741
Brocade Communications Systems Inc *	1,192,900	9,328,478
Cisco Systems Inc *	1,112,400	30,980,340
Dell Inc *	727,200	20,761,560
Flextronics International Ltd * † (Singapore)	2,017,600	21,790,080
Jabil Circuit Inc †	528,600	11,666,202
Microsoft Corp	1,378,000	40,609,660
NAVTEQ Corp *	163,100	6,905,654
Qimonda AG ADR * † (Germany)	634,500	9,803,025
QUALCOMM Inc	233,900	10,148,921
SanDisk Corp * †	55,300	2,706,382
SAP AG ADR † (Germany)	276,700	14,131,069
Seagate Technology † (Cayman)	1,034,900	22,529,773
Silicon Laboratories Inc * †	234,800	8,126,428
Symantec Corp *	402,600	8,132,520
VeriFone Holdings Inc *	2,600	91,650

		225,229,603

Utilities - 4.62%

Allegheny Energy Inc *	83,200	4,304,768
AT&T Inc	648,700	26,921,050
CMS Energy Corp	460,400	7,918,880
Edison International †	101,100	5,673,732
Kinder Morgan Management LLC *	129,507	6,721,413
MDU Resources Group Inc	102,000	2,860,080
NiSource Inc	64,200	1,329,582
The AES Corp *	378,600	8,283,768
Time Warner Telecom Inc ‘A’ * †	281,000	5,648,100

		69,661,373

Total Common Stocks (Cost $1,237,721,799)		1,439,891,373

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.97%

Repurchase Agreement - 2.97%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $44,768,223; collateralized by U.S. Treasury Notes: 3.000% due 02/15/08 and market value $11,750,550, 3.125% due 09/15/08 and market value $18,762,500, and 4.375% due 11/15/08 and market value $15,138,019)	$44,752,000	44,752,000

Total Short-Term Investment (Cost $44,752,000)		44,752,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.44% (Cost $1,282,473,799)		1,484,643,373

	Shares

SECURITIES LENDING COLLATERAL - 12.59%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $189,794,468)	189,794,468	189,794,468

TOTAL INVESTMENTS - 111.03% (Cost $1,472,268,267)		1,674,437,841

OTHER ASSETS & LIABILITIES, NET - (11.03%)		(166,283,108)

NET ASSETS - 100.00%		$1,508,154,733

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	18.46%
Short-Term Investment & Securities Lending Collateral	15.56%
Technology	14.93%
Health Care	13.10%
Consumer Discretionary	12.72%
Consumer Staples	6.62%
Producer Durables	5.53%
Multi-Industry	5.37%
Utilities	4.62%
Materials & Processing	4.60%
Energy	4.45%
Integrated Oils	3.54%
Autos & Transportation	1.53%

111.03%
Other Assets & Liabilities, Net	(11.03%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.66%

Autos & Transportation - 2.34%

FedEx Corp	7,600	$843,372
Southwest Airlines Co	104,500	1,558,095
United Parcel Service Inc ‘B’	61,800	4,511,400

		6,912,867

Consumer Discretionary - 26.98%

Avon Products Inc †	87,300	3,208,275
Best Buy Co Inc	32,200	1,502,774
Citadel Broadcasting Corp	6,121	39,478
eBay Inc *	219,400	7,060,292
Getty Images Inc *	29,300	1,400,833
Google Inc ‘A’ *	31,800	16,643,484
IAC/InterActiveCorp *	26,400	913,704
Jarden Corp *	44,500	1,913,945
Las Vegas Sands Corp * †	110,700	8,456,373
Lowe’s Cos Inc †	263,400	8,083,746
Omnicom Group Inc †	22,800	1,206,576
Starbucks Corp *	19,200	503,808
Target Corp †	141,260	8,984,136
The Cheesecake Factory Inc * †	14,600	357,992
The Home Depot Inc	22,300	877,505
The Walt Disney Co	79,700	2,720,958
Time Warner Cable Inc ‘A’ *	71,000	2,781,070
Time Warner Inc	162,810	3,425,522
Urban Outfitters Inc *	107,200	2,576,016
Williams-Sonoma Inc †	15,500	489,490
XM Satellite Radio Holdings Inc ‘A’ * †	59,770	703,493
Yahoo! Inc *	213,200	5,784,116

		79,633,586

Consumer Staples - 4.87%

PepsiCo Inc	135,900	8,813,115
SYSCO Corp	132,100	4,357,979
The Coca-Cola Co	22,700	1,187,437

		14,358,531

Energy - 4.72%

Baker Hughes Inc	33,000	2,776,290
EOG Resources Inc	31,200	2,279,472
Schlumberger Ltd (Netherlands)	84,200	7,151,948
Weatherford International Ltd * (Bermuda)	31,300	1,729,012

		13,936,722

Financial Services - 8.26%

Aflac Inc	43,200	2,220,480
American Capital Strategies Ltd †	14,500	616,540
American International Group Inc	65,100	4,558,953
AmeriCredit Corp *	31,100	825,705
Capital One Financial Corp	19,700	1,545,268
JPMorgan Chase & Co	15,400	746,130
Paychex Inc	106,700	4,174,104
SLM Corp	94,700	5,452,826
The Progressive Corp	28,200	674,826
Wachovia Corp †	51,100	2,618,875
Washington Mutual Inc	21,900	933,816

		24,367,523

Health Care - 19.55%

Allergan Inc	69,000	3,977,160
Amylin Pharmaceuticals Inc *	10,500	432,180
AstraZeneca PLC ADR (United Kingdom)	76,200	4,075,176
Baxter International Inc †	89,900	5,064,966
Cerner Corp * †	76,600	4,249,002
DaVita Inc *	36,300	1,955,844
Endo Pharmaceuticals Holdings Inc *	41,800	1,430,814
Forest Laboratories Inc *	52,800	2,410,320
Genentech Inc *	96,300	7,286,058
ImClone Systems Inc *	164,400	5,813,184
Kyphon Inc *	4,200	202,230
Medtronic Inc	116,000	6,015,760
Millennium Pharmaceuticals Inc * †	338,700	3,580,059
PDL BioPharma Inc * †	5,300	123,490
Sepracor Inc *	112,000	4,594,240
Teva Pharmaceutical Industries Ltd ADR (Israel)	90,936	3,751,110
UnitedHealth Group Inc	16,000	818,240
Wyeth	33,700	1,932,358

		57,712,191

Materials & Processing - 1.20%

American Standard Cos Inc	13,200	778,536
Fluor Corp †	24,800	2,761,976

		3,540,512

Multi-Industry - 2.21%

General Electric Co	170,200	6,515,256

Producer Durables - 6.89%

Agilent Technologies Inc *	17,286	664,474
American Tower Corp ‘A’ *	19,400	814,800
Danaher Corp †	68,000	5,134,000
Illinois Tool Works Inc	156,400	8,475,316
KLA-Tencor Corp †	61,800	3,395,910
The Boeing Co	5,200	500,032
United Technologies Corp	19,220	1,363,275

		20,347,807

Technology - 21.01%

Affiliated Computer Services Inc ‘A’ *	19,100	1,083,352
Altera Corp	264,200	5,846,746
Brocade Communications Systems Inc * †	599,400	4,687,308
Cisco Systems Inc *	403,530	11,238,310
Corning Inc *	96,600	2,468,130
Dell Inc *	17,400	496,770
Flextronics International Ltd * (Singapore)	140,200	1,514,160
Jabil Circuit Inc †	95,500	2,107,685
Juniper Networks Inc *	51,800	1,303,806
Linear Technology Corp †	43,100	1,559,358
Maxim Integrated Products Inc	16,800	561,288
Microsoft Corp	316,970	9,341,106
NAVTEQ Corp * †	176,300	7,464,542
QUALCOMM Inc	112,510	4,881,809
SanDisk Corp * †	32,700	1,600,338
SAP AG ADR † (Germany)	17,300	883,511
Seagate Technology (Cayman)	44,900	977,473
Silicon Laboratories Inc *	30,400	1,052,144
Sun Microsystems Inc *	209,900	1,104,074
Symantec Corp *	37,600	759,520
VeriFone Holdings Inc *	800	28,200
Xilinx Inc †	39,500	1,057,415

		62,017,045

Utilities - 0.63%

Time Warner Telecom Inc ‘A’ * †	92,000	1,849,200

Total Common Stocks (Cost $254,528,248)		291,191,240

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 0.85%

Repurchase Agreement - 0.85%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $2,495,904; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $2,545,419)	$2,495,000	$2,495,000

Total Short-Term Investment (Cost $2,495,000)		2,495,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.51% (Cost $257,023,248)		293,686,240

	Shares

SECURITIES LENDING COLLATERAL - 12.10%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $35,723,843)	35,723,843	35,723,843

TOTAL INVESTMENTS - 111.61% (Cost $292,747,091)		329,410,083

OTHER ASSETS & LIABILITIES, NET - (11.61%)		(34,264,024)

NET ASSETS - 100.00%		$295,146,059

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	26.98%
Technology	21.01%
Health Care	19.55%
Short-Term Investment & Securities Lending Collateral	12.95%
Financial Services	8.26%
Producer Durables	6.89%
Consumer Staples	4.87%
Energy	4.72%
Autos & Transportation	2.34%
Multi-Industry	2.21%
Materials & Processing	1.20%
Utilities	0.63%

111.61%
Other Assets & Liabilities, Net	(11.61%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUND - 100.04%

American Funds Insurance Series® Growth-Income Fund - Class 1	44,525,881	$1,974,722,842

TOTAL INVESTMENTS - 100.04% (Cost $1,744,170,475)		1,974,722,842

OTHER ASSETS & LIABILITIES, NET - (0.04%)		(768,278)

NET ASSETS - 100.00%		$1,973,954,564

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.04%
Other Assets & Liabilities, Net	(0.04%)

100.00%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUND - 100.04%

American Funds Insurance Series® Growth Fund - Class 1	21,648,296	$1,442,425,957

TOTAL INVESTMENTS - 100.04% (Cost $1,275,260,053)		1,442,425,957

OTHER ASSETS & LIABILITIES, NET - (0.04%)		(557,036)

NET ASSETS - 100.00%		$1,441,868,921

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.04%
Other Assets & Liabilities, Net	(0.04%)

100.00%

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.02%

Consumer Discretionary - 17.26%

EchoStar Communications Corp ‘A’ *	926,900	$40,199,653
Kimberly-Clark Corp	761,100	50,909,979
Liberty Media Corp - Capital ‘A’ *	383,490	45,129,103
Liberty Media Corp - Interactive ‘A’ *	1,517,850	33,893,591
McDonald’s Corp	1,299,400	65,957,544
News Corp ‘B’ †	3,593,500	82,434,890
Target Corp †	571,100	36,321,960
The Home Depot Inc	1,102,900	43,399,115
Time Warner Inc †	2,661,900	56,006,376
Wal-Mart Stores Inc	1,250,500	60,161,555

		514,413,766

Consumer Staples - 3.92%

Altria Group Inc	1,200,200	84,182,028
Kraft Foods Inc ‘A’	921,878	32,496,200

		116,678,228

Energy - 1.82%

GlobalSantaFe Corp † (Cayman)	751,700	54,310,325

Financial Services - 28.85%

Aflac Inc †	895,300	46,018,420
American Express Co †	1,265,500	77,423,290
American International Group Inc	776,900	54,406,307
Bank of America Corp	1,140,800	55,773,712
Capital One Financial Corp †	937,500	73,537,500
Freddie Mac	446,830	27,122,581
JPMorgan Chase & Co	1,458,600	70,669,170
Loews Corp	1,535,700	78,289,986
Marsh & McLennan Cos Inc †	1,494,500	46,150,160
Merrill Lynch & Co Inc †	800,200	66,880,716
The Bank of New York Co Inc	811,800	33,640,992
The Chubb Corp	883,800	47,848,932
The Goldman Sachs Group Inc †	178,000	38,581,500
The Travelers Cos Inc	919,400	49,187,900
Wachovia Corp	808,812	41,451,615
Wells Fargo & Co	1,496,600	52,635,422

		859,618,203

Health Care - 6.66%

Abbott Laboratories †	844,300	45,212,265
Novartis AG ADR (Switzerland)	783,300	43,919,631
UnitedHealth Group Inc	978,000	50,014,920
WellPoint Inc * †	742,300	59,257,809

		198,404,625

Integrated Oils - 5.75%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	455,600	36,994,720
Suncor Energy Inc (Canada)	416,700	37,469,664
Total SA ADR (France)	1,196,400	96,884,472

		171,348,856

Materials & Processing - 4.83%

Air Products & Chemicals Inc	450,300	36,190,611
Avery Dennison Corp †	561,500	37,328,520
E.I. du Pont de Nemours & Co	848,000	43,112,320
Masco Corp †	963,500	27,430,845

		144,062,296

Multi-Industry - 5.27%

General Electric Co	2,535,900	97,074,252
Textron Inc	545,900	60,109,049

		157,183,301

Producer Durables - 5.75%

Parker-Hannifin Corp †	357,300	34,983,243
Raytheon Co	627,200	33,799,808
The Boeing Co	513,200	49,349,312
United Technologies Corp	748,400	53,084,012

		171,216,375

Technology - 6.45%

Comverse Technology Inc * †	1,378,700	28,745,895
International Business Machines Corp	365,200	38,437,300
L-3 Communications Holdings Inc	344,300	33,531,377
Microsoft Corp	1,068,400	31,485,748
Nokia OYJ ADR (Finland)	2,129,400	59,857,434

		192,057,754

Utilities - 10.46%

Alltel Corp	630,700	42,603,785
AT&T Inc	2,130,551	88,417,866
Embarq Corp †	697,705	44,213,566
Sempra Energy	1,063,100	62,967,413
SES GLOBAL SA FDR + (Luxembourg)	616,000	13,259,723
Sprint Nextel Corp	2,910,919	60,285,132

		311,747,485

Total Common Stocks (Cost $2,375,581,545)		2,891,041,214

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.87%

Repurchase Agreement - 2.87%

Nomura Securities
5.240% due 07/02/07
(Dated 06/29/07, repurchase price of
$85,600,363; collateralized by Fannie
Mae (U.S. Govt Agency Issue): 5.375%
due 05/04/22 and market value $4,781,250
and 5.000% due 03/15/16 and market value
$6,808,288; Federal Farm Credit Bank:
4.900% due 09/22/10 and market value
$8,133,844, 5.100% due 02/22/17 and market
value $6,844,219, 5.500% due 08/17/20 and
market value $7,049,950, 5.620% due
06/01/15 and market value $8,123,613,
and 5.840% due 04/23/15 and market value
$6,067,575; Federal Home Loan Bank:
4.750% due 09/11/15 and market value
$5,952,000, 5.000% due 05/25/18 and market
value $5,416,000, 5.240% due 03/26/18
and market value $4,818,750, 5.330%
due 07/23/18 and market value $4,862,500,
5.650% due 04/20/22 and market value
$7,575,400, and 5.900% due 05/02/17
and market value $5,800,850; and Freddie
Mac (U.S. Govt Agency Issue): 5.050% due
01/26/15 and market value $4,975,000)
	$85,563,000	85,563,000

Total Short-Term Investment (Cost $85,563,000)		85,563,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.89% (Cost $2,461,144,545)		2,976,604,214

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.65%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $138,581,760)	138,581,760	$138,581,760

TOTAL INVESTMENTS - 104.54% (Cost $2,599,726,305)		3,115,185,974

OTHER ASSETS & LIABILITIES, NET - (4.54%)		(135,175,736)

NET ASSETS - 100.00%		$2,980,010,238

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	28.85%
Consumer Discretionary	17.26%
Utilities	10.46%
Short-Term Investment & Securities Lending Collateral	7.52%
Health Care	6.66%
Technology	6.45%
Integrated Oils	5.75%
Producer Durables	5.75%
Multi-Industry	5.27%
Materials & Processing	4.83%
Consumer Staples	3.92%
Energy	1.82%

104.54%
Other Assets & Liabilities, Net	(4.54%)

100.00%

(b)	Securities with a total aggregate market value of $13,259,723, or 0.44% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.13%

Consumer Discretionary - 11.37%

Accenture Ltd ‘A’ (Bermuda)	23,330	$1,000,624
Activision Inc * †	10,320	192,674
Amazon.com Inc *	8,480	580,117
eBay Inc *	26,560	854,701
Google Inc ‘A’ *	3,078	1,610,964
IAC/InterActiveCorp * †	23,650	818,526
Knology Inc * †	29,590	513,978
National CineMedia Inc *	17,180	481,212
Nintendo Co Ltd + (Japan)	4,480	1,634,499
priceline.com Inc * †	8,090	556,107
Sony Corp ADR (Japan)	16,090	826,543
The Knot Inc * †	12,212	246,560
THQ Inc *	12,720	388,214
VeriSign Inc *	25,510	809,432
Yahoo! Inc *	14,070	381,719

		10,895,870

Financial Services - 2.10%

DST Systems Inc * †	13,950	1,104,980
Fiserv Inc *	15,940	905,392

		2,010,372

Health Care - 1.06%

Kyphon Inc * †	4,920	236,898
Mindray Medical International Ltd ADR (Cayman)	7,580	231,417
Thermo Fisher Scientific Inc *	5,540	286,529
TomoTherapy Inc *	11,923	261,352

		1,016,196

Materials & Processing - 0.86%

Wacker Chemie AG + (Germany)	3,480	819,624

Producer Durables - 7.08%

Agilent Technologies Inc *	9,930	381,709
American Tower Corp ‘A’ *	38,161	1,602,762
ATMI Inc *	39,290	1,178,700
Crown Castle International Corp *	17,350	629,284
FEI Co * †	12,300	399,258
Lam Research Corp *	25,010	1,285,514
SBA Communications Corp ‘A’ * †	31,950	1,073,200
Varian Semiconductor Equipment Associates Inc *	5,830	233,550

		6,783,977

Technology - 72.89%

Adobe Systems Inc *	21,826	876,314
Akamai Technologies Inc *	14,530	706,739
Alcatel-Lucent ADR (France)	30,370	425,180
Amphenol Corp ‘A’	12,550	447,408
Analog Devices Inc	8,780	330,479
ANSYS Inc *	16,740	443,610
Apple Inc *	14,710	1,795,208
ASML Holding NV ‘NY’ * (Netherlands)	43,130	1,183,918
Atheros Communications Inc * †	31,890	983,488
AU Optronics Corp ADR (Taiwan)	59,300	1,019,960
Autodesk Inc *	20,340	957,607
BMC Software Inc *	23,960	725,988
Broadcom Corp ‘A’ *	27,440	802,620
Business Objects SA ADR * † (France)	22,690	881,280
CA Inc †	38,680	999,104
Cadence Design Systems Inc *	20,706	454,704
Canon Inc ADR † (Japan)	14,590	855,558
Check Point Software Technologies Ltd * (Israel)	39,570	902,592
Cisco Systems Inc *	27,550	767,268
Citrix Systems Inc * †	26,624	896,430
Cogent Communications Group Inc * †	28,290	845,022
Cogent Inc *	19,480	286,161
Cognizant Technology Solutions Corp ‘A’ *	18,670	1,401,930
Computer Sciences Corp *	7,490	443,034
Comverse Technology Inc * †	18,400	383,640
Concur Technologies Inc * †	21,570	492,874
Corning Inc *	37,090	947,650
EMC Corp *	96,690	1,750,089
Equinix Inc *	5,610	513,147
FormFactor Inc *	16,450	630,035
Garmin Ltd † (Cayman)	19,730	1,459,428
Harris Corp †	19,780	1,078,999
Hewlett-Packard Co	21,180	945,052
Hittite Microwave Corp * †	11,910	508,914
Infineon Technologies AG ADR * (Germany)	43,340	716,410
Intersil Corp ‘A’ †	27,980	880,251
Intuit Inc *	21,440	644,915
LG.Philips LCD Co Ltd ADR * † (South Korea)	63,960	1,447,415
Magma Design Automation Inc *	33,630	472,165
Maxim Integrated Products Inc †	30,690	1,025,353
McAfee Inc *	36,060	1,269,312
MEMC Electronic Materials Inc *	41,142	2,514,599
Micros Systems Inc *	7,889	429,162
Microsoft Corp	23,460	691,366
MIPS Technologies Inc *	42,070	369,795
MoSys Inc * †	85,060	744,275
National Semiconductor Corp †	16,680	471,544
NCR Corp *	12,280	645,191
Network Appliance Inc *	38,250	1,116,900
Nokia OYJ ADR (Finland)	237,520	6,676,687
Nuance Communications Inc *	14,022	234,588
NVIDIA Corp *	39,530	1,632,984
Omniture Inc *	11,570	265,184
ON Semiconductor Corp * †	33,340	357,405
Oracle Corp *	49,320	972,097
PLX Technology Inc *	26,040	290,606
QUALCOMM Inc	8,740	379,229
Research In Motion Ltd * (Canada)	18,100	3,619,819
RightNow Technologies Inc * †	37,490	615,211
Riverbed Technology Inc * †	21,360	935,995
salesforce.com inc * †	22,410	960,493
SanDisk Corp * †	31,390	1,536,227
SAVVIS Inc *	5,830	288,643
Seagate Technology † (Cayman)	14,480	315,230
Siliconware Precision Industries Co Ltd ADR (Taiwan)	92,010	1,012,110
Sirenza Microdevices Inc * †	40,210	477,293
Starent Networks Corp *	9,558	140,503
Symantec Corp *	43,604	880,801
Taleo Corp ‘A’ *	7,010	157,935
Techwell Inc *	12,370	162,047
Telefonaktiebolaget LM Ericsson ADR (Sweden)	25,470	1,015,998
Tessera Technologies Inc *	15,050	610,278
Texas Instruments Inc	14,600	549,398
Tyler Technologies Inc *	31,330	388,805
Verigy Ltd * (Singapore)	53,890	1,541,793
Vocus Inc *	38,809	974,494
Wavecom SA ADR * † (France)	6,200	218,550
Wind River Systems Inc * †	22,080	242,880
Xilinx Inc †	30,370	813,005

		69,846,371

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value

Utilities - 3.77%

Dobson Communications Corp ‘A’ * †	39,187	$435,368
Leap Wireless International Inc * †	6,380	539,110
MetroPCS Communications Inc * †	10,419	344,244
Millicom International Cellular SA * (Luxembourg)	10,880	997,043
NII Holdings Inc * †	12,980	1,048,005
NTELOS Holdings Corp	9,100	251,524

		3,615,294

Total Common Stocks (Cost $83,042,563)		94,987,704

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.10%

Repurchase Agreement - 1.10%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $1,057,383; collateralized by U.S. Treasury Notes: 3.000% due 02/15/08 and market value $1,082,288)	$1,057,000	1,057,000

Total Short-Term Investment (Cost $1,057,000)		1,057,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $84,099,563)		96,044,704

	Shares

SECURITIES LENDING COLLATERAL - 22.90%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $21,948,709)	21,948,709	21,948,709

TOTAL INVESTMENTS - 123.13% (Cost $106,048,272)		117,993,413

OTHER ASSETS & LIABILITIES, NET - (23.13%)		(22,166,841)

NET ASSETS - 100.00%		$95,826,572

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Technology	72.89%
Short-Term Investment & Securities Lending Collateral	24.00%
Consumer Discretionary	11.37%
Producer Durables	7.08%
Utilities	3.77%
Financial Services	2.10%
Health Care	1.06%
Materials & Processing	0.86%

123.13%
Other Assets & Liabilities, Net	(23.13%)

100.00%

(b)	Securities with a total aggregate market value of $2,454,123 or 2.56% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 10.59%

Autos & Transportation - 0.34%

GATX Financial Corp
5.125% due 04/15/10	$4,850,000	$4,791,514

Consumer Discretionary - 0.38%

Time Warner Inc
6.750% due 04/15/11	5,100,000	5,278,245

Financial Services - 6.48%

American General Finance Corp
4.875% due 05/15/10	7,000,000	6,883,513
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	16,150,000	15,677,241
Genworth Financial Inc
5.231% due 05/16/09	4,500,000	4,485,307
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,862,668
ING Capital Funding Trust III
8.439% due 12/29/49 §	9,750,000	10,591,474
iStar Financial Inc
5.125% due 04/01/11	5,000,000	4,898,125
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	8,695,000	9,040,757
Morgan Stanley
5.050% due 01/21/11	8,250,000	8,085,899
PNC Funding Corp
6.500% due 05/01/08	2,000,000	2,008,390
Popular North America Inc
5.200% due 12/12/07	6,975,000	6,963,966
Wachovia Capital Trust III
5.800% due 09/15/99 §	3,875,000	3,861,282
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,307,505
Washington Mutual Inc
8.250% due 04/01/10	11,061,000	11,776,868

		91,442,995

Producer Durables - 0.73%

John Deere Capital Corp
5.400% due 04/07/10 †	10,250,000	10,260,024

Utilities - 2.66%

Comcast Corp
5.850% due 01/15/10	8,250,000	8,309,771
Cox Communications Inc
4.625% due 01/15/10	5,100,000	4,984,317
Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	7,800,000	8,319,144
GTE Corp
7.510% due 04/01/09	7,750,000	8,002,069
SBC Communications Inc
5.300% due 11/15/10	8,000,000	7,968,352

		37,583,653

Total Corporate Bonds & Notes (Cost $148,877,532)		149,356,431

MORTGAGE-BACKED SECURITIES - 70.47%

Collateralized Mortgage Obligations - 39.63%

Banc of America Commercial Mortgage Inc
5.353% due 09/10/47 " §	8,000,000	7,720,613
5.414% due 09/10/47 "	8,500,000	8,231,578
Banc of America Mortgage Securities Inc
5.614% due 05/25/34 " §	1,295,216	1,299,827
Bear Stearns Alt-A Trust
5.640% due 04/25/34 " §	1,454,104	1,455,147
5.670% due 01/25/35 " §	4,695,050	4,715,194
Bear Stearns Commercial Mortgage Securities
5.537% due 10/12/41 "	9,500,000	9,265,872
Chase Mortgage Finance Corp
4.142% due 02/25/37 " §	19,053,079	18,658,719
4.173% due 02/25/37 " §	1,940,398	1,901,551
4.359% due 02/25/37 " §	13,970,380	13,848,139
4.496% due 02/25/37 " §	7,403,178	7,337,364
4.578% due 02/25/37 " §	1,908,640	1,866,520
4.612% due 02/25/37 " §	5,815,409	5,703,165
4.819% due 02/25/37 " §	7,529,976	7,426,079
Countrywide Alternative Loan Trust
5.580% due 12/25/35 - 02/25/36 " § ±	11,327,440	11,327,763
5.620% due 11/20/35 - 12/25/35 " § ±	16,252,370	16,348,268
5.640% due 11/20/35 " §	11,234,892	11,264,800
5.649% due 11/20/35 " §	5,747,094	5,770,960
5.699% due 11/20/35 " §	5,108,528	5,134,444
Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 03/25/36 " §	4,264,213	4,272,768
5.803% due 08/25/33 " §	86,215	86,621
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 "	7,500,000	7,281,645
CS First Boston Mortgage Securities Corp
5.800% due 01/25/33 " §	405,866	406,658
6.530% due 06/15/34 "	20,000,000	20,603,830
CS First Boston Mortgage Securities Corp (IO)
1.639% due 05/15/38 ~ " §	12,107,212	683,623
1.749% due 11/15/36 ~ " §	18,647,962	637,078
5.500% due 04/25/33 - 06/25/33 " ±	340,954	15,158
5.750% due 05/25/33 "	144,852	3,703
Downey Savings & Loan Association Mortgage Loan Trust
5.610% due 10/19/45 " §	6,884,757	6,918,151
Fannie Mae
0.000% due 04/25/36 " §	1,440,943	1,431,675
5.000% due 01/25/25 "	9,426,905	9,348,549
6.270% due 10/25/31 " §	5,771,762	5,956,007
6.500% due 08/25/08 "	1,245,923	1,248,614
First Horizon Alternative Mortgage Securities
5.060% due 03/25/35 " §	2,172,223	2,179,356
5.293% due 07/25/35 " §	2,513,028	2,501,365
Freddie Mac
0.000% due 05/15/36 - 03/15/37 " § ±	9,454,434	9,629,006
5.000% due 12/15/26 "	10,444,061	10,362,584
6.500% due 09/15/09 "	166,003	165,821
7.000% due 09/15/30 "	3,837,889	3,931,261
GE Capital Commercial Mortgage Corp
5.512% due 11/10/45 " §	13,000,000	12,652,467
Harborview Mortgage Loan Trust
5.560% due 01/19/36 " §	1,860,453	1,862,864
5.570% due 01/19/36 " §	9,557,400	9,572,938
5.630% due 11/19/35 " §	2,171,195	2,179,743
5.660% due 06/20/35 " §	2,298,948	2,305,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

Impac CMB Trust
5.570% due 10/25/35 " §	$5,869,485	$5,880,365
Impac Secured Assets CMN Owner Trust
5.570% due 03/25/36 " §	8,013,797	8,029,619
IndyMac Index Mortgage Loan Trust
5.540% due 04/25/46 " §	6,740,754	6,749,569
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 "	16,000,000	14,925,115
5.814% due 06/12/43 " §	14,000,000	13,965,433
JPMorgan Mortgage Trust
4.071% due 07/25/35 " §	1,918,330	1,879,107
4.202% due 07/25/35 " §	5,830,926	5,718,439
4.763% due 07/25/35 " §	3,826,978	3,777,747
4.768% due 07/25/35 " §	5,627,269	5,554,195
MASTR Adjustable Rate Mortgages Trust
5.700% due 11/25/34 " §	424,589	426,748
5.833% due 12/25/46 " §	11,101,433	11,104,902
6.722% due 09/25/34 " §	1,417,740	1,416,319
Merrill Lynch Mortgage Investors Inc
5.149% due 12/25/35 " §	5,582,000	5,489,780
7.013% due 07/25/33 " §	544,358	546,736
MortgageIT Trust
5.580% due 12/25/35 " §	4,589,546	4,601,455
Prudential Commercial Mortgage Trust (IO)
1.625% due 02/11/36 ~ " §	33,468,633	1,426,202
Sequoia Mortgage Trust
5.866% due 11/20/34 " §	1,821,524	1,826,620
Structured Adjustable Rate Mortgage Loan Trust
4.714% due 06/25/34 " §	6,593,433	6,572,125
5.121% due 02/25/35 " §	1,538,795	1,549,659
5.660% due 08/25/35 " §	1,086,004	1,089,296
7.168% due 05/25/34 " §	1,134,019	1,135,517
7.341% due 03/25/34 " §	371,794	374,951
7.429% due 02/25/34 " §	131,723	133,395
Structured Asset Mortgage Investments Inc
5.550% due 02/25/36 " §	14,588,893	14,591,067
Structured Asset Securities Corp
4.700% due 11/25/33 " §	2,052,823	2,056,994
5.000% due 07/25/33 " §	1,019,902	1,031,845
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.867% due 11/25/46 " §	16,925,312	16,927,956
5.879% due 09/25/46 " §	18,208,089	18,300,823
Washington Mutual Inc
4.835% due 09/25/35 " §	9,000,000	8,859,187
5.580% due 11/25/45 " §	9,920,739	9,959,351
5.590% due 12/26/45 " §	6,624,730	6,645,761
5.610% due 07/25/45 - 10/25/45 " § ±	17,458,838	17,498,683
5.640% due 08/25/45 " §	4,720,525	4,734,100
5.729% due 03/25/47 " §	6,435,998	6,425,691
5.949% due 09/25/46 " §	3,227,821	3,242,969
5.989% due 09/25/46 - 11/25/46 " § ±	35,092,339	35,108,860
Washington Mutual Inc (IO)
0.488% due 02/25/34 " §	7,542,260	46,927
1.181% due 01/25/08 " §	3,181,389	20,238
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	3,038,959	3,072,230
Wells Fargo Mortgage-Backed Securities Trust
4.541% due 02/25/35 " §	11,932,792	11,698,980
4.977% due 10/25/35 " §	8,693,787	8,743,834
5.089% due 03/25/36 " §	20,380,474	20,117,065
5.599% due 07/25/36 " §	10,157,466	10,116,300

		558,885,429

Fannie Mae - 18.42%

3.439% due 08/01/33 " §	11,581,655	11,408,647
3.847% due 10/01/33 " §	6,684,663	6,575,806
3.960% due 12/01/33 " §	11,754,654	11,623,660
4.000% due 11/01/13 "	9,724,930	9,352,360
4.239% due 05/01/33 " §	6,035,103	6,022,642
4.275% due 03/01/35 " §	3,008,610	2,967,920
4.303% due 05/01/35 " §	4,230,000	4,220,109
4.317% due 01/01/35 " §	3,267,000	3,211,846
4.390% due 02/01/33 " §	1,909,000	1,908,758
4.500% due 06/01/18 - 03/01/20 " ±	8,325,502	7,935,430
4.510% due 05/01/35 " §	11,627,191	11,586,451
4.574% due 04/01/35 - 07/01/35 " § ±	16,437,120	16,226,446
4.620% due 01/01/35 " §	5,586,593	5,516,303
4.623% due 02/01/33 " §	3,862,312	3,877,215
4.635% due 07/01/35 " §	5,764,068	5,720,104
4.640% due 07/01/35 " §	9,174,189	9,152,944
4.657% due 08/01/35 " §	10,307,000	10,285,556
4.706% due 04/01/33 " §	1,994,504	1,972,918
4.709% due 06/01/35 " §	6,199,383	6,189,404
4.736% due 08/01/35 " §	12,336,227	12,233,579
4.749% due 10/01/34 " §	7,392,168	7,415,496
4.844% due 06/01/33 " §	4,165,734	4,218,193
4.854% due 11/01/35 " §	6,830,437	6,793,487
4.918% due 07/01/35 " §	7,049,000	6,979,578
4.935% due 06/01/35 " §	6,441,000	6,310,066
5.088% due 12/01/35 " §	4,368,000	4,327,416
5.464% due 04/01/34 " §	8,039,910	8,078,588
5.500% due 01/01/09 - 06/01/20 " ±	47,020,658	46,502,584
6.000% due 01/01/18 "	11,898,350	11,972,247
6.500% due 05/01/33 "	6,134,506	6,234,258
7.000% due 05/01/33 - 06/01/33 " ±	2,471,871	2,539,796
7.146% due 05/01/33 " §	441,190	444,590

		259,804,397

Freddie Mac - 8.72%

4.000% due 02/01/14 - 04/01/14 " ±	16,344,561	15,706,997
4.314% due 12/01/35 " §	14,033,827	13,898,887
4.352% due 03/01/35 " §	3,351,325	3,294,962
4.414% due 02/01/35 " §	5,138,402	4,989,755
4.500% due 04/01/18 - 08/01/20 " ±	3,999,999	3,812,875
4.582% due 08/01/35 " §	9,478,083	9,333,497
4.643% due 03/01/35 " §	4,806,501	4,792,658
4.915% due 09/01/35 " §	11,127,295	11,010,341
5.500% due 02/01/12 - 11/01/21 " ±	44,637,489	44,155,331
6.000% due 04/01/33 "	11,955,934	11,907,126

		122,902,429

Government National Mortgage Association - 3.70%

4.250% due 07/20/34 † " §	11,148,795	11,164,573
4.500% due 09/20/34 † " §	6,339,726	6,346,218
4.750% due 01/20/35 " §	8,977,161	8,966,168
5.500% due 07/15/20 "	3,962,269	3,913,000
6.000% due 01/15/22 "	21,741,191	21,858,968

		52,248,927

Total Mortgage-Backed Securities (Cost $999,711,488)		993,841,182

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES - 4.37%

AmeriCredit Automobile Receivables Trust
4.470% due 05/06/10 "	$8,488,861	$8,469,622
Countrywide Home Equity Loan Trust
5.540% due 12/15/29 " §	1,006,170	1,007,284
5.540% due 04/15/30 " §	2,003,001	2,006,049
5.540% due 02/15/36 " §	6,031,482	6,034,372
5.560% due 02/15/30 " §	3,688,632	3,694,026
5.580% due 10/15/28 " §	1,569,646	1,572,609
5.580% due 06/15/29 " §	1,279,519	1,281,449
5.670% due 03/15/29 " §	3,005,744	3,013,087
CPS Auto Trust
2.688% due 04/15/10 ~ "	2,395,452	2,361,391
Household Home Equity Loan Trust
5.670% due 09/20/33 " §	2,343,810	2,352,109
Lehman XS Trust
5.590% due 02/25/36 " §	9,466,353	9,482,492
5.620% due 11/25/35 " §	6,889,123	6,907,049
5.779% due 03/25/47 " §	13,423,729	13,406,949

Total Asset-Backed Securities (Cost $61,587,356)		61,588,488

U.S. GOVERNMENT AGENCY ISSUE - 1.55%

Federal Home Loan Bank
3.923% due 09/07/07 §	22,000,000	21,950,939

Total U.S. Government Agency Issue (Cost $21,969,180)		21,950,939

U.S. TREASURY OBLIGATIONS - 8.90%

U.S. Treasury Bonds - 1.40%

4.500% due 02/15/36	21,800,000	19,746,048

U.S. Treasury Inflation Protected Securities - 0.53%

2.375% due 01/15/25 ^	3,397,662	3,268,129
2.375% due 01/15/27 ^	4,302,732	4,133,316

		7,401,445

U.S. Treasury Notes - 6.97%

4.625% due 02/15/17 †	3,600,000	3,487,504
4.875% due 08/15/09	94,900,000	94,862,989

		98,350,493

Total U.S. Treasury Obligations (Cost $126,168,375)		125,497,986

SHORT-TERM INVESTMENTS - 4.15%

Repurchase Agreements - 4.15%

Lehman Brothers Holdings Inc 4.000% due 07/02/07 (Dated 06/29/07, repurchase price of $56,018,667; collateralized by U.S. Treasury Inflation Protected Securities: 2.000% due 04/15/12 and market value $20,685,677; and U.S. Treasury Notes: 4.625% due 02/15/17 and market value $36,448,005)	56,000,000	56,000,000

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $2,531,917; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $2,585,269)	2,531,000	2,531,000

		58,531,000

Total Short-Term Investments (Cost $58,531,000)		58,531,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.03% (Cost $1,416,844,931)		1,410,766,026

	Shares

SECURITIES LENDING COLLATERAL - 1.96%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $27,612,920)	27,612,920	27,612,920

TOTAL INVESTMENTS - 101.99% (Cost $1,444,457,851)		1,438,378,946

OTHER ASSETS & LIABILITIES, NET - (1.99%)		(28,043,711)

NET ASSETS - 100.00%		$1,410,335,235

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	70.47%
Corporate Bonds & Notes	10.59%
U.S. Treasury Obligations	8.90%
Short-Term Investments & Securities Lending Collateral	6.11%
Asset-Backed Securities	4.37%
U.S. Government Agency Issue	1.55%

101.99%
Other Assets & Liabilities, Net	(1.99%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	89.13%
A1	0.18%
A	6.75%
BBB	3.84%
Not Rated	0.10%

100.00%

(c)	The amount of $1,157,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/07)	523	$523,000,000	($270,200)
Eurodollar (12/07)	245	245,000,000	(113,423)
Eurodollar (03/08)	448	448,000,000	(453,233)
Eurodollar (06/08)	338	338,000,000	(347,709)
Eurodollar (09/08)	180	180,000,000	(256,872)
U.S. Treasury 2-Year Notes (09/07)	970	194,000,000	(229,831)

Short Futures Outstanding

U.S. Treasury 5-Year Notes (09/07)	1,361	136,100,000	352,947
U.S. Treasury 10-Year Notes (09/07)	1,185	118,500,000	1,778,656
U.S. Treasury 30-Year Bonds (09/07)	83	8,300,000	44,318

			$504,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

SENIOR LOAN NOTES - 96.39%

Autos & Transportation - 8.05%

American Airlines Inc Term 2 Facility
7.360% due 12/17/10 §	$3,491,161	$3,494,984
Dana Corp
7.860% due 04/13/08 §	6,250,000	6,270,187
Delta Air Lines Inc (2nd Lien)
due 04/30/14 § ∞	2,000,000	2,015,000
Gainey Corp
8.110% due 04/20/12 §	3,960,000	3,952,575
General Motors Corp (Secured Term Loan)
7.735% due 11/29/13 §	5,000,000	5,046,875
HLI Operating Co Inc (Synthetic Letter of Credit)
5.485% due 05/30/14 §	EUR 218,182	297,883
HLI Operating Co Inc Facility
8.110% due 05/30/14 §	3,781,818	5,131,316
Key Safety Systems Inc (1st Lien)
7.610% due 03/08/14 §	$6,234,375	6,230,479
Ozburn-Hessey Holding Co LLC
8.610% due 08/10/12 §	8,454,284	8,507,123
United Air Lines Inc Tranche B
7.360% due 02/03/14 §	8,000,000	8,010,000
US Airways Group Inc
7.860% due 03/23/14 §	8,750,000	8,794,669

		57,751,091

Consumer Discretionary - 35.44%

AWAS Capital Inc (1st Lien)
7.110% due 03/15/13 §	4,700,501	4,679,936
AWAS Capital Inc (2nd Lien)
11.360% due 03/15/13 §	2,418,238	2,442,421
BakerCorp Tranche C
due 05/08/14 § ∞	1,000,000	1,007,500
7.610% due 05/08/14 §	8,500,000	8,563,750
Burlington Coat Factory Warehouse Corp
due 05/28/13 § ∞	2,000,000	1,989,170
7.610% due 05/28/13 §	8,750,000	8,702,619
Cequel Communications LLC
due 11/05/13 § ∞	6,000,000	5,982,030
7.360% due 11/05/13 §	10,209,375	10,178,798
Charter Communications Operating LLC (Existing Term Loan)
7.360% due 04/28/13 §	15,000,000	14,891,250
Dollar General Corp Tranche B1
8.110% due 07/07/14 §	2,000,000	1,940,000
Foamex LP (1st Lien)
due 02/12/13 § ∞	5,000,000	4,987,525
7.610% due 02/12/13 §	6,000,000	5,985,030
Fontainebleau Florida Hotel LLC Tranche C
11.360% due 06/06/12 §	2,500,000	2,500,000
Ginn La Conduit Lender Inc (1st Lien Tranche A Credit-Linked Deposit)
5.260% due 06/08/11 §	315,910	304,853
Ginn La Conduit Lender Inc Tranche B (1st Lien)
8.860% due 06/08/11 §	684,090	660,147
Green Valley Ranch Gaming LLC
due 02/16/14 § ∞	1,994,811	2,003,130
Green Valley Ranch Gaming LLC (2nd Lien)
due 08/16/14 § ∞	1,000,000	1,005,625
Herbst Gaming Inc (Delayed Draw Term B Loan)
due 12/02/11 § ∞	1,854,984	1,857,887
Herbst Gaming Inc Term B
due 12/02/11 § ∞	2,135,002	2,138,344
Iconix Brand Group Inc
7.610% due 05/02/13 §	1,246,875	1,253,109
Inmar Inc
7.860% due 04/29/13 §	3,990,000	4,022,419
KnowledgePoint360 Group LLC (2nd Lien) (United Kingdom)
12.360% due 04/13/15 §	1,000,000	1,002,500
Kuilima Resort Co (1st Lien)
8.110% due 09/30/10 §	1,250,000	1,242,969
Las Vegas Sands LLC Tranche B
7.110% due 05/23/14 §	766,667	765,831
Local TV Finance LLC
7.360% due 05/07/13 §	7,000,000	7,020,790
MGM Holdings II Inc/LOC Acquisition Co
Tranche B
due 04/08/12 § ∞	2,989,912	2,998,732
MGM Holdings II Inc/Metro-Goldwyn-Mayer Inc
Tranche B2
8.610% due 04/08/12 §	1,246,875	1,250,192
Michaels Stores Inc (Replacement Loan)
7.610% due 10/31/13 §	11,000,000	10,917,500
Neff Corp (2nd Lien)
8.860% due 11/30/14 §	6,000,000	6,035,640
Parts Holdings SAS Facility D (France)
10.360% due 06/30/15 §	EUR 3,000,000	4,001,996
Penton Media Inc (1st Lien)
7.610% due 02/01/13 §	$5,236,875	5,263,059
PetCo Animal Supplies Inc
7.860% due 10/26/13 §	1,246,867	1,256,736
Pivotal Promontory LLC (1st Lien)
due 08/31/10 § ∞	7,486,090	7,439,302
Riverdeep Interactive Learning USA Inc
due 12/20/13 § ∞	2,500,000	2,513,213
8.110% due 12/20/13 §	11,464,912	11,525,504
Sabre Inc
due 09/30/14 § ∞	1,000,000	989,580
7.610% due 09/30/14 §	16,249,585	16,080,265
Sitel LLC (U.S. Term Loan)
7.860% due 01/30/14 §	5,458,694	5,492,811
SkillSoft Corp (Ireland)
due 05/14/13 § ∞	8,000,000	8,050,000
Solo Cup Co Term B1
due 02/27/11 § ∞	1,994,845	2,020,608
8.860% due 02/27/11 §	1,994,846	2,020,610
Stile Acquisition Corp (Canadian Term Loan) (Canada)
due 04/06/13 § ∞	2,100,485	2,045,347
7.360% due 04/06/13 §	450,372	438,550
Stile U.S. Acquisition Corp (U.S. Term Loan)
due 04/06/13 § ∞	2,104,063	2,048,273
7.360% due 04/06/13 §	1,478,412	1,439,212
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
5.260% due 05/19/11 §	402,414	402,414
Tamarack Resort LLC Tranche B
8.610% due 05/19/11 §	596,076	596,076
Time UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom)
5.360% due 04/26/14 §	GBP 1,689,475	3,358,729
Totes Isotoner Corp (1st Lien)
7.860% due 01/31/13 §	$1,250,000	1,257,550
Travelport LLC (Synthetic Letter of Credit)
due 08/23/13 § ∞	846,025	850,822
7.860% due 08/23/13 §	112,038	112,673
Travelport LLC Tranche B (Dollar Term Loan)
due 08/23/13 § ∞	8,153,975	8,200,208
7.860% due 08/23/13 §	1,031,931	1,037,782
Tribune Co Tranche B (Advance)
8.360% due 05/19/14 §	12,000,000	11,719,980
Tribune Co Tranche X (Advance)
7.860% due 05/18/09 §	7,466,667	7,476,933
TRU 2005 RE Holding Co I Ltd
8.360% due 10/09/10 §	8,000,000	8,037,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

Univision Communications Inc
7.610% due 09/29/14 §	$8,926,175	$8,754,659
Vanguard Car Rental USA Holdings Inc
due 06/14/13 § ∞	1,885,906	1,903,351
Water Pik Technologies Inc (1st Lien)
due 06/15/13 § ∞	2,000,000	2,005,000
Yankee Candle Co Inc
due 02/06/14 § ∞	3,250,000	3,264,560
7.360% due 02/06/14 §	1,986,875	1,995,776
Young Broadcasting Inc
7.860% due 11/03/12 §	2,244,275	2,253,622

		254,181,898

Energy - 3.33%

Helix Energy Solutions Group Inc
due 07/01/13 § ∞	2,500,000	2,508,213
7.360% due 07/01/13 §	10,935,782	10,971,706
SemGroup
due 03/16/11 § ∞	2,500,000	2,506,250
Western Refining Inc (Advance)
due 05/30/14 § ∞	6,332,249	6,352,231
Western Refining Inc (Delayed Draw Advance Loan)
due 05/30/14 § ∞	1,547,883	1,552,768

		23,891,168

Financial Services - 5.83%

Crescent Resources LLC
8.360% due 09/07/12 §	3,000,000	3,001,260
FleetCor Technologies Operating Co LLC
Tranche 1
7.610% due 04/30/13 §	2,500,000	2,509,375
HUB International Holdings Inc
due 06/13/14 § ∞	5,718,954	5,721,080
HUB International Holdings Inc (Delayed Draw Term Loan)
due 06/13/14 § ∞	1,281,046	1,281,522
Kyle Acquisition Group LLC Facility B
due 07/20/09 § ∞	5,714,286	5,771,429
Kyle Acquisition Group LLC Facility C
due 07/20/11 § ∞	4,285,714	4,328,571
LBREP/L-Suncal Master I LLC (1st Lien)
due 01/19/10 § ∞	1,584,231	1,570,369
Realogy Corp (Synthetic Letter of Credit)
due 10/10/13 § ∞	2,093,504	2,083,961
Realogy Corp Term B
due 10/10/13 § ∞	15,631,496	15,560,243

		41,827,810

Health Care - 11.67%

BioTech Research Labs (1st Lien)
due 03/17/14 § ∞	2,000,000	1,997,510
CCS Medical Inc (1st Lien)
due 09/30/12 § ∞	7,791,720	7,806,330
8.610% due 09/30/12 §	6,895,000	6,907,928
Fenwal Inc (1st Lien)
7.610% due 02/28/14 §	10,071,429	10,115,491
Graceway Pharmaceuticals LLC Term B (1st Lien)
8.110% due 05/03/12 §	6,049,167	6,057,998
HCA Inc Tranche B
due 11/18/13 § ∞	4,974,969	5,011,808
HealthSouth Corp
7.860% due 03/10/13 §	6,302,176	6,330,536
LifeCare Holdings Inc
8.360% due 08/11/12 §	10,500,000	10,241,910
Patheon Inc Tranche PB
7.860% due 04/27/14 §	598,500	597,303
Patheon Inc Tranche USB
7.860% due 04/27/14 §	399,000	398,202
Quintiles Transnational Corp Term B (1st Lien)
7.360% due 03/31/13 §	10,972,222	10,985,992
Select Medical Corp Tranche B
7.360% due 02/24/12 §	7,533,659	7,500,021
Stiefel Laboratories Inc (1st Lien)
7.610% due 12/28/13 §	4,521,545	4,534,074
Stiefel Laboratories Inc (Delayed Draw Term Loan)
7.610% due 12/28/13 §	3,458,405	3,467,987
Warner Chilcott Co Inc Tranche B (Acquisition Date Term Loan)
due 01/18/12 § ∞	1,378,348	1,382,862
Warner Chilcott Co Inc Tranche C (Acquisition Date Term Loan)
due 01/18/12 § ∞	379,722	380,965

		83,716,917

Materials & Processing - 6.53%

Appleton Papers Inc Term B
7.110% due 06/05/14 §	6,500,000	6,516,250
Atrium Cos Inc (Closing Date Term Loan)
due 05/31/12 § ∞	6,360,233	6,259,519
Celanese US Holdings LLC
7.110% due 04/02/14 §	2,000,000	2,005,160
Euramax International Inc (Domestic Term Loan)
8.360% due 06/29/12 §	3,325,243	3,314,851
Graphic Packaging International Corp Term B
7.360% due 05/16/14 §	1,250,000	1,253,125
Jason Inc
due 04/30/10 § ∞	3,000,000	3,011,250
7.860% due 04/30/10 §	5,000,000	5,018,750
NewPage Corp
7.610% due 05/02/11 §	2,971,235	2,995,837
Pro-Build Holdings Inc
due 06/29/13 § ∞	3,475,922	3,451,469
Pro-Build Holdings Inc (Delayed Draw Term Loan)
due 06/29/13 § ∞	2,519,078	2,501,356
Professional Paint Inc (1st Lien)
due 05/31/12 § ∞	1,250,000	1,240,625
PSE ACQCO Ltd Term B
8.110% due 05/30/15 §	3,000,000	3,000,000
PSE ACQCO Ltd Term C
8.360% due 05/30/16 §	3,000,000	3,000,000
United Central Industrial Supply Co LLC
7.860% due 03/31/12 §	3,217,479	3,229,545

		46,797,737

Producer Durables - 3.67%

Custom Building Products Inc (2nd Lien)
10.360% due 04/20/12 §	3,000,000	3,007,500
FR Brand Acquisition Corp Term B (1st Lien)
due 02/07/14 § ∞	3,200,000	3,212,000
7.610% due 02/07/14 §	1,987,000	1,994,451
Generac Acquisition Corp (1st Lien)
due 11/10/13 § ∞	3,200,000	3,154,272
Generac Acquisition Corp (2nd Lien)
due 05/12/14 § ∞	2,000,000	1,924,000
Mueller Water Products Inc Term B
7.110% due 05/24/14 §	8,000,000	8,036,640
Wesco Aircraft Hardware Corp (1st Lien)
7.610% due 09/30/13 §	4,953,743	4,986,264

		26,315,127

Technology - 7.21%

Aspect Software Inc (2nd Lien)
12.360% due 07/11/12 §	2,000,000	2,010,000
Intergraph Corp (1st Lien)
due 05/29/14 § ∞	1,182,532	1,186,973
7.610% due 05/29/14 §	5,848,991	5,870,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

Metrologic Instruments Inc (1st Lien)
8.360% due 12/21/13 §	$4,987,500	$5,018,447
Metrologic Instruments Inc (2nd Lien Add-on Term Loan)
11.610% due 04/10/15 §	6,000,000	6,052,500
Open Solutions Inc
due 01/23/14 § ∞	2,144,972	2,155,032
Serena Software Inc
7.360% due 03/10/13 §	3,562,325	3,572,353
Sorenson Communications Inc Tranche C
7.860% due 08/16/13 §	1,729,061	1,730,687
SunGard Data Systems Inc Term B
7.360% due 02/11/13 §	4,488,507	4,515,707
Vangent Inc
due 02/14/13 § ∞	9,500,000	9,535,625
Verint Systems Inc
due 05/27/14 § ∞	1,000,000	1,001,725
8.110% due 05/27/14 §	4,000,000	4,006,900
Vertafore Inc
7.860% due 01/31/12 §	4,987,500	5,012,438

		51,669,341

Utilities - 14.66%

American Cellular Corp Tranche B
due 03/15/14 § ∞	10,250,000	10,252,562
7.360% due 03/15/14 §	1,974,375	1,974,869
Boston Generating LLC (1st Lien)
due 12/20/13 § ∞	973,599	978,735
7.610% due 12/20/13 §	1,939,879	1,950,111
Boston Generating LLC (1st Lien Revolving Credit Loan)
due 12/20/13 § ∞	60,463	60,786
5.235% due 12/20/13 §	120,925	121,570
Boston Generating LLC (1st Lien Synthetic Letter of Credit Loan)
due 12/20/13 § ∞	215,938	217,091
5.235% due 12/20/13 §	431,876	434,181
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit Loan)
due 06/28/13 § ∞	2,563,694	2,579,717
Cricket Communications Inc Term B
7.360% due 06/16/13 §	12,967,254	13,013,158
FairPoint Communications Inc Term B (Replacement Loan)
7.110% due 02/08/12 §	2,500,000	2,500,388
Hawaiian Telcom Communications Inc Tranche C
due 06/02/14 § ∞	3,000,000	2,992,500
Insight Midwest Holdings LLC Term B
due 04/07/14 § ∞	8,000,000	8,038,360
7.360% due 04/07/14 §	2,500,000	2,511,988
Knology Inc
due 06/30/12 § ∞	3,186,767	3,216,643
7.610% due 06/30/12 §	3,000,000	3,028,125
Level 3 Financing Inc
due 03/13/14 § ∞	1,250,000	1,253,712
7.610% due 03/13/14 §	5,000,000	5,014,850
Mach Gen LLC (1st Lien Synthetic Letter of Credit Loan)
7.360% due 02/22/13 §	939,629	939,042
Mach Gen LLC Term B (1st Lien)
due 02/22/14 § ∞	1,995,458	2,560,885
7.360% due 02/22/14 §	7,042,205	6,476,778
Matrix Acquisition Corp Tranche B
7.360% due 04/12/14 §	9,975,000	9,993,703
MetroPCS Wireless Inc Tranche B
due 11/04/13 § ∞	3,989,950	4,009,361
7.610% due 11/04/13 §	7,226,784	7,261,943
PAETEC Holding Corp
due 02/28/13 § ∞	1,245,000	1,254,960
UPC Financing Partnership Facility N3
due 12/31/14 § ∞	2,000,000	2,000,520
7.110% due 12/31/14 §	2,500,000	2,500,650
WideOpenWest Finance LLC (1st Lien)
due 06/30/14 § ∞	8,000,000	7,960,000

		105,097,188

Total Senior Loan Notes (Cost $693,214,536)		691,248,277

SHORT-TERM INVESTMENT - 2.25%

Repurchase Agreement - 2.25%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $16,171,860; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $16,491,967)	16,166,000	16,166,000

Total Short-Term Investment (Cost $16,166,000)		16,166,000

TOTAL INVESTMENTS - 98.64% (Cost $709,380,536)		707,414,277

OTHER ASSETS & LIABILITIES, NET - 1.36%		9,752,331

NET ASSETS - 100.00%		$717,166,608

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.44%
Utilities	14.66%
Health Care	11.67%
Autos & Transportation	8.05%
Technology	7.21%
Materials & Processing	6.53%
Financial Services	5.83%
Producer Durables	3.67%
Energy	3.33%
Short-Term Investment	2.25%

98.64%
Other Assets & Liabilities, Net	1.36%

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A	2.29%
BB	14.53%
B	78.26%
CCC	2.09%
Not Rated	2.83%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(c)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $2,987,877, or 0.42% of the net assets as of June 30, 2007, which could be extended at the option of the borrower.

		Unrealized
	Unfunded Loan	Appreciation
Borrower	Commitments	(Depreciation)

Fenwal Inc (1st Lien Delayed Draw Term Loan)	$1,685,915	$371
FleetCor Technologies Operating Co LLC
Tranche 2	503,125	72
Las Vegas Sands LLC
(Delayed Draw Term Loan)	233,079	(254)
Univision Communications Inc
(Delayed Draw Term Loan)	565,758	(8,124)

	$2,987,877	($7,935)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 32.78%

Autos & Transportation - 0.51%

DaimlerChrysler NA Holding Corp
5.875% due 03/15/11	$4,700,000	$4,727,871
FedEx Corp
5.436% due 08/08/07 §	3,625,000	3,625,750
The Goodyear Tire & Rubber Co
9.000% due 07/01/15	6,834	7,398
TRW Automotive Inc
7.250% due 03/15/17 ~	1,000,000	957,500

		9,318,519

Consumer Discretionary - 2.43%

Allied Waste North America Inc
7.250% due 03/15/15	840,000	835,800
CCO Holdings LLC
8.750% due 11/15/13	975,000	996,938
Corrections Corp of America
6.250% due 03/15/13	320,000	308,800
CVS Lease Pass-Through Trust
6.036% due 12/10/28 ~	3,472,655	3,380,331
Dex Media East LLC
12.125% due 11/15/12	3,000,000	3,236,250
Dex Media West LLC
9.875% due 08/15/13	670,000	720,250
DIRECTV Holdings LLC
6.375% due 06/15/15	1,005,000	947,212
EchoStar DBS Corp
7.125% due 02/01/16	400,000	393,000
Iron Mountain Inc
6.625% due 01/01/16	900,000	830,250
7.750% due 01/15/15	160,000	156,800
Jarden Corp
7.500% due 05/01/17	300,000	297,750
K2 Inc
5.600% due 02/15/10	6,000,000	6,000,000
5.610% due 02/15/10	4,000,000	4,000,000
MGM MIRAGE
7.500% due 06/01/16	1,000,000	963,750
News America Inc
6.200% due 12/15/34	1,000,000	935,139
Playtex Products Inc
8.000% due 03/01/11	520,000	538,850
Quebecor World Capital Corp (Canada)
8.750% due 03/15/16 ~	500,000	495,000
Sealy Mattress Co
8.250% due 06/15/14	830,000	854,900
Sinclair Broadcast Group Inc
8.000% due 03/15/12	10,000	10,300
Spectrum Brands Inc
7.375% due 02/01/15	115,000	93,006
The Home Depot Inc
5.485% due 12/16/09 §	1,925,000	1,923,100
5.875% due 12/16/36	2,815,000	2,516,379
Time Warner Inc
5.590% due 11/13/09 §	2,800,000	2,804,231
5.875% due 11/15/16	2,790,000	2,718,364
6.500% due 11/15/36	980,000	933,428
Viacom Inc
5.710% due 06/16/09 † §	1,900,000	1,906,618
Visant Holding Corp
0.000% due 12/01/13 §	320,000	295,200
Wal-Mart Stores Inc
5.375% due 04/05/17	4,815,000	4,685,120
WMG Acquisition Corp
7.375% due 04/15/14	395,000	369,325
WMG Holdings Corp
0.000% due 12/15/14 §	125,000	95,625

		44,241,716

Consumer Staples - 0.03%

Constellation Brands Inc 7.250% due 09/01/16	515,000	504,700

Energy - 0.74%

Anadarko Petroleum Corp
5.760% due 09/15/09 §	1,975,000	1,977,771
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	619,125
Gazprom International SA (Russia)
7.201% due 02/01/20	3,815,018	3,945,491
Nakilat Inc (Qatar)
6.067% due 12/31/33 ~	2,795,000	2,627,398
NRG Energy Inc
7.375% due 02/01/16	475,000	477,375
ONEOK Partners LP
5.900% due 04/01/12	1,280,000	1,287,470
Valero Energy Corp
6.625% due 06/15/37	2,655,000	2,651,325

		13,585,955

Financial Services - 21.57%

Arch Western Finance LLC
6.750% due 07/01/13	705,000	680,325
AXA SA (France)
6.379% due 12/14/36 ~ §	2,490,000	2,253,159
Bancaja U.S. Debt SAU (Spain)
5.500% due 07/10/09 ~ §	2,000,000	2,003,496
Banco Sabadell SA (Spain)
5.455% due 04/23/10 ~ §	2,700,000	2,702,368
Bank of America NA
5.360% due 06/12/09 §	11,000,000	11,004,664
Barclays Bank PLC (United Kingdom)
5.926% due 12/15/99 ~ §	3,060,000	2,962,588
BNP Paribas (France)
7.195% due 12/25/56 ~ §	2,600,000	2,637,586
CAM US Finance SA Sociedad Unipersonal (Spain)
5.506% due 02/01/10 ~ §	4,000,000	4,002,496
Capital One Capital III
7.686% due 08/15/36	2,615,000	2,701,117
Caterpillar Financial Services Corp
5.408% due 08/11/09 §	3,375,000	3,377,690
5.420% due 05/18/09 §	1,750,000	1,752,432
CIT Group Inc
5.470% due 06/08/09 §	3,000,000	2,990,811
Commonwealth Bank of Australia (Australia)
6.024% due 12/31/99 ~ §	3,985,000	3,896,828
Countrywide Financial Corp
5.800% due 06/07/12	8,080,000	8,031,560
Credit Agricole SA (France)
5.410% due 05/28/10 ~ §	10,000,000	10,006,510
6.637% due 05/30/57 ~ §	3,590,000	3,495,942
Credit Suisse USA Inc
5.490% due 12/09/08 §	3,500,000	3,509,527
5.500% due 08/16/11	680,000	680,203
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~	3,285,000	3,021,047
Discover Financial Services
5.890% due 06/11/10 ~ §	6,525,000	6,529,385
Ford Motor Credit Co
7.800% due 06/01/12	1,065,000	1,039,974

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
General Electric Capital Corp
5.385% due 10/26/09 §	$1,500,000	$1,501,112
General Motors Acceptance Corp
6.875% due 08/28/12	1,040,000	1,017,498
Genworth Financial Inc
5.231% due 05/16/09	8,600,000	8,571,921
Glitnir Banki HF (Iceland)
5.795% due 01/21/11 ~ §	4,425,000	4,453,749
Goldman Sachs Capital II
5.793% due 06/01/43 §	3,875,000	3,785,759
HBOS PLC (United Kingdom)
5.920% due 10/01/99 ~ §	5,900,000	5,542,200
HBOS Treasury Services PLC (United Kingdom)
5.250% due 02/21/17 † ~	3,085,000	3,032,228
HSBC Finance Corp
4.125% due 12/15/08	6,289,000	6,177,993
5.450% due 06/19/09 §	1,480,000	1,482,116
ICICI Bank Ltd (India)
5.895% due 01/12/10 ~ §	1,950,000	1,954,389
Iirsa Norte Finance Ltd (Peru)
8.750% due 05/30/24	3,005,283	3,523,694
International Lease Finance Corp
5.580% due 05/24/10 §	1,625,000	1,629,831
iStar Financial Inc
5.750% due 03/03/08 §	2,775,000	2,779,906
Kaupthing Bank HF (Iceland)
5.750% due 10/04/11 ~	5,245,000	5,231,793
6.056% due 01/15/10 ~ §	3,625,000	3,665,034
Landsbanki Islands HF (Iceland)
6.100% due 08/25/11 ~	5,210,000	5,280,648
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/30/56 §	3,945,000	3,868,408
Lehman Brothers Holdings Inc
5.250% due 02/06/12	1,780,000	1,751,372
5.390% due 05/29/08 §	3,500,000	3,502,124
5.500% due 05/25/10 † §	9,000,000	8,999,217
5.750% due 01/03/17	3,380,000	3,289,588
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,746,410
Lincoln National Corp
7.000% due 05/17/66 §	4,045,000	4,157,318
Links Finance Corp (Cayman)
5.590% due 06/15/10 ~ §	5,000,000	5,002,770
Lloyds TSB Group PLC (United Kingdom)
6.267% due 11/14/99 ~ §	2,605,000	2,475,591
Merrill Lynch & Co Inc
5.450% due 08/14/09 §	4,000,000	4,004,360
5.460% due 03/23/10 §	4,500,000	4,504,900
5.620% due 09/09/09 §	1,500,000	1,506,382
6.110% due 01/29/37	960,000	903,754
6.220% due 09/15/26	3,890,000	3,800,503
MetLife Inc
6.400% due 12/15/36	2,025,000	1,881,790
Metropolitan Life Global Funding I
5.400% due 05/17/10 ~ §	10,000,000	10,006,920
Mizuho Capital Investment USD 1 Ltd (Cayman)
6.686% due 12/30/99 ~ §	2,800,000	2,773,207
Monumental Global Funding II
2.800% due 07/15/08 ~	8,350,000	8,125,310
Morgan Stanley
5.446% due 01/15/10 §	4,150,000	4,152,544
5.450% due 01/09/17	5,155,000	4,889,832
5.456% due 05/07/10 §	6,500,000	6,501,554
5.625% due 01/09/12	700,000	699,177
MUFG Capital Finance 1 Ltd (Cayman)
6.346% due 07/25/99 §	2,460,000	2,421,238
Nationwide Financial Services Inc
6.750% due 05/15/67 †	1,400,000	1,336,420
PNC Funding Corp
5.340% due 06/12/09 §	11,000,000	11,004,752
Regions Financing Trust II
6.625% due 05/15/47 §	3,920,000	3,759,841
Reinsurance Group of America Inc
6.750% due 12/15/65 §	1,920,000	1,874,193
Residential Capital LLC
5.860% due 06/09/08 † §	1,200,000	1,188,104
6.125% due 11/21/08	5,000,000	4,955,975
6.375% due 06/30/10 †	6,760,000	6,677,204
6.457% due 04/17/09 §	2,600,000	2,596,771
6.460% due 05/22/09 §	2,750,000	2,738,632
6.500% due 06/01/12	2,255,000	2,202,684
Santander U.S. Debt SA Unipersonal (Spain)
5.420% due 09/19/08 ~ §	3,000,000	3,003,072
Shinsei Finance II (Cayman)
7.160% due 07/25/99 ~ §	7,090,000	7,083,357
SLM Corp
5.495% due 07/27/09 † §	2,750,000	2,682,600
SMFG Preferred Capital USD 1 Ltd (Cayman)
6.078% due 12/31/49 ~ §	4,105,000	3,969,576
Societe Generale (France)
5.922% due 07/05/59 † ~ §	3,880,000	3,763,569
Standard Chartered PLC (United Kingdom)
6.409% due 01/01/99 ~ §	3,900,000	3,725,608
SunTrust Preferred Capital I
5.853% due 12/12/99 §	3,025,000	3,009,648
Swiss Re Capital I LP (Switzerland)
6.854% due 05/25/99 ~ §	6,835,000	6,886,679
The Bank of New York Co Inc
5.375% due 06/29/10 §	7,500,000	7,505,100
The Bear Stearns Cos Inc
5.450% due 08/21/09 §	3,500,000	3,497,350
5.450% due 02/23/10 §	3,500,000	3,489,902
5.480% due 05/18/10 §	8,025,000	8,020,394
5.630% due 09/09/09 §	1,750,000	1,757,088
The Goldman Sachs Group Inc
5.450% due 06/23/09 §	2,675,000	2,678,277
5.460% due 06/28/10 §	4,500,000	4,502,457
5.625% due 01/15/17	1,165,000	1,118,571
5.950% due 01/15/27	4,570,000	4,306,019
The Hartford Financial Services Group Inc
5.250% due 10/15/11	700,000	691,620
5.550% due 08/16/08 †	2,500,000	2,502,815
The Travelers Cos Inc
6.250% due 03/15/67 † §	3,705,000	3,566,663
TRAINS
7.548% due 05/01/16 ~	2,131,845	2,098,347
VTB 24 Capital PLC (Ireland)
6.180% due 12/07/09 §	6,500,000	6,538,025
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.955% due 08/01/08 ~ §	5,200,000	5,211,700
6.110% due 09/21/07 ~ §	12,000,000	12,000,000
Washington Mutual Inc
5.500% due 08/24/09 §	1,480,000	1,481,140
Washington Mutual Preferred Funding I
6.534% due 12/31/99 † ~ §	2,500,000	2,421,242
Washington Mutual Preferred Funding II
6.665% due 12/31/99 † ~ §	6,200,000	5,928,942
Woori Bank (South Korea)
6.208% due 05/02/37 † ~ §	3,710,000	3,584,828
XL Capital Ltd (Cayman)
6.500% due 12/31/99 §	5,105,000	4,802,988
ZFS Finance USA Trust II
6.450% due 12/15/65 ~ §	2,445,000	2,375,501

		393,411,502

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.71%

CVS Caremark Corp
5.660% due 06/01/10 §	$6,500,000	$6,506,500
Fresenius Medical Care Capital Trust II
7.875% due 02/01/08	250,000	245,000
HCA Inc
9.250% due 11/15/16 ~	180,000	192,150
9.625% due 11/15/16 ~	420,000	452,550
Triad Hospitals Inc
7.000% due 11/15/13	10,000	10,537
UnitedHealth Group Inc
5.540% due 06/21/10 ~ §	5,525,000	5,528,287

		12,935,024

Integrated Oils - 1.59%

Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,629,569
Citic Resources Finance Ltd (United Kingdom)
6.750% due 05/15/14 † ~	9,605,000	9,292,838
Pemex Project Funding Master Trust
7.156% due 10/15/09 §	2,500,000	2,585,625
Petroleos de Venezuela SA (Venezuela)
5.500% due 04/12/37	13,175,000	8,432,000
Qatar Petroleum (Qatar)
5.579% due 05/30/11 ~	2,177,805	2,178,219
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
5.832% due 09/30/16 ~	3,920,000	3,853,054

		28,971,305

Materials & Processing - 0.31%

Equistar Chemicals LP
10.125% due 09/01/08	6,321	6,605
Georgia-Pacific Corp
7.700% due 06/15/15 †	280,000	278,600
Huntsman LLC
11.500% due 07/15/12	220,000	245,300
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	800,000	786,000
Nalco Co
7.750% due 11/15/11	275,000	278,438
Owens-Brockway Glass Container Inc
8.250% due 05/15/13 †	225,000	234,000
Owens Corning Inc
7.000% due 12/01/36	2,775,000	2,696,354
PolyOne Corp
8.875% due 05/01/12	500,000	498,750
Terra Capital Inc
7.000% due 02/01/17	690,000	669,300

		5,693,347

Multi-Industry - 0.12%

Siemens Financieringsmaatschappij NV (Netherlands)
5.410% due 08/14/09 ~ §	2,250,000	2,250,448

Producer Durables - 0.13%

ACCO Brands Corp
7.625% due 08/15/15	410,000	404,875
K. Hovnanian Enterprises Inc
8.625% due 01/15/17 †	485,000	468,025
United Technologies Corp
5.430% due 06/01/09 §	1,500,000	1,501,449

		2,374,349

Technology - 0.82%

Freescale Semiconductor Inc
9.125% due 12/15/14 ~	445,000	420,525
Hewlett-Packard Co
5.420% due 06/15/10 §	11,000,000	10,993,864
L-3 Communications Corp
5.875% due 01/15/15	835,000	778,638
NXP BV (Netherlands)
9.500% due 10/15/15	785,000	777,150
Open Solutions Inc
9.750% due 02/01/15 ~	525,000	532,875
SunGard Data Systems Inc
9.125% due 08/15/13	650,000	668,688
10.250% due 08/15/15 †	725,000	770,312

		14,942,052

Utilities - 3.82%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,381,481
America Movil SAB de CV (Mexico)
5.460% due 06/27/08 ~ §	2,000,000	2,000,320
Appalachian Power Co
5.800% due 10/01/35 †	1,100,000	1,017,118
AT&T Inc
5.450% due 05/15/08 §	2,000,000	2,001,880
6.800% due 05/15/36	3,795,000	3,943,107
AT&T Wireless Services Inc
7.875% due 03/01/11	1,000,000	1,076,033
8.750% due 03/01/31	1,000,000	1,250,129
BellSouth Corp
4.200% due 09/15/09 †	4,200,000	4,092,669
5.460% due 08/15/08 §	1,900,000	1,901,957
Comcast Corp
5.656% due 07/14/09 §	3,050,000	3,051,702
Consolidated Communications IL
9.750% due 04/01/12	395,000	415,738
Cricket Communications Inc
9.375% due 11/01/14	550,000	570,625
Dobson Cellular Systems
8.375% due 11/01/11 †	175,000	183,750
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,281,030
8.125% due 06/15/10	2,600,000	2,801,505
France Telecom SA (France)
8.500% due 03/01/31	1,000,000	1,260,111
Intelsat Bermuda Ltd (Bermuda)
9.250% due 06/15/16	200,000	213,500
ITC Holdings Corp
6.375% due 09/30/36 ~	640,000	616,722
Kinder Morgan Energy Partners LP
6.500% due 02/01/37	2,980,000	2,875,700
MetroPCS Wireless Inc
9.250% due 11/01/14 ~	430,000	446,125
Midamerican Energy Holdings Co
6.125% due 04/01/36 †	3,175,000	3,077,524
Qwest Communications International Inc
8.860% due 02/15/09 † §	303,000	307,545
Sprint Nextel Corp
6.000% due 12/01/16	6,940,000	6,595,235
Tampa Electric Co
6.550% due 05/15/36	2,000,000	2,050,272
Telefonica Emisiones SAU (Spain)
5.660% due 06/19/09 §	3,500,000	3,512,824
5.855% due 02/04/13	7,625,000	7,617,398
Time Warner Cable Inc
6.550% due 05/01/37 ~	2,765,000	2,680,950
TXU Electric Delivery Co
5.735% due 09/16/08 ~ §	2,450,000	2,451,514

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Verizon Communications Inc
5.350% due 02/15/11	$2,700,000	$2,686,292
5.850% due 09/15/35 †	325,000	299,071
6.250% due 04/01/37	2,045,000	1,978,349

		69,638,176

Total Corporate Bonds & Notes (Cost $605,527,464)		597,867,093

MORTGAGE-BACKED SECURITIES - 86.60%

Collateralized Mortgage Obligations - 19.86%

American Home Mortgage Assets
5.510% due 09/25/46 " §	10,258,887	10,285,533
Arran Residential Mortgages Funding PLC (United Kingdom)
5.425% due 04/12/56 ~ " §	2,325,000	2,325,000
Banc of America Commercial Mortgage Inc
5.688% due 04/10/49 " §	23,600,000	23,364,883
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 "	4,000,000	3,804,675
5.713% due 06/11/40 " §	28,020,000	28,059,074
5.895% due 09/11/38 " §	6,625,000	6,599,440
Bear Stearns Mortgage Funding Trust
5.500% due 07/25/37 " §	11,000,000	11,000,000
Citigroup Commercial Mortgage Trust
5.914% due 03/15/49 " §	2,220,000	2,212,222
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/49 "	6,125,000	5,879,250
5.617% due 10/15/48 "	4,750,000	4,668,060
Commercial Mortgage Pass-Through Certificates
5.962% due 06/10/46 " §	5,000,000	4,999,268
Countrywide Alternative Loan Trust
5.490% due 09/25/35 " §	8,825,000	8,821,508
5.510% due 07/25/46 " §	7,027,082	7,023,754
5.520% due 07/20/46 " §	7,157,118	7,170,461
5.530% due 09/20/46 - 04/25/47 " § ±	26,068,148	26,097,380
6.500% due 09/25/36 "	6,944,099	6,965,818
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/40 "	8,000,000	7,709,288
5.542% due 01/15/49 " §	20,000,000	19,479,756
6.022% due 06/15/38 " §	3,330,000	3,340,267
Fannie Mae
6.500% due 09/25/33 - 01/25/34 " ±	14,906,762	15,084,025
Fannie Mae (IO)
5.500% due 01/25/36 "	21,109,726	5,773,261
First Horizon Alternative Mortgage Securities
6.000% due 08/25/36 "	4,569,386	4,546,595
Greenpoint Mortgage Funding Trust
5.500% due 01/25/37 " §	4,840,447	4,835,952
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	4,025,000	3,899,191
GS Mortgage Securities Corp II
5.993% due 08/10/45 " §	14,000,000	13,894,328
Harborview Mortgage Loan Trust
5.500% due 07/19/46 " §	5,774,010	5,778,514
5.510% due 02/19/16 "	18,000,000	18,000,000
IndyMac INDA Mortgage Loan Trust
5.971% due 09/25/36 " §	1,358,297	1,353,587
IndyMac Index Mortgage Loan Trust
5.500% due 02/25/37 " §	4,645,851	4,658,879
5.540% due 04/25/46 " §	3,754,600	3,759,510
5.560% due 06/25/37 " §	7,927,613	7,927,613
5.580% due 06/25/35 " §	8,599,191	8,616,038
5.620% due 08/25/35 " §	5,498,657	5,514,518
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/40 "	4,000,000	3,869,326
5.430% due 02/17/40 "	11,000,000	10,641,402
6.097% due 06/15/38 " §	1,575,000	1,587,465
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.440% due 09/15/21 ~ " §	2,677,080	2,678,741
Merrill Lynch Mortgage Trust
5.843% due 05/12/39 " §	6,005,000	5,965,950
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/51 " §	2,580,000	2,501,219
Morgan Stanley Capital I
5.332% due 12/15/43 "	3,990,000	3,835,749
5.364% due 03/15/44 "	6,025,000	5,794,551
5.447% due 02/20/44 " §	3,175,000	3,071,754
Permanent Master Issuer PLC (United Kingdom)
5.396% due 10/15/15 " §	5,375,000	5,380,924
Residential Accredit Loans Inc
5.480% due 02/25/37 " §	2,420,816	2,420,742
5.530% due 04/25/46 " §	2,103,431	2,103,369
6.000% due 11/25/36 "	6,550,251	6,512,527
Residential Asset Securitization Trust
6.000% due 08/25/36 "	4,249,446	4,221,932
Structured Asset Securities Corp
5.610% due 05/25/36 " §	3,500,000	3,483,090
Wachovia Bank Commercial Mortgage Trust
6.011% due 06/15/45 " §	2,195,000	2,216,361
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 07/25/36 "	2,494,200	2,487,201

		362,219,951

Fannie Mae - 48.73%

4.500% due 07/12/37 - 08/20/37 " ±	27,450,000	25,660,835
5.000% due 07/17/22 - 08/14/37 " ±	200,720,000	188,994,940
5.500% due 07/17/37 "	63,800,000	62,852,953
6.000% due 07/12/37 - 07/17/37 " ±	249,745,000	249,618,791
6.500% due 07/12/37 - 08/14/37 " ±	261,965,000	264,436,868
7.000% due 06/01/26 - 07/12/37 " ±	94,432,026	96,984,063

		888,548,450

Freddie Mac - 13.80%

5.000% due 07/12/37 "	115,325,000	108,099,197
5.500% due 07/12/37 "	10,725,000	10,344,595
5.839% due 11/01/36 " §	7,856,761	7,859,002
5.874% due 01/01/37 " §	1,921,062	1,915,027
6.000% due 08/14/37 "	92,850,000	91,907,015
6.500% due 08/14/37 "	31,315,000	31,603,693

		251,728,529

Government National Mortgage Association - 4.21%

5.500% due 07/19/37 "	415,000	402,745
6.000% due 07/19/37 "	26,345,000	26,209,165
6.500% due 07/19/37 "	49,375,000	50,154,187

		76,766,097

Total Mortgage-Backed Securities (Cost $1,582,414,746)		1,579,263,027

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 15.31%

Accredited Mortgage Loan Trust
5.470% due 09/25/36 " §	$3,500,000	$3,498,870
American Express Credit Account Master Trust
5.310% due 12/17/12 " §	11,000,000	11,006,780
AmeriCredit Automobile Receivables Trust
5.370% due 10/06/09 "	6,176,413	6,175,450
Asset-Backed Securities Corp Home Equity
5.460% due 07/25/36 " §	2,500,000	2,478,125
Bank of America Credit Card Trust
5.550% due 11/15/11 " §	3,000,000	3,002,418
Capital One Auto Finance Trust
5.030% due 04/15/12 "	15,000,000	14,906,250
5.070% due 07/15/11 "	7,000,000	6,972,658
Capital One Prime Auto Receivables Trust
5.430% due 02/15/10 "	5,000,000	4,999,945
Citibank Credit Card Issuance Trust
5.350% due 05/21/12 " §	20,000,000	20,017,186
5.540% due 01/09/12 " §	3,775,000	3,772,641
Citigroup Mortgage Loan Trust Inc
5.390% due 05/25/37 " §	4,838,571	4,838,571
5.470% due 08/25/36 " §	2,000,000	2,000,835
5.500% due 03/25/37 " §	4,500,000	4,497,890
5.906% due 05/25/36 " §	394,997	394,279
Countrywide Asset-Backed Certificates
5.380% due 01/25/29 " §	19,775,530	19,789,646
5.470% due 01/25/35 " §	5,000,000	5,002,142
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 " §	4,400,707	4,395,503
DaimlerChrysler Auto Trust
5.380% due 03/08/11 "	3,200,000	3,204,000
First Franklin Mortgage Loan Asset-Backed Certificates
5.470% due 05/25/36 " §	6,250,000	6,253,866
5.600% due 07/25/36 " §	2,000,000	2,000,582
Ford Credit Auto Owner Trust
5.420% due 07/15/09 "	1,941,066	1,941,673
5.420% due 04/15/10 "	4,000,000	3,999,918
GE Dealer Floorplan Master Note Trust
5.330% due 04/20/11 " §	2,250,000	2,250,670
GSAA Trust
5.480% due 07/25/36 " §	3,500,000	3,492,346
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 "	3,250,000	3,252,538
5.420% due 02/15/10 "	2,283,574	2,284,289
Helios Finance LP (Cayman)
6.020% due 10/20/14 ~ " §	4,000,000	4,000,000
Household Automotive Trust
5.300% due 11/17/11 "	4,250,000	4,247,485
5.400% due 06/17/09 "	797,437	798,371
5.610% due 06/17/09 "	1,020,114	1,020,273
Long Beach Mortgage Loan Trust
5.640% due 08/25/36 " §	2,000,000	1,992,714
MASTR Asset-Backed Mortgages Securities Trust
5.610% due 04/25/36 " §	3,000,000	2,999,508
Merrill Lynch First Franklin Mortgage Loan Trust
5.500% due 06/25/37 " §	15,000,000	15,009,252
Morgan Stanley Asset-Backed Securities Capital I
5.470% due 06/25/36 " §	5,250,000	5,250,173
Nationstar NIM Trust (Cayman)
8.000% due 06/25/37 ~ "	2,100,000	2,095,474
Nelnet Student Loan Trust
5.345% due 04/27/20 " §	3,000,000	3,001,760
Option One Mortgage Loan Trust
5.570% due 06/25/37 " §	6,000,000	5,996,062
Residential Asset Securities Corp
5.470% due 06/25/36 " §	7,000,000	7,003,065
Soundview Home Equity Loan Trust
5.470% due 06/25/36 " §	5,000,000	5,001,648
5.530% due 06/25/37 " §	11,355,000	11,375,923
5.640% due 07/25/36 " §	3,500,000	3,499,912
5.920% due 01/25/37 " §	2,625,000	2,650,439
Specialty Underwriting & Residential Finance
5.610% due 06/25/37 " §	2,600,000	2,597,526
Structured Asset Securities Corp
5.470% due 07/25/36 " §	2,500,000	2,499,276
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 "	14,000,000	13,983,316
5.410% due 08/12/11 "	6,500,000	6,496,952
UPFC Auto Receivables Trust
5.460% due 06/15/10 "	4,500,000	4,499,600
USAA Auto Owner Trust
5.370% due 02/15/12 "	5,500,000	5,506,875
Wachovia Auto Loan Owner Trust
5.280% due 04/20/10 ~ "	2,487,647	2,487,259
5.350% due 05/20/10 ~ "	2,829,085	2,829,526
Washington Mutual Asset-Backed Certificates
5.410% due 05/25/37 " §	6,899,731	6,904,613
5.580% due 06/25/37 " §	7,000,000	7,000,000
Wells Fargo Home Equity Trust
5.470% due 01/25/37 " §	2,000,000	1,999,834

Total Asset-Backed Securities (Cost $279,234,336)		279,175,907

U.S. GOVERNMENT AGENCY ISSUES - 6.77%

Fannie Mae
6.000% due 05/15/11	31,500,000	32,356,642
7.250% due 01/15/10 †	35,000,000	36,704,465
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17	8,400,000	8,117,970
Federal Home Loan Bank
5.750% due 05/15/12 †	5,000,000	5,107,180
Freddie Mac
4.625% due 12/19/08	14,500,000	14,378,229
4.875% due 02/17/09	13,600,000	13,529,457
5.250% due 04/18/16	9,400,000	9,290,396
6.750% due 03/15/31 †	3,400,000	3,903,343

Total U.S. Government Agency Issues (Cost $123,979,998)		123,387,682

U.S. TREASURY OBLIGATIONS - 2.39%

U.S. Treasury Bonds - 1.56%

4.500% due 02/15/36	1,590,000	1,440,193
5.375% due 02/15/31	420,000	431,419
6.125% due 08/15/29	6,325,000	7,096,852
6.625% due 02/15/27 †	10,095,000	11,828,503
8.000% due 11/15/21 †	6,000,000	7,678,596

		28,475,563

U.S. Treasury Notes - 0.83%

4.250% due 11/30/07 †	250,000	249,414
4.500% due 02/15/09 ‡	3,025,000	3,004,914
4.500% due 05/15/17 †	4,105,000	3,936,954
4.625% due 12/31/11 ‡	7,460,000	7,369,667
4.750% due 05/31/12	445,000	441,663

		15,002,612

Total U.S. Treasury Obligations (Cost $43,811,749)		43,478,175

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 2.91%

Republic of Argentina (Argentina)
5.475% due 08/03/12 §	$4,400,000	$3,121,800
7.000% due 10/03/15	4,150,000	3,737,075
Republic of Brazil (Brazil)
12.250% due 03/06/30	1,990,000	3,368,075
Republic of Guatemala (Guatemala)
9.250% due 08/01/13	3,040,000	3,500,560
10.250% due 11/08/11	3,000,000	3,484,500
Republic of Venezuela (Venezuela)
9.375% due 01/13/34	10,880,000	11,369,600
Russian Federation Government Bond (Russia)
12.750% due 06/24/28	2,385,000	4,208,733
Ukraine Government Bond (Ukraine)
6.580% due 11/21/16	6,005,000	5,980,692
6.580% due 11/21/16 ~	1,050,000	1,043,438
6.875% due 03/04/11	1,585,000	1,623,674
7.650% due 06/11/13	1,225,000	1,299,480
8.775% due 08/05/09 §	585,000	621,504
United Mexican States (Mexico)
6.055% due 01/13/09 §	3,450,000	3,471,562
8.000% due 09/24/22	5,200,000	6,242,600

Total Foreign Government Bonds & Notes (Cost $53,846,587)		53,073,293

PURCHASED OPTIONS - 0.49%

(See Note (f) to Notes to Schedule of Investments) (Cost $8,821,235)		8,868,474

SHORT-TERM INVESTMENTS - 19.21%

Commercial Paper - 1.48%

Curzon Funding LLC
5.235% due 07/30/07	15,000,000	14,936,744
Lexington Parker Capital Corp
5.245% due 07/09/07	11,750,000	11,736,305
Ranger Funding Co LLC
5.290% due 07/17/07	250,000	249,412

		26,922,461

U.S. Government Agency Issues - 16.69%

Fannie Mae
5.120% due 08/01/07 †	109,091,000	108,610,030
Federal Home Loan Bank
5.105% due 08/03/07	11,400,000	11,346,653
5.110% due 08/01/07	50,722,000	50,498,809
5.110% due 08/03/07	34,590,000	34,427,974
Freddie Mac
5.120% due 08/06/07	100,000,000	99,488,000

		304,371,466

Time Deposit - 1.04%

State Street Bank
4.350% due 07/02/07	19,077,000	19,077,000

Total Short-Term Investments (Cost $350,370,927)		350,370,927

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 166.46% (Cost $3,048,007,042)		3,035,484,578

	Shares
SECURITIES LENDING COLLATERAL - 15.72%

The Mellon GSL DBT II Collateral Fund
5.372% Δ
(Cost $286,673,790)	286,673,790	286,673,790

TOTAL INVESTMENTS - 182.18% (Cost $3,334,680,832)		3,322,158,368

OTHER ASSETS & LIABILITIES, NET - (82.18%)		(1,498,551,303)

NET ASSETS - 100.00%		$1,823,607,065

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	86.60%
Short-Term Investments & Securities Lending Collateral	34.93%
Corporate Bonds & Notes	32.78%
Asset-Backed Securities	15.31%
U.S. Government Agency Issues	6.77%
Foreign Government Bonds & Notes	2.91%
U.S. Treasury Obligations	2.39%
Purchased Options	0.49%

182.18%
Other Assets & Liabilities, Net	(82.18%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	69.23%
AA	3.94%
A1	7.50%
A	7.05%
BBB	6.96%
BB	1.82%
B	1.35%
CCC	0.09%
Not Rated	2.06%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Investments sold short outstanding as of June 30, 2007 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/17/22	$76,345,000	$71,537,632
5.500% due 07/17/22	865,000	834,319
6.000% due 08/15/22	216,590,000	214,119,574

Total Investments sold short (Proceeds $286,043,868)		$286,491,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

'

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(e)	Securities with an approximate aggregate market value of $3,464,283 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

10-Year Interest Rate Swap (09/07)	52	$5,200,000	$9,979
Japanese Government 10-Year Bonds (09/07)	4	JPY 400,000,000	19,039
United Kingdom Gilt 10-Year Notes (09/07)	215	GBP 21,500,000	(841,706)
U.S. Treasury 2-Year Notes (09/07)	444	$88,800,000	24,757
U.S. Treasury 30-Year Bonds (09/07)	255	25,500,000	392,661

Short Futures Outstanding

Euro-Bund 10-Year Notes (09/07)	226	EUR 22,600,000	288,623
U.S. Treasury 5-Year Notes (09/07)	542	$54,200,000	(59,096)
U.S. Treasury 10-Year Notes (09/07)	367	36,700,000	(33,418)

			($199,161)

(f)	Purchased options outstanding as of June 30, 2007 were as follows:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Citigroup	Put - CME U.S. Treasury 5-Year Note Futures (07/07)	$104.00	07/27/07	293	$118,022	$96,141
ABN AMRO	Put - CME U.S. Treasury 5-Year Note Futures (07/07)	104.50	07/27/07	138	28,431	84,094
ABN AMRO	Call - CBOT 30-Day Federal Funds (07/07)	94.81	07/31/07	70	16,246	729
Goldman Sachs	Put - CBOT U.S. Treasury 10-Year Note Futures (08/07)	101.00	08/24/07	157	17,627	4,906
Goldman Sachs	Put - CBOT U.S. Treasury 10-Year Note Futures (08/07)	104.00	08/24/07	157	83,049	34,344
Citigroup	Call - CME Eurodollar 1-Year Mid-Curve Futures (09/07)	94.88	09/14/07	825	165,325	278,437
Citigroup	Call - CME Eurodollar (09/07)	95.75	09/17/07	404	128,887	2,525
Goldman Sachs	Put - CME Eurodollar (12/07)	94.75	12/17/07	404	146,500	131,300

					$704,087	$632,476

Interest Rate Swaption

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 1-Year Interest Rate Swap	Pay	5.560%	07/18/17	$100,093,000	$160,149	$210,696

Curve Option

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Deutsche Bank	OTC Spread between 2-Year Interest Rate Swap and 10-Year Interest Rate Swap	5.827%	09/13/07	$715,000,000	$1,115,400	$932,281

Receiver/Payer Straddle on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Barclays	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.840%	06/16/08	$35,033,000	$1,485,399	$1,525,593
Deutsche Bank	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.910%	06/07/10	18,000,000	1,204,200	1,240,361
Deutsche Bank	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.720%	05/24/27	80,000,000	4,152,000	4,327,067

					$6,841,599	$7,093,021

	(1)	The portfolio would pay or receive a floating rate based on 3-month USD-LIBOR, if exercised.

(g)	Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	2,887	$488,777
Call Options Written	89,865,685	3,706,495
Put Options Written	89,866,565	3,812,301
Call Options Expired	(400)	(53,088)
Put Options Expired	(1,099)	(64,040)
Call Options Repurchased	(617)	(28,674)
Put Options Repurchased	(2,142)	(277,540)

Outstanding, June 30, 2007	179,730,879	$7,584,231

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(h)	Premiums received and value of written options outstanding as of June 30, 2007:
Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Put - CME U.S. Treasury 5-Year Note Futures (07/07)	$103.00	07/27/07	586	$52,269	$36,625
ABN AMRO	Put - CME U.S. Treasury 5-Year Note Futures (07/07)	103.50	07/27/07	276	12,137	43,125
Goldman Sachs	Call - CBOT 30-Day Federal Funds (07/07)	95.00	07/31/07	70	5,631	729
Goldman Sachs	Put - CBOT U.S. Treasury 10-Year Note Futures (08/07)	102.00	08/24/07	157	26,529	9,813
Goldman Sachs	Put - CBOT U.S. Treasury 10-Year Note Futures (08/07)	103.00	08/24/07	157	48,607	17,172
Citigroup	Call - CME Eurodollar 1-Year Midcurve Futures (09/07)	95.25	09/14/07	825	32,038	82,500
Citigroup	Call - CME Eurodollar (09/07)	96.00	09/17/07	808	138,976	5,050

					$316,187	$195,014

Receiver/Payer Straddle on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Barclays	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.794%	09/17/07	$66,728,000	$1,498,044	$1,564,842
Barclays	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.720%	09/28/07	37,000,000	888,000	875,265
Deutsche Bank	Call & Put - OTC 5-Year Interest Rate Swap (1)	5.650%	05/24/12	58,500,000	2,651,000	2,795,558
Deutsche Bank	Call & Put - OTC 30-Year Interest Rate Swap (1)	5.750%	05/24/12	17,500,000	2,231,000	2,374,372

					$7,268,044	$7,610,037

	(1)	The portfolio would pay or receive a floating rate based on 3-month USD-LIBOR, if exercised.

(i)	Swap agreements outstanding as of June 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	VTB Capital SA 6.250% due 06/30/35	Sell	0.400%	03/20/08	$4,000,000	($3,083)
Deutsche Bank	Gazprom Capital 8.625% due 04/28/34	Sell	0.390%	04/20/08	5,880,000	4,144
Deutsche Bank	Banca Italease SPA 4.336% due 02/08/12	Sell	0.850%	06/20/08	18,000,000	(53,661)
Deutsche Bank	RSHB Capital SA 7.175% due 05/16/13	Sell	0.730%	03/20/09	8,300,000	59,045
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	26,246
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	89,550
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.015%)	12/20/11	8,650,000	(115,563)
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.205%)	12/20/11	8,830,000	(183,947)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	28,918
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	32,195
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(83,891)
Barclays	Republic of Venezuela 9.250% due 09/15/27	Sell	1.721%	03/20/12	3,860,000	(18,000)
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.150%	03/20/12	10,000,000	(19,686)
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.350%	03/20/12	880,000	5,739
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Buy	(0.440%)	04/20/12	19,500,000	(10,514)
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.810%)	04/20/12	7,800,000	(27,454)
Deutsche Bank	Republic of Columbia 10.375% due 01/28/33	Buy	(0.914%)	04/20/12	9,750,000	(43,405)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	1.590%	04/20/12	19,500,000	231,964
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	1.604%	04/20/12	2,020,000	(94,701)
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	1.620%	04/20/12	9,750,000	(428,355)
Deutsche Bank	Republic of Argentina 8.280% due 12/31/33	Sell	1.960%	04/20/12	7,800,000	(140,724)
Deutsche Bank	Petroleos de Venezuela SA 5.375% due 04/12/27	Sell	2.585%	05/20/12	5,200,000	(166,004)
Deutsche Bank	Petroleos de Venezuela SA 5.500% due 04/12/37	Sell	2.600%	05/20/12	10,000,000	(320,158)
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.732%)	06/20/12	17,280,000	12,398
Barclays	Dow Jones CDX NA IG HVOL Index	Buy	(0.750%)	06/20/12	66,000,000	332,897
Deutsche Bank	Republic of Columbia 10.375% due 01/28/33	Buy	(0.830%)	06/20/12	24,550,000	8,509
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14	Sell	1.010%	06/20/12	20,180,000	(39,440)
Deutsche Bank	Republic of Philippines 10.625% due 03/16/25	Buy	(1.030%)	06/20/12	20,180,000	21,944
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	1.385%	06/20/12	6,420,000	13,480
Deutsche Bank	Republic of Argentina 8.280% due 12/31/33	Sell	2.140%	06/20/12	17,280,000	(220,591)
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	2.170%	06/20/12	24,550,000	(1,910,837)
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.660%)	07/20/12	17,410,000	(75,175)
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.713%)	07/20/12	5,260,000	—
Deutsche Bank	Republic of Argentina 8.280% due 12/31/33	Sell	2.080%	07/20/12	17,410,000	281,199
Deutsche Bank	Republic of Argentina 8.250% due 12/31/33	Sell	2.327%	07/20/12	5,260,000	—
Deutsche Bank	Republic of Peru 8.750% due 11/21/33	Sell	1.020%	05/20/17	14,000,000	(33,417)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Republic of Peru 8.750% due 11/21/33	Sell	1.080%	05/20/17	$7,320,000	($18,631)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	2.060%	05/20/17	9,500,000	11,347

						($2,847,662)

(1)	If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Deutsche Bank	3-Month USD-LIBOR	Pay	5.141%	02/13/17	$13,500,000	($518,328)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.700%	07/02/17	3,498,000	—
Barclays	3-Month USD-LIBOR	Receive	5.760%	07/18/17	20,000,000	(138,867)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.630%	05/29/32	5,000,000	123,874

						($533,321)

Total Return Swap

			Expiration	Number of	Unrealized
Counterparty	Receive Total Return	Pay	Date	Contracts	Depreciation

Deutsche Bank	Lehman AAA 8.5 Year + Collateralized	Lehman AAA 8.5 Year + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 25 basis points		07/01/07	14,900	($7,349)

Price-Lock Swaps

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Price-Lock	Date	Amount	(Depreciation)

Deutsche Bank	Fannie Mae 5.000% due 02/13/17 (2)	$96.38	07/05/07	$13,500,000	($29,781)
Deutsche Bank	Fannie Mae 6.500% 07/01/07 (2)	100.78	07/05/07	186,565,000	(305,888)
Deutsche Bank	U.S. Treasury Note 4.500% due 04/30/12 (3)	97.77	07/17/07	100,000,000	371,296
Deutsche Bank	Fannie Mae 5.500% 08/01/07 (3)	96.28	08/07/07	212,250,000	239,110
Deutsche Bank	Fannie Mae 6.000% 08/01/07 (2)	98.94	08/07/07	81,300,000	72,639
Deutsche Bank	Fannie Mae 5.500% 08/01/07 (3)	98.34	08/13/07	7,050,000	8,756

					$356,132

(2)	The portfolio pays the excess of the market price over the price-lock or receives the excess of the price-lock over the market price.

(3)	The portfolio pays the excess of the price-lock over the market price or receives the excess of the market price over the price-lock.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.58%

Autos & Transportation - 4.73%

Bayerische Motoren Werke AG + (Germany)	303,085	$19,505,934
C.H. Robinson Worldwide Inc †	549,335	28,851,074
Canadian National Railway Co (Canada)	352,429	17,949,209
FedEx Corp †	117,410	13,028,988
Union Pacific Corp †	79,780	9,186,667

		88,521,872

Consumer Discretionary - 17.88%

Avon Products Inc †	447,965	16,462,714
Best Buy Co Inc † ⌂	354,585	16,548,482
eBay Inc * †	323,145	10,398,806
Electronic Arts Inc * †	436,550	20,657,546
Esprit Holdings Ltd + (Bermuda)	521,500	6,625,898
Google Inc ‘A’ *	52,505	27,480,067
Harrah’s Entertainment Inc	196,690	16,769,789
Industria de Diseno Textil SA + (Spain)	204,528	12,038,339
Lamar Advertising Co ‘A’ †	249,770	15,675,565
Liberty Global Inc ‘A’ * †	260,806	10,703,478
Liberty Global Inc ‘C’ *	276,906	10,882,406
Liberty Media Corp - Interactive ‘A’ *	425,075	9,491,925
LVMH Moet Hennessy Louis Vuitton SA † + (France)	81,174	9,340,269
Melco PBL Entertainment (Macau) Ltd ADR * (Cayman)	669,395	8,407,601
News Corp ‘A’	973,900	20,656,419
Nordstrom Inc †	559,800	28,616,976
Publishing & Broadcasting Ltd † + (Australia)	650,711	10,783,378
Sony Corp + (Japan)	299,965	15,397,738
Staples Inc	790,275	18,753,226
Station Casinos Inc	169,325	14,697,410
Yahoo! Inc * †	1,257,845	34,125,335

		334,513,367

Consumer Staples - 5.64%

Altria Group Inc	160,951	11,289,103
Reckitt Benckiser PLC + (United Kingdom)	190,065	10,405,214
Tesco PLC + (United Kingdom)	736,080	6,158,560
The Coca-Cola Co †	361,360	18,902,742
The Procter & Gamble Co	829,175	50,737,218
Whole Foods Market Inc †	210,170	8,049,511

		105,542,348

Energy - 4.42%

Apache Corp † ⌂ Φ	118,145	9,639,451
Nabors Industries Ltd * † (Bermuda)	290,020	9,680,868
NRG Energy Inc * †	1,143,000	47,514,510
Valero Energy Corp † ⌂ Φ	215,095	15,886,917

		82,721,746

Financial Services - 15.43%

American Express Co	396,260	24,243,187
American International Group Inc	282,645	19,793,629
Berkshire Hathaway Inc ‘B’ *	4,943	17,819,515
Chicago Mercantile Exchange Holdings Inc ‘A’ †	30,590	16,346,072
Fannie Mae	390,960	25,541,417
Hudson City Bancorp Inc †	689,885	8,430,395
JPMorgan Chase & Co	1,214,473	58,841,217
Merrill Lynch & Co Inc †	267,100	22,324,218
Moody’s Corp †	134,620	8,373,364
NewAlliance Bancshares Inc †	730,639	10,755,006
Paychex Inc †	238,910	9,346,159
SLM Corp	166,530	9,588,797
T. Rowe Price Group Inc †	116,680	6,054,525
The Blackstone Group LP *	255,055	7,465,460
The Western Union Co	459,960	9,580,967
UBS AG (NYSE) (Switzerland)	287,135	17,230,971
UBS AG (XVTX) + (Switzerland)	282,687	16,905,903

		288,640,802

Health Care - 12.91%

Alcon Inc (Switzerland)	72,805	9,822,123
Amylin Pharmaceuticals Inc * †	263,210	10,833,724
Cardinal Health Inc †	79,910	5,644,842
Celgene Corp * †	313,815	17,991,014
Coventry Health Care Inc * †	607,245	35,007,674
CVS Caremark Corp	1,020,792	37,207,868
Genzyme Corp *	43,915	2,828,126
Gilead Sciences Inc * †	494,180	19,159,359
Manor Care Inc	342,695	22,374,557
Merck & Co Inc	597,330	29,747,034
Roche Holding AG + (Switzerland)	287,376	50,919,168

		241,535,489

Integrated Oils - 4.15%

Electromagnetic GeoServices AS * (Norway)	11,950	241,150
EnCana Corp (NYSE) † (Canada)	184,890	11,361,490
Exxon Mobil Corp	671,070	56,289,352
Hess Corp	166,600	9,822,736

		77,714,728

Materials & Processing - 7.10%

Archer-Daniels-Midland Co †	442,870	14,654,568
Ball Corp	300,895	15,998,587
Monsanto Co †	360,290	24,333,987
Precision Castparts Corp ⌂ Φ	355,650	43,161,684
Shin-Etsu Chemical Co Ltd + (Japan)	78,100	5,576,152
Syngenta AG + (Switzerland)	149,299	29,105,954

		132,830,932

Multi-Industry - 2.68%

General Electric Co	1,309,235	50,117,516

Producer Durables - 6.38%

BAE Systems PLC + (United Kingdom)	1,297,006	10,466,180
Crown Castle International Corp * †	486,875	17,658,956
Emerson Electric Co †	223,165	10,444,122
Lockheed Martin Corp	180,650	17,004,584
NVR Inc *	10,945	7,439,864
The Boeing Co	586,490	56,396,878

		119,410,584

Technology - 15.12%

Adobe Systems Inc *	314,390	12,622,758
Akamai Technologies Inc * †	247,735	12,049,830
Apple Inc * ⌂ Φ	261,185	31,875,017
Cisco Systems Inc *	400,015	11,140,418
Corning Inc * ⌂ Φ	621,645	15,883,030
EMC Corp *	1,988,115	35,984,882
Hewlett-Packard Co	495,915	22,127,727
Marvell Technology Group Ltd * (Bermuda)	362,865	6,607,772
Nokia OYJ ADR (Finland)	431,670	12,134,244
Oracle Corp *	1,116,500	22,006,215
QUALCOMM Inc	657,335	28,521,766
Research In Motion Ltd * (Canada)	68,025	13,604,320
Samsung Electronics Co Ltd + (South Korea)	19,595	11,979,453
Texas Instruments Inc	1,231,410	46,337,958

		282,875,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Utilities - 3.14%

America Movil SAB de CV ‘L’ ADR (Mexico)	317,405	$19,656,892
NeuStar Inc ‘A’ * †	534,020	15,470,559
TXU Corp	351,505	23,656,286

		58,783,737

Total Common Stocks (Cost $1,446,550,402)		1,863,208,511

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.29%

U.S. Government Agency Issue - 0.13%

Federal Home Loan Bank 4.800% due 07/02/07	$2,400,000	2,399,680

U.S. Treasury Bills - 0.16%

4.780% due 09/20/07	3,009,000	2,977,706

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $18,007; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $19,925)	18,000	18,000

Total Short-Term Investments (Cost $5,394,386)		5,395,386

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.87% (Cost $1,451,944,788)		1,868,603,897

	Shares
SECURITIES LENDING COLLATERAL - 9.43%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $176,310,034)	176,310,034	176,310,034

TOTAL INVESTMENTS - 109.30% (Cost $1,628,254,822)		2,044,913,931

OTHER ASSETS & LIABILITIES, NET - (9.30%)		(173,958,067)

NET ASSETS - 100.00%		$1,870,955,864

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.88%
Financial Services	15.43%
Technology	15.12%
Health Care	12.91%
Short-Term Investments & Securities Lending Collateral	9.72%
Materials & Processing	7.10%
Producer Durables	6.38%
Consumer Staples	5.64%
Autos & Transportation	4.73%
Energy	4.42%
Integrated Oils	4.15%
Utilities	3.14%
Multi-Industry	2.68%

109.30%
Other Assets & Liabilities, Net	(9.30%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $215,208,140, or 11.50% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	11,800,000	08/07	$40,433
Sell	CHF	16,635,000	11/07	56,393
Sell	EUR	5,600,000	08/07	(181,370)
Sell	EUR	1,600,000	10/07	(42,794)
Sell	EUR	1,700,000	10/07	7,707
Sell	KRW	700,000,000	08/07	(15,825)
Sell	KRW	2,300,000,000	10/07	(60,034)

				($195,490)

(e)	Securities with an approximate market value of $19,504,967, or 1.04% of the net assets, and the amount of $5,280,975 in cash were segregated with the broker(s)/custodian to cover call and/or put options written.

(f)	Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	6,650	$308,092
Call Options Written	10,255	497,635
Put Options Written	4,158	231,302
Call Options Expired	(11,730)	(427,202)
Put Options Expired	(6,581)	(230,532)

Outstanding, June 30, 2007	2,752	$379,295

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(g)	Premiums received and value of written options outstanding as of June 30, 2007:
Options on Securities

			Expiration	Number of
Counterparty	Description	Strike Price	Date	Contracts	Premium	Value

Goldman Sachs	Call - CBOE Apple Inc	$120.00	07/21/07	188	$41,461	$110,920
Goldman Sachs	Call - CBOE Precision Castparts Corp	130.00	07/21/07	250	12,366	6,250
Goldman Sachs	Call - CBOE Apple Inc	140.00	07/21/07	124	10,292	7,440
Goldman Sachs	Call - CBOE Apple Inc	150.00	07/21/07	124	3,596	2,480
Goldman Sachs	Call - CBOE Corning Inc	30.00	08/18/07	374	7,547	7,480
Goldman Sachs	Call - CBOE Apple Inc	150.00	08/18/07	124	16,543	13,020
Goldman Sachs	Call - CBOE Apple Inc	160.00	08/18/07	124	7,812	5,580
Goldman Sachs	Put - CBOE Best Buy Co Inc	45.00	09/22/07	625	126,248	84,375
Goldman Sachs	Call - CBOE Precision Castparts Corp	125.00	09/22/07	125	50,962	62,500
Goldman Sachs	Call - CBOE Precision Castparts Corp	130.00	09/22/07	70	14,177	22,400
Goldman Sachs	Call - CBOE Apache Corp	95.00	10/20/07	249	29,132	24,900
Goldman Sachs	Call - CBOE Valero Energy Corp	100.00	01/19/08	375	59,159	33,000

					$379,295	$380,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.30%

Materials & Processing - 1.30%

Cia Vale do Rio Doce ‘A’ (Brazil)	99,376	$3,716,941

Total Preferred Stocks (Cost $1,779,440)		3,716,941

COMMON STOCKS - 92.97%

Autos & Transportation - 1.50%

FedEx Corp †	38,640	4,287,881

Consumer Discretionary - 20.26%

CoStar Group Inc * †	82,744	4,375,503
Focus Media Holding Ltd ADR * † (Cayman)	158,930	8,025,965
Lamar Advertising Co ‘A’ †	38,005	2,385,194
News Corp ‘A’	124,610	2,642,978
Nordstrom Inc †	115,170	5,887,490
Sony Corp + (Japan)	188,630	9,682,714
Submarino SA GDR ~ (Brazil)	18,300	1,524,999
The Corporate Executive Board Co †	63,785	4,140,284
VistaPrint Ltd * (Bermuda)	326,005	12,469,691
Yahoo! Inc *	244,625	6,636,676

		57,771,494

Consumer Staples - 4.45%

Davide Campari-Milano SPA + (Italy)	799,849	8,374,278
Reckitt Benckiser PLC + (United Kingdom)	78,690	4,307,928

		12,682,206

Financial Services - 14.92%

Assurant Inc †	88,050	5,187,906
CapitalSource Inc REIT †	473,198	11,635,939
Chicago Mercantile Exchange Holdings Inc ‘A’ †	8,720	4,659,619
MarketAxess Holdings Inc * †	206,250	3,710,438
National Financial Partners Corp †	188,735	8,740,318
The Goldman Sachs Group Inc	17,385	3,768,199
UBS AG (XVTX) + (Switzerland)	80,885	4,837,272

		42,539,691

Health Care - 15.12%

Celgene Corp * †	137,755	7,897,494
Dade Behring Holdings Inc	457,890	24,323,117
Intuitive Surgical Inc * †	55,195	7,659,410
Varian Medical Systems Inc *	76,160	3,237,562

		43,117,583

Materials & Processing - 1.42%

Galaxy Entertainment Group Ltd * + (Hong Kong)	879,000	856,720
Mobile Mini Inc *	109,170	3,187,764

		4,044,484

Producer Durables - 9.93%

ABB Ltd + (Switzerland)	689,494	15,546,559
Crown Castle International Corp * †	219,535	7,962,534
Desarrolladora Homex SAB de CV ADR * (Mexico)	79,210	4,799,334

		28,308,427

Technology - 15.37%

Apple Inc *	67,305	8,213,902
Corning Inc *	257,330	6,574,782
Cypress Semiconductor Corp * †	209,015	4,867,959
Equinix Inc * †	60,355	5,520,672
NAVTEQ Corp * †	62,170	2,632,278
QUALCOMM Inc	103,015	4,469,821
Research In Motion Ltd * (Canada)	24,870	4,973,751
Trimble Navigation Ltd * †	203,940	6,566,868

		43,820,033

Utilities - 10.00%

America Movil SAB de CV ‘L’ ADR (Mexico)	213,430	13,217,720
Cellcom Israel Ltd (Israel)	98,700	2,612,589
GVT Holding SA * (Brazil)	83,800	1,455,314
NeuStar Inc ‘A’ * †	215,270	6,236,372
Time Warner Telecom Inc ‘A’ * †	248,940	5,003,694

		28,525,689

Total Common Stocks (Cost $192,269,598)		265,097,488

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.76%

U.S. Government Agency Issue - 5.75%

Federal Home Loan Bank 4.800% due 07/02/07	$16,400,000	16,397,813

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $26,009; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $29,888)	26,000	26,000

Total Short-Term Investments (Cost $16,423,813)		16,423,813

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.03% (Cost $210,472,851)		285,238,242

	Shares
SECURITIES LENDING COLLATERAL - 32.11%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $91,583,114)	91,583,114	91,583,114

TOTAL INVESTMENTS - 132.14% (Cost $302,055,965)		376,821,356

OTHER ASSETS & LIABILITIES, NET - (32.14%)		(91,659,139)

NET ASSETS - 100.00%		$285,162,217

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	37.87%
Consumer Discretionary	20.26%
Technology	15.37%
Health Care	15.12%
Financial Services	14.92%
Utilities	10.00%
Producer Durables	9.93%
Consumer Staples	4.45%
Materials & Processing	2.72%
Autos & Transportation	1.50%

132.14%
Other Assets & Liabilities, Net	(32.14%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $43,605,471, or 15.29% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.15%

Health Care - 0.15%

Akorn Inc * + ◊ Exp. 03/08/11	50,750	$132,800
ConjuChem Biotechnologies Inc * + ◊ (Canada) Exp. 11/28/09	635,000	5,911
Cytori Therapeutics Inc * + ◊ Exp. 02/28/12	33,925	54,420

		193,131

Total Warrants (Cost $60,172)		193,131

COMMON STOCKS - 95.97%

Financial Services - 1.06%

CIGNA Corp	26,100	1,362,942

Health Care - 92.72%

Abbott Laboratories	61,300	3,282,615
ACADIA Pharmaceuticals Inc * †	34,800	475,716
Acorda Therapeutics Inc *	81,200	1,385,272
Aetna Inc	28,800	1,422,720
Affymax Inc * †	32,500	876,200
Affymetrix Inc *	49,400	1,229,566
Akorn Inc * †	152,300	1,064,577
Alcon Inc (Switzerland)	16,600	2,239,506
Allos Therapeutics Inc * †	418,000	1,847,560
Allscripts Healthcare Solutions Inc * †	95,400	2,430,792
Amicus Therapeutics Inc *	47,100	541,650
Antisoma PLC * + (United Kingdom)	655,500	574,470
Antisoma PLC * + ~ (United Kingdom)	288,500	252,837
Array BioPharma Inc *	94,600	1,103,982
Baxter International Inc	20,100	1,132,434
Beckman Coulter Inc †	31,800	2,056,824
BioMarin Pharmaceutical Inc * †	155,500	2,789,670
BioMimetic Therapeutics Inc *	24,900	389,187
Cardiome Pharma Corp * (Canada)	97,500	897,975
Cephalon Inc * †	58,700	4,718,893
Cerner Corp * †	70,100	3,888,447
ConjuChem Biotechnologies Inc * (Canada)	35,000	11,992
ConjuChem Biotechnologies Inc * ~ (Canada)	1,218,500	417,510
Cynosure Inc ‘A’ *	21,000	765,030
Cytori Therapeutics Inc *	67,850	390,138
Eclipsys Corp *	37,200	736,560
Elan Corp PLC ADR * (Ireland)	183,600	4,026,348
Genentech Inc *	26,500	2,004,990
Gilead Sciences Inc * †	115,200	4,466,304
Henry Schein Inc *	36,600	1,955,538
Humana Inc *	37,700	2,296,307
Impax Laboratories Inc *	248,500	2,982,000
Incyte Corp *	257,000	1,542,000
Insulet Corp * †	12,500	177,500
InterMune Inc * †	109,400	2,837,836
Keryx Biopharmaceuticals Inc * †	108,700	1,061,999
KV Pharmaceutical Co ‘A’ * †	32,400	882,576
LifeCell Corp * †	39,000	1,191,060
McKesson Corp	41,000	2,445,240
Medco Health Solutions Inc *	30,300	2,363,097
Medtronic Inc	59,700	3,096,042
Mentor Corp	32,800	1,334,304
Merck & Co Inc	41,100	2,046,780
MGI PHARMA Inc *	91,800	2,053,566
Mylan Laboratories Inc	67,300	1,224,187
Novartis AG ADR (Switzerland)	23,100	1,295,217
NxStage Medical Inc * †	80,600	1,042,158
Onyx Pharmaceuticals Inc * †	73,500	1,977,150
Orexigen Therapeutics Inc *	53,300	800,566
Pharmion Corp *	49,400	1,430,130
Progenics Pharmaceuticals Inc * †	79,600	1,716,972
Regeneron Pharmaceuticals Inc *	144,100	2,582,272
ResMed Inc * †	38,400	1,584,384
Roche Holding AG ADR (Switzerland)	42,700	3,787,119
Savient Pharmaceuticals Inc *	115,900	1,439,478
Schering-Plough Corp	127,800	3,890,232
Shire PLC ADR † (United Kingdom)	39,900	2,957,787
Spectrum Pharmaceuticals Inc * †	100,000	717,000
St. Jude Medical Inc * †	48,400	2,008,116
Stryker Corp	36,300	2,290,167
Techne Corp *	7,000	400,470
Teva Pharmaceutical Industries Ltd ADR (Israel)	34,000	1,402,500
Vanda Pharmaceuticals Inc * †	116,100	2,352,186
Vertex Pharmaceuticals Inc * †	42,100	1,202,376
Wyeth	80,400	4,610,136
XenoPort Inc * †	72,400	3,216,008
Xtent Inc * †	11,700	117,000

		119,729,221

Technology - 2.19%

Applera Corp-Applied Biosystems Group	42,000	1,282,680
Varian Inc * †	28,300	1,551,689

		2,834,369

Total Common Stocks (Cost $102,577,022)		123,926,532

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.97%

Repurchase Agreement - 3.97%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $5,125,857; collateralized by U.S. Treasury Notes: 3.000% due 02/15/08 and market value $5,226,900)	$5,124,000	5,124,000

Total Short-Term Investment (Cost $5,124,000)		5,124,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.09% (Cost $107,761,194)		129,243,663

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 26.48%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $34,194,796)	34,194,796	$34,194,796

TOTAL INVESTMENTS - 126.57% (Cost $141,955,990)		163,438,459

OTHER ASSETS & LIABILITIES, NET - (26.57%)		(34,307,110)

NET ASSETS - 100.00%		$129,131,349

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Health Care	92.87%
Short-Term Investment & Securities Lending Collateral	30.45%
Technology	2.19%
Financial Services	1.06%

126.57%
Other Assets & Liabilities, Net	(26.57%)

100.00%

(b)	Securities with a total aggregate market value of $1,020,438, or 0.79% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c)	Restricted securities as of June 30, 2007, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$132,800	0.10%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,423	5,911	0.01%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,749	54,420	0.04%

	$60,172	$193,131	0.15%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.09%

Autos & Transportation - 1.08%

YRC Worldwide Inc * †	1,378,100	$50,714,080

Consumer Discretionary - 18.32%

Belo Corp ‘A’ †	3,395,700	69,917,463
Cintas Corp †	2,131,000	84,025,330
Darden Restaurants Inc †	1,946,800	85,639,732
Foot Locker Inc †	3,905,100	85,131,180
Idearc Inc †	2,600,400	91,872,132
Liz Claiborne Inc †	3,085,500	115,089,150
Pacific Sunwear of California Inc * †	2,553,000	56,166,000
R.H. Donnelley Corp * †	885,286	67,086,973
Republic Services Inc	1,848,250	56,630,380
Royal Caribbean Cruises Ltd (Liberia)	1,624,600	69,825,308
The Stanley Works †	788,400	47,855,880
The Talbots Inc †	1,156,400	28,944,692

		858,184,220

Consumer Staples - 6.69%

Coca-Cola Enterprises Inc †	4,998,900	119,973,600
Constellation Brands Inc ‘A’ * †	2,286,100	55,506,508
Pilgrim’s Pride Corp †	1,416,500	54,067,805
Smithfield Foods Inc * †	2,724,900	83,899,671

		313,447,584

Energy - 7.55%

BJ Services Co †	2,553,400	72,618,696
Foundation Coal Holdings Inc †	1,309,900	53,234,336
Massey Energy Co †	2,658,100	70,838,365
Pride International Inc * †	1,382,000	51,769,720
Sunoco Inc †	691,600	55,106,688
The Williams Cos Inc †	1,584,400	50,098,728

		353,666,533

Financial Services - 22.78%

AmeriCredit Corp *	1,887,400	50,110,470
Ameriprise Financial Inc †	1,192,500	75,807,225
Aon Corp †	1,886,700	80,392,287
CBL & Associates Properties Inc REIT †	1,675,300	60,394,565
Conseco Inc * †	2,725,400	56,933,606
DST Systems Inc * †	461,000	36,515,810
First Horizon National Corp †	1,667,262	65,023,218
Hudson City Bancorp Inc †	5,235,900	63,982,698
Huntington Bancshares Inc †	2,766,000	62,898,840
Lincoln National Corp †	1,094,163	77,630,872
Marshall & Ilsley Corp †	1,690,600	80,523,278
Mellon Financial Corp †	2,250,500	99,022,000
OneBeacon Insurance Group Ltd (Bermuda)	1,621,200	41,064,996
PartnerRe Ltd (Bermuda)	999,622	77,470,705
RenaissanceRe Holdings Ltd (Bermuda)	1,267,400	78,566,126
Willis Group Holdings Ltd † (Bermuda)	1,383,000	60,934,980

		1,067,271,676

Health Care - 7.40%

Barr Pharmaceuticals Inc * †	1,735,410	87,169,644
Hospira Inc * †	2,124,800	82,952,192
Omnicare Inc †	1,665,300	60,050,718
Sepracor Inc * †	964,100	39,547,382
Warner Chilcott Ltd ‘A’ * † (Bermuda)	4,237,200	76,650,948

		346,370,884

Materials & Processing - 5.35%

Ball Corp	1,196,400	63,612,588
Cabot Corp †	509,593	24,297,394
Louisiana-Pacific Corp †	3,314,300	62,706,556
Masco Corp †	2,017,200	57,429,684
USG Corp * †	863,100	42,326,424

		250,372,646

Multi-Industry - 2.66%

Fortune Brands Inc †	619,800	51,052,926
Textron Inc †	668,200	73,575,502

		124,628,428

Producer Durables - 7.30%

Covanta Holding Corp * †	2,729,100	67,272,315
Dover Corp †	1,733,200	88,653,180
Hubbell Inc ‘B’ †	1,605,000	87,023,100
Pitney Bowes Inc †	2,111,000	98,837,020

		341,785,615

Technology - 12.76%

Analog Devices Inc †	1,202,800	45,273,392
Applera Corp-Applied Biosystems Group †	2,271,500	69,371,610
Arrow Electronics Inc * †	1,565,800	60,173,694
Flextronics International Ltd * (Singapore)	7,946,700	85,824,360
Ingram Micro Inc ‘A’ * †	4,232,400	91,885,404
QLogic Corp * †	4,046,700	67,377,555
Seagate Technology † (Cayman)	2,632,800	57,316,056
Sun Microsystems Inc * †	13,422,900	70,604,454
Sybase Inc * †	2,081,200	49,719,868

		597,546,393

Utilities - 2.20%

Citizens Communications Co †	6,026,600	92,026,182
NeuStar Inc ‘A’ *	383,080	11,097,828

		103,124,010

Total Common Stocks (Cost $4,015,776,126)		4,407,112,069

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.13%

Repurchase Agreement - 5.13%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $240,491,146; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $24,568,525, 3.625% due 01/15/10 and market value $68,333,609, 3.750% due 05/15/08 and market value $28,105,889, 3.875% due 09/15/10 and market value $117,299,439, and 4.250% due 08/15/15 and market value $6,909,278)	$240,404,000	240,404,000

Total Short-Term Investment (Cost $240,404,000)		240,404,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.22% (Cost $4,256,180,126)		4,647,516,069

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.48%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $772,076,920)	772,076,920	$772,076,920

TOTAL INVESTMENTS - 115.70% (Cost $5,028,257,046)		5,419,592,989

OTHER ASSETS & LIABILITIES, NET - (15.70%)		(735,320,566)

NET ASSETS - 100.00%		$4,684,272,423

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	22.78%
Short-Term Investment & Securities Lending Collateral	21.61%
Consumer Discretionary	18.32%
Technology	12.76%
Energy	7.55%
Health Care	7.40%
Producer Durables	7.30%
Consumer Staples	6.69%
Materials & Processing	5.35%
Multi-Industry	2.66%
Utilities	2.20%
Autos & Transportation	1.08%

115.70%
Other Assets & Liabilities, Net	(15.70%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.09%

Consumer Discretionary - 17.45%

Amazon.com Inc *	149,909	$10,255,275
Coach Inc *	214,689	10,174,112
eBay Inc *	537,546	17,298,230
Google Inc ‘A’ * †	64,094	33,545,518
Guess? Inc †	220,175	10,577,207
Kohl’s Corp *	281,533	19,997,289
Nordstrom Inc †	203,616	10,408,850
Polo Ralph Lauren Corp †	112,777	11,064,551
The McGraw-Hill Cos Inc	190,178	12,947,318
The Walt Disney Co	430,071	14,682,624

		150,950,974

Energy - 3.01%

Southwestern Energy Co *	219,289	9,758,360
XTO Energy Inc	270,461	16,254,706

		26,013,066

Financial Services - 18.68%

American Express Co	202,499	12,388,889
CB Richard Ellis Group Inc ‘A’ * †	513,867	18,756,146
Chicago Mercantile Exchange Holdings Inc ‘A’ †	16,621	8,881,598
Fidelity National Information Services Inc †	202,499	10,991,646
Franklin Resources Inc	116,059	15,374,336
IntercontinentalExchange Inc * †	93,791	13,866,999
Jones Lang LaSalle Inc	92,958	10,550,733
MasterCard Inc ‘A’ †	120,351	19,962,620
Morgan Stanley	239,701	20,106,120
T. Rowe Price Group Inc †	206,698	10,725,559
The Goldman Sachs Group Inc †	92,481	20,045,257

		161,649,903

Health Care - 16.48%

Baxter International Inc	193,037	10,875,705
Celgene Corp * †	189,061	10,838,867
CVS Caremark Corp	630,690	22,988,650
Gilead Sciences Inc *	525,480	20,372,860
Merck & Co Inc	332,120	16,539,576
Schering-Plough Corp	489,326	14,895,083
St. Jude Medical Inc *	203,231	8,432,054
Stryker Corp †	152,267	9,606,525
Thermo Fisher Scientific Inc * †	296,898	15,355,565
Wyeth	222,225	12,742,382

		142,647,267

Materials & Processing - 7.23%

Allegheny Technologies Inc	116,475	12,215,898
Freeport-McMoRan Copper & Gold Inc	155,881	12,910,064
Monsanto Co	178,419	12,050,419
Precision Castparts Corp	132,133	16,035,661
The Mosaic Co *	239,261	9,335,964

		62,548,006

Multi-Industry - 2.48%

Honeywell International Inc †	182,295	10,259,563
Textron Inc	101,981	11,229,128

		21,488,691

Producer Durables - 5.49%

Deere & Co †	105,826	12,777,431
Rockwell Collins Inc †	158,901	11,224,767
Terex Corp *	128,920	10,481,196
The Boeing Co	135,454	13,025,257

		47,508,651

Technology - 27.27%

Adobe Systems Inc *	392,407	15,755,141
Apple Inc *	235,809	28,778,130
Autodesk Inc *	232,327	10,937,955
Cisco Systems Inc *	1,100,166	30,639,623
Corning Inc *	678,271	17,329,824
Dell Inc *	481,667	13,751,593
EMC Corp *	713,932	12,922,169
Hewlett-Packard Co	524,054	23,383,290
International Business Machines Corp	133,188	14,018,037
Microsoft Corp	560,956	16,531,373
NVIDIA Corp *	303,016	12,517,591
QUALCOMM Inc	479,995	20,826,983
Texas Instruments Inc	493,834	18,582,973

		235,974,682

Total Common Stocks (Cost $772,495,226)		848,781,240

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.73%

Repurchase Agreement - 1.73%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $14,965,423; collateralized by U.S. Treasury Bonds: 7.875% due 02/15/21 and market value $15,259,375)	$14,960,000	14,960,000

Total Short-Term Investment (Cost $14,960,000)		14,960,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $787,455,226)		863,741,240

	Shares
SECURITIES LENDING COLLATERAL - 8.22%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $71,151,232)	71,151,232	71,151,232

TOTAL INVESTMENTS - 108.04% (Cost $858,606,458)		934,892,472

OTHER ASSETS & LIABILITIES, NET - (8.04%)		(69,572,725)

NET ASSETS - 100.00%		$865,319,747

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Technology	27.27%
Financial Services	18.68%
Consumer Discretionary	17.45%
Health Care	16.48%
Short-Term Investment & Securities Lending Collateral	9.95%
Materials & Processing	7.23%
Producer Durables	5.49%
Energy	3.01%
Multi-Industry	2.48%

108.04%
Other Assets & Liabilities, Net	(8.04%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.24%

Australia - 0.82%

QBE Insurance Group Ltd +	943,165	$24,885,401

Austria - 0.97%

Erste Bank der Oesterreichischen Sparkassen AG +	379,437	29,573,666

Bermuda - 0.90%

Li & Fung Ltd +	7,645,200	27,518,469

Canada - 0.92%

Canadian National Railway Co	551,200	28,072,616

Czech Republic - 0.54%

Komercni Banka AS +	89,000	16,497,221

France - 20.52%

AXA SA † +	1,532,898	65,892,637
Credit Agricole SA † +	1,581,882	64,189,646
Gaz de France SA † +	585,000	29,510,348
L’Air Liquide SA † +	390,876	51,291,721
Legrand SA +	951,613	34,308,083
L’Oreal SA † +	191,030	22,579,878
LVMH Moet Hennessy Louis Vuitton SA † +	762,257	87,708,935
Pernod-Ricard SA † +	274,390	60,581,862
Schneider Electric SA † +	628,389	88,042,496
Societe Television Francaise 1 +	548,506	18,958,507
Total SA +	991,590	80,396,357
Vivendi † +	502,020	21,595,758

		625,056,228

Germany - 8.97%

Bayer AG † +	1,035,737	78,018,228
Bayerische Motoren Werke AG +	491,580	31,637,088
Continental AG † +	193,765	27,231,570
E.ON AG † +	476,514	79,560,042
Linde AG +	472,810	56,885,715

		273,332,643

Indonesia - 0.46%

P.T. Bank Central Asia Tbk +	23,254,500	14,022,344

Italy - 1.47%

Assicurazioni Generali SPA +	368,787	14,786,437
Intesa Sanpaolo SPA +	4,001,222	29,832,062

		44,618,499

Japan - 17.32%

Aeon Credit Service Co Ltd +	1,075,200	17,060,409
Asahi Glass Co Ltd † +	2,558,100	34,491,959
Bridgestone Corp † +	1,108,300	23,758,695
Canon Inc † +	1,191,200	69,855,578
FANUC Ltd +	330,100	34,070,723
Hirose Electric Co Ltd † +	125,100	16,450,905
Kao Corp +	3,178,700	82,300,969
Nintendo Co Ltd +	60,800	22,182,480
Nomura Holdings Inc † +	2,446,900	47,527,023
OMRON Corp +	933,500	24,503,554
Ricoh Co Ltd +	2,235,900	51,730,601
The Shizuoka Bank Ltd +	1,679,700	17,043,374
Tokyo Gas Co Ltd +	3,903,500	18,509,750
Toyota Motor Corp +	1,080,000	68,111,706

		527,597,726

Netherlands - 2.40%

Heineken NV +	439,500	25,764,271
TNT NV +	1,050,840	47,447,315

		73,211,586

Singapore - 1.06%

Singapore Telecommunications Ltd +	14,506,680	32,263,176

South Korea - 1.70%

Samsung Electronics Co Ltd +	84,720	51,793,787

Spain - 0.95%

Banco Bilbao Vizcaya Argentaria SA +	1,177,258	28,789,730

Sweden - 0.69%

Telefonaktiebolaget LM Ericsson ‘B’ † +	5,270,030	21,021,588

Switzerland - 15.86%

Actelion Ltd * +	359,450	16,008,843
Givaudan SA +	49,348	48,662,282
Julius Baer Holding AG +	549,496	39,316,302
Nestle SA +	325,747	123,775,240
Roche Holding AG +	592,936	105,060,296
Swiss Reinsurance Co † +	693,471	63,244,633
UBS AG (XVTX) +	1,453,632	86,933,469

		483,001,065

Taiwan - 0.79%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,149,900	23,928,387

United Kingdom - 20.35%

BG Group PLC +	1,523,573	24,975,273
BHP Billiton PLC +	957,340	26,593,802
Diageo PLC +	2,918,546	60,661,726
GlaxoSmithKline PLC +	3,084,635	80,354,739
HSBC Holdings PLC (LI) +	2,167,640	39,690,550
Ladbrokes PLC +	3,698,088	31,971,132
NEXT PLC +	515,214	20,684,421
Reckitt Benckiser PLC +	1,619,608	88,666,343
Royal Dutch Shell PLC ‘A’ (LI) +	1,399,453	56,973,053
Smiths Group PLC +	1,903,926	45,152,979
Tesco PLC +	3,235,479	27,070,279
William Hill PLC +	4,659,337	57,181,410
WPP Group PLC +	3,995,529	59,759,025

		619,734,732

United States - 0.55%

Synthes Inc +	138,414	16,594,526

Total Common Stocks (Cost $2,506,834,219)		2,961,513,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.21%

Commercial Paper - 1.20%

Cargill Inc 5.370% due 07/02/07	$36,425,000	$36,419,567

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $251,091; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $258,308)	251,000	251,000

Total Short-Term Investments (Cost $36,670,567)		36,670,567

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.45% (Cost $2,543,504,786)		2,998,183,957

	Shares
SECURITIES LENDING COLLATERAL - 16.37%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $498,729,071)	498,729,071	498,729,071

TOTAL INVESTMENTS - 114.82% (Cost $3,042,233,857)		3,496,913,028

OTHER ASSETS & LIABILITIES, NET - (14.82%)		(451,399,689)

NET ASSETS - 100.00%		$3,045,513,339

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	19.68%
Short-Term Investments & Securities Lending Collateral	17.58%
Consumer Discretionary	14.86%
Consumer Staples	12.69%
Health Care	9.72%
Technology	8.51%
Autos & Transportation	7.43%
Materials & Processing	7.15%
Integrated Oils	5.33%
Utilities	5.25%
Producer Durables	5.14%
Multi-Industry	1.48%

114.82%
Other Assets & Liabilities, Net	(14.82%)

100.00%

(b)	As of June 30, 2007, the portfolio was diversified by geographical region as a percentage of net assets as follows:

France	20.52%
United Kingdom	20.35%
United States	18.13%
Japan	17.32%
Switzerland	15.86%
Germany	8.97%
Netherlands	2.40%
South Korea	1.70%
Italy	1.47%
Singapore	1.06%
Austria	0.97%
Spain	0.95%
Canada	0.92%
Bermuda	0.90%
Australia	0.82%
Taiwan	0.79%
Sweden	0.69%
Czech Republic	0.54%
Indonesia	0.46%

114.82%
Other Assets & Liabilities, Net	(14.82%)

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $2,909,512,387, or 95.53% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.44%

Autos & Transportation - 9.81%

Arkansas Best Corp †	166,700	$6,496,299
ArvinMeritor Inc †	327,400	7,268,280
Frontline Ltd † (Bermuda)	146,800	6,730,780
Genco Shipping & Trading Ltd	167,000	6,890,420
General Maritime Corp †	175,700	4,705,246
Skywest Inc †	255,800	6,095,714
Teekay Corp †	56,200	3,254,542
Thor Industries Inc †	156,500	7,064,410
Tidewater Inc	60,900	4,316,592
Tsakos Energy Navigation Ltd (Bermuda)	75,900	5,306,169
Werner Enterprises Inc †	370,700	7,469,605

		65,598,057

Consumer Discretionary - 6.64%

Asbury Automotive Group Inc †	262,600	6,551,870
Brown Shoe Co Inc	95,850	2,331,072
CKE Restaurants Inc †	332,500	6,673,275
Ethan Allen Interiors Inc †	176,300	6,038,275
Kellwood Co †	226,800	6,377,616
Kelly Services Inc ‘A’ †	128,600	3,531,356
Stein Mart Inc †	407,900	5,000,854
The Cato Corp ‘A’ †	202,850	4,450,529
World Fuel Services Corp †	81,700	3,436,302

		44,391,149

Consumer Staples - 6.71%

Pilgrim’s Pride Corp †	224,900	8,584,433
Ruddick Corp †	261,500	7,876,380
Sensient Technologies Corp †	251,900	6,395,741
The J.M. Smucker Co	126,800	8,072,088
Universal Corp †	128,200	7,809,944
Weis Markets Inc †	151,300	6,129,163

		44,867,749

Energy - 8.91%

Berry Petroleum Co ‘A’ †	216,500	8,157,720
Cabot Oil & Gas Corp †	166,400	6,136,832
Cimarex Energy Co †	119,000	4,689,790
Holly Corp †	109,600	8,131,224
Lufkin Industries Inc †	112,600	7,268,330
Penn Virginia Corp †	206,400	8,297,280
St. Mary Land & Exploration Co	221,900	8,125,978
Western Refining Inc †	151,400	8,750,920

		59,558,074

Financial Services - 20.17%

Advance America Cash Advance Centers Inc †	455,900	8,087,666
AMCORE Financial Inc †	132,800	3,849,872
American Equity Investment Life Holding Co †	505,200	6,102,816
BancorpSouth Inc †	243,300	5,951,118
Bank of Hawaii Corp	127,900	6,604,756
CBL & Associates Properties Inc REIT	127,200	4,585,560
Cullen/Frost Bankers Inc	121,500	6,496,605
Delphi Financial Group Inc ‘A’ †	198,848	8,315,823
Equity One Inc REIT †	243,900	6,231,645
First Industrial Realty Trust Inc REIT †	155,700	6,034,932
FirstMerit Corp †	54,500	1,140,685
Healthcare Realty Trust Inc REIT †	190,600	5,294,868
Hilb Rogal & Hobbs Co †	166,000	7,114,760
HRPT Properties Trust REIT †	297,200	3,090,880
Infinity Property & Casualty Corp	135,100	6,853,623
LandAmerica Financial Group Inc †	32,400	3,126,276
Nationwide Health Properties Inc REIT	200,400	5,450,880
Ohio Casualty Corp †	179,500	7,774,145
Old National Bancorp †	359,205	5,966,395
Potlatch Corp REIT †	162,709	7,004,623
Provident Bankshares Corp †	200,500	6,572,390
Susquehanna Bancshares Inc †	286,600	6,411,242
Washington Federal Inc	278,788	6,777,336

		134,838,896

Health Care - 3.29%

Invacare Corp †	276,500	5,068,245
Landauer Inc	50,500	2,487,125
Owens & Minor Inc †	217,200	7,588,968
West Pharmaceutical Services Inc †	145,200	6,846,180

		21,990,518

Materials & Processing - 19.91%

Acuity Brands Inc †	126,000	7,595,280
Agnico-Eagle Mines Ltd (Canada)	136,800	4,993,200
Albany International Corp ‘A’ †	184,800	7,473,312
Barnes Group Inc †	257,100	8,144,928
Cleveland-Cliffs Inc	105,700	8,209,719
Commercial Metals Co †	181,800	6,139,386
Corn Products International Inc	154,900	7,040,205
Ennis Inc †	280,200	6,590,304
Harsco Corp	97,000	5,044,000
IAMGOLD Corp (Canada)	916,300	7,018,858
Lennox International Inc †	194,100	6,644,043
Methanex Corp (Canada)	265,200	6,667,128
Mueller Industries Inc	192,300	6,622,812
Quanex Corp †	171,900	8,371,530
Royal Gold Inc †	220,400	5,238,908
RPM International Inc †	298,100	6,889,091
Simpson Manufacturing Co Inc †	149,300	5,037,382
The Lubrizol Corp	63,600	4,105,380
Universal Forest Products Inc †	62,400	2,637,024
WD-40 Co †	198,400	6,521,408
Westlake Chemical Corp †	216,700	6,093,604

		133,077,502

Multi-Industry - 1.95%

Lancaster Colony Corp †	136,700	5,726,363
Teleflex Inc	89,700	7,335,666

		13,062,029

Producer Durables - 10.21%

Applied Industrial Technologies Inc †	235,100	6,935,450
Briggs & Stratton Corp †	188,400	5,945,904
Crane Co	172,000	7,817,400
Curtiss-Wright Corp †	187,000	8,716,070
Kennametal Inc	101,800	8,350,654
Lincoln Electric Holdings Inc †	96,000	7,127,040
Regal-Beloit Corp †	165,800	7,716,332
Technitrol Inc †	281,100	8,059,137
Tektronix Inc †	224,800	7,584,752

		68,252,739

Technology - 1.65%

DRS Technologies Inc †	148,000	8,475,960
Park Electrochemical Corp †	91,500	2,578,470

		11,054,430

Utilities - 9.19%

Atmos Energy Corp †	187,800	5,645,268
Cleco Corp †	278,200	6,815,900
Energen Corp †	98,400	5,406,096
National Fuel Gas Co †	109,700	4,751,107
Southwest Gas Corp †	172,400	5,828,844
UGI Corp	189,200	5,161,376
USA Mobility Inc	322,800	8,638,128
Vectren Corp †	233,100	6,277,383

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Westar Energy Inc †	261,700	$6,354,076
WGL Holdings Inc †	201,700	6,583,488

		61,461,666

Total Common Stocks (Cost $516,447,001)		658,152,809

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.21%

Repurchase Agreement - 1.21%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $8,074,926; collateralized by U.S. Treasury Notes: 3.375% due 02/15/08 and market value $8,235,281)	$8,072,000	8,072,000

Total Short-Term Investment (Cost $8,072,000)		8,072,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.65% (Cost $524,519,001)		666,224,809

	Shares
SECURITIES LENDING COLLATERAL - 30.58%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $204,430,135)	204,430,135	204,430,135

TOTAL INVESTMENTS - 130.23% (Cost $728,949,136)		870,654,944

OTHER ASSETS & LIABILITIES, NET - (30.23%)		(202,106,600)

NET ASSETS - 100.00%		$668,548,344

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	31.79%
Financial Services	20.17%
Materials & Processing	19.91%
Producer Durables	10.21%
Autos & Transportation	9.81%
Utilities	9.19%
Energy	8.91%
Consumer Staples	6.71%
Consumer Discretionary	6.64%
Health Care	3.29%
Multi-Industry	1.95%
Technology	1.65%

130.23%
Other Assets & Liabilities, Net	(30.23%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	18,332	$3,116

Total Warrants (Cost $0)		3,116

PREFERRED STOCKS - 0.89%

Integrated Oils - 0.36%

Petroleo Brasileiro SA (Brazil)	67,470	1,801,299

Materials & Processing - 0.53%

Cia Vale do Rio Doce ADR (Brazil)	71,080	2,679,716

Total Preferred Stocks (Cost $622,909)		4,481,015

COMMON STOCKS - 56.62%

Autos & Transportation - 0.55%

Navistar International Corp *	42,000	2,772,000

Consumer Discretionary - 14.58%

Costco Wholesale Corp	165,700	9,696,764
eBay Inc *	118,210	3,803,998
Gemstar-TV Guide International Inc *	1,561	7,680
Google Inc ‘A’ *	3,200	1,674,816
Liberty Global Inc ‘A’ * †	347,945	14,279,663
Liberty Global Inc ‘C’ *	352,864	13,867,555
Liberty Media Corp - Interactive ‘A’ *	193,740	4,326,214
Office Depot Inc *	128,400	3,890,520
Take-Two Interactive Software Inc *	1,046,049	20,889,598
Yahoo! Inc *	49,220	1,335,339

		73,772,147

Consumer Staples - 4.21%

Altria Group Inc	170,370	11,949,752
ConAgra Foods Inc	69,200	1,858,712
Loews Corp-Carolina Group †	96,640	7,467,373

		21,275,837

Energy - 0.34%

Dynegy Inc ‘A’ *	180,685	1,705,666

Financial Services - 10.87%

Bank of America Corp	59,752	2,921,275
Capital One Financial Corp	17,890	1,403,292
E*TRADE FINANCIAL Corp *	283,390	6,260,085
Everest Re Group Ltd (Bermuda)	49,980	5,429,827
Freddie Mac	47,600	2,889,320
Genworth Financial Inc ‘A’	73,450	2,526,680
National Financial Partners Corp	34,100	1,579,171
Platinum Underwriters Holdings Ltd (Bermuda)	91,100	3,165,725
The Bear Stearns Cos Inc	20,400	2,856,000
UBS AG (XVTX) + (Switzerland)	196,745	11,766,200
Wachovia Corp	169,331	8,678,214
Wells Fargo & Co	156,030	5,487,575

		54,963,364

Health Care - 7.15%

Amgen Inc * ⌂ Φ	47,030	2,600,289
Beckman Coulter Inc †	36,250	2,344,650
Boston Scientific Corp *	135,690	2,081,484
deCODE genetics Inc * †	187,100	698,818
Human Genome Sciences Inc * †	255,000	2,274,600
Medco Health Solutions Inc *	20,600	1,606,594
Novartis AG ADR (Switzerland)	76,460	4,287,112
Orexigen Therapeutics Inc * †	167,880	2,521,558
Sanofi-Aventis ADR † (France)	110,610	4,454,265
Skilled Healthcare Group Inc ‘A’ *	90,800	1,408,308
The Medicines Co *	148,880	2,623,266
Vanda Pharmaceuticals Inc * †	246,500	4,994,090
WellPoint Inc *	53,800	4,294,854

		36,189,888

Integrated Oils - 2.59%

BP PLC ADR (United Kingdom)	42,000	3,029,880
Exxon Mobil Corp	99,010	8,304,959
Petroleo Brasileiro SA ADR (Brazil)	14,800	1,794,796

		13,129,635

Materials & Processing - 0.91%

Texas Industries Inc †	14,560	1,141,650
The Lubrizol Corp	25,600	1,652,480
Vulcan Materials Co	15,580	1,784,533

		4,578,663

Multi-Industry - 1.43%

Siemens AG ADR (Germany)	50,400	7,210,224

Producer Durables - 4.78%

Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	32,620	1,572,610
Orbital Sciences Corp * †	71,870	1,509,989
Sinomem Technology Ltd * + (Singapore)	624,000	621,185
Spirit Aerosystems Holdings Inc ‘A’ *	87,830	3,166,272
The Boeing Co	80,000	7,692,800
United Technologies Corp	135,560	9,615,271

		24,178,127

Technology - 7.93%

CA Inc	3,428	88,545
Cisco Systems Inc *	149,660	4,168,031
International Business Machines Corp	37,910	3,990,027
Microsoft Corp †	487,400	14,363,678
Novell Inc * †	547,040	4,261,442
QUALCOMM Inc	31,360	1,360,710
Synopsys Inc *	262,360	6,934,175
Texas Instruments Inc	131,250	4,938,938

		40,105,546

Utilities - 1.28%

The AES Corp *	296,600	6,489,608

Total Common Stocks (Cost $226,716,806)		286,370,705

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 12.37%

Autos & Transportation - 0.33%

DaimlerChrysler NA Holding Corp
5.710% due 03/13/09 §	$375,000	$375,848
7.300% due 01/15/12	430,000	456,492
Hyundai Motor Manufacturing LLC
5.300% due 12/19/08 ~	600,000	595,317
Ryder System Inc
5.950% due 05/02/11	250,000	250,787

		1,678,444

Consumer Discretionary - 3.00%

Belo Corp
8.000% due 11/01/08	1,410,000	1,448,327
British Sky Broadcasting Group PLC (United Kingdom)
8.200% due 07/15/09	635,000	666,279
Caesars Entertainment Inc
7.500% due 09/01/09	1,135,000	1,161,114
CBS Corp
7.875% due 07/30/30	155,000	160,711
Chancellor Media Corp
8.000% due 11/01/08	760,000	779,771
Clear Channel Communications Inc
6.250% due 03/15/11	725,000	698,263
CSC Holdings Inc
7.250% due 07/15/08	775,000	782,750
Dillard’s Inc
6.625% due 11/15/08	260,000	261,950
Eastman Kodak Co
3.625% due 05/15/08	124,000	121,210
EchoStar DBS Corp
5.750% due 10/01/08 †	1,215,000	1,215,000
Hilton Hotels Corp
8.250% due 02/15/11	760,000	803,700
Liberty Media LLC
7.750% due 07/15/09	895,000	930,575
7.875% due 07/15/09	275,000	286,632
MGM MIRAGE
6.000% due 10/01/09	1,225,000	1,220,406
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	287,000	289,328
The Gap Inc
6.900% due 09/15/07	890,000	895,193
10.050% due 12/15/08	171,000	181,378
The May Department Stores Co
7.900% due 10/15/07	405,000	406,940
Time Warner Entertainment Co LP
8.375% due 07/15/33	1,055,000	1,227,903
Tribune Co
5.500% due 10/06/08	725,000	719,172
Univision Communications Inc
3.500% due 10/15/07	640,000	636,800
3.875% due 10/15/08	300,000	290,625

		15,184,027

Consumer Staples - 0.69%

Albertson’s Inc
8.000% due 05/01/31	845,000	867,890
Delhaize America Inc
9.000% due 04/15/31	577,000	699,987
Earthgrains Co
6.500% due 04/15/09	310,000	313,803
H.J. Heinz Co
6.428% due 11/15/20 ~	140,000	141,444
Sara Lee Corp
2.750% due 06/15/08	425,000	413,407
The Kroger Co
5.500% due 02/01/13	1,090,000	1,062,790

		3,499,321

Energy - 0.43%

El Paso Corp
6.500% due 06/01/08	200,000	201,896
TEPPCO Partners LP
6.125% due 02/01/13	455,000	457,997
7.625% due 02/15/12	310,000	331,222
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~	1,150,000	1,167,250

		2,158,365

Financial Services - 3.42%

Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 † §	1,950,000	1,774,808
Capmark Financial Group Inc
5.875% due 05/10/12 ~	550,000	543,357
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10	630,000	611,976
Ford Motor Credit Co LLC
9.750% due 09/15/10	1,930,000	2,016,649
General Motors Acceptance Corp
8.000% due 11/01/31 †	870,000	892,050
HBOS PLC (United Kingdom)
6.413% due 10/01/99 † ~ §	2,000,000	1,877,812
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	1,500,000	1,454,676
Marsh & McLennan Cos Inc
5.875% due 08/01/33	130,000	109,785
7.125% due 06/15/09 †	595,000	610,181
MBIA Inc
5.700% due 12/01/34	530,000	488,759
Popular North America Inc
4.700% due 06/30/09	1,335,000	1,315,510
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,215,000	1,471,055
SLM Corp
4.000% due 01/15/09	840,000	807,387
Textron Financial Corp
6.000% due 02/15/67 ~ §	515,000	485,882
The Goldman Sachs Group Inc
6.345% due 02/15/34	1,555,000	1,487,659
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,334,356

		17,281,902

Health Care - 0.10%

HCA Inc
8.750% due 09/01/10	480,000	502,200

Integrated Oils - 0.49%

Buckeye Partners LP
4.625% due 07/15/13	1,130,000	1,057,361
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/13	780,000	776,822
7.750% due 02/15/12	95,000	101,977
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	372,645	346,983
Valero Logistics Operations LP
6.050% due 03/15/13	200,000	200,162

		2,483,305

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Producer Durables - 1.06%

Centex Corp
5.800% due 09/15/09	$655,000	$654,412
D.R. Horton Inc
5.375% due 06/15/12	640,000	601,065
6.125% due 01/15/14	530,000	508,743
8.000% due 02/01/09	250,000	257,117
Lennar Corp
7.625% due 03/01/09	975,000	1,003,911
Pulte Homes Inc
4.875% due 07/15/09	420,000	413,433
Standard Pacific Corp
5.125% due 04/01/09	440,000	415,800
Xerox Corp
9.750% due 01/15/09	1,425,000	1,507,939

		5,362,420

Technology - 0.16%

NCR Corp
7.125% due 06/15/09	800,000	817,610

Utilities - 2.69%

AT&T Corp
6.000% due 03/15/09	52,000	52,398
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	387,372
CenterPoint Energy Inc
7.250% due 09/01/10 †	950,000	992,770
Comcast Corp
6.450% due 03/15/37	1,295,000	1,252,050
Cox Enterprises Inc
4.375% due 05/01/08 ~	1,015,000	1,005,026
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	538,125
Kinder Morgan Energy Partners LP
7.300% due 08/15/33	1,160,000	1,214,957
Monongahela Power Co
7.360% due 01/15/10	970,000	1,010,000
Nextel Communications Inc
7.375% due 08/01/15	985,000	985,430
Progress Energy Inc
6.850% due 04/15/12	20,000	20,986
PSEG Funding Trust
5.381% due 11/16/07	660,000	659,471
Qwest Corp
5.625% due 11/15/08	126,000	126,158
7.875% due 09/01/11	945,000	989,888
Rogers Wireless Inc (Canada)
9.625% due 05/01/11	905,000	1,019,216
Telecom Italia Capital SA (Luxembourg)
4.000% due 01/15/10	875,000	841,656
TXU Energy Co LLC
5.860% due 09/16/08 ~ §	800,000	800,540
6.125% due 03/15/08	740,000	741,712
Westar Energy Inc
7.125% due 08/01/09	920,000	945,542

		13,583,297

Total Corporate Bonds & Notes (Cost $63,068,787)		62,550,891

MORTGAGE-BACKED SECURITIES - 31.16%

Collateralized Mortgage Obligations - 10.43%

Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 "	1,060,000	1,032,417
Banc of America Funding Corp
6.500% due 07/20/32 "	680,780	686,775
Banc of America Mortgage Securities Inc
6.500% due 10/25/34 "	568,002	568,090
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 "	1,410,830	1,358,948
Countrywide Alternative Loan Trust
6.500% due 08/25/32 -
09/25/34 " ±	1,311,521	1,315,931
Deutsche ALT-A Securities Inc
Alternate Loan Trust
5.961% due 06/25/36 " §	663,597	662,385
6.360% due 07/25/36 " §	198,596	198,463
Fannie Mae
3.000% due 06/25/22 "	465,465	458,925
4.693% due 06/25/36 " §	1,853,009	1,628,659
5.000% due 01/25/20 "	1,148,000	1,107,624
5.060% due 03/25/36 " §	357,188	330,703
5.500% due 04/25/23 - 07/25/36 " ±	8,741,375	8,514,954
6.000% due 03/25/17 - 09/25/30 " ±	1,229,989	1,235,445
6.500% due 06/25/23 - 01/25/32 " ±	1,904,211	1,940,115
Fannie Mae (IO)
0.730% due 10/25/35 " §	2,659,618	66,035
1.380% due 02/25/35 - 12/25/36 " § ±	6,053,241	261,308
1.430% due 08/25/25 - 03/25/35 " § ±	7,446,135	314,786
1.780% due 11/25/30 " §	435,554	23,351
1.880% due 05/25/36 " §	4,234,250	313,452
2.580% due 11/25/31 " §	1,040,915	103,137
2.630% due 01/25/32 " §	230,518	21,960
2.680% due 04/25/32 - 12/25/32 " § ±	2,484,780	231,521
2.780% due 03/25/32 - a 2/25/33 " § ±	2,480,223	278,288
2.930% due 02/25/33 " §	579,923	58,324
5.500% due 06/25/33 - 03/01/34 " ±	6,260,718	1,488,269
6.000% due 10/01/33 - 08/01/35 " ±	6,572,325	1,654,147
6.500% due 02/01/32 - 02/01/33 " ±	3,161,262	826,250
6.500% due 02/01/33 " §	367,939	103,017
7.000% due 06/01/23 - 08/01/26 " ±	2,461,170	636,369
7.500% due 08/01/23 - 11/01/23 " ±	1,346,555	363,237
Fannie Mae (PO)
0.000% due 09/25/23 "	278,349	224,393
Fannie Mae Grantor Trust
7.000% due 11/25/31 "	799,062	817,178
Fannie Mae Whole Loan
7.000% due 02/25/44 "	1,639,071	1,677,368
Freddie Mac
4.877% due 06/15/34 " §	218,286	200,423
5.243% due 08/15/35 " §	117,277	109,064
5.720% due 06/15/29 - 01/15/33 " § ±	335,313	338,672
5.820% due 03/15/32 " §	135,057	136,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
6.000% due 04/15/30 "	$49,568	$49,529
6.500% due 02/15/28 - 06/15/32 " ±	3,262,266	3,309,411
Freddie Mac (IO)
0.830% due 07/15/25 - 02/15/26 " § ±	2,598,814	64,561
1.380% due 01/15/35 " §	2,256,065	89,166
1.930% due 04/15/33 " §	589,591	28,452
2.330% due 07/15/26 - 03/15/29 " § ±	738,435	50,880
6.000% due 12/01/31 - 03/01/33 " ±	1,438,352	371,750
6.500% due 02/01/28 - 01/01/29 " ±	244,632	64,467
7.000% due 06/01/26 - 04/01/27 " ±	1,077,258	279,314
Freddie Mac (PO)
0.000% due 06/01/26 - 03/01/33 " ±	503,017	376,648
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 ‡ "	1,899,000	1,862,453
4.433% due 07/10/39 "	640,000	628,051
4.853% due 07/10/45 "	620,000	609,978
Government National Mortgage Association (IO)
2.180% due 02/16/32 " §	573,140	38,390
2.280% due 01/16/27 " §	463,432	31,045
2.330% due 01/17/30 " §	402,473	25,696
2.380% due 12/16/26 " §	1,161,022	84,894
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 ‡ "	930,000	906,567
5.117% due 04/10/37 "	670,000	662,979
5.381% due 03/10/39 "	770,000	761,601
JPMorgan Chase Commercial Mortgage Securities Corp
4.575% due 07/15/42 "	260,000	253,706
4.790% due 10/15/42 "	880,000	862,884
LB-UBS Commercial Mortgage Trust
4.885% due 09/18/30 "	730,000	719,847
5.318% due 02/15/40 "	860,000	849,476
MASTR Alternative Loans Trust
4.700% due 08/25/34 " §	474,758	472,854
6.000% due 07/25/34 "	946,367	937,824
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ "	1,620,000	1,701,497
Residential Accredit Loans Inc
5.750% due 01/25/33 - 04/25/37 " ±	1,155,191	1,149,218
6.000% due 05/25/36 - 09/25/36 " ±	1,613,560	1,612,304
Residential Asset Securitization Trust
6.000% due 07/25/36 "	1,108,708	1,105,303
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 "	1,490,000	1,466,896
Washington Mutual Inc
4.676% due 05/25/35 " §	50,259	50,282

		52,764,815

Fannie Mae - 17.91%

4.500% due 05/01/18 - 12/01/20 " ±	11,571,742	11,022,028
5.000% due 12/01/17 - 09/01/35 † " ±	22,416,435	21,464,906
5.500% due 01/01/33 - 08/14/37 " ±	32,162,766	31,081,641
6.000% due 09/01/32 - 07/17/37 " ±	17,166,736	17,131,342
6.500% due 06/01/17 - 11/01/31 " ±	7,011,241	7,154,267
7.000% due 04/01/20 - 02/01/36 " ±	2,440,406	2,519,447
7.500% due 01/01/33 "	174,946	183,142
8.500% due 07/01/32 "	14,853	15,969

		90,572,742

Freddie Mac - 2.82%

4.500% due 05/01/19 - 07/01/19 " ±	1,855,524	1,766,315
5.000% due 08/01/33 - 12/01/34 " ±	2,261,821	2,130,292
6.000% due 04/01/17 "	1,677,964	1,687,626
6.500% due 04/01/18 - 04/01/34 " ±	2,618,186	2,674,301
7.000% due 04/01/28 - 12/01/34 " ±	5,813,302	5,994,709

		14,253,243

Total Mortgage-Backed Securities (Cost $160,097,476)		157,590,800

ASSET-BACKED SECURITIES - 1.20%

AESOP Funding II LLC
5.380% due 04/20/09 ~ " §	370,000	370,185
Argent Securities Inc
5.800% due 05/25/34 " §	778,579	781,772
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	171,855
Citigroup Mortgage Loan Trust Inc
4.922% due 08/25/35 " §	283,509	282,297
5.536% due 03/25/36 " §	240,000	239,101
Countrywide Asset-Backed Certificates
5.363% due 03/25/30 " §	230,000	228,909
5.382% due 02/25/30 " §	350,000	348,299
6.060% due 02/25/33 " §	18,836	18,639
Ford Credit Auto Owner Trust
3.480% due 11/15/08 "	181,660	181,283
Household Home Equity Loan Trust
5.580% due 01/20/35 " §	393,375	393,703
Lehman XS Trust
5.180% due 08/25/35 " §	378,339	377,945
MBNA Credit Card Master Note Trust
6.670% due 03/15/16 " §	1,720,000	1,809,262
Popular ABS Mortgage Pass-Through Trust
4.415% due 04/25/35 " §	183,880	183,238
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 "	219,565	218,494
Structured Asset Securities Corp
5.180% due 03/25/35 " §	477,187	477,402

Total Asset-Backed Securities (Cost $6,096,603)		6,082,384

U.S. TREASURY OBLIGATIONS - 1.43%

U.S. Treasury Bonds - 0.05%

4.500% due 02/15/36 † ‡	304,000	275,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Notes - 1.38%

4.500% due 10/31/07 †	$3,163,000	$3,105,177
4.500% due 05/15/10	318,000	314,770
4.500% due 05/15/17 †	1,101,000	1,055,928
4.750% due 05/31/12 †	1,096,000	1,087,781
4.875% due 05/31/09 †	1,413,000	1,413,001

		6,976,657

Total U.S. Treasury Obligations (Cost $7,313,866)		7,252,015

SHORT-TERM INVESTMENT - 2.58%

Repurchase Agreement - 2.58%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $13,084,742; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $13,344,769)	13,080,000	13,080,000

Total Short-Term Investment (Cost $13,080,000)		13,080,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 106.25% (Cost $476,996,447)		537,410,926

	Shares
SECURITIES LENDING COLLATERAL - 10.20%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $51,628,092)	51,628,092	51,628,092

TOTAL INVESTMENTS - 116.45% (Cost $528,624,539)		589,039,018

OTHER ASSETS & LIABILITIES, NET - (16.45%)		(83,226,610)

NET ASSETS - 100.00%		$505,812,408

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Equity Securities	57.51%
Mortgage-Backed Securities	31.16%
Short Term Investment & Securities Lending Collateral	12.78%
Corporate Bonds & Notes	12.37%
U.S. Treasury Obligations	1.43%
Asset-Backed Securities	1.20%

116.45%
Other Assets & Liabilities, Net	(16.45%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	67.97%
AA	0.79%
A1	5.31%
A	3.64%
BBB	12.35%
BB	7.35%
B	1.90%
Not Rated	0.69%

100.00%

(c)	Securities with a total aggregate market value of $12,387,385, or 2.45% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	Securities with an approximate aggregate market value of $137,574 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007.

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 5-Year Notes (09/07)	47	$4,700,000	($27,301)
U.S. Treasury 30-Year Bonds (09/07)	193	19,300,000	(206,898)

Short Futures Outstanding

U.S. Treasury 2-Year Notes (09/07)	306	61,200,000	83,144
U.S. Treasury 10-Year Notes (09/07)	85	8,500,000	(66,452)

			($217,507)

(e)	Securities with a market value of $2,344,296 were segregated with the broker(s)/custodian to cover written call option contracts as of June 30, 2007.

(f)	Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	87	$45,717
Call Options Written	424	144,753
Call Options Expired	(87)	(45,717)

Outstanding, June 30, 2007	424	$144,753

(g)	Premiums received and value of written options outstanding as of June 30, 2007:
Options on Securities

	Number of
Description	Contracts	Premium	Value

Call - CBOT Amgen Inc Strike @ $70.00 Exp. 01/21/08 Counterparty: Lehman Brothers	424	$144,753	$27,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(h)	Swap agreements outstanding as of June 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Bombardier Inc 6.750% due 05/01/12	Sell	0.900%	09/20/07	$255,000	($209)
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.000%	09/20/07	280,000	(294)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.050%	09/20/07	280,000	69
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.050%	09/20/07	280,000	(326)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.100%	09/20/07	230,000	30
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.200%	09/20/07	20,000	(2)
Deutsche Bank	Abitibi-Consolidated Inc 8.375% due 04/01/15	Sell	1.520%	09/20/07	820,000	1,547
Credit Suisse	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.600%	03/20/08	485,000	2,952
Credit Suisse	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.750%	03/20/08	510,000	2,558
Credit Suisse	Univision Communications Inc 7.850% due 07/15/11	Sell	0.750%	03/20/08	235,000	1,761
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	0.875%	06/20/08	805,000	(4,491)
Barclays	Lear Corp 5.750% due 08/01/14	Sell	1.000%	06/20/08	815,000	(1,697)
Morgan Stanley	Tribune Co 5.250% due 08/15/15	Sell	1.000%	06/20/08	480,000	7,130
Morgan Stanley	K. Hovnanian Enterprises 6.500% due 01/15/14	Sell	1.850%	06/20/08	510,000	(4,641)
Barclays	Beazer Homes 6.500% due 11/15/13	Sell	2.100%	06/20/08	295,000	(6,194)
Morgan Stanley	Beazer Homes 6.500% due 11/15/13	Sell	2.150%	06/20/08	520,000	(10,675)
Deutsche Bank	Dillards Inc 7.130% due 08/01/18	Sell	0.750%	09/20/08	200,000	483
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	0.900%	09/20/08	345,000	—
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	1.000%	09/20/08	465,000	—
Goldman Sachs	First Data Corp 4.700% due 08/01/13	Sell	1.150%	09/20/08	505,000	—
Barclays	Toys R Us 7.375% due 10/15/18	Sell	1.450%	09/20/08	510,000	(2,704)
Deutsche Bank	Eastman Kodak Co 7.250% due 11/15/13	Sell	1.000%	12/20/08	700,000	(659)
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(3.950%)	12/20/08	505,000	12,728
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(4.000%)	12/20/08	520,000	13,471
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.300%)	12/20/08	500,000	178
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.400%)	12/20/08	1,050,000	46,350
Deutsche Bank	Tenet Healthcare Corp 7.375% due 02/01/13	Sell	1.600%	03/20/09	810,000	—
Morgan Stanley	Countrywide Home Loans 4.000% due 03/22/11	Sell	0.420%	06/20/09	1,530,000	(1,980)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	5,528
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	(8,543)
Morgan Stanley	El Paso Corp 7.875% due 06/15/12	Sell	0.520%	03/20/10	1,005,000	10,592
Deutsche Bank	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.580%)	09/20/11	1,040,000	8,676
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	2,700,000	416
Morgan Stanley	The Kroger Co 5.500% due 02/01/13	Buy	(0.478%)	06/20/12	1,090,000	(3,860)
Goldman Sachs	Capmark Financial Group Inc 6.300% due 05/10/17	Sell	0.950%	06/20/12	485,000	—
Barclays	Capmark Financial Group Inc 5.875% due 05/10/12	Sell	1.000%	06/20/12	485,000	(991)
Credit Suisse	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	505,000	(13,041)
Credit Suisse	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	3,205,000	(88,640)
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	970,000	30,490
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	2,400,000	45,588
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	6,190,000	(177,476)
Morgan Stanley	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	4,610,000	(137,240)
Morgan Stanley	J.C. Penney Co Inc 8.000% due 03/01/10	Sell	0.610%	06/20/13	1,040,000	4,246
Credit Suisse	Belo Corp 8.000% due 11/01/08	Buy	(0.900%)	06/20/13	1,545,000	18,176
Credit Suisse	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	3,205,000	104,722
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	8,590,000	218,754
Morgan Stanley	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	4,610,000	164,708
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	(28,346)
Morgan Stanley	General Motors Inc 7.125% due 07/15/14	Sell	5.800%	12/20/16	520,000	(30,576)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	(28,026)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	(64,314)
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	520,000	4,721
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	7,351
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	(8,829)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	(11,379)

						$78,092

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Total Return Swaps

			Expiration	Number of	Unrealized
Counterparty	Receive Total Return	Pay	Date	Contracts	Depreciation

Goldman Sachs	Lehman AAA 4.83 Year + Collateralized	Lehman AAA 4.83 Year + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 15 basis points		09/01/07	890	($124)
Deutsche Bank	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 27.5 basis points		11/01/07	2,400	(335)
Lehman Brothers	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		11/01/07	2,240	(1,535)

($1,994)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	68,476	$11,641

Total Warrants (Cost $0)		11,641

COMMON STOCKS - 99.37%

Autos & Transportation - 0.51%

CSX Corp	50,800	2,290,064
Laidlaw International Inc	11,600	400,780
United Parcel Service Inc ‘B’	139,300	10,168,900

		12,859,744

Consumer Discretionary - 10.84%

Accenture Ltd ‘A’ † (Bermuda)	204,500	8,771,005
Amazon.com Inc *	37,000	2,531,170
Best Buy Co Inc	67,300	3,140,891
CBS Corp ‘B’ †	279,600	9,316,272
Chipotle Mexican Grill Inc ‘B’ *	8,217	646,103
Citadel Broadcasting Corp	59,287	382,399
Clear Channel Communications Inc	317,000	11,988,940
Coach Inc *	154,700	7,331,233
EchoStar Communications Corp ‘A’ *	144,400	6,262,628
Electronic Arts Inc *	79,300	3,752,476
Gannett Co Inc	152,600	8,385,370
Gemstar-TV Guide International Inc *	4,244	20,880
Google Inc ‘A’ *	48,400	25,331,592
J.C. Penney Co Inc	99,700	7,216,286
Kohl’s Corp *	194,700	13,829,541
Liberty Media Corp - Capital ‘A’ *	46,936	5,523,428
Liberty Media Corp - Interactive ‘A’ *	167,500	3,740,275
Lowe’s Cos Inc	12,400	380,556
Macy’s Inc	265,800	10,573,524
McDonald’s Corp	310,800	15,776,208
News Corp ‘A’	261,500	5,546,415
Nike Inc ‘B’	9,100	530,439
Nordstrom Inc	233,300	11,926,296
Omnicom Group Inc	141,800	7,504,056
Sears Holdings Corp *	42,600	7,220,700
Target Corp	148,100	9,419,160
The DIRECTV Group Inc *	249,000	5,754,390
The Home Depot Inc	407,500	16,035,125
The TJX Cos Inc	284,500	7,823,750
The Walt Disney Co	849,600	29,005,344
Time Warner Inc	2,400	50,496
Viacom Inc ‘B’ *	294,855	12,274,814
Wal-Mart Stores Inc	89,100	4,286,601
Yum! Brands Inc	288,200	9,429,904

		271,708,267

Consumer Staples - 7.92%

Altria Group Inc	775,800	54,414,612
Campbell Soup Co	161,600	6,271,696
Colgate-Palmolive Co	22,300	1,446,155
ConAgra Foods Inc	301,000	8,084,860
General Mills Inc	147,100	8,593,582
H.J. Heinz Co	163,900	7,780,333
Kellogg Co †	137,200	7,105,588
Kraft Foods Inc ‘A’	118,821	4,188,440
PepsiCo Inc	354,500	22,989,325
Safeway Inc	265,200	9,024,756
Sara Lee Corp	604,100	10,511,340
The Coca-Cola Co	432,900	22,644,999
The Kroger Co	422,100	11,873,673
The Procter & Gamble Co	384,282	23,514,216

		198,443,575

Energy - 3.08%

Anadarko Petroleum Corp	239,100	12,430,809
Apache Corp	122,100	9,962,139
Chesapeake Energy Corp †	191,700	6,632,820
National Oilwell Varco Inc *	108,700	11,330,888
Schlumberger Ltd (Netherlands)	243,800	20,708,372
Valero Energy Corp †	218,600	16,145,796

		77,210,824

Financial Services - 19.58%

ACE Ltd (Cayman)	19,200	1,200,384
American International Group Inc	470,500	32,949,115
Ameriprise Financial Inc	178,900	11,372,673
Automatic Data Processing Inc	256,700	12,442,249
Bank of America Corp	969,523	47,399,980
CIGNA Corp	207,700	10,846,094
CIT Group Inc	31,900	1,749,077
Citigroup Inc	716,700	36,759,543
CNA Financial Corp	70,500	3,362,145
Fannie Mae	205,700	13,438,381
Fifth Third Bancorp †	160,300	6,375,131
First Data Corp	498,800	16,295,796
Freddie Mac †	160,000	9,712,000
General Growth Properties Inc REIT	33,000	1,747,350
Genworth Financial Inc ‘A’ †	316,700	10,894,480
JPMorgan Chase & Co	760,412	36,841,961
Loews Corp	23,600	1,203,128
MasterCard Inc ‘A’ †	48,000	7,961,760
Merrill Lynch & Co Inc	198,500	16,590,630
MetLife Inc	101,100	6,518,928
Morgan Stanley	237,300	19,904,724
Principal Financial Group Inc	183,900	10,719,531
Prudential Financial Inc †	53,500	5,201,805
SunTrust Banks Inc †	123,600	10,597,464
The Allstate Corp	261,200	16,066,412
The Bank of New York Co Inc	264,800	10,973,312
The Bear Stearns Cos Inc	17,600	2,464,000
The Chubb Corp	227,900	12,338,506
The Goldman Sachs Group Inc	82,000	17,773,500
The Travelers Cos Inc	264,100	14,129,350
The Western Union Co	115,200	2,399,616
U.S. Bancorp †	385,600	12,705,520
Wachovia Corp	400,080	20,504,100
Washington Mutual Inc	313,100	13,350,584
Wells Fargo & Co	754,000	26,518,180
XL Capital Ltd ‘A’ (Cayman)	110,500	9,314,045

		490,621,454

Health Care - 14.80%

Abbott Laboratories	276,700	14,817,285
Aetna Inc	301,500	14,894,100
Amgen Inc *	208,400	11,522,436
Bristol-Myers Squibb Co	425,000	13,413,000
Cardinal Health Inc †	19,200	1,356,288
Eli Lilly & Co	213,300	11,919,204
Express Scripts Inc *	136,400	6,821,364
Forest Laboratories Inc *	228,200	10,417,330
Genentech Inc *	33,200	2,511,912
Johnson & Johnson	942,500	58,076,850
McKesson Corp	199,500	11,898,180
Medco Health Solutions Inc *	164,700	12,844,953
Medtronic Inc	207,600	10,766,136
Merck & Co Inc	462,800	23,047,440
Pfizer Inc	2,385,160	60,988,541

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Schering-Plough Corp	309,500	$9,421,180
UnitedHealth Group Inc	773,190	39,540,937
WellPoint Inc *	436,931	34,880,202
Wyeth	224,400	12,867,096
Zimmer Holdings Inc * †	104,900	8,904,961

		370,909,395

Integrated Oils - 10.26%

Chevron Corp	791,047	66,637,799
ConocoPhillips	328,751	25,806,954
Exxon Mobil Corp	1,531,300	128,445,444
Marathon Oil Corp	286,400	17,172,544
Occidental Petroleum Corp	329,100	19,048,308

		257,111,049

Materials & Processing - 2.72%

International Paper Co †	296,500	11,578,325
Nucor Corp †	166,300	9,753,495
PPG Industries Inc	77,200	5,875,692
Precision Castparts Corp	66,100	8,021,896
Rohm & Haas Co	30,100	1,645,868
Southern Copper Corp †	88,400	8,332,584
The Dow Chemical Co	268,200	11,859,804
United States Steel Corp	102,200	11,114,250

		68,181,914

Multi-Industry - 3.76%

3M Co	130,700	11,343,453
Eaton Corp	105,900	9,848,700
General Electric Co	1,078,600	41,288,808
Honeywell International Inc	299,800	16,872,744
Tyco International Ltd (Bermuda)	440,600	14,887,874

		94,241,579

Producer Durables - 4.40%

Agilent Technologies Inc *	244,500	9,398,580
Applied Materials Inc †	511,200	10,157,544
Deere & Co	20,900	2,523,466
Lockheed Martin Corp	166,900	15,710,297
Northrop Grumman Corp	189,400	14,748,578
Raytheon Co	275,000	14,819,750
The Boeing Co	143,100	13,760,496
United Technologies Corp	217,800	15,448,554
Xerox Corp *	739,200	13,660,416

		110,227,681

Technology - 16.54%

Adobe Systems Inc *	155,400	6,239,310
Analog Devices Inc †	245,900	9,255,676
Apple Inc *	224,200	27,361,368
Cisco Systems Inc *	2,282,200	63,559,270
Dell Inc *	602,900	17,212,795
Electronic Data Systems Corp	399,700	11,083,681
EMC Corp * †	732,200	13,252,820
General Dynamics Corp	131,400	10,278,108
Hewlett-Packard Co	949,100	42,348,842
International Business Machines Corp	589,800	62,076,450
Juniper Networks Inc * †	375,826	9,459,540
MEMC Electronic Materials Inc *	98,200	6,001,984
Microsoft Corp	2,725,900	80,332,273
Motorola Inc	245,700	4,348,890
NVIDIA Corp *	127,200	5,254,632
Oracle Corp *	971,500	19,148,265
QUALCOMM Inc	355,400	15,420,806
Texas Instruments Inc †	312,200	11,748,086

		414,382,796

Utilities - 4.96%

Alltel Corp	133,900	9,044,945
AT&T Inc	275,087	11,416,110
Constellation Energy Group Inc	38,100	3,321,177
Duke Energy Corp	595,100	10,890,330
Edison International	152,100	8,535,852
Exelon Corp	89,400	6,490,440
FirstEnergy Corp †	37,600	2,433,848
PG&E Corp †	182,500	8,267,250
Progress Energy Inc	123,200	5,616,688
Qwest Communications International Inc * †	882,100	8,556,370
Sempra Energy	120,500	7,137,215
Sprint Nextel Corp	740,413	15,333,953
Verizon Communications Inc	657,800	27,081,626

		124,125,804

Total Common Stocks (Cost $2,235,541,521)		2,490,024,082

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.45%

Repurchase Agreement - 0.45%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $11,302,096; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $11,524,507)	$11,298,000	11,298,000

Total Short-Term Investment (Cost $11,298,000)		11,298,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $2,246,839,521)		2,501,333,723

	Shares
SECURITIES LENDING COLLATERAL - 5.10%
The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $127,880,185)	127,880,185	127,880,185

TOTAL INVESTMENTS - 104.92% (Cost $2,374,719,706)		2,629,213,908

OTHER ASSETS & LIABILITIES, NET - (4.92%)		(123,232,501)

NET ASSETS - 100.00%		$2,505,981,407

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	19.58%
Technology	16.54%
Health Care	14.80%
Consumer Discretionary	10.84%
Integrated Oils	10.26%
Consumer Staples	7.92%
Short-Term Investment & Securities Lending Collateral	5.55%
Utilities	4.96%
Producer Durables	4.40%
Multi-Industry	3.76%
Energy	3.08%
Materials & Processing	2.72%
Autos & Transportation	0.51%

104.92%
Other Assets & Liabilities, Net	(4.92%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd * Exp. 01/07/10	14,582	$56,601

Total Warrants (Cost $0)		56,601

PREFERRED STOCKS - 6.51%

Brazil - 6.27%

America Latina Logistica SA	2,593,000	35,299,212
Banco Bradesco SA	752,538	18,152,200
Cia Vale do Rio Doce ADR †	480,240	18,105,048
Electropaulo Metropolitana de Sao Paulo SA ‘B’	114,859,700	7,559,066
Lojas Americanas SA	219,098,890	17,377,983
Petroleo Brasileiro SA ADR	20,800	2,218,944
Sadia SA	3,091,490	14,407,722
Tele Norte Leste Participacoes SA	137,140	2,613,409

		115,733,584

South Korea - 0.24%

Hyundai Motor Co +	57,060	2,604,070
S-Oil Corp +	27,359	1,806,133

		4,410,203

Total Preferred Stocks (Cost $65,928,057)		120,143,787

COMMON STOCKS - 87.64%

Bermuda - 0.42%

Bunge Ltd †	57,900	4,892,550
Varitronix International Ltd +	4,522,470	2,827,713

		7,720,263

Brazil - 9.35%

America Latina Logistica SA GDR ~	248,000	3,381,356
Aracruz Celulose SA ADR	93,200	6,173,568
Banco Bradesco SA ADR †	406,200	9,793,482
BR Malls Participacoes SA *	1,200	15,614
Camargo Correa Desenvolvimento Imobiliario SA	532,700	4,238,955
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	147,040	5,683,096
Cia de Bebidas das Americas ADR †	41,160	2,889,432
Cia Vale do Rio Doce ADR	513,400	22,871,970
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR † ~	12,310	3,060,243
Diagnosticos da America SA	335,260	7,421,256
Embraer-Empresa Brasileira de Aeronautica SA ADR	191,100	9,212,931
Natura Cosmeticos SA	673,250	9,720,069
Petroleo Brasileiro SA ADR †	593,500	71,973,745
Tele Norte Leste Participacoes SA	405,105	16,044,579

		172,480,296

Canada - 0.28%

Yamana Gold Inc †	470,600	5,233,072

Cayman - 0.19%

Integra Group Holdings GDR *	34,000	618,800
SINA Corp *	46,500	1,946,490
Tencent Holdings Ltd +	220,000	884,392

		3,449,682

China - 2.67%

China Oilfield Services Ltd ‘H’ +	2,587,000	2,611,416
China Petroleum & Chemical Corp ‘H’ +	9,352,000	10,433,689
China Shenhua Energy Co Ltd ‘H’ +	4,864,500	16,974,009
PetroChina Co Ltd ‘H’ +	6,546,000	9,723,064
Yanzhou Coal Mining Co Ltd ‘H’ +	6,325,000	9,629,515

		49,371,693

Denmark - 0.32%

FLSmidth & Co A/S +	74,350	5,822,036

Egypt - 2.86%

Commercial International Bank GDR	656,764	6,928,203
Eastern Tobacco Co SAE +	130,841	9,423,400
Medinet Nasr Housing & Development +	250,244	13,523,015
Orascom Telecom Holding SAE +	1,794,270	22,934,371

		52,808,989

France - 0.86%

Technip SA † +	191,720	15,846,143

Hong Kong - 1.47%

China Mobile Ltd ADR	433,500	23,365,650
Techtronic Industries Co +	17,000	22,699
Television Broadcasts Ltd +	531,920	3,742,716

		27,131,065

India - 16.40%

Amtek Auto Ltd +	1,466,904	14,729,923
Bajaj Auto Ltd +	178,670	9,401,752
Bharat Electronics Ltd +	280,724	12,644,720
Bharat Forge Ltd +	104,065	789,222
Bharat Heavy Electricals Ltd +	182,160	6,889,798
Bharti Airtel Ltd * +	1,228,798	25,257,235
Divi’s Laboratories Ltd +	73,854	10,616,835
GAIL India Ltd +	727,800	5,545,540
Gateway Distriparks Ltd +	466,300	2,145,443
HCL Technologies Ltd +	1,046,528	8,846,174
HDFC Bank Ltd ADR †	24,542	2,067,909
Hero Honda Motors Ltd +	96,289	1,639,251
Hindustan Unilever Ltd +	1,875,000	8,702,289
Housing Development Finance Corp +	708,560	35,377,714
ICICI Bank Ltd ADR †	475,630	23,377,214
Infosys Technologies Ltd +	769,944	36,438,772
ITC Ltd +	1,407,320	5,360,176
Larsen & Toubro Ltd +	498,363	26,928,258
Mahindra & Mahindra Ltd +	719,931	12,800,533
Reliance Capital Ltd +	377,000	10,093,027
Reliance Industries Ltd +	284,532	11,910,309
Rico Auto Industries Ltd +	1,521,215	1,788,959
Siemens India Ltd +	158,900	5,437,459
Tata Consultancy Services Ltd +	593,030	16,775,411
Trent Ltd +	130,012	2,287,528
United Breweries Ltd +	642,940	4,777,169

		302,628,620

Indonesia - 4.52%

P.T. Aneka Tambang Tbk +	14,040,390	19,515,359
P.T. Astra International Tbk +	4,942,370	9,274,022
P.T. Gudang Garam Tbk +	7,500,509	9,264,640

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
P.T. Indosat Tbk	23,969,000	$17,243,885
P.T. Ramayana Lestari Sentosa Tbk +	10,756,100	1,204,071
P.T. Telekomunikasi Indonesia Tbk +	24,790,000	26,891,921

		83,393,898

Israel - 0.59%

Bank Hapoalim BM +	1,029,567	5,015,948
Israel Discount Bank Ltd ‘A’ * +	2,821,550	5,820,291

		10,836,239

Lebanon - 0.16%

Solidere GDR *	180,600	2,958,228

Luxembourg - 0.45%

Tenaris SA ADR	170,500	8,347,680

Malaysia - 0.11%

Bumiputra-Commerce Holdings Bhd +	436,900	1,480,414
SP Setia Bhd +	239,300	600,419

		2,080,833

Mexico - 6.12%

America Movil SAB de CV ‘L’ ADR	482,030	29,852,118
Corporacion GEO SAB de CV ‘B’ *	1,275,360	7,006,305
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	1,079,923	3,119,767
Empresas ICA SAB de CV *	1,229,983	6,239,005
Fomento Economico Mexicano SAB de CV	2,921,100	11,450,788
Fomento Economico Mexicano SAB de CV ADR	277,230	10,900,684
Grupo Financiero Banorte SAB de CV ‘O’	2,489,860	11,403,552
Grupo Financiero Inbursa SA de CV ‘O’	2,463,790	5,952,230
Grupo Televisa SA ADR	343,500	9,484,035
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	5,270,170	8,268,559
SARE Holding SAB de CV ‘B’ *	5,629,968	9,276,015

		112,953,058

Norway - 0.34%

Det Norske Oljeselskap ASA * † +	2,999,420	6,270,939

Panama - 0.46%

Banco Latinoamericano de Exportaciones SA ‘E’	448,280	8,427,664

Philippines - 1.49%

Jollibee Foods Corp +	4,724,358	5,362,688
SM Prime Holdings Inc +	87,181,401	22,155,943

		27,518,631

Portugal - 0.24%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	764,005	4,514,719

Russia - 4.84%

JSC MMC Norilsk Nickel ADR	49,000	10,878,000
LUKOIL ADR †	272,483	20,899,446
OAO Gazprom ADR +	648,800	26,979,195
Polymetal GDR * ~	1,034,200	6,560,448
Surgutneftegaz OJSC ADR +	160,270	8,672,394
TMK OAO GDR ~	423,200	15,319,840

		89,309,323

Singapore - 0.82%

Keppel Corp Ltd +	1,491,000	12,197,188
SembCorp Marine Ltd +	921,000	2,953,583

		15,150,771

South Africa - 6.27%

Anglo Platinum Ltd +	174,860	28,716,085
AngloGold Ashanti Ltd ADR	482,900	18,263,278
Aspen Pharmacare Holdings Ltd * +	516,563	2,698,988
Aveng Ltd † +	362,057	2,551,261
Harmony Gold Mining Co Ltd ADR * †	636,610	9,084,425
Impala Platinum Holdings Ltd +	410,525	12,480,862
JD Group Ltd +	147,918	1,483,098
Liberty Group Ltd +	363,944	4,587,433
Massmart Holdings Ltd +	839,100	10,222,135
Murray & Roberts Holdings Ltd +	1,322,713	11,938,975
Steinhoff International Holdings Ltd +	2,880,503	9,832,199
Tiger Brands Ltd +	148,126	3,790,323

		115,649,062

South Korea - 11.55%

AmorePacific Corp +	13,127	10,397,156
Daewoo Shipbuilding & Marine Engineering Co Ltd +	104,740	5,921,747
FINETEC Corp +	250,467	5,032,735
GS Engineering & Construction Corp +	52,994	6,330,829
Humax Co Ltd +	178,606	4,414,427
Hyundai Development Co +	90,870	6,465,757
Hyundai Engineering & Construction Co Ltd * +	174,633	12,745,900
Hyundai Motor Co +	142,876	11,273,796
Jeonbuk Bank +	441,627	4,859,397
Kia Motors Corp +	704,219	10,962,317
Kookmin Bank ADR	103,700	9,096,564
Korea Exchange Bank +	244,750	3,639,222
Korea Investment Holdings Co Ltd +	135,660	9,260,483
Kyeryong Construction Industrial Co Ltd +	17,457	948,904
Mirae Asset Securities Co Ltd +	123,500	11,109,904
Pusan Bank +	309,570	4,463,895
Samsung Electronics Co Ltd +	85,996	52,573,873
Samsung Heavy Industries Co Ltd +	171,890	8,398,732
Shinsegae Co Ltd +	12,840	8,356,281
SK Telecom Co Ltd ADR †	331,200	9,058,320
S-Oil Corp +	137,114	10,552,652
SsangYong Motor Co * † +	887,900	6,858,519
Telechips Inc +	17,853	420,147

		213,141,557

Taiwan - 9.41%

Cathay Financial Holding Co Ltd +	7,102,965	16,955,907
Chi Mei Optoelectronics Corp +	5,133,000	6,083,494
Fubon Financial Holding Co Ltd +	9,811,000	8,955,514
Hon Hai Precision Industry Co Ltd +	4,395,400	37,965,396
Inventec Appliances Corp +	3,412,100	7,258,563
Lite-On Technology Corp +	6,880,619	8,856,043
MediaTek Inc +	1,869,000	29,078,886
President Chain Store Corp	2,105,261	5,995,632
Quanta Computer Inc +	7,319,898	11,392,486
Sunplus Technology Co Ltd λ	1	1
Synnex Technology International Corp +	5,392,720	8,129,752
Taiwan Semiconductor Manufacturing Co Ltd +	10,944,875	23,440,000
Taiwan Semiconductor Manufacturing Co Ltd ADR	852,218	9,485,186

		173,596,860

Thailand - 1.14%

Advanced Info Service PCL +	2,362,900	5,918,308
Kiatnakin Bank PCL +	3,112,200	2,883,612

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
TISCO Bank PCL +	5,073,180	$4,047,458
TMB Bank PCL *	128,539,194	8,100,691

		20,950,069

Turkey - 4.08%

Aksigorta AS +	2,049,834	12,169,313
Anadolu Efes Biracilik Ve Malt Sanayii AS +	46,300	1,832,208
Ford Otomotiv Sanayi AS +	477,205	4,452,002
Haci Omer Sabanci Holding AS +	1,975,695	9,761,012
Haci Omer Sabanci Holding AS ADR	4,640,295	5,684,361
Koc Holding AS * +	3,221,919	12,700,945
Tupras Turkiye Petrol Rafinerileri AS +	316,900	7,535,494
Turkcell Iletisim Hizmetleri AS +	1,382,300	9,165,928
Turkiye Vakiflar Bankasi TAO ‘D’ +	4,736,637	12,085,106

		75,386,369

United Kingdom - 0.23%

Highland Gold Mining Ltd * +	1,624,521	4,222,287

Total Common Stocks (Cost $1,195,418,126)		1,617,200,046

	Principal
	Amount
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd 2.000% due 07/07/10	INR 1,458,200	156,191

Total Corporate Notes (Cost $0)		156,191

SHORT-TERM INVESTMENT - 5.08%

Repurchase Agreement - 5.08%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $93,752,973; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.000% due 08/15/07 and market value $95,774,060)	$93,719,000	93,719,000

Total Short-Term Investment (Cost $93,719,000)		93,719,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.24% (Cost $1,355,065,183)		1,831,275,625

	Shares
SECURITIES LENDING COLLATERAL - 5.10%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $94,079,881)	94,079,881	94,079,881

TOTAL INVESTMENTS - 104.34% (Cost $1,449,145,064)		1,925,355,506

OTHER ASSETS & LIABILITIES, NET - (4.34%)		(79,999,153)

NET ASSETS - 100.00%		$1,845,356,353

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	16.82%
Technology	14.31%
Materials & Processing	11.22%
Utilities	10.96%
Integrated Oils	10.60%
Short-Term Investment & Securities Lending Collateral	10.18%
Autos & Transportation	7.02%
Producer Durables	6.07%
Consumer Discretionary	5.21%
Consumer Staples	5.06%
Multi-Industry	4.82%
Health Care	1.12%
Energy	0.95%

104.34%
Other Assets & Liabilities, Net	(4.34%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(b)	As of June 30, 2007, the portfolio was diversified by geographical region as a percentage of net assets as follows:

India	16.41%
Brazil	15.62%
South Korea	11.79%
United States	10.18%
Taiwan	9.41%
South Africa	6.27%
Mexico	6.12%
Russia	4.84%
Indonesia	4.52%
Turkey	4.08%
Egypt	2.86%
China	2.67%
Philippines	1.49%
Hong Kong	1.47%
Thailand	1.14%
France	0.86%
Singapore	0.82%
Israel	0.59%
Panama	0.46%
Luxembourg	0.45%
Bermuda	0.42%
Norway	0.34%
Denmark	0.32%
Canada	0.28%
Portugal	0.24%
United Kingdom	0.23%
Cayman	0.19%
Lebanon	0.16%
Malaysia	0.11%

104.34%
Other Assets & Liabilities, Net	(4.34%)

100.00%

(c)	Securities with a total aggregate market value of $1,102,343,358, or 59.74% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.01%

Financial Services - 0.01%

DG Funding Trust ~	60	$625,125

Total Preferred Stocks (Cost $643,181)		625,125

	Principal
	Amount

CORPORATE BONDS & NOTES - 7.34%

Autos & Transportation - 0.37%

DaimlerChrysler NA Holding Corp
5.750% due 09/08/11	$8,000,000	8,018,352
6.500% due 11/15/13 †	6,500,000	6,721,871
United Air Lines Inc
9.210% due 01/21/17 ¤	328,685	30,732
9.350% due 04/07/16 ¤	91,678	37,932
9.560% due 10/19/18 ¤	1,084,113	627,431
10.850% due 02/19/15 ¤	936,414	486,935

		15,923,253

Consumer Discretionary - 0.37%

Chancellor Media Corp
8.000% due 11/01/08	250,000	256,504
EchoStar DBS Corp
6.375% due 10/01/11	3,000,000	2,947,500
Hilton Hotels Corp
7.625% due 05/15/08	2,500,000	2,546,875
Mandalay Resort Group
6.500% due 07/31/09	2,100,000	2,110,500
9.500% due 08/01/08	2,000,000	2,070,000
10.250% due 08/01/07	2,000,000	2,007,500
Time Warner Inc
5.500% due 11/15/11	4,000,000	3,959,320

		15,898,199

Consumer Staples - 0.17%

Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,361,543
The Kroger Co
5.500% due 02/01/13	2,900,000	2,827,607
The Procter & Gamble Co
6.875% due 09/15/09 †	175,000	180,718

		7,369,868

Energy - 0.57%

Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,979,630
4.625% due 10/15/09	3,900,000	3,821,790
Gaz Capital for Gazprom (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,453,345
NRG Energy Inc
7.375% due 02/01/16	$8,900,000	8,944,500
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,634,500

		24,833,765

Financial Services - 4.20%

Associates Corp of North America
6.250% due 11/01/08	150,000	151,690
Bank of America Corp
5.616% due 10/14/16 §	8,600,000	8,646,036
Bank of America NA
5.360% due 02/27/09 §	11,200,000	11,207,650
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,070,310
CitiFinancial
6.625% due 06/01/15	4,000,000	4,193,704
CNA Financial Corp
5.850% due 12/15/14	4,000,000	3,925,956
Countrywide Home Loans Inc
6.250% due 04/15/09 †	40,000	40,477
Credit Agricole SA (France)
5.360% due 05/28/09 ~ §	10,300,000	10,304,594
Ford Motor Credit Co
4.950% due 01/15/08	2,600,000	2,580,861
5.800% due 01/12/09 †	300,000	293,760
7.000% due 10/01/13	2,100,000	1,948,029
7.250% due 10/25/11	10,569,000	10,181,139
7.800% due 06/01/12	1,031,000	1,006,773
General Motors Acceptance Corp
4.375% due 12/10/07 †	3,000,000	2,978,682
5.850% due 01/14/09	2,000,000	1,971,778
6.610% due 05/15/09 † §	3,300,000	3,301,584
6.625% due 05/15/12	5,600,000	5,413,324
7.000% due 02/01/12	6,000,000	5,890,188
7.250% due 03/02/11	7,600,000	7,581,076
Morgan Stanley
0.000% due 07/09/08 ~	11,000,000	10,936,580
5.300% due 03/01/13	7,100,000	6,967,613
National Westminster Bank PLC
(United Kingdom)
7.375% due 10/01/09	530,000	550,978
NationsBank Corp
7.250% due 10/15/25	840,000	937,125
Nykredit Realkredit A/S (Denmark)
4.833% due 10/01/38 §	DKK 68,018,920	11,696,168
Rabobank Nederland (Netherlands)
5.376% due 01/15/09 ~ §	$17,800,000	17,812,157
Realkredit Danmark A/S (Denmark)
5.000% due 10/01/38 §	DKK 182,022,523	31,187,808
Spinnaker Capital Ltd (Cayman)
16.860% due 06/15/08 ~ §	$2,000,000	1,998,900
The Goldman Sachs Group Inc
5.450% due 06/23/09 §	800,000	800,980
VTB Capital SA for Vneshtorgbank
(Luxembourg)
5.955% due 08/01/08 ~ §	10,300,000	10,323,175
XL Capital Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	5,139,415

		181,038,510

Integrated Oils - 0.10%

Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,123,853
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,835,981
Pemex Project Funding Master Trust
9.500% due 09/15/27	220,000	296,010

		4,255,844

Materials & Processing - 0.19%

Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,329,328
BHP Billiton Finance Ltd (Australia)
5.125% due 03/29/12	3,000,000	2,942,415
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,071,253
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	697,774

		8,040,770

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

Producer Durables - 0.13%

Xerox Corp
9.750% due 01/15/09	$5,324,000	$5,633,873

Utilities - 1.24%

BellSouth Corp
5.200% due 09/15/14	9,100,000	8,745,546
British Telecommunications PLC (United Kingdom)
9.125% due 12/15/30	1,000,000	1,312,455
CMS Energy Corp
7.500% due 01/15/09	4,000,000	4,121,840
Comcast Corp
7.050% due 03/15/33 †	3,000,000	3,105,708
Cox Communications Inc
6.400% due 08/01/08	125,000	125,722
6.800% due 08/01/28	110,000	110,298
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,992,469
GTE California Inc
6.700% due 09/01/09	5,000,000	5,117,370
PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,068,490
Qwest Capital Funding Inc
6.375% due 07/15/08 †	3,500,000	3,517,500
7.250% due 02/15/11	880,000	880,000
Qwest Corp
6.875% due 09/15/33	1,386,000	1,306,305
8.875% due 03/15/12 †	1,500,000	1,623,750
SBC Communications Inc
4.125% due 09/15/09	8,200,000	7,977,903
TECO Energy Inc
6.750% due 05/01/15	5,600,000	5,739,922
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,896,006

		53,641,284

Total Corporate Bonds & Notes
(Cost $318,466,483)		316,635,366

SENIOR LOAN NOTES - 1.59%

Autos & Transportation - 0.22%

Ford Motor Co Term B
8.360% due 11/29/13 §	9,353,000	9,402,160

Consumer Discretionary - 0.18%

Allied Waste North America Inc
(Letter of Credit)
due 01/15/12 § ∞	305,427	306,839
Allied Waste North America Inc Term B
due 03/28/14 § ∞	407,932	472,785
Yell Term B (United Kingdom)
7.320% due 02/10/13 §	7,000,000	7,048,790

		7,828,414

Financial Services - 0.36%

SLM Corp (Bridge Loan)
due 06/30/08 § ∞	15,500,000	15,422,500

Health Care - 0.02%

DaVita Inc Term B1
due 10/05/12 § ∞	1,000,001	1,002,577

Materials & Processing - 0.22%

SIGMAKALON Term A (Netherlands)
6.164% due 06/30/12 §	EUR 1,274,000	1,722,761
SIGMAKALON Term B (Netherlands)
6.664% due 09/19/12 §	1,726,512	2,351,028
SIGMAKALON Term B1 (Netherlands)
6.664% due 09/19/12 §	1,173,488	1,597,965
SIGMAKALON Term C1 (Netherlands)
7.414% due 09/19/13 §	2,696,385	3,685,929

		9,357,683

Utilities - 0.59%

Nordic Telephone Term B (Denmark)
5.875% due 11/30/14 §	2,835,299	3,875,950
Nordic Telephone Term C (Denmark)
6.125% due 11/30/14 §	3,500,000	4,802,459
The AES Corp (Letter of Credit)
7.180% due 04/30/10 §	$7,400,000	7,416,520
UPC Broadband Holding BV Term M1 (Netherlands)
5.942% due 12/31/14 §	EUR 3,685,833	5,000,022
UPC Broadband Holding BV Term M2 (Netherlands)
5.942% due 12/31/14 §	3,120,447	4,233,047

		25,327,998

Total Senior Loan Notes
(Cost $66,329,781)		68,341,332

MORTGAGE-BACKED SECURITIES - 79.28%

Collateralized Mortgage Obligations - 8.74%

Adjustable Rate Mortgage Trust
4.588% due 05/25/35 " §	$4,506,124	4,440,610
Banc of America Funding Corp
4.113% due 05/25/35 " §	14,539,065	14,240,415
4.614% due 02/20/36 " §	9,733,214	9,580,439
Banc of America Funding Corp (IO)
0.000% due 01/25/36 " §	24,182,424	22,671
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	5,998,587	5,877,075
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/35 " §	2,658,982	2,615,793
4.750% due 10/25/35 " §	10,456,249	10,340,895
5.044% due 04/25/33 " §	72,367	72,361
Bear Stearns Alt-A Trust
5.377% due 05/25/35 " §	8,433,533	8,366,772
5.818% due 10/25/36 " §	9,385,501	9,335,261
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 "	1,872,776	1,943,312
Citigroup Mortgage Loan Trust Inc
4.677% due 06/25/35 " §	1,184,735	1,164,717
4.900% due 10/25/35 " §	419,312	413,673
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 "	668,043	670,820
Countrywide Alternative Loan Trust
5.600% due 02/25/37 " §	465,510	466,671
Countrywide Alternative Loan Trust (IO)
0.000% due 05/25/35 " §	20,286,547	66,031
Countrywide Home Loan Mortgage
Pass-Through Trust
4.215% due 05/20/34 " §	8,327,960	8,293,820
5.250% due 02/20/36 " §	5,441,440	5,406,103
5.640% due 03/25/35 " §	5,352,964	5,369,834
5.660% due 06/25/35 ~ " §	18,748,436	18,717,173
CS First Boston Mortgage Securities Corp
5.953% due 03/25/32 ~ " §	1,497,017	1,494,271

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 "	$1,172,206	$1,205,232
Downey Savings & Loan Association Mortgage Loan Trust
7.235% due 07/19/44 " §	4,854,687	4,917,386
Fannie Mae
5.000% due 07/25/19 - 03/25/21 " ±	1,014,212	996,636
5.500% due 03/25/28 "	12,243,876	12,217,047
5.720% due 04/18/28 " §	475,605	480,158
5.770% due 10/18/30 " §	3,654	3,692
5.820% due 03/25/17 " §	222,421	224,809
6.500% due 02/25/09 "	10,144	10,164
Fannie Mae (IO)
0.950% due 03/25/09 " §	63,794	482
Fannie Mae Whole Loan
6.500% due 10/25/42 "	3,616,939	3,662,182
First Horizon Alternative Mortgage Securities
4.457% due 03/25/35 " §	4,470,567	4,478,314
4.732% due 06/25/34 " §	16,173,961	15,974,950
Freddie Mac
3.500% due 10/15/18 - 07/15/32 " ±	5,072,691	5,028,949
4.000% due 05/15/16 "	536,273	530,841
5.000% due 09/15/16 - 04/15/30 " ±	47,078,660	46,508,443
5.500% due 03/15/17 "	2,500,000	2,497,544
5.670% due 12/15/29 " §	88,337	88,692
7.000% due 09/15/21 "	134,321	133,796
7.500% due 01/15/23 "	3,214,848	3,310,315
Freddie Mac Structured Pass-Through Securities
6.227% due 10/25/44 " §	7,219,715	7,287,153
6.427% due 07/25/44 " §	38,372,530	38,697,231
GMAC Commercial Mortgage Securities Inc (IO)
0.742% due 05/15/35 " §	11,370,315	144,602
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	5,964,525	5,902,638
Government National Mortgage Association
7.500% due 09/20/26 "	686,494	705,274
Greenpoint Mortgage Funding Trust
5.590% due 11/25/45 " §	211,612	212,025
GSR Mortgage Loan Trust
4.538% due 09/25/35 " §	464,169	457,526
Harborview Mortgage Loan Trust
5.690% due 02/19/34 " §	202,574	202,931
Imperial Savings Association
8.429% due 02/25/18 " §	6,647	6,703
IndyMac ARM Trust
6.633% due 01/25/32 " §	121,639	121,420
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/27 "	320,611	316,558
Lehman Large Loan (IO)
0.881% due 10/12/34 " §	2,804,207	66,282
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	308,146	295,098
MLCC Mortgage Investors Inc
5.700% due 03/15/25 " §	4,458,129	4,470,674
Mortgage Capital Funding Inc (IO)
1.298% due 11/20/27 " §	1,477,569	4,378
Provident Funding Mortgage Loan Trust
4.046% due 04/25/34 " §	50,133	49,270
Residential Accredit Loans Inc
5.530% due 04/25/46 " §	464,847	464,833
Residential Asset Securitization Trust
5.500% due 01/25/34 "	7,310,122	7,270,657
Residential Asset Securitization Trust (IO)
0.000% due 11/25/35 " §	19,049,525	34,384
Sequoia Mortgage Trust
5.670% due 07/20/33 " §	4,378,352	4,399,708
Structured Asset Mortgage Investments Inc
5.540% due 04/25/36 " §	2,461,767	2,461,979
5.550% due 05/25/45 " §	983,080	984,274
5.600% due 02/25/36 " §	3,308,555	3,309,753
5.610% due 07/19/34 " §	118,918	119,042
5.650% due 09/19/32 " §	487,880	488,597
5.740% due 10/19/33 " §	13,202	13,230
Structured Asset Securities Corp
5.000% due 12/25/34 "	370,363	367,185
SunTrust Alternative Loan Trust (IO)
0.000% due 12/25/35 " §	47,621,380	75,351
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 "	909,196	912,600
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
0.000% due 11/25/35 " §	65,768,547	155,996
Washington Mutual Inc
5.094% due 10/25/32 " §	655,669	654,026
5.474% due 02/27/34 " §	3,481,612	3,422,535
5.590% due 12/26/45 " §	264,989	265,831
5.610% due 10/25/45 " §	279,981	280,639
5.630% due 01/25/45 " §	4,043,183	4,052,177
5.640% due 01/25/45 " §	216,708	217,201
5.860% due 12/25/27 " §	11,206,912	11,212,854
6.429% due 08/25/42 " §	308,203	309,323
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/33 " §	89,176	88,982
6.866% due 02/25/33 " §	388,985	389,382
Wells Fargo Mortgage-Backed Securities Trust
4.362% due 05/25/35 " §	962,475	954,310
4.950% due 03/25/36 " §	30,570,711	30,100,436
5.240% due 04/25/36 " §	20,452,137	20,286,953
5.519% due 08/25/36 " §	13,742,867	13,644,095

		377,044,445

Fannie Mae - 69.03%

4.016% due 06/01/34 " §	115,614	114,252
4.187% due 09/01/33 - 11/01/34 † " § ±	32,961,269	33,106,798
4.193% due 02/01/33 " §	64,409	64,869
4.236% due 03/01/34 " §	114,988	113,471
4.300% due 03/01/33 " §	127,890	125,844
4.317% due 01/01/34 " §	76,621	76,925
4.477% due 04/01/35 " §	6,193,861	6,112,848
4.500% due 11/01/14 "	1,400,347	1,363,392
4.531% due 11/01/34 " §	107,297	105,737
4.607% due 07/01/33 " §	154,435	149,284
4.694% due 08/01/35 " §	4,702,912	4,639,339
4.704% due 12/01/34 " §	11,698,753	11,540,489
4.731% due 02/01/33 " §	1,779,538	1,781,207
4.734% due 09/01/35 " §	1,769,880	1,757,503
4.742% due 07/01/35 " §	17,723,340	17,438,194
5.000% due 06/01/18 - 03/01/36 † " ±	870,945,412	833,596,088
5.032% due 12/01/34 " §	129,855	127,390
5.269% due 08/01/34 " §	127,927	126,378
5.500% due 12/01/14 - 08/14/37 " ±	1,805,291,713	1,741,637,078
5.637% due 05/01/36 " §	209,946	211,713
5.640% due 05/01/36 " §	221,991	223,861
5.642% due 03/01/33 " §	1,548,114	1,560,724
5.647% due 05/01/36 " §	6,605,316	6,660,961
6.000% due 04/01/16 - 08/14/37 " ±	128,750,066	127,821,805
6.129% due 09/01/34 " §	3,347,819	3,393,200
6.226% due 08/01/42 " §	1,904,368	1,937,076
6.227% due 08/01/42 - 10/01/44 " § ±	7,774,685	7,843,270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

6.500% due 01/01/13 - 07/12/37 " ±	$168,787,353	$170,496,580
6.825% due 08/01/09 "	918,363	933,762
6.875% due 08/01/09 "	919,203	934,388
6.900% due 09/01/09 "	543,803	554,567
7.135% due 01/01/25 " §	108,719	110,275
7.167% due 04/01/27 " §	123,917	124,401
7.182% due 01/01/23 " §	226,421	230,667
7.218% due 12/01/22 " §	67,103	68,183
7.450% due 11/01/23 " §	122	124
8.000% due 05/01/30 - 08/01/30 " ±	26,744	28,183

		2,977,110,826

Federal Housing Authority - 0.08%

7.430% due 09/01/19 - 10/01/24 " ±	3,516,517	3,539,090

Freddie Mac - 0.97%

4.000% due 07/01/18 "	5,753	5,362
5.332% due 09/01/35 " §	18,602,411	18,536,949
5.500% due 03/01/23 - 01/01/30 " ±	11,586,521	11,257,190
5.713% due 03/01/32 " §	701,652	711,409
5.862% due 03/01/32 " §	368,598	373,075
5.865% due 07/01/32 " §	216,738	217,155
5.928% due 06/01/17 " §	10,528	10,542
5.947% due 05/01/32 " §	137,237	138,049
6.000% due 03/03/18 - 10/01/22 " ±	5,829,544	5,862,421
6.500% due 01/01/15 - 05/01/17 " ±	4,479,328	4,578,013
7.147% due 01/01/28 " §	60,641	61,306
7.260% due 05/01/23 " §	21,501	21,563

		41,773,034

Government National Mortgage Association - 0.46%

5.375% due 05/20/22 - 06/20/32 " § ±	5,543,128	5,607,553
5.500% due 09/20/30 - 09/20/32 " § ±	1,269,396	1,281,426
5.750% due 07/20/23 - 03/20/32 " § ±	1,188,835	1,198,851
6.000% due 08/15/31 "	27,339	27,290
6.000% due 03/20/32 - 01/20/33 " § ±	953,318	962,261
6.125% due 12/20/22 - 12/20/32 " § ±	3,271,961	3,310,294
6.250% due 08/20/20 - 03/20/29 " § ±	338,626	341,989
6.375% due 01/20/23 - 02/20/27 " § ±	2,616,061	2,641,793
6.500% due 03/20/33 " §	932,755	942,191
6.625% due 11/20/24 " §	179,152	181,715
6.750% due 03/20/29 " §	98,767	100,079
7.500% due 04/15/30 - 12/15/31 " ±	244,316	255,931
8.000% due 12/15/29 - 08/15/32 " ±	1,231,952	1,308,448
8.500% due 09/15/16 - 01/15/31 " ±	1,618,772	1,742,262
9.000% due 02/15/17 - 04/15/20 " ±	29,116	31,337
10.000% due 05/15/19 - 02/15/25 " ±	35,742	39,581

		19,973,001

Total Mortgage-Backed Securities (Cost $3,465,016,169)		3,419,440,396

ASSET-BACKED SECURITIES - 0.59%

Carrington Mortgage Loan Trust
5.385% due 07/25/36 " §	26,829	26,842
Centex Home Equity Co LLC
5.370% due 06/25/36 " §	30,355	30,375
Citigroup Mortgage Loan Trust Inc
5.360% due 08/25/36 " §	59,309	59,346
5.390% due 08/25/36 " §	110,880	110,956
5.400% due 12/25/35 " §	1,693,619	1,694,803
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 " §	40,730	40,616
Countrywide Asset-Backed Certificates
5.350% due 04/25/28 " §	1,653,407	1,653,788
5.370% due 01/25/37 " §	195,378	195,463
5.380% due 09/25/46 " §	47,253	47,268
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	101,229	101,062
First Franklin Mortgage Loan
Asset-Backed Certificates
5.410% due 01/25/36 " §	108,815	108,903
First NLC Trust
5.440% due 02/25/36 " §	257,286	257,457
Fremont Home Loan Trust
5.370% due 05/25/36 " §	9,799	9,805
5.420% due 05/25/36 " §	100,000	100,044
GE-WMC Mortgage Securities LLC
5.360% due 08/25/36 " §	72,752	72,801
GSAMP Trust
5.430% due 11/25/35 " §	27,130	27,148
IMC Home Equity Loan Trust
6.340% due 08/20/29 " §	143,894	143,617
JPMorgan Mortgage Acquisition Corp
5.380% due 01/25/32 " §	48,075	48,107
Long Beach Mortgage Loan Trust
5.370% due 08/25/36 " §	65,248	65,288
5.380% due 04/25/36 " §	222,498	222,658
5.600% due 10/25/34 " §	67,394	67,517
Mid-State Trust
7.340% due 07/01/35 "	2,304,410	2,427,161
7.791% due 03/15/38 "	889,922	940,025
8.330% due 04/01/30 "	4,931,004	5,148,157
Morgan Stanley Asset-Backed Securities Capital I
5.360% due 07/25/36 " §	56,699	56,730
Morgan Stanley Mortgage Loan Trust
5.820% due 02/25/37 " §	3,150,000	3,072,620
5.870% due 02/25/37 " §	2,863,000	2,762,208
New Century Home Equity Loan Trust
5.390% due 08/25/36 " §	43,316	43,334
Newcastle Mortgage Securities Trust
5.390% due 03/25/36 " §	129,953	129,999
NPF XII Inc
2.200% due 12/01/03 + ~ " § ¤	6,000,000	27,960
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 "	560,000	55,437
Renaissance Home Equity Loan Trust
5.760% due 08/25/33 " §	833,044	835,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Residential Asset Securities Corp
5.360% due 06/25/36 " §	$45,537	$45,568
5.390% due 07/25/36 " §	43,973	43,990
5.400% due 01/25/36 " §	129,331	129,424
5.410% due 01/25/36 " §	95,130	95,200
Residential Funding Mortgage Securities II Inc
5.460% due 09/25/35 " §	106,250	106,324
Saxon Asset Securities Trust
5.840% due 08/25/32 " §	9,338	9,346
Small Business Administration
4.754% due 08/10/14 "	3,981,885	3,800,684
7.452% due 09/01/10 "	34,717	35,667
7.640% due 03/10/10 "	126,144	129,772
8.017% due 02/10/10 "	156,965	162,085
Soundview Home Equity Loan Trust
5.360% due 11/25/36 " §	39,427	39,442
5.430% due 11/25/35 " §	22,635	22,650
Structured Asset Securities Corp
5.610% due 01/25/33 " §	43,087	43,179

Total Asset-Backed Securities (Cost $25,587,746)		25,246,508

U.S. GOVERNMENT AGENCY ISSUES - 0.52%

Fannie Mae
5.000% due 07/29/19	17,000,000	16,291,440
Federal Home Loan Bank
0.000% due 02/27/12 §	3,500,000	3,226,615
Small Business Administration
Participation Certificates
6.120% due 09/01/21 "	2,764,175	2,799,512

Total U.S. Government Agency Issues (Cost $23,380,124)		22,317,567

U.S. TREASURY OBLIGATIONS - 2.40%

U.S. Treasury Inflation Protected Securities - 2.40%

0.875% due 04/15/10 ^	87,090,581	82,736,139
2.000% due 07/15/14 † ^	20,609,688	19,790,144
3.875% due 01/15/09 ^	945,008	960,365

		103,486,648

Total U.S. Treasury Obligations (Cost $103,889,795)		103,486,648

FOREIGN GOVERNMENT BONDS & NOTES - 20.16%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 380,049,000	201,402,722
10.000% due 01/01/17	56,000,000	27,947,280
Bundesobligation (Germany)
4.500% due 08/17/07	EUR 253,850,000	343,687,853
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	3,700,000	4,915,844
5.000% due 07/04/11	1,200,000	1,651,027
6.000% due 07/04/07	200,000,000	270,690,938
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,357,688
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	2,960,415
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	435,315
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	11,208,375
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,102,500
7.375% due 04/25/12	320,000	340,800
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	247,365
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	583,908
7.650% due 06/11/13	1,100,000	1,166,880

Total Foreign Government Bonds & Notes (Cost $855,191,319)		869,698,910

MUNICIPAL BONDS - 1.18%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,159,031
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,245,000	2,367,510
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,264,068
Georgia State ‘B’
5.000% due 05/01/20 ♦	2,750,000	2,870,588
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,168,520
Hamilton OH School Districts Gas
Supply Revenue
7.740% due 02/01/12	5,500,000	5,825,985
Honolulu City & County HI ‘A’
5.000% due 07/01/23 ♦	3,080,000	3,188,262
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,068,750
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,053,630
Pierce County School District WA
5.000% due 12/01/23 ♦	3,000,000	3,086,280
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	513,251
Texas State Transportation Commission
Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,763,088
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	5,253,998
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,897,705
6.250% due 06/01/42	900,000	976,419
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,547,296

Total Municipal Bonds (Cost $48,252,418)		51,004,381

PURCHASED OPTIONS - 0.47%
(See Note (i) to Notes to Schedule of Investments)
(Cost $39,409,086)		20,403,318

SHORT-TERM INVESTMENTS - 12.44%

Certificates of Deposit - 1.25%

Fortis Bank NY
5.265% due 06/30/08 §	19,000,000	19,007,220
The Royal Bank of Scotland NY
5.265% due 03/26/08 §	34,700,000	34,697,536

		53,704,756

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value

Foreign Government Issues - 7.28%

Belgium Treasury Bills (Belgium)
3.740% due 09/13/07	EUR 163,000,000	$218,859,461
French Treasury Bills (France)
3.719% due 09/13/07	35,500,000	47,662,780
3.779% due 08/23/07	35,300,000	47,507,011

		314,029,252

U.S. Government Agency Issues - 1.24%

Fannie Mae
5.080% due 07/02/07	$51,200,000	51,192,960
Federal Home Loan Bank
4.800% due 07/02/07	2,400,000	2,399,680

		53,592,640

U.S. Treasury Bills - 2.45%

4.392% due 09/13/07 ‡	295,000	292,295
4.394% due 09/13/07 □	2,000,000	1,981,616
4.445% due 09/13/07 ‡	3,530,000	3,497,552
4.450% due 09/13/07 ‡	4,750,000	4,706,338
4.470% due 09/13/07	905,000	896,685
4.490% due 09/13/07 ‡	450,000	445,864
4.515% due 09/13/07 □	54,250,000	53,751,334
4.575% due 08/30/07 □	1,000,000	992,548
4.583% due 09/13/07 ‡	4,250,000	4,210,934
4.590% due 08/30/07 ‡	3,955,000	3,925,527
4.595% due 09/13/07	750,000	743,106
4.605% due 09/13/07 ‡	5,450,000	5,399,904
4.615% due 08/30/07	1,350,000	1,339,940
4.632% due 08/30/07 □	340,000	337,466
4.645% due 09/13/07 ‡	13,150,000	13,029,125
4.650% due 08/30/07 □	1,000,000	992,548
4.652% due 08/30/07 ‡	3,500,000	3,472,959
4.653% due 09/13/07 ‡	1,985,000	1,966,754
4.656% due 09/13/07 ‡	2,100,000	2,080,697
4.745% due 08/30/07 ‡	1,300,000	1,290,312
4.755% due 08/30/07 ‡	345,000	342,429

		105,695,933

Repurchase Agreement - 0.22%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $9,382,400; collateralized by U.S. Treasury Notes: 3.375% due 02/15/08 and market value $9,566,944)	9,379,000	9,379,000

Total Short-Term Investments (Cost $535,064,286)		536,401,581

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 125.98% (Cost $5,481,230,388)		5,433,601,132

SECURITIES LENDING COLLATERAL - 14.12%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $608,953,265)	608,953,265	608,953,265

TOTAL INVESTMENTS - 140.10% (Cost $6,090,183,653)		6,042,554,397

OTHER ASSETS & LIABILITIES, NET - (40.10%)		(1,729,397,647)

NET ASSETS - 100.00%		$4,313,156,750

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	79.28%
Short-Term Investments & Securities Lending Collateral	26.56%
Foreign Government Bonds & Notes	20.16%
Corporate Bonds & Notes	7.34%
U.S. Treasury Obligations	2.40%
Senior Loan Notes	1.59%
Municipal Bonds	1.18%
Asset-Backed Securities	0.59%
U.S. Government Agency Issues	0.52%
Purchased Options	0.47%
Equity Securities	0.01%

140.10%
Other Assets & Liabilities, Net	(40.10%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	74.11%
AA	0.86%
A1	1.12%
A	1.09%
BBB	1.80%
BB	1.17%
B	0.60%
Not Rated	19.25%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $27,960, or 0.00% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(e)	Securities with a total aggregate market value of $1,210,990, or 0.03% of the net assets, were in default as of June 30, 2007.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(f)	Investments sold short outstanding as of June 30, 2007 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/17/22	$285,000,000	$275,425,710
5.000% due 07/17/37	18,900,000	17,709,886
U.S. Treasury Bonds
4.750% due 02/15/37	339,900,000	320,595,040
U.S. Treasury Notes
3.125% due 10/15/08	22,900,000	22,386,559
3.250% due 08/15/07	259,300,000	258,874,748
3.375% due 11/15/08	4,800,000	4,699,502
4.125% due 05/15/15	24,300,000	22,908,460
4.250% due 11/15/13	700,000	674,133
4.250% due 11/15/14	32,500,000	31,019,755
4.500% due 02/15/16	41,500,000	40,011,852
4.500% due 05/15/17	159,000,000	152,491,017
4.625% due 02/15/17	150,600,000	145,893,901
4.750% due 05/15/14	46,100,000	45,538,179
4.875% due 05/31/11	23,800,000	23,772,130
4.875% due 02/15/12	165,600,000	165,444,833

Total Investments sold short (Proceeds $1,517,830,547)		$1,527,445,705

(g)	Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	AUD	1,608,000	07/07	$3,720
Sell	AUD	2,769,552	07/07	(17,313)
Buy	BRL	48,703,932	10/07	1,464,351
Sell	BRL	193,839,075	10/07	(643,875)
Sell	BRL	38,730,000	10/07	151,205
Buy	BRL	60,812,427	03/08	1,066,908
Sell	BRL	39,380,000	03/08	114,283
Sell	CAD	44,085,000	08/07	(333,917)
Buy	CHF	86,000	09/07	845
Buy	CLP	972,000,000	03/08	(2,448)
Buy	CLP	107,700,000	03/08	174
Buy	CNY	333,361,778	11/07	129,529
Buy	CNY	451,560,301	01/08	(287,467)
Buy	DKK	577,000	09/07	1,002
Sell	DKK	244,265,000	09/07	(144,136)
Sell	EUR	774,579,000	07/07	(9,474,798)
Sell	GBP	44,204,000	08/07	(391,901)
Buy	GBP	6,699,000	09/07	37,112
Buy	INR	53,531,860	10/07	12,134
Buy	JPY	2,720,392,000	07/07	(320,201)
Buy	KRW	19,508,743,350	07/07	121,973
Buy	KRW	655,846,000	08/07	(210)
Buy	KRW	2,392,475,000	09/07	21,179
Buy	MXN	162,835,394	03/08	346,240
Buy	MXN	6,381,704	03/08	(245)
Buy	MYR	10,985,579	07/07	(23,697)
Sell	MYR	10,985,579	07/07	(5,525)
Buy	MYR	10,985,579	10/07	—
Buy	NOK	79,883,000	09/07	255,022
Sell	NOK	79,137,291	09/07	(69,959)
Buy	NZD	457,000	07/07	3,104
Sell	NZD	6,776,000	07/07	(97,881)
Buy	PLN	2,832,311	09/07	719
Buy	PLN	34,016,574	03/08	489,573
Buy	RUB	11,146,951	09/07	8,691
Buy	RUB	4,819,049	11/07	6,424
Buy	RUB	330,699,120	12/07	282,496
Buy	RUB	25,640,000	01/08	(107)
Buy	RUB	75,351,505	01/08	9,513
Buy	SGD	18,883,035	07/07	(144,662)
Sell	SGD	868,165	07/07	(2,288)
Buy	SGD	1,873,533	08/07	(18,161)
Buy	SGD	2,759,000	09/07	(14,961)
Buy	SGD	1,429,314	10/07	5,182
Buy	TWD	43,384,130	07/07	12,756
Buy	TWD	43,384,130	08/07	(2,514)

				($7,452,131)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(h)	Securities with an approximate aggregate market value of $44,507,604 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (09/07)	504	EUR 504,000,000	($883,523)
3-Month Euribor (09/08)	413	413,000,000	(22,296)
Euro-Bobl 5-Year Note Put Options Strike @ $102.75 (08/07)	4,780	478,000,000	(32,001)
Euro-Bobl 5-Year Notes (09/07)	4,623	462,300,000	1,118,309
Euro-Bund 10-Year Notes (09/07)	844	84,400,000	(893,351)
Eurodollar (12/07)	2,229	$2,229,000,000	187,682
Eurodollar (03/08)	1,809	1,809,000,000	254,689
Eurodollar (06/08)	7,332	7,332,000,000	(6,952,375)
Eurodollar (09/08)	7,230	7,230,000,000	633,297
Eurodollar (12/08)	4,090	4,090,000,000	1,062,940
Eurodollar (03/09)	2,967	2,967,000,000	927,187
Japanese Government 10-Year Bonds (09/07)	11	JPY 1,100,000,000	(11,891)
United Kingdom 90-Day LIBOR Put Options Strike @ $92.50 (06/08)	1,305	GBP 652,500,000	32,827
United Kingdom 90-Day LIBOR Put Options Strike @ $92.75 (12/07)	1,939	969,500,000	(23,207)
United Kingdom 90-Day LIBOR Put Options Strike @ $93.00 (03/08)	6,872	3,436,000,000	170,649
United Kingdom 90-Day LIBOR Put Options Strike @ $93.25 (12/07)	3,111	1,555,500,000	39,581
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	1,613	806,500,000	(3,327,816)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	5,955	2,977,500,000	(9,504,313)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	3,724	1,862,000,000	(7,386,638)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	652	326,000,000	(1,341,447)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	1,474	737,000,000	(3,056,812)
U.S. Treasury 10-Year Notes (09/07)	5,023	$502,300,000	4,774,824

Short Futures Outstanding

U.S. Treasury 2-Year Notes (09/07)	728	145,600,000	218,000
U.S. Treasury 30-Year Bonds (09/07)	1,010	101,000,000	(211,896)

			($24,227,581)

(i)	Purchased options outstanding as of June 30, 2007 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	07/02/07	$104,000,000	$430,300	$1
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	4.850%	07/02/07	224,100,000	582,660	2
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.250%	07/02/07	506,300,000	2,663,684	5
Goldman Sachs	Call - OTC 1-Year Interest Rate Swap	Pay	4.700%	08/08/07	129,500,000	289,332	1
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.800%	08/08/07	86,800,000	353,493	955
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	08/08/07	75,200,000	330,880	2,557
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	4.900%	08/08/07	211,300,000	478,066	55
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	5.000%	08/08/07	2,313,300,000	2,197,635	5,066
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	10/25/07	132,300,000	532,507	64,298
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	12/20/07	204,000,000	1,321,920	250,716
Barclays	Call - OTC 1-Year Interest Rate Swap	Pay	4.750%	02/01/08	134,800,000	387,550	39,901
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	72,500,000	280,937	116,290
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	122,600,000	607,943	196,650
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	668,000,000	3,789,410	824,980
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	406,000,000	1,964,800	798,602
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	202,200,000	702,645	397,727
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	143,000,000	511,225	281,281
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	12/15/08	627,300,000	2,141,247	1,423,971
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	12/15/08	333,500,000	1,159,103	1,128,564

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

		Pay/Receive
		Floating Rate
		Based on 6-Month	Exercise	Expiration	Notional
Counterparty	Description	EUR-LIBOR	Rate	Date	Amount	Cost	Value

Citigroup	Call - OTC 2-Year Interest Rate Swap	Pay	3.960%	07/02/07	EUR 371,000,000	$2,025,372	$4
Citigroup	Put - OTC 2-Year Interest Rate Swap	Receive	5.000%	07/09/07	39,700,000	432,796	220,097

		Pay/Receive
		Floating Rate
		Based on 6-Month
		GBP-LIBOR

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.184%	09/14/07	GBP 273,300,000	1,562,428	240

						$24,745,933	$5,751,963

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

Merrill Lynch	Put - CME Eurodollar Futures (09/07)	$90.75	09/17/07	60	$570	$375
Merrill Lynch	Put - CME Eurodollar Futures (09/07)	91.25	09/17/07	3,153	29,954	19,706
Merrill Lynch	Put - CME Eurodollar Futures (09/07)	91.50	09/17/07	4,898	46,531	30,613
Merrill Lynch	Put - CME Eurodollar Futures (12/07)	92.25	12/17/07	1,200	11,400	7,500
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	91.50	03/17/08	1,400	13,300	8,750
Goldman Sachs	Put - CME Eurodollar Futures (03/08)	91.75	03/17/08	7,433	70,614	46,456
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	92.00	03/17/08	1,131	10,744	7,069
Bear Stearns	Put - CME Eurodollar Futures (03/08)	92.75	03/17/08	5,311	50,454	33,194
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	93.00	03/17/08	1,489	14,145	9,306
Citigroup	Call - CME Eurodollar Futures (03/08)	95.25	03/17/08	1,636	1,375,467	296,525
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.50	06/16/08	5,711	54,255	35,694
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.75	06/16/08	1,215	11,543	7,594
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	93.00	06/16/08	2,228	21,166	13,925
Citigroup	Put - CME Eurodollar Futures (09/08)	92.50	09/15/08	2,074	19,703	12,963

					$1,729,846	$529,670

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Merrill Lynch	Put - OTC Fannie Mae 5.500% due 07/13/37	$88.13	07/05/07	$143,000,000	$16,758	$1
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 07/13/37	88.63	07/05/07	250,000,000	29,297	2
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 07/13/37	89.31	07/05/07	405,500,000	47,520	4
Deutsche Bank	Put - OTC Fannie Mae 5.500% due 07/13/37	89.63	07/05/07	117,000,000	13,711	1
Merrill Lynch	Put - OTC Fannie Mae 6.500% due 07/13/37	92.25	07/05/07	26,000,000	3,047	—
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 09/13/37	85.50	09/06/07	100,000,000	11,719	5,800
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 09/13/37	87.25	09/06/07	9,000,000	1,055	234

					$123,107	$6,042

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

Citigroup	Call - U.S. dollar versus Japanese yen	$121.00	01/18/08	17,600,000	$175,472	$293,797
Credit Suisse	Call - Euro versus U.S. dollar	EUR 1.36	05/19/08	11,000,000	337,670	334,295
Credit Suisse	Put - Euro versus U.S. dollar	1.36	05/19/08	11,000,000	337,670	306,440
Morgan Stanley	Call - Euro versus U.S. dollar	1.36	05/21/08	3,800,000	112,665	129,319
Morgan Stanley	Put - Euro versus U.S. dollar	1.36	05/21/08	3,800,000	112,665	94,202
Royal Bank of Scotland	Call - Euro versus U.S. dollar	1.36	05/21/08	24,300,000	734,980	826,960
Royal Bank of Scotland	Put - Euro versus U.S. dollar	1.36	05/21/08	24,300,000	734,980	602,394
Royal Bank of Scotland	Call - Euro versus Japanese yen	158.35	06/04/08	14,500,000	524,094	771,345
Royal Bank of Scotland	Put - Euro versus Japanese yen	158.35	06/04/08	14,500,000	524,094	401,785
JPMorgan Chase	Call - U.S. dollar versus Japanese yen	$104.00	03/17/10	39,000,000	1,795,060	2,980,614
JPMorgan Chase	Put - U.S. dollar versus Japanese yen	104.00	03/17/10	39,000,000	1,524,840	973,167
Royal Bank of Scotland	Call - U.S. dollar versus Japanese yen	105.20	03/31/10	6,800,000	286,280	466,779
Royal Bank of Scotland	Put - U.S. dollar versus Japanese yen	105.20	03/31/10	6,800,000	286,280	189,115
Royal Bank of Scotland	Call - U.S. dollar versus Japanese yen	105.40	03/31/10	19,900,000	834,811	1,343,270
Royal Bank of Scotland	Put - U.S. dollar versus Japanese yen	105.40	03/31/10	19,900,000	834,811	561,837
Credit Suisse	Call - Euro versus Japanese yen	EUR 148.30	05/20/10	7,000,000	401,210	547,778
Credit Suisse	Put - Euro versus Japanese yen	148.30	05/20/10	7,000,000	401,210	362,586
Credit Suisse	Call - Euro versus U.S. dollar	1.38	05/21/10	4,000,000	198,255	201,973
Credit Suisse	Put - Euro versus U.S. dollar	1.38	05/21/10	4,000,000	198,255	181,563
Morgan Stanley	Call - Euro versus U.S. dollar	1.38	05/21/10	9,700,000	463,411	489,785
Morgan Stanley	Put - Euro versus U.S. dollar	1.38	05/21/10	9,700,000	463,411	440,291
Morgan Stanley	Call - Euro versus U.S. dollar	1.38	06/03/10	10,300,000	493,577	523,831
Morgan Stanley	Put - Euro versus U.S. dollar	1.38	06/03/10	10,300,000	493,577	467,442
Credit Suisse	Call - Euro versus Japanese yen	148.40	06/03/10	4,800,000	270,185	371,169
Credit Suisse	Put - Euro versus Japanese yen	148.40	06/03/10	4,800,000	270,737	253,906

					$12,810,200	$14,115,643

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(j)	Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	1,791,302,915	$21,214,339
Call Options Written	1,827,702,198	16,054,286
Put Options Written	139,800,000	434,854
Call Options Expired	(39,505,113)	(2,598,800)
Call Options Repurchased	(915,000,000)	(9,067,373)
Put Options Repurchased	(83,000,000)	(539,500)

Outstanding, June 30, 2007	2,721,300,000	$25,497,806

(k)	Premiums received and value of written options outstanding as of June 30, 2007:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	07/02/07	$47,900,000	$517,320	$1
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.000%	07/02/07	45,200,000	472,340	—
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07	220,000,000	2,660,583	2
Goldman Sachs	Call - OTC 7-Year Interest Rate Swap	Receive	4.850%	08/08/07	21,100,000	287,487	380
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07	37,700,000	331,760	2,187
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07	416,400,000	2,196,510	24,151
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	4.900%	08/08/07	35,000,000	406,000	1,085
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	08/08/07	25,000,000	284,625	2,125
Morgan Stanley	Call - OTC 10-Year Interest Rate Swap	Receive	5.700%	08/24/07	57,900,000	459,726	549,587
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07	57,100,000	525,663	76,229
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07	88,900,000	1,284,383	289,903
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08	29,900,000	372,255	62,850
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	31,500,000	281,925	112,707
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	53,300,000	639,600	190,707
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08	204,300,000	2,595,015	624,341
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	87,000,000	1,070,100	297,540
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	176,400,000	1,984,320	888,527
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	87,900,000	708,144	442,752
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	62,600,000	513,320	315,316
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	12/15/08	211,300,000	2,136,723	1,501,709
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.200%	12/15/08	111,200,000	1,111,479	1,091,539

		Pay/Receive
		Floating Rate
		Based on 6-Month
		EUR-LIBOR

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR 157,800,000	1,995,335	2
Citigroup	Put - OTC 5-Year Interest Rate Swap	Pay	4.800%	07/09/07	139,800,000	434,854	327,516

		Pay/Receive
		Floating Rate
		Based on 6-Month
		GBP-LIBOR

Royal Bank of Scotland	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	09/14/07	GBP 78,100,000	1,562,714	78

						$24,832,181	$6,801,234

Options on Securities:

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Premium	Value

Merrill Lynch	Call - OTC Fannie Mae 6.000% due 07/19/07	$98.98	07/19/07	$100,000,000	$234,375	$275,500
Goldman Sachs	Call - OTC Fannie Mae 6.000% due 09/13/37	99.19	08/23/07	138,000,000	431,250	494,316

					$665,625	$769,816

(l)	Securities with an approximate aggregate market value of $57,470,315 were pledged as collateral for swap contracts as of June 30, 2007.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(m)	Swap agreements outstanding as of June 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.220%	07/20/07	$1,000,000	$45
JPMorgan Chase	American International Group 0.000% due 11/09/31	Sell	0.050%	12/20/07	12,600,000	649
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	3,400,000	429
Morgan Stanley	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	2,000,000	252
Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	25,000,000	877
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(10,811)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	(3,980)
Bank of America	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(7,520)
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(994)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	12,600,000	(15,654)
Lehman Brothers	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	400,000	(497)
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13	Buy	(0.150%)	12/20/08	1,300,000	(1,802)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(15,820)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(14,255)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(1,074)
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(4,436)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(24,839)
Bear Stearns	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(26,348)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(7,083)
Bear Stearns	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(3,402)
Citigroup	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	3,500,000	(10,329)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(13,746)
UBS	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,100,000	(3,742)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(3,984)
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(36,805)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(11,988)
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	241
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	2,200,000	351
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(3,577)
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(7,605)
ABN AMRO	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(6,572)
Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(19,639)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(9,032)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	3,200,000	(22,867)
Barclays	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	3,900,000	(34,956)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08	2,800,000	7,632
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.720%	12/20/08	1,400,000	4,016
Credit Suisse	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(15,886)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/12	Buy	(0.970%)	12/20/08	3,200,000	(42,329)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(30,464)
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(15,829)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,323,745
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	67,333
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	550,000	(20,221)
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	(52,516)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	1,100,000	(39,071)
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11	Buy	(0.580%)	09/20/11	8,000,000	(97,337)
Bank of America	Time Warner Inc 5.500% due 11/15/11	Buy	(0.310%)	12/20/11	4,000,000	(16,417)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	80,300,000	194,954
Lehman Brothers	Dow Jones CDX NA HY-7 Index	Buy	(3.250%)	12/20/11	7,550,000	190,037
Bank of America	BHP Billiton Finance Ltd 5.125% due 03/29/12	Buy	(0.135%)	03/20/12	3,000,000	(117)
Barclays	XL Capital PLC 6.500% due 01/15/12	Buy	(0.205%)	03/20/12	5,300,000	24,008
Credit Suisse	Nabors Industries Inc 5.375% due 08/15/12	Buy	(0.470%)	06/20/12	1,500,000	(6,390)
Deutsche Bank	Nabors Industries Inc 0.000% due 02/05/21	Buy	(0.470%)	06/20/12	10,000,000	(42,597)
Barclays	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.490%)	06/20/12	2,000,000	(3,117)
Credit Suisse	Noble Corp 5.880% due 06/01/13	Buy	(0.520%)	06/20/12	5,700,000	(20,770)
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(0.520%)	06/20/12	6,000,000	10,840
Credit Suisse	GlobalSantaFe Corp 5.000% due 02/15/13	Buy	(0.530%)	06/20/12	10,000,000	(78,682)
Bank of America	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	1,600,000	(19,582)
Citigroup	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	5,400,000	(60,533)
Deutsche Bank	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	2,800,000	(34,269)
Morgan Stanley	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	1,500,000	(18,359)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.050%	06/20/12	10,000,000	90,760
Lehman Brothers	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.100%	06/20/12	5,000,000	(39,787)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13	Sell	2.300%	06/20/12	10,000,000	(186,182)
Citigroup	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	4,500,000	124,844

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Nortel Networks Ltd 4.250% due 09/01/08	Sell	2.850%	06/20/12	$5,000,000	$377
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12	19,200,000	34,231
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.142%)	12/20/12	7,800,000	701
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13	Buy	(0.580%)	09/20/13	2,100,000	(10,705)
Lehman Brothers	Bellsouth Corp 5.200% due 09/15/14	Buy	(0.325%)	09/20/14	9,100,000	(40,793)
Citigroup	CNA Financial Corp 5.850% due 12/15/14	Buy	(0.470%)	12/20/14	4,100,000	24,029
Lehman Brothers	PC Financial Partnership 5.000% due 11/15/14	Buy	(0.480%)	12/20/14	3,000,000	(7,592)
Barclays	CitiFinancial 6.625% due 06/01/15	Buy	(0.145%)	06/20/15	4,500,000	10,991
Bear Stearns	Alcan Inc 5.000% due 06/01/15	Buy	(0.420%)	06/20/15	2,500,000	8,872
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.458%	12/20/15	5,600,000	(28,887)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15	13,800,000	(88,397)
Citigroup	Bank of America Corp 5.616% due 10/14/16	Buy	(0.170%)	12/20/16	8,600,000	21,565
Goldman Sachs	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16	40,300,000	410,114
Morgan Stanley	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16	25,900,000	297,898
Deutsche Bank	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	EUR 30,600,000	(12,829)
Goldman Sachs	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	32,800,000	704
HSBC	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	5,300,000	(596)
UBS	Nordstrom Inc 6.950% due 03/15/28	Buy	(0.370%)	06/20/17	$8,400,000	52,628
Deutsche Bank	Transocean Inc 7.375% due 04/15/18	Buy	(0.530%)	06/20/17	1,900,000	(5,451)
Goldman Sachs	Transocean Inc 7.375% due 04/15/18	Buy	(0.540%)	06/20/17	1,500,000	(5,438)
UBS	AutoZone Inc 5.875% due 10/15/12	Buy	(0.660%)	06/20/17	3,900,000	(610)
Lehman Brothers	Safeway Inc 5.800% due 08/15/12	Buy	(0.730%)	06/20/17	4,000,000	8,501
Bank of America	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.950%)	06/20/17	12,000,000	322,828
Goldman Sachs	Liz Claiborne 5.000% due 07/08/13	Buy	(0.950%)	06/20/17	5,000,000	154,920
Bear Stearns	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.990%)	06/20/17	6,600,000	5,863
Citigroup	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(1.000%)	06/20/17	8,400,000	1,256
Barclays	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	5,000,000	11,942
Goldman Sachs	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	20,000,000	62,438
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	10,000,000	23,884
Bank of America	Reynolds American Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17	3,600,000	17,065
Citigroup	Reynolds American Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17	3,500,000	16,591
UBS	Bear Stearns Asset-Backed Securities Inc 7.320% due 12/25/35	Buy	(2.250%)	12/25/35	2,000,000	348,744
Bear Stearns	Bear Stearns Asset-Backed Securities Inc 7.320% due 12/25/35	Sell	2.550%	12/25/35	2,000,000	(332,892)
Morgan Stanley	Morgan Stanley Mortgage Loan Trust 5.820% due 02/25/37	Buy	(0.250%)	02/25/37	3,150,000	27,166
Morgan Stanley	Morgan Stanley Mortgage Loan Trust 5.870% due 02/25/37	Buy	(0.300%)	02/25/37	2,863,000	24,512
Bear Stearns	BFC Genesee Ltd 7.010% due 01/10/41	Buy	(1.280%)	01/10/41	4,963,080	—
Bank of America	Buckingham Ltd 6.920% due 04/05/41	Buy	(1.250%)	04/05/41	4,000,000	545,926
Bank of America	Topanga CDO Ltd 7.060% due 01/10/45	Buy	(1.580%)	01/10/45	2,000,000	297,863
Goldman Sachs	Vertical Ltd 6.800% due 04/01/45	Buy	(1.325%)	04/01/45	4,000,000	310,926
Bear Stearns	Home Equity Asset-Backed Securities Market Index	Buy	(0.540%)	07/25/45	32,200,000	1,192,063

						$4,577,609

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	08/15/07	$221,900,000	($5,888,864)
Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(161,479)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/20/08	GBP 20,000,000	(375,547)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/09	138,300,000	(354,276)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	MXN 475,000,000	(13,572)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	1,095,000,000	(36,444)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$1,364,500,000	(442,548)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	06/19/09	GBP 76,000,000	(289,216)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	6.000%	06/19/09	197,300,000	(742,988)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/09	$156,500,000	(202,376)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 10,200,000	(416,462)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	185,622
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	282,561
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	282,400,000	8,659,879
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	83,900,000	1,736,173
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	15,600,000	(382,375)
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12	3,400,000	(15,805)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	EUR 16,500,000	($115,133)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	3,200,000	(30,350)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	3,800,000	(37,927)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	3,400,000	(29,570)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12	2,500,000	(26,053)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	4,900,000	(57,529)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	5,000,000	(58,245)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12	3,700,000	(39,393)
Goldman Sachs	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 100,000	13
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/12	$2,100,000	3,011
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12	20,500,000	26,212
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12	31,800,000	117,565
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	JPY 1,400,000,000	174,518
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14	$11,800,000	306,509
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 32,000,000	2,440,978
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	281,100,000	13,522,747
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/19/14	$618,000,000	(3,890,193)
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 500,000	(65,147)
Merrill Lynch	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	7,800,000	(1,269,825)
UBS	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	500,000	(82,038)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 267,400,000	394,214
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	109,400,000	95,195
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/16	63,900,000	300,423
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	100,000,000	(16,962)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	198,000,000	(189,435)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	177,900,000	23,210
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,200,000	1,918,320
Merrill Lynch	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD 177,400,000	(106,505)
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/17	$33,800,000	(218,122)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/19/17	19,000,000	(121,568)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/19/17	37,100,000	(295,996)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17	42,000,000	(326,689)
UBS	3-Month USD-LIBOR	Pay	5.000%	12/20/26	900,000	(757)
Goldman Sachs	6-Month EUR-LIBOR	Receive	6.000%	06/18/34	EUR 58,400,000	(572,911)
Lehman Brothers	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	800,000	(54,873)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 30,200,000	3,173,101
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	47,400,000	2,355,153
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	55,700,000	5,383,321
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(4,859,873)
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 8,300,000	1,410,646
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/21/36	EUR 3,920,000	715,591
Royal Bank of Scotland	6-Month GBP-LIBOR	Receive	5.500%	12/15/36	GBP 13,100,000	650,710
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/37	$362,600,000	4,231,306
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/37	52,800,000	662,606
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/37	76,000,000	—
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/37	39,400,000	652,044
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37	148,900,000	1,377,228

						$29,011,810

Interest Rate Cap Swap

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Goldman Sachs	Difference in Constant Maturity
	Swap 10-Year vs. 2-Year	Receive	0.288%	12/07/07	$39,300,000	$84,413

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount		Value
CORPORATE BONDS & NOTES - 9.87%

Autos & Transportation - 0.07%

DaimlerChrysler NA Holding Corp
5.840% due 09/10/07 §		$2,900,000	$2,902,433

Consumer Discretionary - 0.60%

CSC Holdings Inc
7.875% due 12/15/07		1,800,000	1,815,750
EchoStar DBS Corp
7.000% due 10/01/13		9,000,000	8,910,000
Mandalay Resort Group
6.500% due 07/31/09		4,000,000	4,020,000
10.250% due 08/01/07		400,000	401,500
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07		500,000	504,056
Wal-Mart Stores Inc
5.260% due 06/16/08 §		9,400,000	9,398,750

			25,050,056

Consumer Staples - 0.20%

Reynolds American Inc
6.060% due 06/15/11 §		8,200,000	8,210,250

Energy - 0.03%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~		1,000,000	1,035,000

Financial Services - 7.72%

American Express Bank FSB
5.340% due 06/12/09 §		15,500,000	15,506,572
American Honda Finance Corp
5.346% due 08/05/08 ~ §		2,700,000	2,700,918
American International Group Inc
5.360% due 06/23/08 ~ §		600,000	600,253
Asian Development Bank (Philippines)
5.820% due 06/16/28		2,050,000	2,095,448
Bank of America Corp
5.366% due 11/06/09 §		2,500,000	2,500,132
Bank of America NA
5.360% due 12/18/08 §		15,100,000	15,108,728
5.360% due 06/12/09 §		16,500,000	16,506,996
Charter One Bank NA
5.405% due 04/24/09 §		22,000,000	22,030,008
CIT Group Holdings Inc
5.505% due 01/30/09 §		3,800,000	3,795,269
CIT Group Inc
5.510% due 08/15/08 §		2,000,000	2,000,368
Citigroup Funding Inc
5.320% due 04/23/09 §		18,100,000	18,108,435
Citigroup Inc
5.400% due 12/26/08 §		3,500,000	3,502,958
5.405% due 05/02/08 §		2,700,000	2,702,641
Commonwealth Bank of Australia (Australia)
5.360% due 06/08/09 ~ §		1,200,000	1,201,073
DnB NOR Bank ASA (Norway)
5.425% due 10/13/09 ~ §		3,300,000	3,301,812
Export-Import Bank of Korea (South Korea)
5.450% due 06/01/09 §		4,800,000	4,802,472
5.570% due 10/04/11 ~ §		4,400,000	4,404,915
Ford Motor Credit Co
5.800% due 01/12/09		3,500,000	3,427,200
7.250% due 10/25/11		7,300,000	7,032,105
7.800% due 06/01/12		500,000	488,250
Foundation Re Ltd (Cayman)
7.310% due 01/06/09 ~ §		2,500,000	2,456,649
Foundation Re II Ltd (Cayman)
12.110% due 11/26/10 ~ §		2,600,000	2,610,790
General Electric Capital Corp
5.355% due 10/24/08 §		2,400,000	2,401,728
5.385% due 10/26/09 §		2,900,000	2,902,149
5.400% due 03/04/08 §		8,800,000	8,808,078
5.400% due 12/12/08 §		2,300,000	2,302,907
5.455% due 10/21/10 §		5,800,000	5,811,333
5.460% due 06/15/09 §		3,000,000	3,008,094
General Motors Acceptance Corp
6.510% due 09/23/08 §		2,800,000	2,800,840
6.875% due 08/28/12		10,600,000	10,370,648
HSBC Finance Corp
5.360% due 05/21/08 §		3,700,000	3,702,557
5.415% due 10/21/09 §		5,700,000	5,703,585
5.440% due 03/12/10 §		4,200,000	4,199,496
JPMorgan Chase & Co
5.370% due 06/26/09 §		2,000,000	2,002,452
Lehman Brothers Holdings Inc
5.370% due 11/24/08 §		900,000	900,388
5.410% due 12/23/08 §		3,600,000	3,603,838
Merrill Lynch & Co Inc
5.395% due 10/23/08 §		7,100,000	7,110,451
Metropolitan Life Global Funding I
5.400% due 05/17/10 ~ §		12,600,000	12,608,719
Morgan Stanley
5.406% due 05/07/09 §		10,600,000	10,606,084
5.595% due 01/22/09 §		800,000	800,575
National Australia Bank Ltd (Australia)
5.349% due 10/01/08 ~ §		2,000,000	2,001,236
Phoenix Quake Wind Ltd (Cayman)
7.800% due 07/03/08 ~ §		17,000,000	17,061,030
Pylon Ltd (Cayman)
5.648% due 12/29/08 ~ §	EUR	300,000	409,994
Rabobank Nederland (Netherlands)
5.376% due 01/15/09 ~ §		$2,200,000	2,201,503
Residential Reinsurance 2005 Ltd (Cayman)
10.810% due 06/06/08 ~ §		4,800,000	4,644,000
Santander U.S. Debt SA Unipersonal (Spain)
5.370% due 09/21/07 ~ §		1,200,000	1,200,205
5.420% due 09/19/08 ~ §		1,300,000	1,301,331
Shackleton Re Ltd
13.355% due 02/07/08 ~ §		3,000,000	3,044,400
SLM Corp
5.435% due 01/25/08 §		500,000	497,700
Spinnaker Capital Ltd (Cayman)
16.860% due 06/15/08 ~ §		5,900,000	5,896,755
The Goldman Sachs Group Inc
5.660% due 06/28/10 §		13,500,000	13,586,818
The Royal Bank of Scotland Group PLC (United Kingdom)
5.405% due 07/21/08 ~ §		1,100,000	1,101,005
9.118% due 03/31/49		2,500,000	2,719,548
Travelers Property Casualty Corp
3.750% due 03/15/08		1,500,000	1,479,661
Vita Capital II Ltd (Cayman)
6.249% due 01/01/10 ~ §		1,000,000	998,950
Vita Capital III Ltd (Cayman)
6.469% due 01/01/12 ~ §		2,400,000	2,403,840
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.955% due 08/01/08 ~ §		5,000,000	5,011,250
Wachovia Bank NA
5.320% due 10/03/08 §		14,500,000	14,505,756
5.430% due 12/02/10 §		6,300,000	6,304,190
Westpac Banking Corp
5.280% due 06/06/08 §		5,400,000	5,400,837

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
World Savings Bank FSB
5.396% due 05/08/09 §	$1,000,000	$1,000,532
5.410% due 06/20/08 §	1,100,000	1,100,974
5.485% due 03/02/09 §	700,000	702,118

		321,101,547

Health Care - 0.24%

CVS Caremark Corp
5.660% due 06/01/10 §	10,100,000	10,110,100

Integrated Oils - 0.24%

Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,183,690
8.625% due 02/01/22	1,300,000	1,605,293
9.500% due 09/15/27	1,000,000	1,345,500
Transcontinental Gas Pipe Line Corp
6.250% due 01/15/08	5,000,000	5,031,250

		10,165,733

Materials & Processing - 0.04%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/18/99 ~ §	1,600,000	1,561,936

Utilities - 0.73%

America Movil SAB de CV (Mexico)
5.460% due 06/27/08 ~ §	17,500,000	17,502,800
CMS Energy Corp
9.875% due 10/15/07	2,000,000	2,028,590
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	510,216
NiSource Finance Corp
5.930% due 11/23/09 §	2,200,000	2,204,640
Ohio Power Co
5.530% due 04/05/10 §	2,000,000	2,002,680
Qwest Corp
5.625% due 11/15/08	3,000,000	3,003,750
TXU Energy Co LLC
5.860% due 09/16/08 ~ §	3,000,000	3,002,025

		30,254,701

Total Corporate Bonds & Notes (Cost $408,839,211)		410,391,756

CONVERTIBLE CORPORATE BONDS - 0.40%

Energy - 0.40%

Chesapeake Energy Corp
2.500% due 05/15/37	16,300,000	16,687,125

Total Convertible Corporate Bonds (Cost $16,549,023)		16,687,125

SENIOR LOAN NOTES - 0.31%

Financial Services - 0.11%

Shackleton Re Ltd Term B (Event Linked)
13.375% due 08/01/08 §	1,500,000	1,511,250
Shackleton Re Ltd Term C (Event Linked)
12.875% due 08/01/08 §	3,000,000	3,015,000

		4,526,250

Integrated Oils - 0.13%

OAO Rosneft Oil Co (Bridge Term) (Russia)
due 09/16/07 § ∞	5,200,000	5,207,300

Materials & Processing - 0.07%

Georgia-Pacific Corp Term B
7.110% due 12/20/12 §	2,955,000	2,965,103

Total Senior Loan Notes (Cost $12,632,948)		12,698,653

MORTGAGE-BACKED SECURITIES - 25.35%

Collateralized Mortgage Obligations - 13.27%

American Home Mortgage Investment Trust
5.470% due 09/25/35 " §	333,470	333,691
Arkle Master Issuer PLC (United Kingdom)
5.300% due 11/19/07 ~ " §	3,900,000	3,898,810
Banc of America Funding Corp
4.614% due 02/20/36 " §	8,623,285	8,487,933
Banc of America Mortgage Securities Inc
6.500% due 02/25/34 "	1,352,951	1,354,008
Bear Stearns Asset-Backed Securities Inc
5.410% due 04/25/36 " §	766,684	767,190
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 "	1,700,000	1,709,810
CC Mortgage Funding Corp
5.450% due 05/25/48 ~ " §	400,000	400,376
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 " §	10,973,502	10,780,065
4.900% due 12/25/35 " §	510,414	509,496
Commercial Mortgage Pass-Through Certificates
6.455% due 05/17/32 "	1,781,168	1,793,642
Countrywide Alternative Loan Trust
5.390% due 07/25/46 " §	912,727	913,261
5.400% due 09/20/46 " §	1,848,491	1,849,108
5.500% due 02/20/47 " §	3,867,003	3,862,048
5.600% due 12/25/35 " §	262,063	262,471
6.029% due 02/25/36 " §	1,204,147	1,211,889
Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/33 " §	714,234	687,426
5.590% due 05/25/34 " §	240,760	240,940
5.660% due 06/25/35 ~ " §	1,999,833	1,996,498
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 "	2,645,434	2,623,375
Deutsche ALT-A Securities Inc Alternate Loan Trust
5.400% due 03/25/37 " §	2,832,785	2,835,027
5.410% due 08/25/37 " §	3,900,000	3,900,000
5.420% due 10/25/36 " §	2,873,353	2,875,740
Fannie Mae
4.673% due 05/25/35 " §	7,900,000	7,798,588
5.000% due 07/25/19 "	2,329,063	2,310,827
5.380% due 12/25/36 " §	1,634,010	1,629,628
5.470% due 08/25/34 " §	1,882,432	1,883,710
Fannie Mae Whole Loan
5.670% due 05/25/42 " §	794,763	796,735
5.950% due 02/25/44 "	2,738,617	2,732,493
First Horizon Alternative Mortgage Securities
4.732% due 06/25/34 " §	2,472,329	2,441,909
Freddie Mac
4.000% due 03/15/23 - 10/15/23 " ±	2,633,932	2,600,446

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
4.500% due 02/15/17 - 05/15/17 " ±	$5,584,152	$5,465,950
5.000% due 02/15/20 "	15,589,627	15,360,760
5.470% due 07/15/19 - 10/15/20 " § ±	81,600,000	81,526,687
5.500% due 05/15/16 - 03/15/17 " ±	32,191,851	32,182,798
5.550% due 07/15/37 "	82,200,000	82,193,609
5.670% due 12/15/30 " §	1,259,819	1,263,464
Freddie Mac Structured Pass-Through Securities
6.227% due 10/25/44 - 02/25/45 " § ±	44,234,388	44,519,831
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	11,668,577	11,410,192
Greenpoint Mortgage Funding Trust
5.400% due 10/25/46 " §	1,910,903	1,912,567
5.540% due 06/25/45 " §	3,516,899	3,519,910
5.590% due 11/25/45 " §	1,692,899	1,696,202
GS Mortgage Securities Corp II
5.410% due 03/06/20 ~ " §	17,300,000	17,318,951
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ "	1,168,255	1,191,670
GSR Mortgage Loan Trust
4.538% due 09/25/35 " §	5,879,473	5,795,327
Harborview Mortgage Loan Trust
5.410% due 12/19/36 " §	1,155,768	1,157,360
5.450% due 03/19/37 " §	2,835,233	2,832,729
5.540% due 05/19/35 " §	784,234	785,411
5.560% due 03/19/37 " §	8,920,956	8,939,899
Impac CMB Trust
6.120% due 07/25/33 " §	864,927	865,901
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/37 " §	990,046	990,042
Imperial Savings Association
8.429% due 02/25/18 " §	6,647	6,703
IndyMac Index Mortgage Loan Trust
5.410% due 11/25/46 " §	2,718,691	2,720,383
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/34 " §	1,800,000	1,764,629
Mellon Residential Funding Corp
5.670% due 11/15/31 " §	3,027,200	3,032,348
5.760% due 12/15/30 " §	1,788,007	1,795,991
Morgan Stanley Capital I
5.380% due 10/15/20 ~ " §	14,364,747	14,384,079
NationsLink Funding Corp
5.670% due 11/10/30 " §	276,690	277,210
Residential Accredit Loans Inc
5.620% due 08/25/35 " §	1,104,124	1,106,178
Ryland Mortgage Securities Corp
5.798% due 10/01/27 " §	100,312	100,218
Securitized Asset Sales Inc
7.542% due 11/26/23 " §	32,770	32,687
Sequoia Mortgage Trust
5.670% due 10/19/26 " §	1,584,253	1,585,418
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 " §	1,875,100	1,875,874
6.429% due 01/25/35 " §	1,034,701	1,039,267
Structured Asset Mortgage Investments Inc
5.390% due 08/25/36 " §	2,138,906	2,137,930
5.420% due 04/25/37 " §	2,090,498	2,089,962
5.450% due 03/25/37 " §	396,465	396,407
5.510% due 06/25/36 " §	891,537	891,381
Structured Asset Securities Corp
5.329% due 10/25/35 ~ " §	1,915,870	1,913,988
5.370% due 05/25/36 " §	222,714	222,833
5.430% due 04/25/36 " §	14,900,000	14,909,263
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/36 " §	368,985	369,294
5.430% due 01/25/37 " §	3,447,110	3,450,342
Thornburg Mortgage Securities Trust
5.430% due 04/25/36 - 12/25/36 " § ±	2,490,312	2,490,770
5.440% due 08/25/36 " §	6,180,686	6,172,377
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/20 ~ " §	20,400,000	20,406,380
5.410% due 09/15/21 ~ " §	13,377,801	13,385,001
Washington Mutual Inc
5.474% due 02/27/34 " §	1,794,645	1,764,193
5.580% due 11/25/45 " §	1,488,111	1,493,903
5.610% due 08/25/45 - 10/25/45 " § ±	9,944,277	9,967,369
5.799% due 07/25/46 " §	5,228,608	5,252,716
5.860% due 12/25/27 " §	827,356	827,795
6.029% due 02/25/46 " §	1,523,243	1,524,976
6.229% due 11/25/42 " §	349,279	349,605
6.529% due 11/25/46 " §	949,684	952,854
Washington Mutual Pass-Through Certificates
6.027% due 08/25/46 " §	31,096,056	31,142,195
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/34 " §	1,516,708	1,478,165
4.110% due 06/25/35 " §	2,150,095	2,139,595

		551,866,679

Fannie Mae - 12.02%

4.187% due 11/01/34 " §	16,968,043	17,043,420
4.660% due 05/01/35 " §	258,826	255,505
4.674% due 01/01/35 " §	1,757,575	1,732,095
4.795% due 11/01/35 " §	1,311,524	1,308,880
5.500% due 09/01/34 - 08/14/37 " ±	399,089,814	384,918,310
5.549% due 08/01/17 " §	631,300	635,064
5.626% due 03/01/24 - 07/01/26 " § ±	142,702	144,394
5.627% due 03/01/18 " §	421,420	423,845
6.000% due 05/01/35 - 06/01/37 " ±	72,690,254	71,951,865
6.227% due 03/01/44 - 10/01/44 " § ±	20,272,502	20,523,002
6.900% due 09/01/09 "	996,972	1,016,706
7.135% due 01/01/25 " §	80,976	82,134
7.218% due 12/01/22 " §	44,177	44,888

		500,080,108

Freddie Mac - 0.04%

4.548% due 01/01/34 " §	1,809,816	1,789,464

Government National Mortgage Association - 0.02%

5.375% due 05/20/23 - 05/20/26 " § ±	63,982	64,845
5.750% due 09/20/22 - 07/20/25 " § ±	250,532	252,752
6.000% due 06/15/29 "	166,939	166,709
6.125% due 10/20/24 - 12/20/26 " § ±	109,807	111,290
6.375% due 02/20/25 - 01/20/27 " § ±	129,151	130,641

		726,237

Total Mortgage-Backed Securities (Cost $1,057,492,121)		1,054,462,488

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 8.68%

Aames Mortgage Investment Trust
5.380% due 04/25/36 " §	$188,769	$188,902
Accredited Mortgage Loan Trust
5.480% due 09/25/35 " §	720,556	721,086
ACE Securities Corp
5.370% due 07/25/36 " §	1,217,521	1,217,877
5.370% due 12/25/36 " §	977,873	978,481
5.430% due 10/25/35 " §	1,162,754	1,163,549
American Express Credit Account Master Trust
5.320% due 01/18/11 " §	2,300,000	2,298,723
5.430% due 09/15/10 " §	4,000,000	4,005,756
Amortizing Residential Collateral Trust
5.610% due 07/25/32 " §	125,612	125,862
Argent Securities Inc
5.370% due 10/25/36 " §	2,803,702	2,805,584
5.390% due 04/25/36 " §	1,014,070	1,014,618
5.400% due 03/25/36 " §	1,069,417	1,070,175
Asset-Backed Funding Certificates
5.380% due 11/25/36 " §	426,946	426,479
5.380% due 01/25/37 " §	1,356,562	1,357,407
5.670% due 06/25/34 " §	3,282,595	3,291,904
Asset-Backed Securities Corp Home Equity
5.370% due 11/25/36 " §	342,231	342,462
5.400% due 05/25/37 " §	1,937,703	1,939,091
Bank One Issuance Trust
5.430% due 12/15/10 " §	1,700,000	1,702,800
Bear Stearns Asset-Backed Securities Inc
5.370% due 01/25/32 " §	308,008	308,018
5.400% due 12/25/35 " §	365,746	366,000
5.430% due 11/25/36 " §	2,553,354	2,553,354
5.520% due 09/25/34 " §	1,135,554	1,136,749
5.650% due 10/25/32 " §	164,826	165,141
5.650% due 01/25/36 " §	388,536	388,826
Centex Home Equity Co LLC
5.370% due 06/25/36 " §	3,156,948	3,159,003
Chase Credit Card Master Trust
5.430% due 10/15/10 " §	2,134,000	2,137,968
5.430% due 02/15/11 " §	3,200,000	3,206,856
5.440% due 02/15/10 " §	900,000	900,934
5.490% due 09/15/11 " §	19,500,000	19,572,010
Chase Issuance Trust
5.330% due 12/15/10 " §	1,000,000	1,000,858
Citibank Credit Card Issuance Trust
5.456% due 01/15/10 " §	1,200,000	1,201,575
5.526% due 02/07/10 " §	1,100,000	1,101,916
Citigroup Mortgage Loan Trust Inc
5.360% due 12/25/36 " §	2,281,356	2,282,593
5.370% due 11/25/36 " §	995,526	996,199
5.380% due 01/25/37 " §	379,803	380,014
5.390% due 01/25/37 " §	4,612,539	4,612,539
5.400% due 12/25/35 " §	1,542,138	1,543,216
Countrywide Asset-Backed Certificates
5.350% due 04/25/28 " §	3,306,813	3,307,576
5.370% due 03/25/28 " §	4,722,337	4,725,522
5.370% due 05/25/28 " §	6,580,063	6,585,043
5.370% due 01/25/37 " §	2,100,312	2,101,222
5.370% due 05/25/37 " §	842,357	842,450
5.370% due 07/25/37 " §	1,849,671	1,850,821
5.380% due 09/25/46 " §	1,228,566	1,228,974
5.390% due 07/25/36 " §	751,130	751,704
5.390% due 09/25/36 " §	857,467	858,040
5.400% due 10/25/28 " §	1,961,617	1,963,178
5.420% due 04/25/29 " §	7,651,534	7,656,910
5.420% due 05/25/30 " §	11,800,000	11,791,668
5.430% due 09/25/26 " §	2,887,311	2,888,643
5.450% due 07/25/36 " §	608,327	608,726
5.510% due 06/25/36 " §	2,400,000	2,403,506
Credit Based Asset Servicing & Securitization LLC
5.390% due 01/25/37 " §	1,247,396	1,248,172
5.410% due 12/25/37 ~ " §	2,810,037	2,809,599
Equity One Asset-Backed Securities Inc
5.620% due 04/25/34 " §	516,151	517,946
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 09/25/36 " §	2,943,133	2,944,770
5.370% due 11/25/36 " §	5,812,567	5,816,183
5.370% due 12/25/36 " §	642,967	643,297
5.410% due 01/25/36 " §	2,647,823	2,649,966
5.690% due 12/25/34 " §	655,657	656,607
First USA Credit Card Master Trust
5.480% due 04/18/11 " §	11,600,000	11,630,545
Freddie Mac Structured Pass-Through Securities
5.580% due 08/25/31 " §	513,584	516,109
Fremont Home Loan Trust
5.370% due 10/25/36 " §	415,795	415,851
5.490% due 01/25/36 " §	581,604	582,081
GSAA Trust
5.430% due 06/25/35 " §	1,328,969	1,329,301
GSAMP Trust
5.390% due 10/25/36 " §	301,789	301,977
5.430% due 11/25/35 " §	27,130	27,148
5.610% due 03/25/34 " §	911,093	912,504
Harley-Davidson Motorcycle Trust
5.310% due 05/15/08 "	1,719,912	1,721,653
Home Equity Asset Trust
5.380% due 05/25/37 " §	439,858	440,064
5.400% due 05/25/36 ~ " §	1,237,692	1,238,342
5.430% due 02/25/36 " §	474,962	475,325
Honda Auto Receivables Owner Trust
5.326% due 06/23/08 "	5,000,000	5,000,000
5.342% due 11/15/07 "	530,698	530,698
HSI Asset Securitization Corp Trust
5.370% due 10/25/36 " §	556,157	555,860
5.370% due 12/25/36 " §	5,143,007	5,138,188
5.400% due 12/25/35 " §	1,425,398	1,426,498
Hyundai Auto Receivables Trust
5.348% due 11/15/07 "	94,977	95,057
IndyMac Residential Asset-Backed Trust
5.370% due 11/25/36 " §	1,073,474	1,074,190
5.410% due 03/25/36 " §	2,380,175	2,381,831
5.420% due 03/25/36 " §	643,685	644,135
JPMorgan Mortgage Acquisition Corp
5.360% due 08/25/36 " §	485,931	486,254
5.370% due 07/25/36 " §	967,045	967,647
5.370% due 08/25/36 " §	2,552,491	2,554,080
5.390% due 11/25/36 " §	649,294	649,698
5.530% due 06/25/35 " §	90,259	90,374
Lehman XS Trust
5.390% due 05/25/46 " §	1,348,495	1,348,074
5.400% due 04/25/46 " §	2,962,693	2,962,693
5.400% due 07/25/46 " §	2,125,754	2,126,985
5.400% due 11/25/46 " §	3,327,941	3,329,772
Long Beach Mortgage Loan Trust
5.350% due 06/25/36 " §	136,635	136,734
5.360% due 11/25/36 " §	463,210	463,498
5.380% due 04/25/36 " §	247,220	247,398
5.390% due 03/25/36 " §	236,036	236,202
5.400% due 02/25/36 " §	461,211	461,533
5.500% due 08/25/35 " §	600,780	601,327
MASTR Asset-Backed Mortgages Securities Trust
5.370% due 01/25/37 " §	2,609,048	2,610,470
5.380% due 09/25/36 " §	137,949	138,040
MBNA Credit Card Master Note Trust
5.420% due 12/15/11 " §	400,000	401,032
5.440% due 08/16/10 " §	4,800,000	4,807,764
5.446% due 12/15/09 " §	2,700,000	2,701,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
MBNA Master Credit Card Trust
5.501% due 09/15/10 " §	$2,475,000	$2,479,706
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 06/25/37 " §	2,100,000	2,100,328
Merrill Lynch Mortgage Investors Inc
5.350% due 06/25/37 " §	855,167	855,734
5.370% due 05/25/37 " §	1,843,180	1,843,721
5.380% due 10/25/37 " §	1,742,686	1,743,870
5.390% due 08/25/36 " §	8,782,686	8,782,686
5.390% due 07/25/37 " §	1,878,140	1,879,196
5.400% due 01/25/37 " §	593,208	593,598
Morgan Stanley Asset-Backed Securities Capital I
5.350% due 06/25/36 " §	156,183	156,235
5.360% due 06/25/36 " §	256,700	256,860
5.360% due 07/25/36 " §	7,200,716	7,204,756
5.360% due 10/25/36 " §	1,767,941	1,766,560
5.360% due 01/25/37 " §	3,200,901	3,200,402
5.370% due 09/25/36 " §	1,618,848	1,619,204
5.370% due 10/25/36 " §	1,118,899	1,119,065
5.370% due 11/25/36 " §	418,686	418,724
5.400% due 12/25/35 " §	48,547	48,576
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/36 " §	362,284	362,365
Nationstar Home Equity Loan Trust
5.380% due 06/25/37 " §	700,000	700,437
5.440% due 04/25/37 " §	3,822,982	3,825,650
Nelnet Student Loan Trust
5.325% due 10/27/14 " §	296,469	296,636
5.445% due 07/25/16 " §	1,047,682	1,049,464
5.445% due 10/25/16 " §	951,419	952,096
New Century Home Equity Loan Trust
5.500% due 05/25/36 " §	2,100,000	2,101,731
Newcastle Mortgage Securities Trust
5.390% due 03/25/36 " §	682,251	682,494
Nissan Auto Lease Trust
5.347% due 12/14/07 "	30,084	30,084
Nomura Asset Acceptance Corp
5.460% due 01/25/36 ~ " §	789,439	789,993
Nomura Home Equity Loan Inc
5.400% due 02/25/36 " §	215,454	215,553
Option One Mortgage Loan Trust
5.360% due 02/25/37 " §	283,994	284,171
5.370% due 07/25/36 " §	210,581	210,720
5.420% due 11/25/35 " §	387,770	388,038
Park Place Securities Inc
5.580% due 09/25/35 " §	180,580	180,979
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/47 " §	4,152,796	4,152,977
Renaissance Home Equity Loan Trust
5.700% due 12/25/32 " §	270,749	271,009
Residental Asset Securities Corp
5.380% due 01/25/37 " §	2,161,849	2,161,174
Residential Asset Mortgage Products Inc
5.390% due 11/25/36 " §	696,185	696,619
5.390% due 02/25/37 " §	2,037,476	2,035,885
5.400% due 01/25/36 " §	155,757	155,852
Residential Asset Securities Corp
5.360% due 06/25/36 " §	2,413,445	2,415,121
5.390% due 03/25/36 " §	602,954	603,356
5.390% due 04/25/36 " §	185,062	185,211
5.390% due 11/25/36 " §	5,358,167	5,361,998
Residential Funding Mortgage Securities II Inc
5.460% due 09/25/35 " §	796,877	797,428
Saxon Asset Securities Trust
5.590% due 01/25/32 " §	288,032	288,303
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/37 " §	2,616,010	2,617,440
5.370% due 09/25/36 " §	616,729	617,076
5.390% due 10/25/35 " §	283,955	284,159
5.440% due 05/25/37 "	7,900,000	7,900,000
SLC Student Loan Trust
5.313% due 02/15/15 " §	11,500,000	11,498,206
SLM Student Loan Trust
3.800% due 12/15/38 ~ "	3,200,000	3,101,520
5.325% due 04/25/12 " §	423,249	423,709
5.325% due 10/25/12 " §	1,334,194	1,334,194
5.335% due 04/25/12 " §	778,954	779,439
5.335% due 04/25/14 " §	4,013,867	4,016,749
5.345% due 10/25/18 " §	4,677,164	4,676,434
5.355% due 04/25/17 " §	12,000,000	12,000,000
Small Business Administration Participation Certificates
4.880% due 11/01/24 "	12,785,026	12,231,232
Soundview Home Equity Loan Trust
5.350% due 07/25/36 " §	1,471,218	1,471,976
5.360% due 11/25/36 " §	1,379,938	1,380,482
5.370% due 10/25/36 " §	2,316,134	2,317,683
5.380% due 11/25/36 ~ " §	1,308,563	1,308,563
5.390% due 03/25/36 " §	122,598	122,678
5.400% due 06/25/37 " §	3,310,574	3,312,933
5.420% due 10/25/36 " §	689,235	689,710
5.550% due 06/25/35 " §	179,761	179,899
Specialty Underwriting & Residential Finance
5.350% due 06/25/37 " §	227,807	227,841
5.365% due 11/25/37 " §	278,598	278,511
5.380% due 01/25/38 " §	461,063	461,317
Structured Asset Investment Loan Trust
5.370% due 07/25/36 " §	282,437	282,287
Structured Asset Securities Corp
4.900% due 04/25/35 " §	3,796,199	3,784,570
5.370% due 10/25/36 " §	3,030,319	3,031,586
5.400% due 11/25/35 " §	566,658	567,088
5.450% due 12/25/35 ~ " §	1,805,748	1,807,017
Triad Auto Receivables Owner Trust
5.303% due 06/12/08 "	2,157,991	2,160,365
Truman Capital Mortgage Loan Trust
5.660% due 01/25/34 ~ " §	146,336	146,862
USAA Auto Owner Trust
5.030% due 11/17/08 "	208,551	208,703
Wachovia Auto Loan Owner Trust
5.337% due 06/20/08 "	3,800,000	3,800,593
Wachovia Auto Owner Trust
5.340% due 07/18/08 "	2,500,000	2,500,391

Total Asset-Backed Securities (Cost $361,523,092)		361,059,541

U.S. GOVERNMENT AGENCY ISSUES - 1.37%

Freddie Mac
5.300% due 01/09/12	50,000,000	49,667,250
Small Business Administration
4.504% due 02/10/14 "	7,426,567	7,095,902

Total U.S. Government Agency Issues (Cost $57,415,119)		56,763,152

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 94.86%

U.S. Treasury Bonds - 0.23%

6.000% due 02/15/26	$4,500,000	$4,913,442
6.625% due 02/15/27	4,100,000	4,804,048

		9,717,490

U.S. Treasury Inflation Protected Securities - 94.03%

0.875% due 04/15/10 ^	338,387,679	320,800,792
1.625% due 01/15/15 ^	246,271,128	228,494,471
1.875% due 07/15/13 ^	174,270,149	166,812,776
1.875% due 07/15/15 ^	177,261,440	167,145,109
2.000% due 04/15/12 ^	150,260,076	145,550,942
2.000% due 01/15/14 ^	226,843,380	217,539,838
2.000% due 07/15/14 ^	207,157,200	198,464,293
2.000% due 01/15/16 ^	106,741,980	101,179,184
2.000% due 01/15/26 ^	248,332,077	224,668,170
2.375% due 01/15/17 ^	165,976,442	161,751,331
2.375% due 01/15/25 ^	406,160,340	390,028,530
2.375% due 01/15/27 ^	101,965,050	97,751,816
2.500% due 07/15/16 ^	155,199,141	153,179,143
3.000% due 07/15/12 ^	354,877,440	360,771,364
3.375% due 04/15/32 ^	14,744,142	16,931,705
3.500% due 01/15/11 ^	68,964,648	70,734,453
3.625% due 01/15/08 ^	5,398,722	5,383,601
3.625% due 04/15/28 ^	196,545,280	227,161,630
3.875% due 01/15/09 ^	255,907,104	259,113,492
3.875% due 04/15/29 ^	257,429,975	310,035,160
4.250% due 01/15/10 ^	84,810,534	87,692,796

		3,911,190,596

U.S. Treasury Notes - 0.60%

4.500% due 02/28/11	6,700,000	6,611,017
4.875% due 04/30/11	18,400,000	18,378,454

		24,989,471

Total U.S. Treasury Obligations (Cost $3,929,099,217)		3,945,897,557

FOREIGN GOVERNMENT BONDS & NOTES - 0.60%

Canadian Government Bond (Canada)
3.000% due 12/01/36	CAD 1,841,814	2,075,661
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,796,925	3,891,540
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,384,557
United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09 ^	GBP 3,400,000	17,546,889

Total Foreign Government Bonds & Notes (Cost $22,245,435)		24,898,647

MUNICIPAL BONDS - 0.11%

California County Tobacco Securitization Agency
5.625% due 06/01/23	$555,000	558,358
City of Chicago IL ‘A’
4.750% due 01/01/30 ♦	900,000	904,365
4.750% due 01/01/36 ♦	600,000	600,828
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	735,875
New York City Municipal Water Finance Authority ‘D’
4.750% due 06/15/38 ♦	1,000,000	995,198
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	670,726

Total Municipal Bonds (Cost $4,312,901)		4,465,350

PURCHASED OPTIONS - 0.12%

(See Note (h) to Notes to Schedule of Investments) (Cost $5,693,917)		5,165,044

SHORT-TERM INVESTMENTS - 62.92%

Certificates of Deposit - 7.07%

Abbey National Treasury Services PLC (United Kingdom)
5.270% due 07/02/08 §	30,000,000	30,012,840
BNP Paribas (France)
5.260% due 07/03/08 §	9,300,000	9,300,400
5.263% due 05/28/08 §	12,100,000	12,104,271
5.270% due 09/23/08 §	17,800,000	17,794,820
Calyon New York
5.336% due 01/16/09 §	10,600,000	10,605,682
Dexia Credit Local SA NY
5.270% due 09/29/08 §	3,400,000	3,401,003
Fortis Bank NY
5.265% due 04/28/08 §	7,500,000	7,503,982
5.265% due 06/30/08 §	2,300,000	2,300,874
5.310% due 09/30/08 §	3,400,000	3,400,364
Nordea Bank Finland PLC NY
5.263% due 03/31/08 §	1,000,000	1,000,191
5.283% due 12/01/08 §	20,600,000	20,603,378
5.298% due 05/28/08 §	12,500,000	12,507,188
5.308% due 04/09/09 §	17,900,000	17,909,738
Royal Bank of Canada NY
5.265% due 06/30/08 §	26,500,000	26,522,870
Skandinaviska Enskilda Banken NY
5.270% due 10/03/07 §	1,800,000	1,800,149
5.273% due 07/06/07 §	2,700,000	2,700,011
5.300% due 02/04/08 §	2,100,000	2,101,958
5.350% due 02/13/09 §	900,000	900,699
Societe Generale NY
5.270% due 03/26/08 §	17,800,000	17,800,641
The Royal Bank of Scotland NY
5.260% due 07/03/08 §	21,200,000	21,200,912
5.265% due 03/26/08 §	17,800,000	17,798,736
UniCredito Italiano NY
5.295% due 07/23/07 §	40,000,000	40,000,000
5.346% due 05/06/08 §	3,800,000	3,800,954
5.360% due 05/29/08 §	11,000,000	11,005,555

		294,077,216

Commercial Paper - 51.67%

ABN AMRO North America Finance Inc
5.225% due 08/06/07	2,800,000	2,785,370
ANZ National Ltd (Australia)
5.235% due 08/20/07	22,500,000	22,336,406
ASB Bank Ltd
5.240% due 09/04/07	25,000,000	24,755,750
Australia & New Zealand Banking Group (Australia)
5.245% due 09/19/07	71,200,000	70,349,872

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Bank of America Corp
5.195% due 07/23/07	$1,100,000	$1,096,508
5.200% due 07/18/07	800,000	798,036
5.200% due 07/24/07	46,800,000	46,644,520
5.215% due 09/25/07	14,900,000	14,709,131
5.240% due 08/28/07	1,000,000	991,250
5.245% due 09/21/07	24,900,000	24,595,473
5.245% due 09/25/07	800,000	789,752
5.250% due 10/02/07	1,000,000	986,180
5.280% due 07/18/07	38,630,000	38,533,683
Bank of Ireland (Ireland)
5.165% due 11/08/07	100,800,000	98,871,696
5.225% due 08/03/07	19,000,000	18,908,998
5.230% due 07/10/07	4,100,000	4,094,639
Barclays U.S. Funding Corp
5.235% due 08/08/07	30,500,000	30,331,462
5.240% due 08/29/07	93,900,000	93,064,290
5.245% due 09/07/07	800,000	791,840
Caisse National du Credit Agricole (France)
5.230% due 08/10/07	113,200,000	112,542,182
5.280% due 07/23/07	4,274,000	4,260,209
CBA Finance DE
5.250% due 08/21/07	23,300,000	23,126,706
5.260% due 08/17/07	800,000	794,506
Danske Corp
5.205% due 08/20/07	500,000	496,385
5.205% due 09/11/07	14,600,000	14,442,612
5.210% due 08/20/07	7,200,000	7,147,900
5.235% due 09/05/07	400,000	396,036
5.280% due 07/11/07	68,300,000	68,199,827
Den Norske Bank ASA
5.300% due 07/06/07	30,000,000	29,977,917
Dexia LLC DE
5.225% due 08/08/07	106,200,000	105,614,278
5.230% due 07/09/07	1,800,000	1,797,908
5.240% due 07/30/07	35,000,000	34,852,261
DnB NORBank ASA (Norway)
5.225% due 07/02/07	82,900,000	82,887,968
General Electric Capital Corp
5.170% due 11/06/07	14,500,000	14,226,820
5.200% due 07/30/07	14,300,000	14,240,099
HBOS Treasury Services PLC (United Kingdom)
5.225% due 07/03/07	700,000	699,797
5.230% due 08/02/07	3,500,000	3,483,729
5.245% due 09/17/07	13,100,000	12,947,385
5.245% due 09/21/07	15,900,000	15,705,543
5.250% due 09/27/07	40,000,000	39,476,000
5.255% due 09/28/07	25,000,000	24,669,000
Intesa Funding LLC (Italy)
5.320% due 07/06/07	82,900,000	82,838,746
National Australia Funding DE Inc
5.270% due 07/13/07	9,000,000	8,984,190
NATIXIS
5.230% due 08/29/07	36,700,000	36,373,370
5.240% due 08/06/07	76,200,000	75,800,712
5.250% due 08/06/07	500,000	497,375
5.260% due 07/27/07	900,000	896,581
Rabobank USA Finance Corp
5.260% due 07/19/07	40,000,000	39,894,800
Royal Bank of Canada (Canada)
5.225% due 09/04/07	98,400,000	97,438,632
San Paolo U.S. Financial
5.230% due 08/02/07	16,600,000	16,522,829
Santander Central Hispano SA
5.245% due 09/21/07	15,000,000	14,816,550
5.250% due 09/26/07	79,000,000	77,976,160
Skandinaviska Enskilda Banken AB (Sweden)
5.200% due 08/20/07	1,400,000	1,389,889
Societe Generale North America Inc
5.190% due 08/22/07	38,300,000	38,012,878
5.210% due 09/10/07	600,000	593,616
5.225% due 08/07/07	13,300,000	13,228,577
5.240% due 09/17/07	2,600,000	2,569,710
5.245% due 09/19/07	60,700,000	59,975,242
5.245% due 09/20/07	15,000,000	14,818,650
5.280% due 08/06/07	400,000	397,888
Svenska Handelsbanken AB (Sweden)
5.225% due 08/01/07	44,900,000	44,697,981
Swedbank AB (Sweden)
5.200% due 08/13/07	1,000,000	993,789
5.235% due 10/19/07	80,000,000	78,699,200
5.240% due 08/03/07	4,400,000	4,378,865
UBS Finance LLC DE
5.185% due 07/06/07	2,400,000	2,398,272
5.200% due 08/02/07	1,400,000	1,393,529
5.200% due 10/23/07	1,300,000	1,278,108
5.215% due 09/17/07	1,900,000	1,877,865
5.230% due 07/19/07	500,000	498,692
5.230% due 07/24/07	1,700,000	1,694,320
5.230% due 08/08/07	79,000,000	78,563,876
5.230% due 10/15/07	34,700,000	34,155,557
5.235% due 09/04/07	900,000	891,207
5.260% due 07/16/07	4,100,000	4,091,014
5.260% due 09/04/07	1,270,000	1,257,592
5.300% due 07/19/07	1,392,000	1,388,721
UniCredito Italiano Bank PLC (Ireland)
5.185% due 11/27/07	2,100,000	2,054,136
5.200% due 10/26/07	68,300,000	67,120,459
Westpac Banking Corp (Australia)
5.170% due 10/15/07	1,200,000	1,181,172
5.195% due 08/02/07	78,000,000	77,639,813
5.210% due 09/10/07	50,000,000	49,468,000
5.230% due 08/01/07	1,600,000	1,592,794
Westpac Trust Securities Ltd (United Kingdom)
5.230% due 07/27/07	1,500,000	1,494,334

		2,149,255,615

U.S. Government Agency Issue - 1.41%

Federal Home Loan Bank
4.800% due 07/02/07	58,700,000	58,692,173

U.S. Treasury Bills - 2.59%

4.392% due 09/13/07	535,000	530,082
4.405% due 09/13/07	220,000	217,978
4.440% due 09/13/07 ‡	40,000	39,632
4.470% due 09/13/07 Ω	10,110,000	10,017,069
4.490% due 09/13/07	100,000	99,081
4.505% due 09/13/07	3,500,000	3,467,828
4.510% due 09/13/07	24,000,000	23,779,392
4.515% due 09/13/07 ‡	2,750,000	2,724,722
4.520% due 09/13/07	500,000	495,404
4.575% due 08/30/07	2,800,000	2,779,134
4.580% due 08/30/07	2,300,000	2,282,860
4.583% due 09/13/07 □	1,000,000	990,808
4.595% due 09/13/07	500,000	495,404
4.596% due 08/30/07	31,380,000	31,146,156
4.601% due 08/30/07 □	1,000,000	992,548
4.605% due 09/13/07 □	3,800,000	3,765,071
4.615% due 09/13/07 □	1,000,000	990,808
4.621% due 08/30/07	500,000	496,274
4.641% due 08/30/07	7,830,000	7,771,651
4.645% due 09/13/07 ‡	1,900,000	1,882,535
4.650% due 08/30/07 □	500,000	496,274
4.652% due 08/30/07 □	1,000,000	992,548
4.653% due 09/13/07 ‡	1,635,000	1,619,971
4.656% due 09/13/07 ‡	2,500,000	2,477,020

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
4.668% due 08/30/07 ‡	$105,000	$104,218
4.726% due 08/30/07	6,250,000	6,203,425
4.750% due 08/30/07 ‡	590,000	585,603
4.755% due 08/30/07 ‡	205,000	203,472

		107,646,968

Repurchase Agreement - 0.18%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $7,695,789; collateralized by U.S. Treasury Notes: 3.375% due 02/15/08 and market value $7,849,800)	7,693,000	7,693,000

Total Short-Term Investments (Cost $2,617,511,947)		2,617,364,972

TOTAL INVESTMENTS - 204.59% (Cost $8,493,314,931)		8,509,854,285

OTHER ASSETS & LIABILITIES, NET - (104.59%)		(4,350,374,939)

NET ASSETS - 100.00%		$4,159,479,346

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	94.86%
Short-Term Investments	62.92%
Mortgage-Backed Securities	25.35%
Corporate Bonds & Notes	9.87%
Asset-Backed Securities	8.68%
U.S. Government Agency Issues	1.37%
Foreign Government Bonds & Notes	0.60%
Convertible Corporate Bonds	0.40%
Senior Loan Notes	0.31%
Purchased Options	0.12%
Municipal Bonds	0.11%

204.59%
Other Assets & Liabilities, Net	(104.59%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	66.24%
AA	1.75%
A1	19.32%
A	0.80%
BBB	0.90%
BB	0.66%
B	0.27%
Not Rated	10.06%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with an approximate aggregate market value of $9,174,808 were pledged as collateral for securities purchased on delayed-delivery basis as of June 30, 2007.

(e)	Investments sold short outstanding as of June 30, 2007:

	Principal
Description	Amount	Value

U.S. Treasury Inflation Protected Securities
2.375% due 04/15/11 ^	$20,795,500	$20,532,307
U.S. Treasury Notes
3.625% due 05/15/13	2,200,000	2,057,517
4.250% due 11/15/13	52,600,000	50,656,272
4.500% due 02/15/16	11,200,000	10,798,379
4.625% due 11/15/16	29,000,000	28,114,166
4.875% due 08/15/16	25,000,000	24,701,175

Total Investments sold short (Proceeds $136,054,666)		$136,859,816

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	5,071,672	10/07	$16,189
Buy	BRL	13,846,528	10/07	(70,773)
Sell	CAD	3,156,000	08/07	(23,905)
Buy	CHF	1,269,000	09/07	(3,304)
Sell	CHF	5,373,000	09/07	186
Buy	CNY	288,139,473	01/08	169,704
Buy	CNY	143,900,302	03/08	(122,151)
Buy	CNY	237,059,211	03/09	(71,868)
Sell	EUR	10,687,000	07/07	(134,486)
Sell	GBP	14,746,000	08/07	(130,734)
Sell	JPY	658,344,000	07/07	79,028
Buy	KRW	620,587,500	07/07	2,594
Buy	KRW	8,402,294,950	09/07	37,370
Buy	MXN	48,321,329	09/07	3,532
Buy	MXN	36,701,093	09/07	(16,763)
Buy	MXN	21,245,778	03/08	20,432
Buy	PLN	28,465,286	09/07	200,427
Buy	RUB	7,051,000	12/07	5,843
Buy	RUB	252,060,125	01/08	79,690
Buy	SGD	13,950,521	07/07	19,669
Sell	SGD	8,433,825	07/07	(30,603)
Buy	SGD	1,027,110	08/07	3,368
Buy	SGD	13,890,334	10/07	50,354

				$83,799

(g)	Securities with an approximate aggregate market value of $9,146,650 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (09/08)	293	EUR 293,000,000	($89,971)
3-Month Euribor (12/08)	293	293,000,000	(89,837)
3-Month Euribor (03/09)	293	293,000,000	(78,764)
3-Month Euribor (06/09)	293	293,000,000	(67,118)
3-Month Euribor Put Options Strike @ EUR 93.25 (03/09)	550	550,000,000	(9,238)
Eurodollar (12/07)	601	$601,000,000	(532,849)
Eurodollar (03/08)	56	56,000,000	(30,100)
Eurodollar (06/08)	1,381	1,381,000,000	(1,617,606)
Eurodollar (09/08)	182	182,000,000	(86,450)
Eurodollar (12/08)	223	223,000,000	(103,138)
Eurodollar (03/09)	223	223,000,000	(108,713)
Eurodollar (06/09)	297	297,000,000	(144,788)
Japanese Government 10-Year Bonds (09/07)	43	JPY 4,300,000,000	23,130
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	977	GBP 488,500,000	(1,826,808)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	810	405,000,000	(1,657,340)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (03/08)	806	403,000,000	20,110
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.12 (03/08)	981	490,500,000	60,880

Short Futures Outstanding

U.S. Treasury 5-Year Notes (09/07)	705	$70,500,000	(361,828)
U.S. Treasury 10-Year Notes (09/07)	2,045	204,500,000	1,578,122
U.S. Treasury 30-Year Bonds (09/07)	2,170	217,000,000	2,306,081

			($2,816,225)

(h)	Purchased options outstanding as of June 30, 2007 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	$119,000,000	$666,400	$146,965
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	25,900,000	130,795	50,945

						$797,195	$197,910

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

BNP Paribas	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14	$92.00	08/06/07	$200,000,000	$46,875	$—
Goldman Sachs	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25	62.53	08/17/07	47,000,000	11,016	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27	51.00	09/06/07	90,000,000	21,094	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10	84.00	09/06/07	300,000,000	70,312	—
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 09/06/37	90.00	09/06/07	349,500,000	40,957	340,064
Merrill Lynch	Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12	90.00	09/06/07	300,000,000	70,312	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.625% due 01/15/15	77.00	09/20/07	200,000,000	46,875	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 04/15/29	82.00	09/20/07	250,000,000	58,594	—

					$366,035	$340,064

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

J. Aron	Call - U.S. dollar versus Japanese yen	$118.15	06/23/08	61,000,000	$1,605,825	$1,606,252
J. Aron	Put - U.S. dollar versus Japanese yen	118.15	06/23/08	61,000,000	1,605,825	1,640,351
Royal Bank of Scotland	Call - Euro versus U.S. dollar	EUR 1.35	06/26/08	19,200,000	604,212	713,065
Royal Bank of Scotland	Put - Euro versus U.S. dollar	1.35	06/26/08	19,200,000	604,212	486,386

					$4,420,074	$4,446,054

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

Merrill Lynch	Put - CME Eurodollar Futures (12/07)	$91.50	12/17/07	1,315	$12,492	$8,219
Merrill Lynch	Put - CME Eurodollar Futures (12/07)	92.25	12/17/07	150	1,425	938
Merrill Lynch	Call - CME U.S. Treasury 5-Year Note Futures	106.00	08/24/07	150	2,831	7,031
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures	112.00	08/24/07	1,900	35,863	29,688
Citigroup	Call - CBOT U.S. Treasury 30-Year Bond Futures	118.00	08/24/07	2,170	40,959	33,906
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	91.75	03/17/08	1,760	16,720	11,000
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	92.00	03/17/08	34	323	213

					$110,613	$90,995

Currency Straddle Options

			Expiration	Notional
Counterparty	Description	Exercise Price (1)	Date	Amount	Cost	Value

JPMorgan Chase	Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	$—	09/26/07	$26,000,000	$—	$43,472
Royal Bank of Scotland	Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	—	09/26/07	17,800,000	—	46,549

					$—	$90,021

(1) Exercise price and final cost/premium are determined on a future date based upon implied volatility parameters.

(i)	Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	293,200,176	$1,748,693
Call Options Written	63,002,375	1,444,916
Put Options Written	1,260	339,811
Call Options Repurchased	(178,101,068)	(1,446,676)
Put Options Repurchased	(115,101,068)	(982,880)

Outstanding, June 30, 2007	63,001,675	$1,103,864

(j)	Premiums received and value of written options outstanding as of June 30, 2007:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	$52,000,000	$639,600	$177,840
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	11,000,000	124,300	55,407

						$763,900	$233,247

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Options on Exchange-Traded Futures Contracts

		Strike	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Goldman Sachs	Put - CBOT U.S. Treasury 10-Year Note Futures (09/07)	$103.00	08/24/07	280	$51,590	$30,625
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures (09/07)	106.00	08/24/07	70	18,366	42,657
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures (09/07)	107.00	08/24/07	210	41,974	55,781
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures (09/07)	109.00	08/24/07	682	83,033	31,969
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Bond Futures (09/07)	109.00	08/24/07	433	145,001	284,156

					$339,964	$445,188

(k)	Securities with an approximate aggregate market value of $8,178,450 were pledged as collateral for swap contracts as of June 30, 2007.

(l)	Swap agreements outstanding as of June 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.250%	09/20/07	$6,500,000	$68,273
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.280%	11/20/07	4,000,000	1,027
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.240%	02/20/08	5,000,000	(391)
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.110%	06/20/08	8,800,000	(4,581)
Barclays	Vnesheconom Bank 0.000% due 07/12/09	Sell	0.650%	11/20/08	2,600,000	11,261
Barclays	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	6,800,000	1,500
Morgan Stanley	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	2,300,000	507
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.325%	12/20/08	4,500,000	1,902
Barclays	Russian Federation 7.500% due 03/31/30	Sell	0.330%	12/20/08	4,600,000	2,273
Barclays	Republic of Peru 8.750% due 11/21/33	Sell	0.350%	12/20/08	4,600,000	4,177
Lehman Brothers	Republic of Peru 9.125% due 02/21/12	Sell	0.370%	12/20/08	4,500,000	5,371
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14	Sell	0.510%	12/20/08	9,400,000	16,351
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.780%	12/20/08	4,600,000	17,127
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.790%	12/20/08	4,500,000	17,396
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.400%	06/20/11	700,000	36,662
Citigroup	Glitnir banki HF 6.330% due 07/28/11	Buy	(0.290%)	06/20/12	3,500,000	(2,386)
Royal Bank of Scotland	Glitnir banki HF 5.830% due 01/18/12	Buy	(0.290%)	06/20/12	2,500,000	(1,704)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	0.970%	06/20/12	1,000,000	(13,523)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.010%	06/20/12	1,000,000	(11,811)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.040%	06/20/12	800,000	(8,421)
Lehman Brothers	United Mexican States 7.500% due 04/08/33	Sell	0.670%	01/20/17	3,300,000	45,635

						$186,645

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	($401,386)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/09	JPY 12,000,000,000	(57,107)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP 55,100,000	(1,956,899)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$566,000,000	(191,058)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09	22,100,000	(26,533)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/09	8,800,000	(10,715)
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD 14,800,000	(103,054)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	58,000,000	(392,298)
JPMorgan Chase	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	9,700,000	(68,211)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	6,000,000	(39,139)
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	221,900,000	(239,863)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	EUR 10,000,000	129,308
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 29,000,000	(1,201,747)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	21,400,000	(858,201)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 5,300,000	78,006
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	14,936
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	50,505
BNP Paribas	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	74,406
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11	7,400,000	38,241
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11	15,100,000	146,693
JPMorgan Chase	France CPI Excluding Tobacco	Pay	1.973%	12/15/11	12,100,000	(63,487)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11	10,800,000	(30,847)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11	15,600,000	(65,793)
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	3,800,000	(94,881)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

BNP Paribas	France CPI Excluding Tobacco	Pay	1.983%	03/15/12	EUR 6,000,000	($51,134)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	34,400,000	(188,099)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	1,100,000	(10,433)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	4,100,000	(40,921)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	2,000,000	(17,394)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12	900,000	(9,379)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12	2,800,000	(29,811)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/12	$57,700,000	182,803
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/12	87,500,000	132,701
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12	7,200,000	9,890
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12	112,000,000	414,066
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14	15,400,000	542,162
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP 13,400,000	1,225,519
Barclays	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	EUR 1,800,000	11,027
BNP Paribas	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	120,302
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 49,000,000	188,552
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR 7,500,000	23,977
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16	7,500,000	28,630
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16	7,100,000	40,885
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN 432,100,000	154,573
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	64,500,000	43,822
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	222,600,000	108,726
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	88,500,000	19,580
Barclays	United Kingdom RPI Index	Pay	3.100%	11/14/16	GBP 10,000,000	(209,947)
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/17	MXN 35,000,000	52,353
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,800,000	1,972,612
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD 90,300,000	12,389
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/17	$40,700,000	(262,650)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/19/17	18,000,000	(143,610)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/17	200,000	(1,329)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17	90,500,000	(766,044)
UBS	3-Month USD-LIBOR	Receive	5.000%	12/19/17	11,400,000	(143,963)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/21	23,400,000	110,640
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/26	24,700,000	20,781
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/27	15,000,000	(991,516)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 15,000,000	1,105,179
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	11,500,000	856,408
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	6,700,000	1,897,762
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/37	$32,100,000	531,234
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37	7,100,000	115,654

						$1,786,873

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.80%

Asset-Backed Securities - 0.36%

Ford Credit Auto Owner Trust
5.357% due 12/15/07 ~ "	$2,203,046	$2,203,046
General Electric Equipment Midticket LLC
5.301% due 12/15/07 "	1,221,499	1,221,499

		3,424,545

Certificates of Deposit - 9.40%

Barclays Bank PLC (United Kingdom)
5.300% due 07/02/07	30,000,000	29,999,999
Royal Bank of Canada NY
5.265% due 12/05/07 §	24,500,000	24,497,891
Societe Generale NY
5.265% due 09/21/07 §	34,750,000	34,748,442

		89,246,332

Commercial Paper - 76.64%

3M Co
5.230% due 07/10/07	23,000,000	22,969,928
5.280% due 07/12/07	14,250,000	14,227,010
Abbott Laboratories
5.220% due 07/09/07	6,925,000	6,916,967
5.240% due 07/02/07	5,415,000	5,414,212
5.260% due 07/16/07	19,250,000	19,207,810
Air Products & Chemicals Inc
5.250% due 07/10/07	15,000,000	14,980,312
5.290% due 07/03/07	9,200,000	9,197,296
5.350% due 07/02/07	6,545,000	6,544,027
Anheuser-Busch Cos Inc
5.220% due 08/30/07	15,785,000	15,647,670
AT&T Inc
5.270% due 07/12/07	19,250,000	19,219,002
Bank of America Corp
5.250% due 07/17/07	35,000,000	34,918,333
Bank of Nova Scotia (Canada)
5.255% due 07/02/07	29,610,000	29,605,678
Becton Dickinson & Co
5.210% due 07/17/07	11,650,000	11,623,024
BNP Paribas Finance Inc
5.280% due 07/13/07	34,250,000	34,189,720
Cintas Corp
5.250% due 07/02/07	5,475,000	5,474,202
5.290% due 07/11/07	3,210,000	3,205,283
Colgate-Palmolive Co
5.250% due 07/19/07	24,250,000	24,186,344
Eaton Corp
5.250% due 07/30/07	25,000,000	24,894,271
Electricite de France (France)
5.270% due 07/16/07	19,250,000	19,207,730
Emerson Electric Co
5.260% due 07/11/07	18,040,000	18,013,642
General Electric Capital Corp
5.200% due 07/13/07	15,000,000	14,974,000
5.220% due 07/30/07	4,000,000	3,983,180
Hewlett-Packard Co
5.260% due 07/20/07	10,570,000	10,540,657
5.260% due 07/23/07	19,655,000	19,591,820
Honeywell International Inc
5.220% due 08/01/07	30,000,000	29,865,150
International Business Machines Corp
5.210% due 07/05/07	24,250,000	24,235,962
John Deere Capital Corp
5.250% due 07/19/07	9,435,000	9,410,233
5.260% due 07/19/07	8,000,000	7,978,960
Johnson & Johnson
5.200% due 08/27/07	7,890,000	7,825,039
Medtronic Inc
5.230% due 07/19/07	9,500,000	9,475,158
Merck & Co Inc
5.190% due 08/30/07	34,250,000	33,953,738
National Rural Utilities Cooperative Finance Corp
5.240% due 07/09/07	11,123,000	11,110,048
5.250% due 07/12/07	3,300,000	3,294,706
Southern Co
5.280% due 07/19/07	10,000,000	9,973,600
SYSCO Corp
5.250% due 07/11/07	25,580,000	25,542,696
Target Corp
5.240% due 07/23/07	9,495,000	9,464,595
5.300% due 07/09/07	20,165,000	20,141,250
The Coca-Cola Co
5.220% due 07/05/07	25,000,000	24,985,500
The Royal Bank of Scotland Group PLC (United Kingdom)
5.235% due 07/06/07	25,000,000	24,981,823
The Stanley Works
5.250% due 07/12/07	9,980,000	9,963,990
Toyota Motor Credit Corp
5.270% due 07/10/07	34,250,000	34,204,876
UBS Finance LLC DE
5.250% due 07/19/07	18,600,000	18,551,175
5.350% due 07/02/07	145,000	144,978
Wal-Mart Stores Inc
5.230% due 07/03/07	20,000,000	19,994,189
5.260% due 07/03/07	3,500,000	3,498,977

		727,328,761

Corporate Notes - 8.21%

Allstate Life Global Funding Trusts
5.290% due 07/11/08 §	29,500,000	29,500,000
American Honda Finance Corp
5.320% due 02/20/08 ~ §	19,600,000	19,600,000
Caterpillar Financial Services Corp
5.418% due 02/11/08 §	6,500,000	6,504,276
Wells Fargo & Co
5.400% due 03/10/08 §	15,500,000	15,508,520
5.420% due 09/28/07 §	6,750,000	6,751,746

		77,864,542

U.S. Government Agency Issues - 5.19%

Federal Home Loan Bank
5.250% due 12/26/07	24,650,000	24,650,000
5.250% due 02/01/08	24,550,000	24,550,000

		49,200,000

Total Short-Term Investments (Amortized Cost $947,064,180)		947,064,180

TOTAL INVESTMENTS - 99.80% (Amortized Cost $947,064,180)		947,064,180

OTHER ASSETS & LIABILITIES, NET - 0.20%		1,926,464

NET ASSETS - 100.00%		$948,990,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	76.64%
Certificates of Deposit	9.40%
Corporate Notes	8.21%
U.S. Government Agency Issues	5.19%
Asset-Backed Securities	0.36%

99.80%
Other Assets & Liabilities, Net	0.20%

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	7.89%
AA	3.11%
A1	88.31%
A	0.69%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Utilities - 0.00%

Metricom Inc * Exp. 02/15/10	3,000	$30
NTELOS Inc * ~ Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		70

PREFERRED STOCKS - 0.40%

Financial Services - 0.40%

Sovereign REIT ~	2,200	3,151,500

Total Preferred Stocks (Cost $1,958,000)		3,151,500

CONVERTIBLE PREFERRED STOCKS - 0.02%

Autos & Transportation - 0.02%

General Motors Corp 1.500% *	5,000	142,300

Total Convertible Preferred Stocks (Cost $125,000)		142,300

EXCHANGE-TRADED FUNDS - 0.48%

PowerShares QQQ †	30,000	1,427,100
Standard & Poor’s Depository
Receipts Trust 1 †	16,000	2,406,880

Total Exchange-Traded Funds (Cost $2,926,230)		3,833,980

	Principal
	Amount
CORPORATE BONDS & NOTES - 92.29%

Autos & Transportation - 6.40%

American Axle & Manufacturing Inc
7.875% due 03/01/17	$1,000,000	987,500
ArvinMeritor Inc
8.750% due 03/01/12 †	2,000,000	2,030,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	2,105,000
Avis Budget Car Rental LLC
7.625% due 05/15/14	1,500,000	1,522,500
7.860% due 05/15/14 §	1,000,000	1,020,000
Continental Airlines Inc
8.750% due 12/01/11	2,000,000	1,970,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	942,500
8.375% due 12/15/14	500,000	468,750
Ford Motor Co
7.450% due 07/16/31 †	4,000,000	3,215,000
General Motors Corp
7.125% due 07/15/13 †	4,000,000	3,765,000
8.250% due 07/15/23 †	1,000,000	916,250
8.375% due 07/15/33 †	2,500,000	2,293,750
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,150,000
GulfMark Offshore Inc
7.750% due 07/15/14	2,000,000	2,030,000
Hertz Corp
8.875% due 01/01/14	4,000,000	4,190,000
10.500% due 01/01/16	500,000	555,000
K&F Acquisition Inc
7.750% due 11/15/14	2,000,000	2,130,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.375% due 06/01/14 ~	500,000	497,500
7.625% due 12/01/13 ~	2,000,000	2,000,000
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	875,000
Navios Maritime Holdings Inc
9.500% due 12/15/14 ~	1,000,000	1,065,000
PHI Inc
7.125% due 04/15/13	2,000,000	1,920,000
Saint Acquisition Corp
12.500% due 05/15/17 ~	1,000,000	950,000
Tenneco Inc
8.625% due 11/15/14	1,000,000	1,035,000
10.250% due 07/15/13 †	2,000,000	2,160,000
The Goodyear Tire & Rubber Co
9.135% due 12/01/09 ~ §	250,000	251,875
The Greenbrier Cos Inc
8.375% due 05/15/15	2,500,000	2,531,250
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	2,872,500
United Components Inc
9.375% due 06/15/13	1,500,000	1,556,250
Visteon Corp
8.250% due 08/01/10 †	1,000,000	997,500

		51,003,125

Consumer Discretionary - 27.30%

Allied Waste North America Inc
6.875% due 06/01/17 †	3,000,000	2,917,500
7.125% due 05/15/16 †	1,000,000	982,500
7.250% due 03/15/15	3,000,000	2,985,000
7.875% due 04/15/13	1,000,000	1,016,250
AMC Entertainment Inc
8.000% due 03/01/14	2,000,000	1,970,000
Aramark Corp
8.500% due 02/01/15 ~	3,000,000	3,067,500
Asbury Automotive Group Inc
7.625% due 03/15/17 ~	1,000,000	990,000
AutoNation Inc
7.000% due 04/15/14 †	500,000	496,250
7.356% due 04/15/13 † §	500,000	501,250
Bonten Media Acquisition Co
9.000% due 06/01/15 ~	1,000,000	980,000
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	1,970,000
Buffets Inc
12.500% due 11/01/14	1,500,000	1,443,750
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	1,000,000	1,110,000
CanWest MediaWorks LP (Canada)
9.250% due 08/01/15 ~	1,000,000	1,003,750
Carriage Services Inc
7.875% due 01/15/15	1,000,000	1,017,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
CBD Media Holdings LLC
9.250% due 07/15/12 †	$2,500,000	$2,600,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,015,000
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	1,022,500
Charter Communications Holdings II LLC
10.250% due 09/15/10 †	4,000,000	4,200,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,070,000
Claire’s Stores Inc
9.250% due 06/01/15 † ~	2,000,000	1,910,000
Clear Channel Communications Inc
5.500% due 09/15/14 †	500,000	427,891
6.250% due 03/15/11	500,000	481,560
Compagnie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	2,512,500
Corrections Corp of America
7.500% due 05/01/11	2,000,000	2,037,500
CSC Holdings Inc
6.750% due 04/15/12	1,000,000	955,000
7.625% due 04/01/11	3,000,000	2,992,500
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,530,000
Dex Media West LLC
9.875% due 08/15/13	2,418,000	2,599,350
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,770,000
EchoStar DBS Corp
6.625% due 10/01/14	1,500,000	1,436,250
7.125% due 02/01/16	3,500,000	3,438,750
Education Management LLC
10.250% due 06/01/16 †	1,500,000	1,586,250
Fontainebleau Las Vegas Holdings LLC
10.250% due 06/15/15 ~	1,500,000	1,485,000
French Lick Resorts & Casino LLC
10.750% due 04/15/14 ~	1,000,000	860,000
FTI Consulting Inc
7.750% due 10/01/16 †	1,000,000	1,025,000
Galaxy Entertainment Finance Co Ltd (United Kingdom)
9.875% due 12/15/12 ~	3,000,000	3,240,000
General Nutrition Centers Inc
9.796% due 03/15/14 ~ §	2,000,000	1,940,000
Great Canadian Gaming Corp (Canada)
7.250% due 02/15/15 ~	1,500,000	1,500,000
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	2,130,000
GSC Holdings Corp
9.224% due 10/01/11 §	2,000,000	2,058,600
Hanesbrands Inc
8.784% due 12/15/14 §	1,000,000	1,020,000
Herbst Gaming Inc
8.125% due 06/01/12	500,000	507,500
Idearc Inc
8.000% due 11/15/16	1,500,000	1,522,500
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	980,000
Jarden Corp
7.500% due 05/01/17	2,000,000	1,985,000
Lamar Media Corp
6.625% due 08/15/15	2,500,000	2,381,250
Landry’s Restaurants Inc
7.500% due 12/15/14	3,500,000	3,412,500
Las Vegas Sands Corp
6.375% due 02/15/15	4,000,000	3,825,000
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,575,000
12.250% due 12/15/12 †	1,500,000	1,631,250
Local TV Finance LLC
9.250% due 06/15/15 ~	1,000,000	995,000
Marquee Holdings Inc
0.000% due 08/15/14 † §	1,000,000	875,000
Mediacom Broadband LLC
8.500% due 10/15/15 ~	1,000,000	1,010,000
8.500% due 10/15/15 †	2,000,000	2,020,000
Mediacom LLC
9.500% due 01/15/13 †	2,500,000	2,562,500
Medianews Group Inc
6.875% due 10/01/13	2,500,000	2,162,500
MediMedia USA Inc
11.375% due 11/15/14 ~	250,000	269,375
MGM MIRAGE
6.625% due 07/15/15	1,000,000	913,750
6.750% due 09/01/12	1,500,000	1,440,000
6.875% due 04/01/16 †	1,000,000	925,000
7.500% due 06/01/16	4,000,000	3,855,000
Michaels Stores Inc
10.000% due 11/01/14 † ~	2,000,000	2,060,000
11.375% due 11/01/16 † ~	2,000,000	2,100,000
Mobile Mini Inc
6.875% due 05/01/15 ~	1,500,000	1,462,500
Mobile Services Group Inc
9.750% due 08/01/14 ~	1,000,000	1,070,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/14	1,000,000	995,000
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	2,640,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,995,000
Neiman-Marcus Group Inc
9.000% due 10/15/15 †	2,500,000	2,687,500
10.375% due 10/15/15	500,000	552,500
Network Communications Inc
10.750% due 12/01/13	2,000,000	2,100,000
Nielsen Finance LLC
0.000% due 08/01/16 ~ §	1,500,000	1,065,000
10.000% due 08/01/14 ~	2,000,000	2,125,000
NPC International Inc
9.500% due 05/01/14	1,000,000	975,000
Penn National Gaming Inc
6.875% due 12/01/11	1,000,000	1,021,250
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,530,000
Pinnacle Entertainment Inc
7.500% due 06/15/15 † ~	2,000,000	1,940,000
PRIMEDIA Inc
10.735% due 05/15/10 §	1,000,000	1,033,750
R.H. Donnelley Corp
6.875% due 01/15/13	3,000,000	2,857,500
8.875% due 01/15/16	3,000,000	3,135,000
Rental Service Corp
9.500% due 12/01/14 † ~	1,000,000	1,025,000
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,980,000
Salem Communications Holding Corp
7.750% due 12/15/10	3,000,000	3,045,000
Sally Holdings LLC
9.250% due 11/15/14 † ~	1,000,000	1,007,500
10.500% due 11/15/16 † ~	1,000,000	1,010,000
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	1,015,000
Sbarro Inc
10.375% due 02/01/15	500,000	489,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Sealy Mattress Co
8.250% due 06/15/14	$1,500,000	$1,545,000
Seminole Hard Rock Entertainment Inc
7.860% due 03/15/14 ~ §	1,000,000	1,012,500
Service Corp International
7.375% due 10/01/14 †	500,000	505,000
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/15 ~	500,000	506,875
Sirius Satellite Radio Inc
9.625% due 08/01/13	3,000,000	2,955,000
Six Flags Inc
8.875% due 02/01/10	1,000,000	992,500
9.750% due 04/15/13	1,000,000	946,250
Spectrum Brands Inc
11.250% due 10/02/13	1,000,000	935,000
Station Casinos Inc
6.500% due 02/01/14	1,000,000	890,000
6.625% due 03/15/18	500,000	432,500
6.875% due 03/01/16	2,500,000	2,218,750
7.750% due 08/15/16	1,500,000	1,492,500
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,590,625
The Reader’s Digest Association Inc
9.000% due 02/15/17 ~	1,000,000	940,000
The River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,165,000
TL Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	1,974,480
Travelport LLC
9.875% due 09/01/14	3,000,000	3,183,750
Turning Stone Resort Casino Enterprise
9.125% due 09/15/14 ~	1,000,000	1,022,500
United Auto Group Inc
7.750% due 12/15/16	2,000,000	2,000,000
United Rentals North America Inc
6.500% due 02/15/12	2,000,000	1,975,000
7.750% due 11/15/13	1,500,000	1,509,375
Universal City Florida Holding Co
8.375% due 05/01/10	1,500,000	1,541,250
10.106% due 05/01/10 §	1,000,000	1,025,000
Univision Communications Inc
9.750% due 03/15/15 † ~	4,000,000	3,970,000
Valassis Communications Inc
8.250% due 03/01/15 † ~	4,000,000	3,850,000
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	477,500
6.875% due 01/15/14	3,000,000	2,955,000
WESCO Distribution Inc
7.500% due 10/15/17	2,500,000	2,512,500
Williams Scotsman Inc
8.500% due 10/01/15 †	2,500,000	2,593,750
Wimar Opco LLC
9.625% due 12/15/14 † ~	2,000,000	1,935,000
Wynn Las Vegas LLC
6.625% due 12/01/14	3,000,000	2,906,250
XM Satellite Radio Inc
9.856% due 05/01/13 §	3,000,000	2,910,000
Yankee Acquisition Corp
8.500% due 02/15/15 †	2,000,000	1,950,000
9.750% due 02/15/17 †	1,000,000	972,500

		217,451,256

Consumer Staples - 3.07%

Constellation Brands Inc
7.250% due 09/01/16	2,250,000	2,205,000
7.250% due 05/15/17 ~	2,000,000	1,960,000
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,025,000
Dean Foods Co
7.000% due 06/01/16	1,000,000	960,000
Dole Food Co Inc
7.250% due 06/15/10	1,000,000	970,000
8.750% due 07/15/13 †	500,000	490,000
8.875% due 03/15/11 †	356,000	352,440
Harland Clarke Holdings Corp
9.500% due 05/15/15 ~	250,000	240,625
10.106% due 05/15/15 † ~ §	500,000	483,750
Pilgrim’s Pride Corp
8.375% due 05/01/17 †	2,000,000	1,990,000
Reynolds American Inc
7.625% due 06/01/16	2,000,000	2,127,582
Smithfield Foods Inc
7.000% due 08/01/11 †	2,000,000	2,000,000
7.750% due 07/01/17	2,000,000	2,010,000
Stater Brothers Holdings Inc
7.750% due 04/15/15 ~	2,500,000	2,518,750
8.125% due 06/15/12 †	1,000,000	1,012,500
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,090,000

		24,435,647

Energy - 7.85%

Basic Energy Services Inc
7.125% due 04/15/16 †	2,000,000	1,910,000
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	958,750
6.500% due 08/15/17 †	1,000,000	952,500
7.000% due 08/15/14	1,500,000	1,496,250
7.500% due 09/15/13 †	1,000,000	1,022,500
Cimarex Energy Co
7.125% due 05/01/17	1,000,000	980,000
Complete Production Services Inc
8.000% due 12/15/16 ~	2,000,000	2,030,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,005,000
7.500% due 12/15/15	2,000,000	2,005,000
Dynegy Holdings Inc
7.750% due 06/01/19 † ~	2,000,000	1,870,000
8.375% due 05/01/16	4,500,000	4,421,250
El Paso Corp
6.875% due 06/15/14	1,000,000	999,998
7.000% due 06/15/17	1,000,000	994,044
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	1,035,000
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,850,000
Forest Oil Corp
7.250% due 06/15/19 † ~	2,000,000	1,950,000
Hanover Compressor Co
7.500% due 04/15/13	500,000	505,000
9.000% due 06/01/14	1,000,000	1,062,500
Holly Energy Partners LP
6.250% due 03/01/15	2,000,000	1,880,000
Mariner Energy Inc
8.000% due 05/15/17	1,000,000	997,500
MarkWest Energy Partners LP
8.500% due 07/15/16	1,500,000	1,533,750
NRG Energy Inc
7.250% due 02/01/14	3,000,000	3,015,000
7.375% due 02/01/16	2,000,000	2,010,000
7.375% due 01/15/17	1,000,000	1,006,250
Peabody Energy Corp
6.875% due 03/15/13	1,000,000	1,000,000
7.375% due 11/01/16	1,000,000	1,025,000
Petrohawk Energy Corp
9.125% due 07/15/13	2,000,000	2,125,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Plains Exploration & Production Co
7.750% due 06/15/15	$1,500,000	$1,496,250
Quicksilver Resources Inc
7.125% due 04/01/16 †	1,500,000	1,455,000
Range Resources Corp
7.500% due 05/15/16	2,000,000	2,035,000
Regency Energy Partners LP
8.375% due 12/15/13 ~	1,000,000	1,035,000
Reliant Energy Inc
7.875% due 06/15/17 †	2,000,000	1,955,000
SemGroup LP
8.750% due 11/15/15 † ~	3,000,000	3,030,000
The Griffin Coal Mining Co Ltd (Australia)
9.500% due 12/01/16 ~	2,000,000	2,067,500
The Williams Cos Inc
7.750% due 06/15/31	1,000,000	1,063,750
Venoco Inc
8.750% due 12/15/11	1,000,000	1,037,500
VeraSun Energy Corp
9.375% due 06/01/17 ~	2,000,000	1,870,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,890,000
7.250% due 05/01/12	1,000,000	955,000
Williams Partners LP
7.250% due 02/01/17	1,000,000	1,010,000

		62,540,292

Financial Services - 9.13%

Ace Cash Express Inc
10.250% due 10/01/14 ~	500,000	513,750
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,895,000
CCM Merger Inc
8.000% due 08/01/13 ~	3,000,000	3,000,000
CDX North America High Yield
7.625% due 06/29/12 † ~	2,000,000	1,896,200
Chukchansi Economic Development Authority
8.859% due 11/15/12 ~ §	1,000,000	1,022,500
Cosan Finance Ltd (Brazil)
7.000% due 02/01/17 ~	2,000,000	1,940,000
E*TRADE FINANCIAL Corp
7.875% due 12/01/15	1,000,000	1,046,250
8.000% due 06/15/11	4,000,000	4,120,000
Ford Motor Credit Co LLC
8.105% due 01/13/12 † §	3,000,000	2,995,200
9.750% due 09/15/10	1,000,000	1,044,896
9.806% due 04/15/12 §	2,000,000	2,145,476
9.875% due 08/10/11	1,000,000	1,050,512
10.610% due 06/15/11 §	3,845,000	4,156,899
General Motors Acceptance Corp
6.875% due 09/15/11	6,500,000	6,399,484
8.000% due 11/01/31 †	4,000,000	4,101,380
Host Marriott LP
6.750% due 06/01/16	1,000,000	985,000
7.000% due 08/15/12	1,000,000	1,006,250
7.125% due 11/01/13	1,000,000	1,003,750
Hub International Holdings Inc
10.250% due 06/15/15 † ~	3,000,000	2,902,500
iPayment Inc
9.750% due 05/15/14	1,950,000	1,959,750
KAR Holdings Inc
8.750% due 05/01/14 ~	1,250,000	1,231,250
Momentive Performance Materials Inc
9.750% due 12/01/14 ~	3,000,000	3,045,000
11.500% due 12/01/16 † ~	2,000,000	2,030,000
NCO Group Inc
10.230% due 11/15/13 ~ §	2,000,000	2,015,000
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	4,000,000	3,850,000
Realogy Corp
10.500% due 04/15/14 † ~	1,000,000	955,000
Rouse Co LP
6.750% due 05/01/13 ~	4,000,000	4,016,448
Thornburg Mortgage Inc
8.000% due 05/15/13	3,000,000	3,022,500
USI Holdings Corp
9.230% due 11/15/14 ~ §	1,000,000	1,000,000
Ventas Realty LP
6.625% due 10/15/14 †	1,250,000	1,239,062
6.750% due 04/01/17 †	2,000,000	1,985,000
9.000% due 05/01/12	2,000,000	2,195,000

		72,769,057

Health Care - 5.94%

Advanced Medical Optics Inc
7.500% due 05/01/17 ~	1,000,000	950,000
CDRV Investors Inc
9.860% due 12/01/11 ~ §	2,000,000	2,000,000
Community Health Systems Inc
8.875% due 07/15/15 ~	3,000,000	3,037,500
DaVita Inc
7.250% due 03/15/15 †	1,000,000	992,500
Elan Finance PLC (Ireland)
8.875% due 12/01/13 †	2,000,000	2,080,000
9.360% due 11/15/11 §	1,000,000	1,010,000
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,620,000
HCA Inc
9.250% due 11/15/16 ~	4,000,000	4,270,000
9.625% due 11/15/16 ~	1,000,000	1,077,500
HealthSouth Corp
10.750% due 06/15/16 †	2,000,000	2,180,000
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,010,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	3,210,000
Omnicare Inc
6.750% due 12/15/13 †	1,000,000	960,000
6.875% due 12/15/15	1,500,000	1,432,500
Psychiatric Solutions Inc
7.750% due 07/15/15 ~	3,000,000	2,981,250
PTS Acquisition Corp
9.500% due 04/15/15 ~	3,000,000	2,962,500
Res-Care Inc
7.750% due 10/15/13	2,000,000	2,060,000
Rite Aid Corp
9.500% due 06/15/17 ~	1,000,000	965,000
Select Medical Corp
7.625% due 02/01/15 †	2,000,000	1,800,000
11.080% due 09/15/15 † §	1,000,000	937,500
Sun Healthcare Group Inc
9.125% due 04/15/15 ~	500,000	522,500
Tenet Healthcare Corp
6.500% due 06/01/12 †	2,000,000	1,800,000
9.875% due 07/01/14 †	2,000,000	1,990,000
The Cooper Cos Inc
7.125% due 02/15/15 ~	1,000,000	995,000
Universal Hospital Services Inc
8.500% due 06/01/15 ~	500,000	497,500
8.759% due 06/01/15 ~ §	500,000	502,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,487,500

		47,331,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Integrated Oils - 2.50%

Chaparral Energy Inc
8.875% due 02/01/17 ~	$1,500,000	$1,488,750
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,977,500
Hilcorp Energy LP
7.750% due 11/01/15 ~	2,000,000	1,950,000
OPTI Canada Inc (Canada)
7.875% due 12/15/14 ~	2,000,000	2,010,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,935,000
7.000% due 05/01/17 ~	1,500,000	1,451,250
Sabine Pass LNG LP
7.500% due 11/30/16 ~	4,000,000	3,990,000
Stallion Oilfield Services
9.750% due 02/01/15 ~	2,000,000	2,050,000
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	2,000,000	2,067,000

		19,919,500

Materials & Processing - 10.72%

Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	1,000,000	920,000
Aleris International Inc
9.000% due 12/15/14 ~	1,000,000	1,000,000
10.000% due 12/15/16 ~	2,000,000	1,995,000
Ball Corp
6.625% due 03/15/18	2,000,000	1,925,000
Berry Plastics Holding Corp
8.875% due 09/15/14 †	500,000	508,750
9.235% due 09/15/14 † §	1,500,000	1,522,500
10.250% due 03/01/16 †	3,000,000	3,015,000
Bowater Inc
6.500% due 06/15/13 †	2,000,000	1,747,500
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,568,750
Chemtura Corp
6.875% due 06/01/16	1,500,000	1,425,000
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,225,000
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,045,000
7.750% due 11/15/15	1,000,000	1,010,000
Drummond Co Inc
7.375% due 02/15/16 ~	1,500,000	1,432,500
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	2,090,000
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	1,000,000	1,195,000
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,000,000	2,115,000
Georgia Gulf Corp
9.500% due 10/15/14 †	500,000	500,000
Georgia-Pacific Corp
7.000% due 01/15/15 ~	1,000,000	967,500
7.125% due 01/15/17 † ~	1,000,000	965,000
8.125% due 05/15/11	2,000,000	2,052,500
Graham Packaging Co Inc
8.500% due 10/15/12	1,000,000	1,011,250
9.875% due 10/15/14 †	2,000,000	2,032,500
Graphic Packaging International Corp
9.500% due 08/15/13 †	1,000,000	1,043,750
Greif Inc
6.750% due 02/01/17	2,000,000	1,965,000
Hercules Inc
6.750% due 10/15/29	2,400,000	2,328,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	3,000,000	3,120,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	1,000,000	982,500
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,995,000
Lyondell Chemical Co
6.875% due 06/15/17 †	2,000,000	1,940,000
8.250% due 09/15/16	3,000,000	3,150,000
MacDermid Inc
9.500% due 04/15/17 † ~	500,000	505,000
Nalco Co
8.875% due 11/15/13	2,000,000	2,085,000
NewPage Corp
10.000% due 05/01/12	1,500,000	1,627,500
Nortek Inc
8.500% due 09/01/14	4,000,000	3,830,000
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	2,000,000	2,080,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,040,000
PNA Group Inc
10.750% due 09/01/16 ~	1,000,000	1,095,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,965,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	2,130,000
Smurfit-Stone Container Enterprises Inc
8.000% due 03/15/17 †	3,000,000	2,925,000
Steel Dynamics Inc
6.750% due 04/01/15 ~	2,000,000	1,970,000
Texas Industries Inc
7.250% due 07/15/13	1,000,000	1,007,500
The Mosaic Co
7.375% due 12/01/14 ~	1,000,000	1,015,000
7.625% due 12/01/16 ~	500,000	513,750
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	2,095,000
Verso Paper Holdings LLC
9.125% due 08/01/14 † ~	1,500,000	1,556,250
11.375% due 08/01/16 † ~	1,000,000	1,072,500
Vitro SA de CV (Mexico)
8.625% due 02/01/12 ~	2,000,000	2,040,000
9.125% due 02/01/17 ~	1,000,000	1,030,000

		85,375,500

Multi-Industry - 0.81%

Bombardier Inc (Canada)
8.000% due 11/15/14 ~	1,000,000	1,040,000
J.B. Poindexter & Co Inc
8.750% due 03/15/14 †	2,000,000	1,860,000
PGS Solutions Inc
9.625% due 02/15/15 ~	500,000	508,073
RBS Global & Rexnord Corp
9.500% due 08/01/14	1,500,000	1,545,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,485,000

		6,438,073

Producer Durables - 2.35%

Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	1,950,000
Desarrolladora Homex SAB de CV (Mexico)
7.500% due 09/28/15	2,000,000	2,080,000
Esco Corp
8.625% due 12/15/13 ~	2,000,000	2,110,000
General Cable Corp
7.125% due 04/01/17 ~	1,000,000	995,000
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 ~	1,000,000	1,035,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
K. Hovnanian Enterprises Inc
7.500% due 05/15/16	$500,000	$457,500
Standard Pacific Corp
6.500% due 08/15/10	2,000,000	1,870,000
Terex Corp
7.375% due 01/15/14	3,500,000	3,517,500
TransDigm Inc
7.750% due 07/15/14 ~	650,000	659,750
7.750% due 07/15/14	2,000,000	2,030,000
Vought Aircraft Industries Inc
8.000% due 07/15/11	2,000,000	2,000,000

		18,704,750

Technology - 5.07%

Alion Science & Technology Corp
10.250% due 02/01/15	1,000,000	1,037,500
Amkor Technology Inc
7.750% due 05/15/13	1,500,000	1,449,375
Avago Technologies Finance Pte (Singapore)
10.125% due 12/01/13	2,000,000	2,140,000
11.875% due 12/01/15	500,000	561,250
Celestica Inc (Canada)
7.625% due 07/01/13	3,000,000	2,820,000
DRS Technologies Inc
6.625% due 02/01/16	2,000,000	1,940,000
7.625% due 02/01/18	1,000,000	1,015,000
Freescale Semiconductor Inc
9.125% due 12/15/14 ~	3,000,000	2,835,000
9.235% due 12/15/14 ~ §	1,500,000	1,455,000
10.125% due 12/15/16 † ~	2,000,000	1,880,000
L-3 Communications Corp
6.375% due 10/15/15	2,000,000	1,900,000
Nortel Networks Ltd (Canada)
10.125% due 07/15/13 ~	1,000,000	1,077,500
NXP BV (Netherlands)
8.106% due 10/15/13 † §	3,000,000	3,018,750
9.500% due 10/15/15	1,000,000	990,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	1,015,000
Sanmina-SCI Corp
6.750% due 03/01/13 †	1,000,000	915,000
8.110% due 06/15/10 ~ §	1,000,000	1,007,500
8.125% due 03/01/16 †	2,000,000	1,870,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	2,000,000	1,930,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	1,500,000	1,455,000
Spansion Inc
8.485% due 06/01/13 ~ §	2,000,000	2,007,500
SunGard Data Systems Inc
9.125% due 08/15/13	3,000,000	3,086,250
10.250% due 08/15/15	1,000,000	1,062,500
Syniverse Technologies Inc
7.750% due 08/15/13 †	2,000,000	1,910,000

		40,378,125

Utilities - 11.15%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	151,940
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,990,000
Cablevision Systems Corp
8.000% due 04/15/12 †	2,000,000	1,985,000
9.820% due 04/01/09 §	2,000,000	2,100,000
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	2,155,000
11.099% due 01/01/13 §	2,000,000	2,100,000
Cincinnati Bell Inc
7.000% due 02/15/15	1,000,000	985,000
Citizens Communications Co
6.625% due 03/15/15	3,000,000	2,850,000
Cricket Communications Inc
9.375% due 11/01/14 ~	3,000,000	3,101,250
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 † ~	2,500,000	2,456,250
Dobson Cellular Systems
9.875% due 11/01/12	1,000,000	1,082,500
Edison Mission Energy
7.200% due 05/15/19 ~	3,000,000	2,835,000
7.500% due 06/15/13	1,000,000	995,000
7.750% due 06/15/16 †	2,000,000	2,000,000
Ferrellgas Partners LP
8.750% due 06/15/12	1,000,000	1,035,000
Hawaiian Telcom Communications Inc
10.860% due 05/01/13 † §	2,000,000	2,050,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,905,000
Intelsat Bermuda Ltd (Bermuda)
11.409% due 06/15/13 §	2,000,000	2,130,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,590,000
iPCS Inc
7.480% due 05/01/13 ~ §	1,000,000	1,006,250
8.605% due 05/01/14 ~ §	1,000,000	1,007,500
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	3,000,000	3,300,000
Level 3 Financing Inc
8.750% due 02/15/17 ~	2,000,000	1,987,500
9.250% due 11/01/14 †	1,000,000	1,015,000
MetroPCS Wireless Inc
9.250% due 11/01/14 ~	2,000,000	2,075,000
Mirant Americas Generation LLC
8.300% due 05/01/11	1,000,000	1,037,500
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,541,250
NTL Cable PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,105,000
PAETEC Holding Corp
9.500% due 07/15/15 ~	1,000,000	1,005,000
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	3,037,500
7.500% due 02/15/14	3,000,000	3,052,500
Qwest Corp
6.500% due 06/01/17 ~	1,000,000	957,500
Rural Cellular Corp
8.360% due 06/01/13 ~ §	3,000,000	2,985,000
9.875% due 02/01/10	2,500,000	2,625,000
11.106% due 11/01/12 §	2,000,000	2,070,000
Sierra Pacific Resources
8.625% due 03/15/14 †	1,045,000	1,126,836
Southern Union Co
7.200% due 11/01/66 † §	3,000,000	3,018,960
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,037,500
8.750% due 05/15/13 ~	1,000,000	1,060,000
8.875% due 02/15/11	1,412,000	1,494,955
9.000% due 05/15/15 ~	1,000,000	1,063,750
West Corp
9.500% due 10/15/14	3,000,000	3,090,000
11.000% due 10/15/16 †	1,000,000	1,050,000
Windstream Corp
8.125% due 08/01/13	2,500,000	2,625,000

		88,871,441

Total Corporate Bonds & Notes (Cost $732,187,193)		735,218,016

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

	Principal
	Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.22%

Consumer Discretionary - 0.11%

WESCO International Inc
1.750% due 11/15/26	$1,000,000	$952,500

Health Care - 0.11%

Omnicare Inc
3.250% due 12/15/35	1,000,000	841,250

Total Convertible Corporate Bonds (Cost $1,975,205)		1,793,750

SENIOR LOAN NOTES - 4.60%

Autos & Transportation - 0.37%

Lear Corp Term B
7.820% due 04/25/12 §	2,082,000	2,069,570
7.860% due 04/25/12 §	900,000	894,627

		2,964,197

Consumer Discretionary - 0.88%

HBI Branded Apparel (2nd Lien)
9.105% due 03/05/14 §	1,000,000	1,020,078
Idearc Inc Term B
7.360% due 11/17/14 §	995,000	1,000,144
Levi Strauss & Co
7.570% due 03/27/14 §	2,000,000	1,972,084
Tropicana Las Vegas
7.610% due 07/03/08 §	2,000,000	2,014,464
Univision Communications Inc Term B (2nd Lien)
7.820% due 03/29/09 §	1,000,000	997,500

		7,004,270

Energy - 0.37%

Calpine Corp
7.610% due 04/02/14 §	997,500	1,001,246
Venoco Inc (2nd Lien)
9.360% due 05/07/14 §	2,000,000	2,020,000

		3,021,246

Financial Services - 0.25%

Realogy Corp
8.320% due 10/10/13 §	424,242	420,648
Realogy Corp Term B
8.350% due 10/10/13 §	1,575,758	1,562,408

		1,983,056

Health Care - 0.38%

HCA Inc Term B
7.610% due 11/18/13 §	2,985,000	3,001,614

Integrated Oils - 0.52%

Sandridge Energy Inc
8.625% due 04/01/15 §	4,000,000	4,100,000

Materials & Processing - 0.48%

Georgia-Pacific Corp Term B
7.110% due 12/23/12 §	985,000	988,369
Ineos Holdings Ltd Term B2 (United Kingdom)
7.580% due 12/16/13 §	990,000	997,838
Ineos Holdings Ltd Term C2 (United Kingdom)
8.080% due 12/16/14 §	990,000	997,838
Noranda Aluminum Inc
7.320% due 05/18/14 §	850,000	850,000

		3,834,045

Producer Durables - 0.19%

TransDigm Inc Term B
7.360% due 06/23/13 §	1,500,000	1,509,375

Utilities - 1.16%

Astoria Term B (1st Lien)
7.340% due 02/23/13 §	2,254,312	2,264,174
Hawaiian Telcom Communications Inc Term C
7.610% due 06/01/14 §	1,000,000	997,500
Intelsat Subsidiary Holding Co Ltd (Bermuda)
7.855% due 02/01/14 §	2,000,000	2,004,554
Leap Wireless Inc Term B
7.360% due 06/16/13 §	990,000	993,960
MetroPCS Wireless Inc Term B
7.625% due 11/03/13 §	2,977,500	2,990,155

		9,250,343

Total Senior Loan Notes (Cost $36,478,717)		36,668,146

SHORT-TERM INVESTMENTS - 0.86%

Commercial Paper - 0.72%

UBS Finance LLC DE
5.350% due 07/02/07	5,725,000	5,724,149

Repurchase Agreement - 0.14%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $1,090,395; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $1,112,711)	1,090,000	1,090,000

Total Short-Term Investments (Cost $6,814,149)		6,814,149

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.87% (Cost $782,562,934)		787,621,911

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.52%

The Mellon GSL DBT II Collateral Fund 5.372% Δ
Cost $131,611,187)	131,611,187	$131,611,187

TOTAL INVESTMENTS - 115.39% (Cost $914,174,121)		919,233,098

OTHER ASSETS & LIABILITIES, NET - (15.39%)		(122,603,370)

NET ASSETS - 100.00%		$796,629,728

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	28.29%
Short-Term Investments & Securities Lending Collateral	17.38%
Utilities	12.31%
Materials & Processing	11.20%
Financial Services	9.78%
Energy	8.22%
Autos & Transportation	6.79%
Health Care	6.43%
Technology	5.07%
Consumer Staples	3.07%
Integrated Oils	3.02%
Producer Durables	2.54%
Multi-Industry	0.81%
Exchange-Traded Funds	0.48%

115.39%
Other Assets & Liabilities, Net	(15.39%)

100.00%

(b)	As of June 30, 2007, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A1	0.87%
BBB	0.68%
BB	27.53%
B	50.05%
CCC	19.30%
Not Rated	1.57%
100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $26,997,967, or 3.39% of the net assets as of June 30, 2007, which could be extended at the option of the borrower.

	Unfunded Loan	Unrealized
Borrower	Commitments	Appreciation

A&P Unfunded Bridge Loan	$4,975,000	$—
Community Health Systems Inc	7,022,967	51,574
Harrah’s Entertainment Inc	10,000,000	35,195
Thomson Learning Corp	5,000,000	23,961

	$26,997,967	$110,730

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.98%

Autos & Transportation - 0.65%

Southwest Airlines Co †	1,139,500	$16,989,945

Consumer Discretionary - 14.23%

Clear Channel Communications Inc	320,398	12,117,452
Gannett Co Inc	142,300	7,819,385
Kimberly-Clark Corp	706,400	47,251,096
Liberty Media Corp - Capital ‘A’ *	239,465	28,180,241
Liberty Media Corp - Interactive ‘A’ *	1,184,925	26,459,375
Lowe’s Cos Inc	356,900	10,953,261
News Corp ‘B’ †	1,144,000	26,243,360
The Home Depot Inc †	253,700	9,983,095
Time Warner Inc	3,422,600	72,011,504
Viacom Inc ‘B’ * †	1,544,100	64,280,883
Wal-Mart Stores Inc †	1,438,300	69,196,613

		374,496,265

Consumer Staples - 11.55%

Altria Group Inc	533,800	37,440,732
Anheuser-Busch Cos Inc	384,400	20,050,304
Cadbury Schweppes PLC ADR † (United Kingdom)	929,500	50,471,850
Kraft Foods Inc ‘A’	1,294,379	45,626,860
The Coca-Cola Co †	1,504,400	78,695,164
The Procter & Gamble Co	256,300	15,682,997
Unilever NV ‘NY’ (Netherlands)	1,810,900	56,174,118

		304,142,025

Financial Services - 26.81%

Aflac Inc	332,500	17,090,500
American International Group Inc	426,300	29,853,789
Bank of America Corp	1,590,400	77,754,656
Barclays PLC ADR (United Kingdom)	58,400	3,258,136
Berkshire Hathaway Inc ‘B’ *	6,413	23,118,865
Citigroup Inc	2,163,400	110,960,786
Fannie Mae	228,600	14,934,438
First Data Corp †	293,000	9,572,310
Freddie Mac	581,500	35,297,050
Genworth Financial Inc ‘A’	245,400	8,441,760
JPMorgan Chase & Co	744,800	36,085,560
MBIA Inc	24,600	1,530,612
Merrill Lynch & Co Inc †	385,800	32,245,164
MetLife Inc	331,000	21,342,880
The Bank of New York Co Inc	852,400	35,323,456
The Bear Stearns Cos Inc †	63,400	8,876,000
The Chubb Corp †	933,140	50,520,200
The Hartford Financial Services Group Inc	116,100	11,437,011
The PNC Financial Services Group Inc	287,600	20,586,408
The Travelers Cos Inc	314,600	16,831,100
The Western Union Co	439,500	9,154,785
Torchmark Corp †	199,700	13,379,900
U.S. Bancorp †	383,800	12,646,210
Wachovia Corp	1,310,300	67,152,875
Wells Fargo & Co	1,092,600	38,426,742

		705,821,193

Health Care - 19.90%

Abbott Laboratories	759,800	40,687,290
Boston Scientific Corp *	1,043,000	15,999,620
Bristol-Myers Squibb Co †	2,401,300	75,785,028
Cardinal Health Inc †	519,700	36,711,608
CVS Caremark Corp	1,055,100	38,458,395
Eli Lilly & Co †	938,600	52,448,968
GlaxoSmithKline PLC ADR (United Kingdom)	803,900	42,100,243
Pfizer Inc	1,842,300	47,107,611
Roche Holding AG ADR (Switzerland)	290,600	25,773,692
Sanofi-Aventis ADR † (France)	408,500	16,450,295
Schering-Plough Corp	1,748,500	53,224,340
Wyeth	1,380,000	79,129,200

		523,876,290

Materials & Processing - 8.60%

Alcoa Inc	1,512,300	61,293,519
E.I. du Pont de Nemours & Co †	1,195,100	60,758,884
International Paper Co †	2,184,417	85,301,484
Rohm & Haas Co	348,400	19,050,512

		226,404,399

Multi-Industry - 1.17%

General Electric Co	803,402	30,754,229

Producer Durables - 0.34%

Cognex Corp †	55,100	1,240,301
KLA-Tencor Corp †	139,500	7,665,525

		8,905,826

Technology - 5.66%

ASML Holding NV ‘NY’ * (Netherlands)	66,900	1,836,405
Cisco Systems Inc *	264,600	7,369,110
Dell Inc *	1,478,400	42,208,320
Flextronics International Ltd * (Singapore)	143,400	1,548,720
Hewlett-Packard Co	300,600	13,412,772
Intel Corp	823,400	19,563,984
International Business Machines Corp	246,600	25,954,650
McAfee Inc *	5,500	193,600
Microsoft Corp	545,100	16,064,097
Telefonaktiebolaget LM Ericsson ADR (Sweden)	227,200	9,063,008
Texas Instruments Inc	312,700	11,766,901

		148,981,567

Utilities - 7.07%

AT&T Inc	954,400	39,607,600
Comcast Corp ‘A’ * †	2,582,400	72,617,088
Verizon Communications Inc	1,791,700	73,764,289

		185,988,977

Total Common Stocks (Cost $2,329,516,888)		2,526,360,716

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.79%

U.S. Government Agency Issue - 3.79%

Federal Home Loan Bank 4.800% due 07/02/07	$99,800,000	99,786,693

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $46,017; collateralized by U.S. Treasury Notes: 4.375% due 11/15/08 and market value $49,813)	$46,000	$46,000

Total Short-Term Investments (Cost $99,832,693)		99,832,693

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.77% (Cost $2,429,349,581)		2,626,193,409

	Shares
SECURITIES LENDING COLLATERAL - 6.81%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $179,163,994)	179,163,994	179,163,994

TOTAL INVESTMENTS - 106.58% (Cost $2,608,513,575)		2,805,357,403

OTHER ASSETS & LIABILITIES, NET - (6.58%)		(173,098,265)

NET ASSETS - 100.00%		$2,632,259,138

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	26.81%
Health Care	19.90%
Consumer Discretionary	14.23%
Consumer Staples	11.55%
Short-Term Investments & Securities Lending Collateral	10.60%
Materials & Processing	8.60%
Utilities	7.07%
Technology	5.66%
Multi-Industry	1.17%
Autos & Transportation	0.65%
Producer Durables	0.34%

106.58%
Other Assets & Liabilities, Net	(6.58%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.90%

Autos & Transportation - 5.02%

C.H. Robinson Worldwide Inc	702,234	$36,881,330
Expeditors International of Washington Inc †	649,192	26,811,630

		63,692,960

Consumer Discretionary - 37.59%

Abercrombie & Fitch Co ‘A’ †	435,550	31,786,439
Amazon.com Inc * †	178,219	12,191,962
Apollo Group Inc ‘A’ * †	500,481	29,243,105
AutoZone Inc * †	173,961	23,766,552
Baidu.com Inc ADR * (Cayman)	126,770	21,294,825
Choice Hotels International Inc †	317,363	12,542,186
ChoicePoint Inc * †	530,540	22,521,423
Discovery Holding Co ‘A’ * †	796,523	18,312,064
Focus Media Holding Ltd ADR * † (Cayman)	327,158	16,521,479
Grupo Televisa SA ADR (Mexico)	1,268,267	35,016,852
Hilton Hotels Corp	337,112	11,283,139
InterContinental Hotels Group PLC ADR (United Kingdom)	758,964	18,807,117
Iron Mountain Inc * †	856,541	22,381,416
ITT Educational Services Inc * †	111,845	13,128,366
Lamar Advertising Co ‘A’ †	186,350	11,695,326
Li & Fung Ltd + (Bermuda)	6,962,000	25,059,329
Monster Worldwide Inc *	682,136	28,035,790
NHN Corp * + (South Korea)	99,251	18,066,042
PetSmart Inc †	321,584	10,435,401
The Corporate Executive Board Co †	528,592	34,310,907
Weight Watchers International Inc †	231,402	11,764,478
Wendy’s International Inc	501,887	18,444,347
Wynn Resorts Ltd †	338,234	30,336,207

		476,944,752

Energy - 2.55%

Southwestern Energy Co *	727,341	32,366,674

Financial Services - 10.43%

Alleghany Corp * †	46,121	18,748,186
Brown & Brown Inc †	390,036	9,805,505
Calamos Asset Management Inc ‘A’ †	698,834	17,855,209
Fortress Investment Group LLC ‘A’ †	48,143	1,146,766
Global Payments Inc †	469,170	18,602,590
Janus Capital Group Inc †	1,056,736	29,419,530
Leucadia National Corp †	574,305	20,244,251
People’s United Financial Inc	932,599	16,534,980

		132,357,017

Health Care - 7.95%

Dade Behring Holdings Inc	693,018	36,813,116
Gen-Probe Inc *	229,417	13,861,375
Stericycle Inc * †	543,324	24,156,185
Techne Corp * †	453,999	25,973,283

		100,803,959

Integrated Oils - 4.12%

Ultra Petroleum Corp * † (Canada)	946,945	52,309,242

Materials & Processing - 9.92%

Cabot Corp †	237,775	11,337,112
Chaparral Steel Co †	294,372	21,156,516
Forest City Enterprises Inc ‘A’ †	396,822	24,396,617
MeadWestvaco Corp †	338,338	11,950,098
Nalco Holding Co †	1,120,154	30,748,227
Texas Industries Inc †	213,572	16,746,180
The St. Joe Co †	206,209	9,555,725

		125,890,475

Producer Durables - 6.11%

Crown Castle International Corp * †	663,902	24,079,726
Desarrolladora Homex SAB de CV ADR * † (Mexico)	293,533	17,785,164
NVR Inc * †	23,114	15,711,741
Pentair Inc †	515,302	19,875,198

		77,451,829

Technology - 5.51%

Equinix Inc * †	286,236	26,182,007
salesforce.com inc * †	406,006	17,401,417
SAVVIS Inc * †	242,040	11,983,400
Tessera Technologies Inc *	352,343	14,287,509

		69,854,333

Utilities - 5.70%

NII Holdings Inc * †	500,803	40,434,834
Questar Corp †	255,450	13,500,532
Tencent Holdings Ltd + (Cayman)	4,589,000	18,447,624

		72,382,990

Total Common Stocks (Cost $1,093,016,773)		1,204,054,231

OPEN-END MUTUAL FUND - 3.07%

Aeroplan Income Fund (Canada)	1,956,339	38,989,042

Total Open-End Mutual Fund (Cost $30,492,916)		38,989,042

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.26%

U.S. Government Agency Issue - 2.26%

Federal Home Loan Bank 4.800% due 07/02/07	$28,600,000	28,596,187

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $16,006; collateralized by U.S. Treasury Notes: 3.000% due 02/15/08 and market value $19,950)	16,000	16,000

Total Short-Term Investments (Cost $28,612,187)		28,612,187

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.23% (Cost $1,152,121,876)		1,271,655,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.39%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $309,534,740)	309,534,740	$309,534,740

TOTAL INVESTMENTS - 124.62% (Cost $1,461,656,616)		1,581,190,200

OTHER ASSETS & LIABILITIES, NET - (24.62%)		(312,392,533)

NET ASSETS - 100.00%		$1,268,797,667

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	37.59%
Short-Term Investments & Securities Lending Collateral	26.65%
Financial Services	10.43%
Materials & Processing	9.92%
Health Care	7.95%
Producer Durables	6.11%
Utilities	5.70%
Technology	5.51%
Autos & Transportation	5.02%
Integrated Oils	4.12%
Open-End Mutual Fund	3.07%
Energy	2.55%

124.62%
Other Assets & Liabilities, Net	(24.62%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $61,572,995, or 4.85% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.60%

Consumer Discretionary - 6.85%

Hilton Hotels Corp †	657,677	$22,012,449
Morgans Hotel Group Co * †	364,920	8,896,750
Starwood Hotels & Resorts Worldwide Inc †	686,335	46,032,488

		76,941,687

Financial Services - 89.13%

Acadia Realty Trust REIT †	204,750	5,313,262
AMB Property Corp REIT	481,270	25,613,189
American Campus Communities Inc REIT †	25,850	731,297
Archstone-Smith Trust REIT †	546,020	32,275,242
AvalonBay Communities Inc REIT †	359,924	42,787,765
Boston Properties Inc REIT	554,212	56,601,672
Brandywine Realty Trust REIT †	694,707	19,854,726
BRE Properties Inc REIT †	218,783	12,971,644
Brookfield Properties Corp (Canada)	2,189,767	53,233,236
Camden Property Trust REIT †	122,280	8,189,092
Cedar Shopping Centers Inc REIT †	151,120	2,168,572
Cogdell Spencer Inc REIT	119,210	2,454,534
Colonial Properties Trust REIT	27,800	1,013,310
DCT Industrial Trust Inc REIT	80,340	864,458
DiamondRock Hospitality Co REIT †	72,220	1,377,958
Douglas Emmett Inc REIT †	199,120	4,926,229
Duke Realty Corp REIT †	45,070	1,607,647
EastGroup Properties Inc REIT †	37,320	1,635,362
Equity Lifestyle Properties Inc REIT †	324,047	16,912,013
Equity One Inc REIT †	3,590	91,725
Equity Residential REIT †	1,700,147	77,577,708
Essex Property Trust Inc REIT †	196,515	22,854,694
Federal Realty Investment Trust REIT †	386,106	29,830,550
General Growth Properties Inc REIT †	631,530	33,439,514
GMH Communities Trust REIT †	117,590	1,139,447
Health Care Property Investors Inc REIT †	204,293	5,910,196
Healthcare Realty Trust Inc REIT †	558,260	15,508,463
Hersha Hospitality Trust REIT	431,026	5,094,727
Host Hotels & Resorts Inc REIT †	2,866,841	66,281,364
Kilroy Realty Corp REIT †	117,789	8,344,173
Kimco Realty Corp REIT †	660	25,126
LaSalle Hotel Properties REIT †	66,590	2,891,338
Legacy Hotels REIT (Canada)	1,036,292	11,576,508
Liberty Property Trust REIT †	172,369	7,572,170
Mack-Cali Realty Corp REIT †	635,201	27,624,891
Maguire Properties Inc REIT †	62,110	2,132,236
Mid-America Apartment Communities Inc REIT	176,015	9,237,267
Parkway Properties Inc REIT †	24,369	1,170,443
Plum Creek Timber Co Inc REIT †	391,533	16,311,265
Post Properties Inc REIT †	575,371	29,994,090
ProLogis REIT †	312,755	17,795,760
PS Business Parks Inc REIT	6,330	401,132
Public Storage Inc REIT	365,588	28,084,470
Ramco-Gershenson Properties Trust REIT †	30,350	1,090,476
Regency Centers Corp REIT †	536,889	37,850,674
Republic Property Trust REIT †	232,290	2,845,552
Senior Housing Properties Trust REIT †	1,032,940	21,020,329
Simon Property Group Inc REIT †	1,009,015	93,878,756
SL Green Realty Corp REIT †	110,180	13,650,200
Sovran Self Storage Inc REIT	145,287	6,997,022
Strategic Hotels & Resorts Inc REIT †	1,085,874	24,421,306
Sunstone Hotel Investors Inc REIT †	125,118	3,552,100
Taubman Centers Inc REIT †	133,150	6,605,572
The Macerich Co REIT †	425,534	35,072,512
UDR Inc REIT	1,110	29,193
Universal Health Realty Income Trust REIT †	74,300	2,474,190
Vornado Realty Trust REIT †	366,555	40,262,401

		1,001,170,748

Health Care - 1.09%

Assisted Living Concepts Inc ‘A’ * †	573,540	6,108,201
Manor Care Inc †	12,090	789,356
Tenet Healthcare Corp * †	814,590	5,302,981

		12,200,538

Materials & Processing - 1.53%

Brookfield Homes Corp †	36,881	1,072,868
Forest City Enterprises Inc ‘A’ †	262,970	16,167,396

		17,240,264

Total Common Stocks (Cost $817,348,032)		1,107,553,237

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.05%

Repurchase Agreement - 1.05%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $11,830,287; collateralized by U.S. Treasury Bonds: 7.875% due 02/15/21 and market value $12,066,150)	$11,826,000	11,826,000

Total Short-Term Investment (Cost $11,826,000)		11,826,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.65% (Cost $829,174,032)		1,119,379,237

	Shares
SECURITIES LENDING COLLATERAL - 25.73%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $288,984,471)	288,984,471	288,984,471

TOTAL INVESTMENTS - 125.38% (Cost $1,118,158,503)		1,408,363,708

OTHER ASSETS & LIABILITIES, NET - (25.38%)		(285,078,627)

NET ASSETS - 100.00%		$1,123,285,081

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	21.89%
Retail	21.85%
Residential	21.26%
Lodging	17.11%
Diversified	6.62%
Healthcare/Assisted Living	5.30%
Self Storage	3.12%
Land	1.45%

98.60%
Short-Term Investment & Securities Lending Collateral	26.78%
Other Assets & Liabilities, Net	(25.38%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO (Formerly VN Small-Cap Value Portfolio)
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.30%

Autos & Transportation - 1.63%

Arlington Tankers Ltd † (Bermuda)	120,183	$3,446,848
Forward Air Corp †	96,000	3,272,640

		6,719,488

Consumer Discretionary - 15.97%

Aaron Rents Inc †	237,841	6,944,957
AFC Enterprises Inc * †	177,375	3,066,814
Brightpoint Inc * †	174,950	2,412,560
Central Garden & Pet Co * †	356,675	4,372,835
Columbia Sportswear Co †	77,228	5,304,019
Guitar Center Inc *	138,000	8,253,780
Monro Muffler Brake Inc †	114,577	4,290,909
Regis Corp	105,865	4,049,336
Stage Stores Inc †	152,375	3,193,780
The Men’s Wearhouse Inc †	119,700	6,113,079
Triarc Cos Inc ‘B’ †	259,070	4,067,399
United Auto Group Inc	186,865	3,978,356
Waste Connections Inc * †	117,640	3,557,434
WESCO International Inc * †	103,595	6,262,318

		65,867,576

Consumer Staples - 1.54%

Ralcorp Holdings Inc * †	119,000	6,360,550

Energy - 9.54%

Arena Resources Inc * †	136,125	7,910,224
Atwood Oceanics Inc *	33,800	2,319,356
Continental Resources Inc * †	405,975	6,495,600
Gulfport Energy Corp * †	219,355	4,382,713
Oil States International Inc * †	171,625	7,094,978
PetroQuest Energy Inc *	394,300	5,733,122
St. Mary Land & Exploration Co †	148,050	5,421,591

		39,357,584

Financial Services - 14.97%

Affiliated Managers Group Inc * †	64,125	8,256,735
Financial Federal Corp †	142,251	4,241,925
First Cash Financial Services Inc *	215,641	5,054,625
HCC Insurance Holdings Inc	191,069	6,383,615
Hilb Rogal & Hobbs Co †	103,950	4,455,297
JER Investors Trust Inc REIT †	20	300
MB Financial Inc †	98,320	3,415,637
McGrath RentCorp †	154,077	5,190,854
Prosperity Bancshares Inc	165,350	5,416,866
Raymond James Financial Inc	235,987	7,291,998
Sterling Financial Corp WA †	199,150	5,763,401
United Fire & Casualty Co	177,199	6,269,301

		61,740,554

Health Care - 7.25%

Healthcare Services Group Inc †	110,575	3,261,962
Healthspring Inc * †	244,100	4,652,546
LHC Group Inc * †	200,115	5,243,013
Medical Action Industries Inc * †	118,364	2,137,654
Owens & Minor Inc †	158,525	5,538,864
Pediatrix Medical Group Inc * †	164,525	9,073,554

		29,907,593

Materials & Processing - 10.58%

Airgas Inc	85,700	4,105,030
Corn Products International Inc	76,430	3,473,744
Cytec Industries Inc †	61,590	3,927,594
FMC Corp	64,100	5,729,899
Lennox International Inc †	249,925	8,554,933
The Scotts Miracle-Gro Co ‘A’ †	123,575	5,306,310
The Valspar Corp †	197,775	5,618,788
URS Corp *	142,275	6,907,451

		43,623,749

Multi-Industry - 2.44%

Brunswick Corp †	81,050	2,644,662
Teleflex Inc	90,950	7,437,891

		10,082,553

Producer Durables - 17.49%

Actuant Corp ‘A’ †	97,700	6,160,962
Alliant Techsystems Inc * †	118,115	11,711,102
ARRIS Group Inc * †	292,275	5,141,117
ATMI Inc * †	126,265	3,787,950
Brooks Automation Inc * †	244,850	4,444,028
General Cable Corp * †	125,375	9,497,156
IDEX Corp	153,287	5,907,681
Kennametal Inc	67,675	5,551,380
Moog Inc ‘A’ * †	172,260	7,598,389
Nordson Corp †	111,470	5,591,335
Rofin-Sinar Technologies Inc * †	54,897	3,787,893
Team Inc * †	66,408	2,986,368

		72,165,361

Technology - 10.81%

Blackbaud Inc †	83,375	1,840,920
Ciena Corp * †	104,850	3,788,230
CommScope Inc * †	140,225	8,182,129
DRS Technologies Inc †	84,075	4,814,975
Micros Systems Inc * †	66,620	3,624,128
Microsemi Corp * †	174,425	4,177,479
Sybase Inc * †	274,075	6,547,652
Tyler Technologies Inc * †	215,125	2,669,701
Vignette Corp *	218,925	4,194,603
Western Digital Corp * †	244,775	4,736,396

		44,576,213

Utilities - 2.08%

Vectren Corp	200,525	5,400,138
Westar Energy Inc †	131,665	3,196,826

		8,596,964

Total Common Stocks (Cost $368,002,176)		388,998,185

EXCHANGE-TRADED FUND - 2.86%

iShares Russell 2000 Value Index Fund †	143,875	11,819,331

Total Exchange-Traded Fund (Cost $12,039,890)		11,819,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.92%

Repurchase Agreement - 4.92%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $20,294,354; collateralized by U.S. Treasury Notes: 3.875% due 09/15/10 and market value $20,694,136)	$20,287,000	$20,287,000

Total Short-Term Investment (Cost $20,287,000)		20,287,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.08% (Cost $400,329,066)		421,104,516

	Shares
SECURITIES LENDING COLLATERAL - 22.94%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $94,613,115)	94,613,115	94,613,115

TOTAL INVESTMENTS - 125.02% (Cost $494,942,181)		515,717,631

OTHER ASSETS & LIABILITIES, NET - (25.02%)		(103,195,312)

NET ASSETS - 100.00%		$412,522,319

Note to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	27.86%
Producer Durables	17.49%
Consumer Discretionary	15.97%
Financial Services	14.97%
Technology	10.81%
Materials & Processing	10.58%
Energy	9.54%
Health Care	7.25%
Exchange-Traded Fund	2.86%
Multi-Industry	2.44%
Utilities	2.08%
Autos & Transportation	1.63%
Consumer Staples	1.54%
125.02%
Other Assets & Liabilities, Net	(25.02%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
Schedule of Investments
Explanation of Symbols and Terms
June 30, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2007.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees, (the “Board”), including considerations to determine fair values for certain foreign securities.

Δ	Rate shown reflects 7-day yield as of June 30, 2007.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2007.

¤	Securities were in default as of June 30, 2007.

±	Securities are grouped by coupon rate and represent a range of maturities.

⌂	A portion of this security is subject to call/put options written.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of June 30, 2007.

□	Securities were fully/partially segregated with the broker(s)/custodian as collateral for swap contracts as of June 30, 2007.

Ω	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities purchased on a delayed-delivery basis as of June 30, 2007.

Φ	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts written as of June 30, 2007.

λ	Total shares owned by the portfolio as of June 30, 2007 was less than one share.

∞	Unsettled position. Contract rates do not take effect until settlement date.

Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth	Value	Small-Cap	Index	Index	Research
	Portfolio(1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$960,806	$4,439,962	$1,163,373	$2,333,632	$2,127,764	$1,674,438
Cash (2)	—	8,685	33	5,058	8,000	—
Foreign currency held, at value	—	4,324	632	—	—	—
Receivables:
Dividends and interest	100	20,912	4,082	2,431	1,641	1,254
Fund shares sold	36	1,934	653	46	230	680
Securities sold	2,224	2,512	9,652	1,435	4,905	44,592
Variation margin	—	141	—	—	—	—
Other Assets	—	76	55	—	—	—

Total Assets	$963,166	$4,478,546	$1,178,480	$2,342,602	$2,142,540	$1,720,964

LIABILITIES
Payable upon return of securities loaned	206,882	525,584	120,561	123,207	495,746	189,794
Payables:
Fund shares redeemed	8	30	—	1,816	1,173	28
Securities purchased	4,146	1,949	25,475	3,314	4,078	22,045
Due to custodian	5	—	—	—	895	3
Variation margin	—	—	—	129	774	—
Accrued advisory fees	371	2,096	713	91	412	801
Accrued service fees	9	47	12	22	21	15
Accrued support service expenses	8	34	9	15	17	11
Accrued custodian and portfolio accounting fees	33	245	111	49	26	44
Accrued deferred trustee compensation and retirement benefits	14	69	2	73	47	22
Accrued other	23	94	45	58	39	46

Total Liabilities	211,499	530,148	146,928	128,774	503,228	212,809

NET ASSETS	$751,667	$3,948,398	$1,031,552	$2,213,828	$1,639,312	$1,508,155

NET ASSETS CONSIST OF:
Paid-in capital	$702,747	$3,206,205	$903,673	$2,050,033	$1,568,063	$1,406,874
Undistributed/accumulated net investment income (loss)	(14)	44,710	7,534	20,093	8,414	5,146
Undistributed/accumulated net realized gain (loss)	77,978	62,621	(15,763)	101,845	56,464	138,822
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(29,044)	634,862	136,108	41,857	6,371	(42,687)

NET ASSETS	$751,667	$3,948,398	$1,031,552	$2,213,828	$1,639,312	$1,508,155

Shares outstanding, $.001 par value (unlimited shares authorized)	59,451	200,839	88,676	63,612	109,121	105,765

Net Asset Value Per Share	$12.64	$19.66	$11.63	$34.80	$15.02	$14.26

Investments and repurchase agreements, at cost	$936,755	$3,804,432	$1,027,265	$1,953,127	$1,946,105	$1,472,268
Repurchase agreements, at value	32,534	70,104	39,287	102,175	193,481	44,752
Securities on loan, at value	197,701	505,595	113,381	119,011	470,215	183,211
Foreign currency held, at cost	—	5,262	631	—	—	—

(1)	Formerly named Fasciano Small Equity Portfolio.

(2)	Includes margin deposits segregated for futures contracts in the International Value, Equity Index, and Small-Cap Index Portfolios of $8,685, $5,000 and $8,000, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$329,410	$1,974,723	$1,442,426	$3,115,186	$117,993	$1,438,379
Cash (1)	—	—	—	—	1	1,176
Receivables:
Dividends and interest	137	—	—	4,040	21	8,936
Fund shares sold	6	4,984	692	1,178	23	1,086
Securities sold	6,140	—	—	—	3,788	9,200

Total Assets	335,693	1,979,707	1,443,118	3,120,404	121,826	1,458,777

LIABILITIES
Payable upon return of securities loaned	35,724	—	—	138,582	21,949	27,613
Payables:
Fund shares redeemed	307	13	14	21	136	—
Securities purchased	4,297	—	—	—	3,823	19,924
Due to custodian	—	4,971	678	5	—	—
Variation margin	—	—	—	—	—	313
Accrued advisory fees	111	639	467	1,502	71	451
Accrued service fees	3	22	13	47	1	11
Accrued support service expenses	2	15	9	24	1	9
Accrued custodian and portfolio accounting fees	40	12	9	61	9	45
Accrued deferred trustee compensation and retirement benefits	20	14	8	81	4	38
Accrued other	43	66	51	71	5	38

Total Liabilities	40,547	5,752	1,249	140,394	25,999	48,442

NET ASSETS	$295,146	$1,973,955	$1,441,869	$2,980,010	$95,827	$1,410,335

NET ASSETS CONSIST OF:
Paid-in capital	$277,029	$1,841,610	$1,274,074	$2,807,267	$84,418	$1,455,763
Undistributed/accumulated net investment income (loss)	274	1,815	(796)	16,891	(297)	658
Undistributed/accumulated net realized gain (loss)	10,236	62,607	245,097	27,194	8,062	(40,511)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	7,607	67,923	(76,506)	128,658	3,644	(5,575)

NET ASSETS	$295,146	$1,973,955	$1,441,869	$2,980,010	$95,827	$1,410,335

Shares outstanding, $.001 par value (unlimited shares authorized)	13,276	151,687	101,098	201,121	13,654	146,408

Net Asset Value Per Share	$22.23	$13.01	$14.26	$14.82	$7.02	$9.63

Investments and repurchase agreements, at cost	$292,747	$1,744,170	$1,275,260	$2,599,726	$106,048	$1,444,458
Repurchase agreements, at value	2,495	—	—	85,563	1,057	58,531
Securities on loan, at value	34,730	—	—	133,267	21,263	26,877

(1)	Includes margin deposits segregated for futures contracts in the Short Duration Bond Portfolio of $1,157.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan	Bond	LT	30	Sciences	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$707,414	$3,322,158	$2,044,914	$376,821	$163,438	$5,419,593
Cash (1)	207,237	—	5,293	1	—	—
Foreign currency held, at value	56	—	27	133	—	—
Deposits with brokers for securities sold short	—	286,044	—	—	—	—
Receivables:
Dividends and interest	2,648	12,876	1,542	69	37	3,627
Fund shares sold	2,033	1,235	219	7	—	996
Securities sold	19,663	1,464,597	12,501	—	204	72,188
Swap agreements	—	5,758	—	—	—	—
Other	—	—	—	—	—	—
Swap appreciation	—	1,975	—	—	—	—
Forward foreign currency contracts appreciation	—	—	105	—	—	—

Total Assets	939,051	5,094,643	2,064,601	377,031	163,679	5,496,404

LIABILITIES
Payable upon return of securities loaned	—	286,674	176,310	91,583	34,195	772,077
Payables:
Fund shares redeemed	—	—	266	88	111	934
Securities purchased	221,306	2,682,978	15,318	—	126	32,627
Securities sold short, at value	—	286,492	—	—	—	—
Swap agreements	—	239	—	—	—	—
Due to custodian	—	1,076	—	—	—	3,621
Variation margin	—	29	—	—	—	—
Accrued advisory fees	448	603	853	168	99	2,485
Accrued service fees	12	25	20	3	1	51
Accrued support service expenses	8	17	15	3	1	37
Accrued custodian and portfolio accounting fees	70	41	59	11	5	111
Accrued deferred trustee compensation and retirement benefits	—	2	72	3	5	62
Accrued other	27	48	52	10	5	127
Outstanding options written, at value	—	7,805	380	—	—	—
Swap depreciation	—	5,007	—	—	—	—
Forward foreign currency contracts depreciation	—	—	300	—	—	—
Unfunded loan commitment depreciation	8	—	—	—	—	—
Other liabilities	5	—	—	—	—	—

Total Liabilities	221,884	3,271,036	193,645	91,869	34,548	812,132

NET ASSETS	$717,167	$1,823,607	$1,870,956	$285,162	$129,131	$4,684,272

NET ASSETS CONSIST OF:
Paid-in capital	$715,298	$1,855,234	$1,686,881	$248,289	$120,453	$4,173,337
Undistributed/accumulated net investment income (loss)	3,841	665	8,469	866	(277)	13,183
Undistributed/accumulated net realized gain (loss)	—	(15,872)	68,116	20,780	6,436	488,478
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	(1,972)	(16,420)	107,490	15,227	2,519	9,274

NET ASSETS	$717,167	$1,823,607	$1,870,956	$285,162	$129,131	$4,684,272

Shares outstanding, $.001 par value (unlimited shares authorized)	71,504	183,389	75,104	20,181	11,623	235,378

Net Asset Value Per Share	$10.03	$9.94	$24.91	$14.13	$11.11	$19.90

Investments and repurchase agreements, at cost	$709,381	$3,334,681	$1,628,255	$302,056	$141,956	$5,028,257
Repurchase agreements, at value	16,166	—	18	26	5,124	240,404
Securities on loan, at value	—	279,316	170,095	89,212	32,579	745,920
Foreign currency held, at cost	55	—	27	132	—	—
Proceeds from securities sold short	—	286,044	—	—	—	—
Premiums received from outstanding options written	—	7,584	379	—	—	—

(1)	Includes cash deposits segregated for options written in the Growth LT Portfolio of $5,281.

(2)	Amount includes unfunded loan commitment depreciation for the Floating Rate Loan Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$934,892	$3,496,913	$870,655	$589,039	$2,629,214	$1,925,356
Cash	—	—	—	1	20	—
Foreign currency held, at value	—	28,446	—	—	—	10,015
Receivables:
Dividends and interest	407	19,997	530	2,090	2,764	3,873
Fund shares sold	532	1,896	24	32	838	607
Securities sold	1,416	—	2,500	12,826	24,780	21,399
Swap agreements	—	—	—	400	—	—
Variation margin	—	—	—	68	—	—
Swap appreciation	—	—	—	713	—	—
Other Assets	—	2	—	—	—	—

Total Assets	937,247	3,547,254	873,709	605,169	2,657,616	1,961,250

LIABILITIES
Payable upon return of securities loaned	71,151	498,729	204,430	51,628	127,880	94,080
Payables:
Fund shares redeemed	156	44	26	349	26	155
Securities purchased	—	636	224	46,404	22,482	13,239
Swap agreements	—	—	—	46	—	—
Due to custodian	—	3	—	—	—	4,851
Accrued advisory fees	491	1,858	414	189	932	1,187
Accrued service fees	4	25	7	6	28	20
Accrued support service expenses	11	22	4	4	21	16
Accrued custodian and portfolio accounting fees	34	278	19	23	107	368
Accrued deferred trustee compensation and retirement benefits	46	58	13	26	63	19
Accrued foreign capital gains tax	—	—	—	—	—	1,915
Accrued other	34	88	24	17	96	39
Outstanding options written, at value	—	—	—	28	—	—
Swap depreciation	—	—	—	637	—	—
Other liabilities	—	—	—	—	—	5

Total Liabilities	71,927	501,741	205,161	99,357	151,635	115,894

NET ASSETS	$865,320	$3,045,513	$668,548	$505,812	$2,505,981	$1,845,356

NET ASSETS CONSIST OF:
Paid-in capital	$741,678	$1,975,958	$604,861	$474,978	$2,345,402	$1,251,013
Undistributed/accumulated net investment income (loss)	(1,353)	57,375	6,545	6,598	15,079	10,798
Undistributed net realized gain	177,945	557,410	26,372	22,402	117,730	109,235
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(52,950)	454,770	30,770	1,834	27,770	474,310

NET ASSETS	$865,320	$3,045,513	$668,548	$505,812	$2,505,981	$1,845,356

Shares outstanding, $.001 par value (unlimited shares authorized)	104,047	317,119	42,392	26,941	96,760	99,717

Net Asset Value Per Share	$8.32	$9.60	$15.77	$18.77	$25.90	$18.51

Investments and repurchase agreements, at cost	$858,606	$3,042,234	$728,949	$528,625	$2,374,720	$1,449,145
Repurchase agreements, at value	14,960	251	8,072	13,080	11,298	93,719
Securities on loan, at value	69,299	477,510	197,122	49,621	123,776	87,895
Foreign currency held, at cost	—	28,263	—	—	—	10,031
Premiums received from outstanding options written	—	—	—	145	—	—

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$6,042,554	$8,509,854	$947,064	$919,233	$2,805,357	$1,581,190
Cash	—	129	1	2,265	—	—
Foreign currency held, at value	98,751	16,230	—	—	—	1
Deposits with brokers for securities sold short	1,517,831	136,055	—	—	—	—
Receivables:
Dividends and interest	58,848	18,842	1,409	14,493	3,170	313
Fund shares sold	759	1,061	1,097	308	1,657	1,302
Securities sold	1,350,099	102,451	—	4,595	6,862	93
Swap agreements	37,096	2,624	—	—	—	—
Variation margin	2,480	—	—	—	—	—
Swap appreciation	57,159	10,684	—	—	—	—
Forward foreign currency contracts appreciation	4,544	688	—	—	—	—
Unfunded loan commitment appreciation	—	—	—	111	—	—

Total Assets	9,170,121	8,798,618	949,571	941,005	2,817,046	1,582,899

LIABILITIES
Payable upon return of securities loaned	608,953	—	—	131,611	179,164	309,535
Payables:
Fund shares redeemed	294	73	363	1	5	—
Securities purchased	2,575,039	4,480,422	—	12,404	3,889	3,698
Swap agreements	93,242	4,963	—	—	—	—
Securities sold short, at value	1,527,446	136,860	—	—	—	—
Floating rate certificates	4,415	1,670	—	—	—	—
Due to custodian	1,983	—	—	—	—	—
Variation margin	—	3,417	—	—	—	—
Accrued advisory fees	1,405	1,353	105	270	1,515	726
Accrued service fees	49	48	10	9	33	14
Accrued support service expenses	32	29	6	7	24	12
Accrued custodian and portfolio accounting fees	130	96	21	20	61	56
Accrued deferred trustee compensation and retirement benefits	122	80	53	33	21	12
Accrued interest	45	21	—	—	—	—
Accrued other	90	96	22	18	75	48
Outstanding options written, at value	7,571	678	—	—	—	—
Swap depreciation	23,485	8,710	—	—	—	—
Forward foreign currency contracts depreciation	11,996	604	—	—	—	—
Other liabilities	667	19	—	2	—	—

Total Liabilities	4,856,964	4,639,139	580	144,375	184,787	314,101

NET ASSETS	$4,313,157	$4,159,479	$948,991	$796,630	$2,632,259	$1,268,798

NET ASSETS CONSIST OF:
Paid-in capital	$4,418,794	$4,442,473	$948,819	$932,238	$2,542,360	$1,136,489
Undistributed net investment income	7,914	6,978	173	530	15,667	4,686
Undistributed/accumulated net realized gain (loss)	(77,519)	(305,438)	(1)	(141,308)	49,399	41,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (1)	(36,032)	15,466	—	5,170	24,833	86,142

NET ASSETS	$4,313,157	$4,159,479	$948,991	$796,630	$2,632,259	$1,268,798

Shares outstanding, $.001 par value (unlimited shares authorized)	403,069	392,606	94,165	116,158	232,304	131,390

Net Asset Value Per Share	$10.70	$10.59	$10.08	$6.86	$11.33	$9.66

Investments and repurchase agreements, at cost	$6,090,184	$8,493,315	$947,064	$914,174	$2,608,514	$1,461,657
Repurchase agreements, at value	9,379	7,693	—	1,090	46	16
Securities on loan, at value	555,588	—	—	126,617	173,052	300,219
Foreign currency held, at cost	98,214	16,169	—	—	—	1
Proceeds from securities sold short	1,517,831	136,055	—	—	—	—
Premiums received from outstanding options written	25,498	1,104	—	—	—	—

(1)	Amount includes unfunded loan commitment appreciation for the High Yield Bond Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except per share amounts)

	Real	Small-Cap
	Estate	Equity
	Portfolio	Portfolio(1)

ASSETS
Investments and repurchase agreements, at value	$1,408,364	$515,718
Cash	1	—
Foreign currency held, at value	164	—
Receivables:
Dividends and interest	3,771	316
Fund shares sold	83	262
Securities sold	2,080	8,268

Total Assets	1,414,463	524,564

LIABILITIES
Payable upon return of securities loaned	288,984	94,613
Payables:
Fund shares redeemed	654	3
Securities purchased	618	17,131
Accrued advisory fees	794	258
Accrued service fees	12	6
Accrued support service expenses	11	7
Accrued custodian and portfolio accounting fees	40	12
Accrued deferred trustee compensation and retirement benefits	23	1
Accrued other	42	11

Total Liabilities	291,178	112,042

NET ASSETS	$1,123,285	$412,522

NET ASSETS CONSIST OF:
Paid-in capital	$1,156,006	$396,459
Undistributed net investment income	2,033	596
Undistributed net realized gain	145,327	4,142
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(180,081)	11,325

NET ASSETS	$1,123,285	$412,522

Shares outstanding, $.001 par value (unlimited shares authorized)	44,101	31,409

Net Asset Value Per Share	$25.47	$13.13

Investments and repurchase agreements, at cost	$1,118,159	$494,942
Repurchase agreements, at value	11,826	20,287
Securities on loan, at value	279,713	91,060
Foreign currency held, at cost	154	—

(1)	Formerly named VN Small-Cap Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth	Value	Small-Cap	Index	Index	Research
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,331	$56,665	$11,464	$21,068	$7,008	$11,137
Interest, net of foreign taxes withheld	800	1,617	619	2,180	3,866	1,313
Securities lending	237	2,211	433	79	968	104
Other	—	—	2	—	—	—

Total Investment Income	2,368	60,493	12,518	23,327	11,842	12,554

EXPENSES
Advisory fees	2,037	12,302	4,209	2,198	2,712	6,700
Service fees	240	1,268	334	755	537	510
Support service expenses	17	72	22	52	52	32
Custodian fees and expenses	27	336	132	1	6	7
Portfolio accounting and tax fees	26	138	45	110	57	77
Printing expenses	8	45	12	31	19	21
Postage and mailing expenses	6	30	8	20	12	14
Legal and audit fees	12	55	15	39	24	26
Trustees’ fees and expenses	6	31	8	22	13	15
Interest expense and commitment fees	1	2	1	2	2	1
Offering expenses	—	—	2	—	—	—
Other	7	33	22	18	12	14

Total Expenses	2,387	14,312	4,810	3,248	3,446	7,417
Custodian and Other Credits	(3)	(18)	(4)	(4)	(13)	(2)
Advisory Fee Waiver (2)	(2)	(12)	(3)	(10)	(5)	(7)

Net Expenses	2,382	14,282	4,803	3,234	3,428	7,408

NET INVESTMENT INCOME (LOSS)	(14)	46,211	7,715	20,093	8,414	5,146

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	78,402	60,051	21,767	95,514	50,759	136,580
Futures contracts and swap transactions	(424)	2,412	(70)	6,331	5,705	2,242
Foreign currency transactions	—	906	260	—	—	—

Net Realized Gain	77,978	63,369	21,957	101,845	56,464	138,822

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(29,044)	242,931	73,178	43,251	7,087	(42,687)
Futures contracts and swaps	—	(396)	—	(1,394)	(716)	—
Foreign currencies	—	(453)	1	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	(29,044)	242,082	73,179	41,857	6,371	(42,687)

NET GAIN	48,934	305,451	95,136	143,702	62,835	96,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,920	$351,662	$102,851	$163,795	$71,249	$101,281

Foreign taxes withheld on dividends and interest	$7	$6,775	$1,327	$—	$2	$88

(1)	Formerly named Fasciano Small Equity Portfolio.

(2)	The Advisory Fee Reduction Program expired April 30, 2007 (See Note 3 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,130	$—	$—	$25,454	$209	$—
Dividends from mutual fund investments	—	5,844	2,852	—	—	—
Interest, net of foreign taxes withheld	62	—	—	2,772	20	45,756
Securities lending	13	—	—	334	48	107
Other	—	—	—	—	—	19

Total Investment Income	1,205	5,844	2,852	28,560	277	45,882

EXPENSES
Advisory fees	790	7,544	7,229	10,338	506	4,918
Service fees	101	645	488	1,006	32	486
Support service expenses	6	35	31	58	2	33
Custodian fees and expenses	3	—	—	5	15	13
Portfolio accounting and tax fees	16	18	17	120	9	93
Printing expenses	4	24	20	37	1	22
Postage and mailing expenses	2	15	13	24	1	14
Legal and audit fees	5	33	29	45	2	27
Trustees’ fees and expenses	3	17	15	26	1	16
Interest expense and commitment fees	—	1	1	3	2	2
Other	3	15	11	21	4	12

Total Expenses	933	8,347	7,854	11,683	575	5,636
Custodian and Other Credits	(1)	(3)	—	(3)	(1)	(8)
Advisory Fee Waiver (1), (2)	(1)	(4,315)	(4,206)	(11)	—	(8)

Net Expenses	931	4,029	3,648	11,669	574	5,620

NET INVESTMENT INCOME (LOSS)	274	1,815	(796)	16,891	(297)	40,262

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investment security and forward transactions	10,236	62,607	245,097	27,115	8,061	422
Futures contracts and swap transactions	—	—	—	75	—	714
Foreign currency transactions	—	—	—	4	1	—

Net Realized Gain	10,236	62,607	245,097	27,194	8,062	1,136

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	7,607	67,923	(76,506)	128,658	3,644	(4,165)
Futures contracts and swaps	—	—	—	—	—	(240)

Change in Net Unrealized Appreciation (Depreciation)	7,607	67,923	(76,506)	128,658	3,644	(4,405)

NET GAIN (LOSS)	17,843	130,530	168,591	155,852	11,706	(3,269)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,117	$132,345	$167,795	$172,743	$11,409	$36,993

Foreign taxes withheld on dividends and interest	$7	$—	$—	$449	$8	$—

(1)	Prior to May 1, 2007, Pacific Life waived 0.59% of its advisory fees for the American Funds Growth-Income and American Funds Growth Portfolios in addition to the waiver of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program, which expired April 30, 2007. Effective May 1, 2007, Pacific Life Fund Advisors LLC waived 0.34% of its advisory fees for the American Funds Growth-Income and American Funds Growth Portfolios (See Note 3 to Financial Statements).

(2)	The Advisory Fee Waiver for the Technology Portfolio in full dollars was less than $500.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan	Bond	LT	30	Sciences	Value
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$15,158	$1,893	$302	$27,296
Interest, net of foreign taxes withheld	4,948	30,957	517	225	142	4,389
Securities lending	—	87	179	34	42	329
Other	—	22	—	—	—	—

Total Investment Income	4,948	31,066	15,854	2,152	486	32,014

EXPENSES
Advisory fees	791	2,748	6,483	1,134	688	16,795
Service fees	211	570	637	93	46	1,542
Support service expenses	4	29	39	7	4	89
Custodian fees and expenses	12	13	34	9	4	16
Portfolio accounting and tax fees	61	49	88	16	10	189
Printing expenses	3	18	25	4	2	58
Postage and mailing expenses	2	12	16	2	1	38
Legal and audit fees	15	21	30	4	3	71
Trustees’ fees and expenses	2	12	18	3	1	41
Interest expense and commitment fees	—	2	9	10	—	3
Offering expenses	8	3	—	—	—	—
Other	3	13	17	5	6	35

Total Expenses	1,112	3,490	7,396	1,287	765	18,877
Custodian and Other Credits	—	(2)	(3)	—	(1)	(29)
Advisory Fee Waiver (2)	—	(3)	(8)	(1)	(1)	(17)
Adviser Expense Reimbursement	(5)	—	—	—	—	—

Net Expenses	1,107	3,485	7,385	1,286	763	18,831

NET INVESTMENT INCOME (LOSS)	3,841	27,581	8,469	866	(277)	13,183

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	7	(11,026)	66,930	20,840	6,439	488,478
Closed short positions	—	4,843	—	—	—	—
Futures contracts and swap transactions	—	(9,450)	900	—	—	—
Written option transactions	—	(214)	658	—	—	—
Foreign currency transactions	(7)	89	(372)	(60)	(3)	—

Net Realized Gain (Loss)	—	(15,758)	68,116	20,780	6,436	488,478

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(1,966)	(17,959)	107,352	15,226	2,519	9,274
Unfunded loan commitments	(8)	—	—	—	—	—
Short positions	—	(806)	—	—	—	—
Futures contracts and swaps	—	(3,328)	—	—	—	—
Written options	—	95	(173)	—	—	—
Foreign currencies	2	9	311	1	—	—

Change in Net Unrealized Appreciation (Depreciation)	(1,972)	(21,989)	107,490	15,227	2,519	9,274

NET GAIN (LOSS)	(1,972)	(37,747)	175,606	36,007	8,955	497,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,869	($10,166)	$184,075	$36,873	$8,678	$510,935

Foreign taxes withheld on dividends and interest	$—	$—	$356	$121	$18	$—

(1)	Operations commenced on May 1, 2007.

(2)	The Advisory Fee Reduction Program expired April 30, 2007 (See Note 3 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,907	$73,277	$9,137	$2,022	$22,457	$19,668
Interest, net of foreign taxes withheld	896	2,369	273	6,128	302	1,315
Securities lending	719	2,619	213	95	142	91
Other	—	—	—	111	—	—

Total Investment Income	5,522	78,265	9,623	8,356	22,901	21,074

EXPENSES
Advisory fees	6,369	18,842	2,769	1,481	6,665	7,474
Service fees	319	1,065	223	171	836	587
Support service expenses	45	77	19	12	49	35
Custodian fees and expenses	14	477	6	16	47	921
Portfolio accounting and tax fees	73	186	31	39	104	77
Printing expenses	16	48	8	7	31	22
Postage and mailing expenses	11	31	6	5	21	14
Legal and audit fees	20	59	10	8	38	27
Trustees’ fees and expenses	12	34	6	5	22	15
Interest expense and commitment fees	1	3	1	13	2	11
Other	12	33	5	5	19	37

Total Expenses	6,892	20,855	3,084	1,762	7,834	9,220
Custodian and Other Credits	(10)	(22)	(3)	(2)	(3)	(5)
Advisory Fee Waiver (1)	(7)	(18)	(3)	(2)	(9)	(6)

Net Expenses	6,875	20,815	3,078	1,758	7,822	9,209

NET INVESTMENT INCOME (LOSS)	(1,353)	57,450	6,545	6,598	15,079	11,865

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	170,921	550,774	26,372	22,024	117,724	117,049
Closed short positions	—	—	—	(16)	—	—
Futures contracts and swap transactions	7,024	19,626	—	350	—	—
Written option transactions	—	—	—	46	—	—
Foreign currency transactions	—	(6,122)	—	(2)	6	(646)

Net Realized Gain	177,945	564,278	26,372	22,402	117,730	116,403

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards (3)	(52,950)	(251,045)	30,770	2,092	27,770	128,227
Futures contracts and swaps	—	—	—	(336)	—	—
Written options	—	—	—	81	—	—
Foreign currencies	—	33	—	(3)	—	9

Change in Net Unrealized Appreciation (Depreciation)	(52,950)	(251,012)	30,770	1,834	27,770	128,236

NET GAIN	124,995	313,266	57,142	24,236	145,500	244,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,642	$370,716	$63,687	$30,834	$160,579	$256,504

Foreign taxes withheld on dividends and interest	$—	$7,351	$12	$120	$—	$2,410

(1)	The Advisory Fee Reduction Program expired April 30, 2007 (See Note 3 to Financial Statements).

(2)	Realized gain on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $161.

(3)	Change in net unrealized appreciation (depreciation) on securities for the International Large-Cap and Emerging Markets Portfolios are net of decrease in deferred foreign capital gains tax of $49 and $115, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$23	$—	$—	$165	$22,880	$9,037
Interest, net of foreign taxes withheld	103,481	97,021	26,125	33,319	1,943	631
Securities lending	103	—	—	185	116	379
Other	10	114	—	429	—	—

Total Investment Income	103,617	97,135	26,125	34,098	24,939	10,047

EXPENSES
Advisory fees	10,466	9,600	1,354	2,235	8,168	4,771
Service fees	1,424	1,358	304	280	851	415
Support service expenses	83	78	18	20	44	30
Custodian fees and expenses	101	46	5	7	12	31
Portfolio accounting and tax fees	214	168	47	48	81	54
Printing expenses	54	50	12	11	29	15
Postage and mailing expenses	35	33	8	7	19	10
Legal and audit fees	65	61	15	14	35	19
Trustees’ fees and expenses	38	35	9	8	20	11
Interest expense and commitment fees	125	54	1	6	1	2
Other	37	31	14	7	20	11

Total Expenses	12,642	11,514	1,787	2,643	9,280	5,369
Custodian and Other Credits	(21)	(23)	(4)	(4)	(1)	(3)
Advisory Fee Waiver (1)	(16)	(14)	(4)	(4)	(7)	(5)

Net Expenses	12,605	11,477	1,779	2,635	9,272	5,361

NET INVESTMENT INCOME	91,012	85,658	24,346	31,463	15,667	4,686

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(32,553)	(149,851)	(1)	6,357	48,730	41,534
Closed short positions	21,500	5,300	—	—	—	—
Futures contracts and swap transactions	(75,335)	(2,353)	—	—	669	—
Written option transactions	5,267	(106)	—	—	—	—
Foreign currency transactions	13,538	2,091	—	—	—	(53)

Net Realized Gain (Loss)	(67,583)	(144,919)	(1)	6,357	49,399	41,481

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(48,977)	87,066	—	(14,827)	24,833	86,144
Unfunded loan commitments	—	—	—	111	—	—
Short positions	(18,336)	(3,159)	—	—	—	—
Futures contracts and swaps	31,989	(6,208)	—	—	—	—
Written options	18,939	346	—	—	—	—
Foreign currencies	(7,202)	2,567	—	—	—	(2)

Change in Net Unrealized Appreciation (Depreciation)	(23,587)	80,612	—	(14,716)	24,833	86,142

NET GAIN (LOSS)	(91,170)	(64,307)	(1)	(8,359)	74,232	127,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($158)	$21,351	$24,345	$23,104	$89,899	$132,309

Foreign taxes withheld on dividends and interest	$—	$—	$—	$—	$328	$103

(1)	The Advisory Fee Reduction Program expired April 30, 2007 (See Note 3 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

	Real	Small-Cap
	Estate	Equity
	Portfolio	Portfolio (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,842	$1,177
Interest, net of foreign taxes withheld	619	338
Securities lending	379	38

Total Investment Income	8,840	1,553

EXPENSES
Advisory fees	6,243	789
Service fees	398	125
Support service expenses	32	11
Custodian fees and expenses	15	7
Portfolio accounting and tax fees	59	10
Printing expenses	16	4
Postage and mailing expenses	11	2
Legal and audit fees	20	4
Trustees’ fees and expenses	11	2
Interest expense and commitment fees	1	—
Other	10	4

Total Expenses	6,816	958
Custodian and Other Credits	(4)	(1)
Advisory Fee Waiver (2), (3)	(5)	—

Net Expenses	6,807	957

NET INVESTMENT INCOME	2,033	596

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	145,321	4,535
Futures contracts and swap transactions	—	(393)
Foreign currency transactions	6	—

Net Realized Gain	145,327	4,142

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	(180,091)	11,325
Foreign currencies	10	—

Change in Net Unrealized Appreciation (Depreciation)	(180,081)	11,325

NET GAIN (LOSS)	(34,754)	15,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($32,721)	$16,063

Foreign taxes withheld on dividends and interest	$98	$—

(1)	Formerly named VN Small-Cap Value Portfolio.

(2)	The Advisory Fee Reduction Program expired April 30, 2007 (See Note 3 to Financial Statements).

(3)	The Advisory Fee Waiver for the Small-Cap Equity Portfolio in full dollars was less than $500.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006
	Small-Cap Growth Portfolio (2)		International Value Portfolio		International Small-Cap Portfolio (3)

OPERATIONS
Net investment income (loss)	($14)	$954	$46,211	$49,037	$7,715	$2,721
Net realized gain (loss)	77,978	29,468	63,369	525,198	21,957	(39,367)
Change in net unrealized appreciation (depreciation)	(29,044)	11,530	242,082	(20,060)	73,179	62,929

Net Increase in Net Assets Resulting from Operations	48,920	41,952	351,662	554,175	102,851	26,283

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (4)	—	(1,264)	(421,363)	(40,893)	(349)	(907)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (5)	230,796	131,158	816,276	452,903	182,916	739,984
Dividend and distribution reinvestments	—	1,264	421,363	40,045	349	903
Cost of shares repurchased (5)	(7,807)	(270,692)	(46,580)	(192,431)	(9,038)	(11,440)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	222,989	(138,270)	1,191,059	300,517	174,227	729,447

NET INCREASE (DECREASE) IN NET ASSETS	271,909	(97,582)	1,121,358	813,799	276,729	754,823

NET ASSETS
Beginning of Year or Period	479,758	577,340	2,827,040	2,013,241	754,823	—

End of Year or Period	$751,667	$479,758	$3,948,398	$2,827,040	$1,031,552	$754,823

Undistributed/Accumulated Net Investment Income (Loss)	($14)	$—	$44,710	$5,246	$7,534	$168

	Equity Index Portfolio		Small-Cap Index Portfolio		Diversified Research Portfolio

OPERATIONS
Net investment income	$20,093	$38,425	$8,414	$13,016	$5,146	$9,754
Net realized gain	101,845	43,818	56,464	222,422	138,822	50,368
Change in net unrealized appreciation (depreciation)	41,857	251,968	6,371	(2,719)	(42,687)	97,461

Net Increase in Net Assets Resulting from Operations	163,795	334,211	71,249	232,719	101,281	157,583

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(107,211)	—	(188,085)	—	(45,919)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (5)	110,474	268,204	506,549	198,314	106,472	372,039
Dividend and distribution reinvestments	—	106,785	—	187,155	—	45,720
Cost of shares repurchased (5)	(466,137)	(432,779)	(99,285)	(637,419)	(358,618)	(35,907)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(355,663)	(57,790)	407,264	(251,950)	(252,146)	381,852

NET INCREASE (DECREASE) IN NET ASSETS	(191,868)	169,210	478,513	(207,316)	(150,865)	493,516

NET ASSETS
Beginning of Year or Period	2,405,696	2,236,486	1,160,799	1,368,115	1,659,020	1,165,504

End of Year or Period	$2,213,828	$2,405,696	$1,639,312	$1,160,799	$1,508,155	$1,659,020

Undistributed Net Investment Income	$20,093	$—	$8,414	$—	$5,146	$—

(1)	Unaudited.

(2)	Formerly named Fasciano Small Equity Portfolio.

(3)	Operations commenced on May 1, 2006.

(4)	The 2006 distribution amount for the Small-Cap Growth Portfolio includes $241 of return of capital.

(5)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006
			American Funds		American Funds
	Equity Portfolio		Growth-Income Portfolio		Growth Portfolio

OPERATIONS
Net investment income (loss)	$274	$843	$1,815	$18,122	($796)	$7,118
Net realized gain	10,236	22,861	62,607	31,844	245,097	13,805
Change in net unrealized appreciation (depreciation)	7,607	100	67,923	119,930	(76,506)	109,847

Net Increase in Net Assets Resulting from Operations	18,117	23,804	132,345	169,896	167,795	130,770

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (2)	—	(983)	—	(52,720)	—	(21,415)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (3)	2,724	16,880	265,134	498,832	183,556	478,302
Shares issued in connection with acquisition (4)	44,529	—	—	159,521	—	—
Dividend and distribution reinvestments	—	983	—	52,701	—	21,411
Cost of shares repurchased (3)	(36,229)	(87,807)	(12,675)	(22,944)	(557,517)	(45,925)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,024	(69,944)	252,459	688,110	(373,961)	453,788

NET INCREASE (DECREASE) IN NET ASSETS	29,141	(47,123)	384,804	805,286	(206,166)	563,143

NET ASSETS
Beginning of Year or Period	266,005	313,128	1,589,151	783,865	1,648,035	1,084,892

End of Year or Period	$295,146	$266,005	$1,973,955	$1,589,151	$1,441,869	$1,648,035

Undistributed/Accumulated Net Investment Income (Loss)	$274	$—	$1,815	$—	($796)	$—

	Large-Cap Value Portfolio		Technology Portfolio		Short Duration Bond Portfolio

OPERATIONS
Net investment income (loss)	$16,891	$28,032	($297)	($818)	$40,262	$72,289
Net realized gain (loss)	27,194	118,773	8,062	12,229	1,136	(8,854)
Change in net unrealized appreciation (depreciation)	128,658	224,693	3,644	(4,040)	(4,405)	10,921

Net Increase in Net Assets Resulting from Operations	172,743	371,498	11,409	7,371	36,993	74,356

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(256,917)	—	—	(40,263)	(72,595)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (3)	288,580	389,334	7,357	51,431	196,313	400,696
Shares issued in connection with acquisition (4)	—	77,363	—	—	—	—
Dividend and distribution reinvestments	—	254,231	—	—	40,263	72,332
Cost of shares repurchased (3)	(64,779)	(150,271)	(23,177)	(77,062)	(745,912)	(125,908)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	223,801	570,657	(15,820)	(25,631)	(509,336)	347,120

NET INCREASE (DECREASE) IN NET ASSETS	396,544	685,238	(4,411)	(18,260)	(512,606)	348,881

NET ASSETS
Beginning of Year or Period	2,583,466	1,898,228	100,238	118,498	1,922,941	1,574,060

End of Year or Period	$2,980,010	$2,583,466	$95,827	$100,238	$1,410,335	$1,922,941

Undistributed/Accumulated Net Investment Income (Loss)	$16,891	$—	($297)	$—	$658	$659

(1)	Unaudited.

(2)	The 2006 distribution amount for the Equity Portfolio includes $96 of return of capital.

(3)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

(4)	See Note 15 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006
	Floating Rate Loan Portfolio (2)		Diversified Bond Portfolio (3)		Growth LT Portfolio

OPERATIONS
Net investment income	$3,841		$27,581	$22,354	$8,469	$7,380
Net realized gain (loss)	—		(15,758)	7,296	68,116	189,442
Change in net unrealized appreciation (depreciation)	(1,972)		(21,989)	5,569	107,490	(37,512)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,869		(10,166)	35,219	184,075	159,310

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (4)	—		(30,368)	(26,312)	—	(10,812)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (5)	741,896		1,059,501	750,428	57,712	270,044
Dividend and distribution reinvestments	—		30,368	26,271	—	10,812
Cost of shares repurchased (5)	(26,598)		(1,815)	(9,519)	(236,331)	(141,698)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	715,298		1,088,054	767,180	(178,619)	139,158

NET INCREASE IN NET ASSETS	717,167		1,047,520	776,087	5,456	287,656

NET ASSETS
Beginning of Year or Period	—		776,087	—	1,865,500	1,577,844

End of Year or Period	$717,167		$1,823,607	$776,087	$1,870,956	$1,865,500

Undistributed/Accumulated Net Investment Income (Loss)	$3,841		$665	($94)	$8,469	$—

	Focused 30 Portfolio		Health Sciences Portfolio		Mid-Cap Value Portfolio

OPERATIONS
Net investment income (loss)	$866	$746	($277)	($710)	$13,183	$21,059
Net realized gain	20,780	5,820	6,436	13,067	488,478	297,072
Change in net unrealized appreciation (depreciation)	15,227	33,473	2,519	(3,379)	9,274	160,466

Net Increase in Net Assets Resulting from Operations	36,873	40,039	8,678	8,978	510,935	478,597

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(146)	—	(16,877)	—	(560,150)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (5)	40,740	127,523	17,436	33,614	289,699	851,486
Dividend and distribution reinvestments	—	146	—	16,819	—	556,673
Cost of shares repurchased (5)	(37,909)	(76,246)	(23,579)	(61,363)	(105,786)	(103,143)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,831	51,423	(6,143)	(10,930)	183,913	1,305,016

NET INCREASE (DECREASE) IN NET ASSETS	39,704	91,316	2,535	(18,829)	694,848	1,223,463

NET ASSETS
Beginning of Year or Period	245,458	154,142	126,596	145,425	3,989,424	2,765,961

End of Year or Period	$285,162	$245,458	$129,131	$126,596	$4,684,272	$3,989,424

Undistributed/Accumulated Net Investment Income (Loss)	$866	$—	($277)	$—	$13,183	$—

(1)	Unaudited.

(2)	Operations commenced on May 1, 2007.

(3)	Operations commenced on May 1, 2006.

(4)	The 2006 distribution amount for the Growth LT Portfolio includes $247 of return of capital.

(5)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006
	Large-Cap Growth Portfolio		International Large-Cap Portfolio		Small-Cap Value Portfolio

OPERATIONS
Net investment income (loss)	($1,353)	$1,939	$57,450	$99,115	$6,545	$11,879
Net realized gain (loss)	177,945	(147,670)	564,278	497,661	26,372	40,394
Change in net unrealized appreciation (depreciation)	(52,950)	101,857	(251,012)	268,174	30,770	49,811

Net Increase (Decrease) in Net Assets Resulting from Operations	123,642	(43,874)	370,716	864,950	63,687	102,084

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (2)	—	(3,048)	(501,368)	(194,518)	—	(152,796)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (3)	123,418	461,516	876,002	941,552	47,617	97,705
Dividend and distribution reinvestments	—	3,038	—	190,764	—	150,904
Cost of shares repurchased (3)	(967,604)	(11,261)	(1,773,867)	(734,058)	(40,792)	(111,831)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(844,186)	453,293	(897,865)	398,258	6,825	136,778

NET INCREASE (DECREASE) IN NET ASSETS	(720,544)	406,371	(1,028,517)	1,068,690	70,512	86,066

NET ASSETS
Beginning of Year or Period	1,585,864	1,179,493	4,074,030	3,005,340	598,036	511,970

End of Year or Period	$865,320	$1,585,864	$3,045,513	$4,074,030	$668,548	$598,036

Undistributed/Accumulated Net Investment Income (Loss)	($1,353)	$—	$57,375	$3,481	$6,545	$—

	Multi-Strategy Portfolio		Main Street Core Portfolio		Emerging Markets Portfolio

OPERATIONS
Net investment income	$6,598	$12,947	$15,079	$23,599	$11,865	$14,039
Net realized gain	22,402	43,159	117,730	169,669	116,403	307,663
Change in net unrealized appreciation	1,834	1,111	27,770	108,474	128,236	7,565

Net Increase in Net Assets Resulting from Operations	30,834	57,217	160,579	301,742	256,504	329,267

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(24,154)	—	(25,989)	(315,744)	(210,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (3)	10,497	19,907	119,137	253,525	111,743	274,105
Shares issued in connection with acquisition (4)	—	—	78,005	—	—	—
Dividend and distribution reinvestments	—	24,146	—	25,917	315,745	207,938
Cost of shares repurchased (3)	(50,362)	(134,074)	(37,027)	(373,977)	(63,962)	(378,488)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(39,865)	(90,021)	160,115	(94,535)	363,526	103,555

NET INCREASE (DECREASE) IN NET ASSETS	(9,031)	(56,958)	320,694	181,218	304,286	221,907

NET ASSETS
Beginning of Year or Period	514,843	571,801	2,185,287	2,004,069	1,541,070	1,319,163

End of Year or Period	$505,812	$514,843	$2,505,981	$2,185,287	$1,845,356	$1,541,070

Undistributed Net Investment Income	$6,598	$—	$15,079	$—	$10,798	$3,259

(1)	Unaudited.

(2)	The 2006 distribution amount for the Large-Cap Growth Portfolio includes $1,043 of return of capital.

(3)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

(4)	See Note 15 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006
	Managed Bond Portfolio		Inflation Managed Portfolio		Money Market Portfolio

OPERATIONS
Net investment income	$91,012	$156,651	$85,658	$131,897	$24,346	$46,220
Net realized gain (loss)	(67,583)	12,658	(144,919)	(29,651)	(1)	—
Change in net unrealized appreciation (depreciation)	(23,587)	(2,498)	80,612	(81,766)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(158)	166,811	21,351	20,480	24,345	46,220

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(91,914)	(144,492)	(88,670)	(224,783)	(24,473)	(46,114)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (2)	609,462	495,488	777,763	667,715	630,027	990,664
Dividend and distribution reinvestments	91,914	135,376	88,670	220,972	24,473	45,611
Cost of shares repurchased (2)	(54,280)	(415,159)	(26,860)	(102,299)	(675,756)	(940,183)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	647,096	215,705	839,573	786,388	(21,256)	96,092

NET INCREASE (DECREASE) IN NET ASSETS	555,024	238,024	772,254	582,085	(21,384)	96,198

NET ASSETS
Beginning of Year or Period	3,758,133	3,520,109	3,387,225	2,805,140	970,375	874,177

End of Year or Period	$4,313,157	$3,758,133	$4,159,479	$3,387,225	$948,991	$970,375

Undistributed Net Investment Income	$7,914	$4,305	$6,978	$9,990	$173	$300

	High Yield Bond Portfolio		Comstock Portfolio		Mid-Cap Growth Portfolio

OPERATIONS
Net investment income	$31,463	$60,604	$15,667	$21,834	$4,686	$1,798
Net realized gain	6,357	5,884	49,399	50,583	41,481	29,422
Change in net unrealized appreciation (depreciation)	(14,716)	8,658	24,833	125,519	86,142	(17,978)

Net Increase in Net Assets Resulting from Operations	23,104	75,146	89,899	197,936	132,309	13,242

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(31,486)	(60,425)	—	(149,089)	—	(19,075)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (2)	61,874	144,607	953,889	517,717	104,647	768,866
Shares issued in connection with acquisition (3)	—	—	—	—	—	74,669
Dividend and distribution reinvestments	31,486	58,968	—	147,196	—	19,047
Cost of shares repurchased (2)	(127,143)	(252,158)	(20,076)	(27,661)	(38,509)	(77,246)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,783)	(48,583)	933,813	637,252	66,138	785,336

NET INCREASE (DECREASE) IN NET ASSETS	(42,165)	(33,862)	1,023,712	686,099	198,447	779,503

NET ASSETS
Beginning of Year or Period	838,795	872,657	1,608,547	922,448	1,070,351	290,848

End of Year or Period	$796,630	$838,795	$2,632,259	$1,608,547	$1,268,798	$1,070,351

Undistributed Net Investment Income	$530	$553	$15,667	$—	$4,686	$—

(1)	Unaudited.

(2)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

(3)	See Note 15 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006
	Real Estate Portfolio		Small-Cap Equity Portfolio (2)

OPERATIONS
Net investment income	$2,033	$21,288	$596	$367
Net realized gain	145,327	109,705	4,142	7,657
Change in net unrealized appreciation (depreciation)	(180,081)	201,934	11,325	5,683

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,721)	332,927	16,063	13,707

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(220,792)	—	(8,579)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares (3)	39,604	136,156	305,420	40,038
Dividend and distribution reinvestments	—	216,207	—	8,579
Cost of shares repurchased (3)	(101,842)	(92,644)	(7,696)	(25,357)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(62,238)	259,719	297,724	23,260

NET INCREASE (DECREASE) IN NET ASSETS	(94,959)	371,854	313,787	28,388

NET ASSETS
Beginning of Year or Period	1,218,244	846,390	98,735	70,347

End of Year or Period	$1,123,285	$1,218,244	$412,522	$98,735

Undistributed Net Investment Income	$2,033	$—	$596	$—

(1)	Unaudited.

(2)	Formerly named VN Small-Cap Value Portfolio.

(3)	The prior year equalization credits or debits, if any, for each portfolio was reclassified to proceeds from sale of shares and cost of shares repurchased to conform with current year accounting practice (See Note 2G to Financial Statements). Such reclassifications have no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENT OF CASH FLOWS (1)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(In thousands)

Floating
Rate Loan
Portfolio (2)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$1,869
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(729,714)
Proceeds from disposition of long-term securities	36,461
Purchases of short-term securities, net	(16,166)
Increase in dividends and interest receivable	(2,648)
Increase in receivable for securities sold	(19,663)
Increase in payable for securities purchased	221,306
Increase in accrued advisory fees	448
Increase in accrued service fees	12
Increase in accrued support service fees	8
Increase in accrued custodian and portfolio accounting fees	70
Increase in accrued other liabilities	32
Unrealized depreciation on investments and assets and liabilities in foreign currencies	1,964
Unrealized depreciation on unfunded loan commitments	8
Net decrease in cash from foreign currency transactions	(6)
Net amortization on investments	47

Net cash used in operating activities	(505,972)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	739,863
Payments on shares redeemed	(26,598)

Net cash provided by financing activities	713,265

NET INCREASE IN CASH	207,293

CASH:
Beginning of Period	—

End of Period	$207,293

(1)	The Floating Rate Loan Portfolio has not met the exemption criteria under FASB Statement No. 102 and therefore includes a cash flow statement. All the other portfolios have met the exemption criteria.

(2)	Operations commenced on May 1, 2007.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net			Net				Net
	Asset	Net		Realized and				Asset
	Value,	Investment		Unrealized	Total from			Value,
	Beginning of	Income		Gain	Investment	Total		End of
For the Year or Period Ended	Year or Period	(Loss)		(Loss)	Operations	Distributions		Year or Period

Small-Cap Growth (4)
01/01/2007 - 06/30/2007 (5), (6)	$11.56	($—	)(7)	$1.08	$1.08	$—		$12.64
2006 (6)	11.03	0.02		0.54	0.56	(0.03	)(8)	11.56
2005 (6)	10.77	0.03		0.25	0.28	(0.02)		11.03
2004	9.11	0.07		1.66	1.73	(0.07)		10.77
2003	6.87	0.04		2.24	2.28	(0.04)		9.11
2002	9.17	0.01		(2.31)	(2.30)	—		6.87

International Value
01/01/2007 - 06/30/2007 (5), (6)	$19.71	$0.30		$2.01	$2.31	($2.36)		$19.66
2006 (6)	15.91	0.37		3.72	4.09	(0.29)		19.71
2005 (6)	14.82	0.30		1.09	1.39	(0.30)		15.91
2004	12.92	0.22		1.90	2.12	(0.22)		14.82
2003	10.27	0.16		2.68	2.84	(0.19)		12.92
2002	12.06	0.13		(1.81)	(1.68)	(0.11)		10.27

International Small-Cap
01/01/2007 - 06/30/2007 (5), (6)	$10.30	$0.10		$1.23	$1.33	$—	(7)	$11.63
05/01/2006 - 12/31/2006 (6)	10.00	0.04		0.27	0.31	(0.01)		10.30

Equity Index
01/01/2007 - 06/30/2007 (5), (6)	$32.59	$0.28		$1.93	$2.21	$—		$34.80
2006 (6)	29.56	0.53		4.01	4.54	(1.51)		32.59
2005 (6)	28.78	0.46		0.87	1.33	(0.55)		29.56
2004	26.46	0.48		2.32	2.80	(0.48)		28.78
2003	20.91	0.36		5.55	5.91	(0.36)		26.46
2002	29.54	0.32		(6.56)	(6.24)	(2.39)		20.91

Small-Cap Index
01/01/2007 - 06/30/2007 (5), (6)	$14.13	$0.09		$0.80	$0.89	$—		$15.02
2006 (6)	14.29	0.17		2.39	2.56	(2.72)		14.13
2005 (6)	13.76	0.11		0.49	0.60	(0.07)		14.29
2004	11.75	0.07		2.02	2.09	(0.08)		13.76
2003	8.06	0.06		3.69	3.75	(0.06)		11.75
2002	10.30	0.07		(2.24)	(2.17)	(0.07)		8.06

Diversified Research
01/01/2007 - 06/30/2007 (5), (6)	$13.44	$0.04		$0.78	$0.82	$—		$14.26
2006 (6)	12.35	0.09		1.38	1.47	(0.38)		13.44
2005 (6)	11.78	0.06		0.56	0.62	(0.05)		12.35
2004	10.65	0.06		1.14	1.20	(0.07)		11.78
2003	8.06	0.03		2.59	2.62	(0.03)		10.65
2002	10.66	0.03		(2.61)	(2.58)	(0.02)		8.06

Equity
01/01/2007 - 06/30/2007 (5), (6)	$20.90	$0.02		$1.31	$1.33	$—		$22.23
2006 (6)	19.31	0.06		1.61	1.67	(0.08	)(8)	20.90
2005 (6)	18.17	0.04		1.15	1.19	(0.05)		19.31
2004	17.42	0.14		0.75	0.89	(0.14)		18.17
2003	14.06	0.04		3.38	3.42	(0.06)		17.42
2002	19.21	0.06		(5.15)	(5.09)	(0.06)		14.06

American Funds Growth-Income (9)
01/01/2007 - 06/30/2007 (5), (6)	$12.07	$0.01		$0.93	$0.94	$—		$13.01
2006 (6)	10.88	0.17		1.44	1.61	(0.42)		12.07
05/02/2005 - 12/31/2005 (6)	10.00	0.13		0.86	0.99	(0.11)		10.88

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratios of	Ratios of
			Expenses	Expenses	Ratios
		Net	After	Before	of Net
		Assets,	Expense	Expense	Investment
		End of	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Year or Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Small-Cap Growth (4)
01/01/2007 - 06/30/2007 (5), (6)	9.39%	$751,667	0.84%	0.84%	(0.01%)	114.82%
2006 (6)	5.07%	479,758	0.83%	0.84%	0.19%	48.14%
2005 (6)	2.66%	577,340	0.84%	0.84%	0.27%	113.17%
2004	18.94%	272,533	0.86%	0.93%	0.62%	84.70%
2003	33.14%	303,500	0.86%	0.98%	0.47%	183.00%
2002	(25.09%)	235,473	0.86%	0.97%	0.09%	122.32%

International Value
01/01/2007 - 06/30/2007 (5), (6)	11.81%	$3,948,398	0.89%	0.90%	2.89%	9.24%
2006 (6)	25.69%	2,827,040	0.91%	0.91%	2.07%	107.15%
2005 (6)	9.43%	2,013,241	0.92%	0.92%	1.97%	26.10%
2004	16.42%	2,105,462	0.93%	0.93%	1.77%	8.46%
2003	27.71%	1,593,347	0.93%	0.95%	1.79%	12.76%
2002	(13.91%)	995,973	0.93%	0.93%	1.50%	14.67%

International Small-Cap
01/01/2007 - 06/30/2007 (5), (6)	12.99%	$1,031,552	1.11%	1.11%	1.78%	56.00%
05/01/2006 - 12/31/2006 (6)	3.11%	754,823	1.12%	1.13%	0.68%	51.08%

Equity Index
01/01/2007 - 06/30/2007 (5), (6)	6.79%	$2,213,828	0.27%	0.27%	1.70%	1.84%
2006 (6)	15.52%	2,405,696	0.28%	0.28%	1.70%	5.56%
2005 (6)	4.67%	2,236,486	0.28%	0.29%	1.60%	8.71%
2004	10.58%	1,723,653	0.29%	0.29%	1.72%	5.64%
2003	28.29%	1,641,092	0.30%	0.30%	1.49%	1.00%
2002	(22.34%)	1,460,074	0.29%	0.29%	1.31%	10.07%

Small-Cap Index
01/01/2007 - 06/30/2007 (5), (6)	6.30%	$1,639,312	0.53%	0.53%	1.30%	14.42%
2006 (6)	17.79%	1,160,799	0.53%	0.53%	1.06%	17.47%
2005 (6)	4.38%	1,368,115	0.54%	0.54%	0.81%	21.52%
2004	17.76%	1,377,562	0.55%	0.55%	0.75%	25.15%
2003	46.53%	645,568	0.55%	0.56%	0.80%	19.09%
2002	(21.19%)	301,367	0.56%	0.56%	0.91%	49.51%

Diversified Research
01/01/2007 - 06/30/2007 (5), (6)	6.08%	$1,508,155	0.91%	0.91%	0.63%	17.42%
2006 (6)	11.97%	1,659,020	0.93%	0.93%	0.69%	25.19%
2005 (6)	5.24%	1,165,504	0.93%	0.93%	0.55%	22.83%
2004	11.20%	581,875	0.95%	0.95%	0.65%	21.17%
2003	32.63%	400,630	0.96%	0.99%	0.38%	23.56%
2002	(24.19%)	213,197	0.95%	0.97%	0.32%	35.32%

Equity
01/01/2007 - 06/30/2007 (5), (6)	6.35%	$295,146	0.68%	0.68%	0.20%	14.47%
2006 (6)	8.65%	266,005	0.68%	0.69%	0.30%	31.61%
2005 (6)	6.53%	313,128	0.70%	0.70%	0.20%	169.07%
2004	5.14%	360,662	0.70%	0.73%	0.71%	61.69%
2003	24.33%	424,708	0.71%	0.75%	0.33%	61.86%
2002	(26.51%)	392,490	0.72%	0.75%	0.38%	96.16%

American Funds Growth-Income (9)
01/01/2007 - 06/30/2007 (5), (6)	7.85%	$1,973,955	0.46%	0.96%	0.21%	0.34%
2006 (6)	14.77%	1,589,151	0.38%	0.97%	1.49%	0.89%
05/02/2005 - 12/31/2005 (6)	9.85%	783,865	0.39%	0.98%	1.83%	1.47%

See Notes to Financial Statements				See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net
	Asset	Net	Net				Net
	Value,	Investment	Realized and	Total from			Asset
	Beginning of	Income	Unrealized	Investment	Total		Value, End of
For the Year or Period Ended	Year or Period	(Loss)	Gain (Loss)	Operations	Distributions		Year or Period

American Funds Growth (9)
01/01/2007 - 06/30/2007 (5), (6)	$12.92	($0.01)	$1.35	$1.34	$—		$14.26
2006 (6)	11.92	0.06	1.11	1.17	(0.17)		12.92
05/02/2005 - 12/31/2005 (6)	10.00	0.05	1.91	1.96	(0.04)		11.92

Large-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	$13.89	$0.09	$0.84	$0.93	$—		$14.82
2006 (6)	13.22	0.17	2.06	2.23	(1.56)		13.89
2005	12.62	0.18	0.59	0.77	(0.17)		13.22
2004	11.62	0.15	1.00	1.15	(0.15)		12.62
2003	8.95	0.11	2.68	2.79	(0.12)		11.62
2002	11.73	0.10	(2.79)	(2.69)	(0.09)		8.95

Technology
01/01/2007 - 06/30/2007 (5), (6)	$6.23	($0.02)	$0.81	$0.79	$—		$7.02
2006 (6)	5.70	(0.04)	0.57	0.53	—		6.23
2005 (6)	4.68	(0.03)	1.05	1.02	—		5.70
2004	4.52	(0.03)	0.19	0.16	—		4.68
2003	3.17	(0.02)	1.37	1.35	—		4.52
2002	5.91	(0.03)	(2.71)	(2.74)	—		3.17

Short Duration Bond
01/01/2007 - 06/30/2007 (5), (6)	$9.66	$0.21	($0.02)	$0.19	($0.22)		$9.63
2006 (6)	9.65	0.40	0.01	0.41	(0.40)		9.66
2005 (6)	9.80	0.28	(0.14)	0.14	(0.29)		9.65
2004	9.93	0.21	(0.09)	0.12	(0.25	)(10)	9.80
05/01/2003 - 12/31/2003	10.00	0.17	(0.07)	0.10	(0.17)		9.93

Floating Rate Loan (11)
05/01/2007 - 06/30/2007 (5), (6)	$10.00	$0.06	($0.03)	$0.03	$—		$10.03

Diversified Bond
01/01/2007 - 06/30/2007 (5), (6)	$10.15	$0.25	($0.21)	$0.04	($0.25)		$9.94
05/01/2006 - 12/31/2006 (6)	10.00	0.33	0.19	0.52	(0.37)		10.15

Growth LT
01/01/2007 - 06/30/2007 (5), (6)	$22.66	$0.11	$2.14	$2.25	$—		$24.91
2006 (6)	20.78	0.09	1.92	2.01	(0.13	)(8)	22.66
2005 (6)	19.35	0.05	1.43	1.48	(0.05)		20.78
2004	17.52	0.07	1.76	1.83	—		19.35
2003	13.08	(0.03)	4.47	4.44	—		17.52
2002	18.59	— (7)	(5.36)	(5.36)	(0.15)		13.08

Focused 30
01/01/2007 - 06/30/2007 (5), (6)	$12.27	$0.04	$1.82	$1.86	$—		$14.13
2006 (6)	9.92	0.04	2.32	2.36	(0.01)		12.27
2005 (6)	8.19	0.10	1.71	1.81	(0.08)		9.92
2004	7.14	0.01	1.04	1.05	—	(7)	8.19
2003	5.02	(0.02)	2.14	2.12	—		7.14
2002	7.12	(0.01)	(2.08)	(2.09)	(0.01)		5.02

Health Sciences
01/01/2007 - 06/30/2007 (5), (6)	$10.37	($0.02)	$0.76	$0.74	$—		$11.11
2006 (6)	10.99	(0.06)	0.91	0.85	(1.47)		10.37
2005 (6)	9.73	(0.05)	1.51	1.46	(0.20)		10.99
2004	9.05	(0.03)	0.71	0.68	—		9.73
2003	7.08	(0.02)	1.99	1.97	—		9.05
2002	9.23	(0.04)	(2.11)	(2.15)	—		7.08

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratios of	Ratios of
			Expenses	Expenses	Ratios
		Net	After	Before	of Net
		Assets,	Expense	Expense	Investment
		End of	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Year or Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

American Funds Growth (9)
01/01/2007 - 06/30/2007 (5), (6)	10.38%	$1,441,869	0.45%	0.96%	(0.10%)	16.57%
2006 (6)	9.81%	1,648,035	0.38%	0.97%	0.52%	2.48%
05/02/2005 - 12/31/2005 (6)	19.67%	1,084,892	0.39%	0.98%	0.73%	1.61%

Large-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	6.65%	$2,980,010	0.86%	0.86%	1.24%	6.64%
2006 (6)	17.58%	2,583,466	0.88%	0.88%	1.27%	28.83%
2005	6.16%	1,898,228	0.89%	0.89%	1.21%	65.04%
2004	9.93%	2,759,827	0.89%	0.90%	1.46%	34.94%
2003	31.24%	1,839,283	0.89%	0.91%	1.36%	32.61%
2002	(22.96%)	1,003,328	0.89%	0.90%	1.13%	41.03%

Technology
01/01/2007 - 06/30/2007 (5), (6)	12.59%	$95,827	1.17%	1.18%	(0.61%)	115.75%
2006 (6)	9.34%	100,238	1.17%	1.18%	(0.68%)	336.86%
2005 (6)	21.71%	118,498	1.19%	1.19%	(0.72%)	309.81%
2004	3.66%	98,077	1.18%	1.22%	(0.54%)	130.83%
2003	42.58%	124,044	1.26%	1.29%	(1.01%)	144.41%
2002	(46.34%)	41,249	1.20%	1.20%	(0.95%)	106.38%

Short Duration Bond
01/01/2007 - 06/30/2007 (5), (6)	1.97%	$1,410,335	0.62%	0.63%	4.47%	31.06%
2006 (6)	4.27%	1,922,941	0.63%	0.63%	4.12%	55.97%
2005 (6)	1.57%	1,574,060	0.63%	0.63%	2.89%	109.28%
2004	1.21%	1,408,935	0.65%	0.65%	2.12%	189.32%
05/01/2003 - 12/31/2003	0.96%	891,899	0.66%	0.66%	2.74%	227.50%

Floating Rate Loan (11)
05/01/2007 - 06/30/2007 (5), (6)	0.28%	$717,167	1.05%	1.05%	3.64%	1.63%

Diversified Bond
01/01/2007 - 06/30/2007 (5), (6)	0.49%	$1,823,607	0.63%	0.63%	4.98%	442.66%
05/01/2006 - 12/31/2006 (6)	5.20%	776,087	0.64%	0.64%	4.82%	466.45%

Growth LT
01/01/2007 - 06/30/2007 (5), (6)	9.93%	$1,870,956	0.78%	0.78%	0.89%	17.49%
2006 (6)	9.72%	1,865,500	0.78%	0.78%	0.43%	59.07%
2005 (6)	7.68%	1,577,844	0.79%	0.79%	0.24%	41.57%
2004	10.40%	1,835,524	0.80%	0.82%	0.30%	49.60%
2003	33.98%	1,748,854	0.80%	0.82%	(0.13%)	48.90%
2002	(28.97%)	1,439,900	0.79%	0.87%	0.09%	113.39%

Focused 30
01/01/2007 - 06/30/2007 (5), (6)	15.17%	$285,162	0.98%	0.99%	0.66%	22.10%
2006 (6)	23.71%	245,458	1.01%	1.02%	0.36%	35.56%
2005 (6)	22.07%	154,142	1.03%	1.03%	1.13%	71.37%
2004	14.85%	94,760	1.03%	1.03%	0.16%	71.22%
2003	42.26%	74,054	1.06%	1.06%	(0.45%)	65.97%
2002	(29.41%)	38,092	1.05%	1.05%	(0.26%)	164.99%

Health Sciences
01/01/2007 - 06/30/2007 (5), (6)	7.16%	$129,131	1.14%	1.15%	(0.42%)	45.33%
2006 (6)	8.11%	126,596	1.16%	1.17%	(0.52%)	109.64%
2005 (6)	15.28%	145,425	1.17%	1.17%	(0.54%)	167.51%
2004	7.54%	127,039	1.16%	1.19%	(0.25%)	181.83%
2003	27.82%	122,741	1.16%	1.19%	(0.29%)	114.39%
2002	(23.30%)	76,952	1.16%	1.21%	(0.51%)	139.61%

See Notes to Financial Statements				See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net		Net				Net
	Asset	Net	Realized and				Asset
	Value,	Investment	Unrealized	Total from			Value,
	Beginning of	Income	Gain	Investment	Total		End of
For the Year or Period Ended	Year or Period	(Loss)	(Loss)	Operations	Distributions		Year or Period

Mid-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	$17.68	$0.06	$2.16	$2.22	$—		$19.90
2006 (6)	18.08	0.11	2.41	2.52	(2.92)		17.68
2005 (6)	18.24	0.11	1.38	1.49	(1.65)		18.08
2004	14.63	0.06	3.61	3.67	(0.06)		18.24
2003	11.39	0.06	3.25	3.31	(0.07)		14.63
2002	14.16	0.06	(1.98)	(1.92)	(0.85)		11.39

Large-Cap Growth (12)
01/01/2007 - 06/30/2007 (5), (6)	$7.71	($0.01)	$0.62	$0.61	$—		$8.32
2006 (6)	8.03	0.01	(0.32)	(0.31)	(0.01	)(8)	7.71
2005 (6)	7.83	0.02	0.21	0.23	(0.03)		8.03
2004	7.53	0.05	0.30	0.35	(0.05)		7.83
2003	6.02	0.01	1.52	1.53	(0.02)		7.53
2002	8.14	0.01	(2.12)	(2.11)	(0.01)		6.02

International Large-Cap
01/01/2007 - 06/30/2007 (5), (6)	$10.58	$0.16	$0.76	$0.92	($1.90)		$9.60
2006 (6)	8.80	0.28	2.06	2.34	(0.56)		10.58
2005 (6)	7.86	0.08	0.92	1.00	(0.06)		8.80
2004	6.69	0.07	1.17	1.24	(0.07)		7.86
2003	5.19	0.06	1.51	1.57	(0.07)		6.69
2002	6.36	0.04	(1.15)	(1.11)	(0.06)		5.19

Small-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	$14.26	$0.16	$1.35	$1.51	$—		$15.77
2006 (6)	16.15	0.33	2.52	2.85	(4.74)		14.26
2005 (6)	15.09	0.20	1.77	1.97	(0.91)		16.15
2004	12.60	0.22	2.80	3.02	(0.53)		15.09
05/01/2003 - 12/31/2003	10.00	0.10	2.60	2.70	(0.10)		12.60

Multi-Strategy
01/01/2007 - 06/30/2007 (5), (6)	$17.68	$0.24	$0.85	$1.09	$—		$18.77
2006 (6)	16.61	0.42	1.52	1.94	(0.87)		17.68
2005	16.37	0.37	0.25	0.62	(0.38)		16.61
2004	15.16	0.26	1.23	1.49	(0.28)		16.37
2003	12.48	0.21	2.69	2.90	(0.22)		15.16
2002	14.82	0.28	(2.20)	(1.92)	(0.42)		12.48

Main Street Core (13)
01/01/2007 - 06/30/2007 (5), (6)	$24.19	$0.16	$1.55	$1.71	$—		$25.90
2006 (6)	21.26	0.26	2.96	3.22	(0.29)		24.19
2005 (6)	20.27	0.25	0.97	1.22	(0.23)		21.26
2004	18.74	0.25	1.54	1.79	(0.26)		20.27
2003	14.89	0.15	3.87	4.02	(0.17)		18.74
2002	20.98	0.14	(6.10)	(5.96)	(0.13)		14.89

Emerging Markets
01/01/2007 - 06/30/2007 (5), (6)	$19.17	$0.15	$3.02	$3.17	($3.83)		$18.51
2006 (6)	18.42	0.19	3.83	4.02	(3.27)		19.17
2005 (6)	13.13	0.22	5.22	5.44	(0.15)		18.42
2004	9.91	0.18	3.23	3.41	(0.19)		13.13
2003	5.93	0.09	3.97	4.06	(0.08)		9.91
2002	6.14	0.03	(0.21)	(0.18)	(0.03)		5.93

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratios of	Ratios of
			Expenses	Expenses	Ratios
		Net	After	Before	of Net
		Assets,	Expense	Expense	Investment
		End of	Reductions to	Reductions to	Income (Loss)	Portfolio
	Total	Year or Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Mid-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	12.58%	$4,684,272	0.87%	0.87%	0.61%	48.82%
2006 (6)	14.97%	3,989,424	0.88%	0.88%	0.64%	62.35%
2005 (6)	8.87%	2,765,961	0.88%	0.88%	0.65%	77.58%
2004	25.08%	1,693,994	0.89%	0.97%	0.40%	89.13%
2003	29.10%	1,141,905	0.89%	0.96%	0.56%	87.60%
2002	(14.46%)	718,932	0.90%	0.97%	0.48%	115.94%

Large-Cap Growth (12)
01/01/2007 - 06/30/2007 (5), (6)	7.83%	$865,320	0.97%	0.97%	(0.19%)	71.76%
2006 (6)	(3.82%)	1,585,864	0.98%	0.98%	0.14%	158.74%
2005 (6)	2.94%	1,179,493	0.99%	0.99%	0.30%	147.32%
2004	4.65%	1,876,064	0.99%	1.01%	0.76%	35.70%
2003	25.36%	1,106,881	0.99%	1.01%	0.28%	29.95%
2002	(25.94%)	582,873	1.00%	1.01%	0.16%	36.04%

International Large-Cap
01/01/2007 - 06/30/2007 (5), (6)	8.91%	$3,045,513	1.07%	1.07%	2.96%	22.97%
2006 (6)	27.00%	4,074,030	1.11%	1.11%	2.84%	50.66%
2005 (6)	12.70%	3,005,340	1.12%	1.12%	0.98%	46.30%
2004	18.60%	1,787,081	1.14%	1.14%	0.98%	48.01%
2003	30.52%	1,098,950	1.15%	1.16%	0.73%	131.03%
2002	(17.63%)	491,693	1.15%	1.15%	0.59%	28.96%

Small-Cap Value
01/01/2007 - 06/30/2007 (5), (6)	10.62%	$668,548	0.98%	0.98%	2.08%	16.84%
2006 (6)	19.75%	598,036	0.98%	0.98%	2.13%	30.45%
2005 (6)	13.65%	511,970	0.98%	0.98%	1.30%	47.42%
2004	24.41%	606,338	1.00%	1.01%	1.96%	24.72%
05/01/2003 - 12/31/2003	26.93%	318,718	1.02%	1.06%	1.79%	44.21%

Multi-Strategy
01/01/2007 - 06/30/2007 (5), (6)	6.17%	$505,812	0.69%	0.69%	2.59%	65.45%
2006 (6)	11.68%	514,843	0.70%	0.70%	2.44%	169.63%
2005	3.78%	571,801	0.70%	0.70%	2.11%	256.99%
2004	9.81%	625,588	0.70%	0.70%	1.59%	291.87%
2003	23.28%	622,688	0.71%	0.71%	1.50%	261.98%
2002	(13.06%)	554,049	0.70%	0.70%	2.00%	336.62%

Main Street Core (13)
01/01/2007 - 06/30/2007 (5), (6)	7.05%	$2,505,981	0.68%	0.68%	1.31%	51.72%
2006 (6)	15.18%	2,185,287	0.68%	0.68%	1.15%	106.18%
2005 (6)	5.99%	2,004,069	0.69%	0.69%	1.24%	83.74%
2004	9.54%	1,426,317	0.70%	0.70%	1.39%	78.11%
2003	26.96%	1,172,300	0.71%	0.71%	1.05%	85.27%
2002	(28.40%)	744,629	0.69%	0.71%	0.73%	71.88%

Emerging Markets
01/01/2007 - 06/30/2007 (5), (6)	16.61%	$1,845,356	1.14%	1.14%	1.47%	30.02%
2006 (6)	24.40%	1,541,070	1.22%	1.22%	1.04%	86.15%
2005 (6)	41.47%	1,319,163	1.24%	1.25%	1.46%	66.48%
2004	34.62%	684,704	1.19%	1.21%	2.13%	27.66%
2003	68.50%	320,113	1.24%	1.25%	1.71%	20.26%
2002	(3.07%)	148,690	1.33%	1.33%	0.42%	136.43%

See Notes to Financial Statements				See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net		Net			Net
	Asset	Net	Realized and			Asset
	Value,	Investment	Unrealized	Total from		Value,
	Beginning of	Income	Gain	Investment	Total	End of
For the Year or Period Ended	Year or Period	(Loss)	(Loss)	Operations	Distributions	Year or Period

Managed Bond
01/01/2007 - 06/30/2007 (5), (6)	$10.92	$0.25	($0.22)	$0.03	($0.25)	$10.70
2006 (6)	10.85	0.47	0.04	0.51	(0.44)	10.92
2005 (6)	11.29	0.39	(0.10)	0.29	(0.73)	10.85
2004	11.16	0.30	0.29	0.59	(0.46)	11.29
2003	11.59	0.50	0.19	0.69	(1.12)	11.16
2002	11.03	0.51	0.66	1.17	(0.61)	11.59

Inflation Managed
01/01/2007 - 06/30/2007 (5), (6)	$10.75	$0.25	($0.16)	$0.09	($0.25)	$10.59
2006 (6)	11.50	0.46	(0.42)	0.04	(0.79)	10.75
2005 (6)	12.38	0.33	(0.02)	0.31	(1.19)	11.50
2004	12.22	0.08	0.95	1.03	(0.87)	12.38
2003	12.06	0.02	0.93	0.95	(0.79)	12.22
2002	10.73	0.16	1.47	1.63	(0.30)	12.06

Money Market
01/01/2007 - 06/30/2007 (5), (6)	$10.08	$0.25	$—	$0.25	($0.25)	$10.08
2006 (6)	10.09	0.47	(0.01)	0.46	(0.47)	10.08
2005 (6)	10.09	0.28	—	0.28	(0.28)	10.09
2004	10.09	0.10	—	0.10	(0.10)	10.09
2003	10.09	0.08	—	0.08	(0.08)	10.09
2002	10.09	0.14	—	0.14	(0.14)	10.09

High Yield Bond
01/01/2007 - 06/30/2007 (5), (6)	$6.93	$0.26	($0.07)	$0.19	($0.26)	$6.86
2006 (6)	6.82	0.50	0.11	0.61	(0.50)	6.93
2005 (6)	7.15	0.49	(0.33)	0.16	(0.49)	6.82
2004	7.02	0.50	0.13	0.63	(0.50)	7.15
2003	6.28	0.49	0.74	1.23	(0.49)	7.02
2002	7.07	0.57	(0.78)	(0.21)	(0.58)	6.28

Comstock (14)
01/01/2007 - 06/30/2007 (5), (6)	$10.69	$0.09	$0.55	$0.64	$—	$11.33
2006 (6)	10.23	0.18	1.42	1.60	(1.14)	10.69
2005 (6)	10.33	0.16	0.27	0.43	(0.53)	10.23
2004	8.91	0.10	1.42	1.52	(0.10)	10.33
2003	6.82	0.06	2.08	2.14	(0.05)	8.91
2002	8.77	— (7)	(1.94)	(1.94)	(0.01)	6.82

Mid-Cap Growth
01/01/2007 - 06/30/2007 (5), (6)	$8.60	$0.04	$1.02	$1.06	$—	$9.66
2006 (6)	8.04	0.02	0.70	0.72	(0.16)	8.60
2005 (6)	6.82	(0.03)	1.25	1.22	—	8.04
2004	5.61	(0.03)	1.24	1.21	—	6.82
2003	4.30	(0.02)	1.33	1.31	—	5.61
2002	8.12	(0.02)	(3.80)	(3.82)	—	4.30

Real Estate (15)
01/01/2007 - 06/30/2007 (5), (6)	$26.27	$0.04	($0.84)	($0.80)	$—	$25.47
2006 (6)	23.59	0.54	7.75	8.29	(5.61)	26.27
2005 (6)	21.23	0.31	3.12	3.43	(1.07)	23.59
2004	15.85	0.21	5.73	5.94	(0.56)	21.23
2003	12.08	0.46	4.02	4.48	(0.71)	15.85
2002	12.80	0.46	(0.47)	(0.01)	(0.71)	12.08

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
			Ratios of	Ratios of
			Expenses	Expenses	Ratios
		Net	After	Before	of Net
		Assets,	Expense	Expense	Investment
		End of	Reductions to	Reductions To	Income (Loss)	Portfolio
	Total	Year or Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Managed Bond
01/01/2007 - 06/30/2007 (5), (6)	0.27%	$4,313,157	0.64%	0.64%	4.60%	415.29%
2006 (6)	4.81%	3,758,133	0.65%	0.66%	4.35%	835.49%
2005 (6)	2.63%	3,520,109	0.65%	0.66%	3.54%	825.36%
2004	5.38%	2,991,450	0.65%	0.65%	2.46%	826.80%
2003	6.24%	2,619,647	0.66%	0.66%	4.02%	568.34%
2002	10.93%	2,629,300	0.65%	0.65%	4.55%	379.20%

Inflation Managed
01/01/2007 - 06/30/2007 (5), (6)	0.82%	$4,159,479	0.63%	0.63%	4.69%	504.04%
2006 (6)	0.52%	3,387,225	0.63%	0.64%	4.20%	945.17%
2005 (6)	2.54%	2,805,140	0.64%	0.64%	2.81%	1,092.46%
2004	8.90%	2,335,360	0.64%	0.65%	1.08%	1,040.98%
2003	8.24%	1,644,339	0.66%	0.66%	0.85%	1,024.08%
2002	15.45%	1,300,657	0.64%	0.64%	1.97%	621.35%

Money Market
01/01/2007 - 06/30/2007 (5), (6)	2.51%	$948,991	0.36%	0.36%	4.96%	N/A
2006 (6)	4.69%	970,375	0.37%	0.37%	4.63%	N/A
2005 (6)	2.82%	874,177	0.37%	0.37%	2.77%	N/A
2004	1.01%	1,068,303	0.37%	0.37%	1.00%	N/A
2003	0.79%	1,161,021	0.37%	0.37%	0.80%	N/A
2002	1.41%	1,749,545	0.36%	0.36%	1.40%	N/A

High Yield Bond
01/01/2007 - 06/30/2007 (5), (6)	2.71%	$796,630	0.63%	0.63%	7.51%	29.04%
2006 (6)	9.42%	838,795	0.64%	0.64%	7.34%	64.84%
2005 (6)	2.37%	872,657	0.64%	0.64%	7.10%	70.32%
2004	9.42%	895,618	0.66%	0.66%	7.12%	86.06%
2003	20.29%	925,494	0.65%	0.65%	7.40%	92.04%
2002	(3.00%)	524,202	0.65%	0.65%	8.70%	94.99%

Comstock (14)
01/01/2007 - 06/30/2007 (5), (6)	6.00%	$2,632,259	0.95%	0.95%	1.61%	13.07%
2006 (6)	16.33%	1,608,547	0.98%	0.98%	1.72%	28.92%
2005 (6)	4.36%	922,448	0.99%	0.99%	1.60%	25.06%
2004	17.17%	771,295	1.00%	1.00%	1.34%	32.20%
2003	31.38%	422,539	1.00%	1.02%	1.18%	72.23%
2002	(22.15%)	75,103	1.05%	1.05%	0.02%	51.01%

Mid-Cap Growth
01/01/2007 - 06/30/2007 (5), (6)	12.26%	$1,268,798	0.93%	0.93%	0.81%	21.86%
2006 (6)	8.93%	1,070,351	0.93%	0.93%	0.24%	67.25%
2005 (6)	17.90%	290,848	0.95%	0.95%	(0.38%)	105.32%
2004	21.59%	229,789	0.96%	0.96%	(0.48%)	129.31%
2003	30.39%	167,630	1.00%	1.06%	(0.55%)	300.49%
2002	(47.03%)	92,318	1.00%	1.09%	(0.51%)	157.58%

Real Estate (15)
01/01/2007 - 06/30/2007 (5), (6)	(3.03%)	$1,123,285	1.10%	1.10%	0.33%	21.97%
2006 (6)	38.06%	1,218,244	1.13%	1.13%	2.07%	23.59%
2005 (6)	16.79%	846,390	1.14%	1.14%	1.42%	28.69%
2004	37.62%	746,211	1.14%	1.14%	3.76%	8.70%
2003	37.52%	484,315	1.14%	1.14%	4.01%	10.94%
2002	(0.32%)	299,735	1.15%	1.15%	4.48%	27.12%

See Notes to Financial Statements				See explanation of references on C-5

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities
	Net					Net
	Asset		Net			Asset
	Value,	Net	Realized and	Total from		Value,
	Beginning of	Investment	Unrealized	Investment	Total	End of
For the Year or Period Ended	Year or Period	Income	Gain	Operations	Distributions	Year or Period

Small-Cap Equity (16)
01/01/2007 - 06/30/2007 (5), (6)	$12.08	$0.04	$1.01	$1.05	$—	$13.13
2006 (6)	11.14	0.05	2.03	2.08	(1.14)	12.08
05/02/2005 - 12/31/2005 (6)	10.00	0.05	1.48	1.53	(0.39)	11.14

[Additional columns below]

[Continued from above table, first column(s) repeated]

Ratios / Supplemental Data
			Ratios of	Ratios of
			Expenses	Expenses	Ratios
		Net	After	Before	of Net
		Assets,	Expense	Expense	Investment
		End of	Reductions to	Reductions to	Income	Portfolio
	Total	Year or Period	Average Net	Average Net	to Average	Turnover
For the Year or Period Ended	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Net Assets (3)	Rates

Small-Cap Equity (16)
01/01/2007 - 06/30/2007 (5), (6)	8.69%	$412,522	0.99%	0.99%	0.62%	47.28%
2006 (6)	18.68%	98,735	1.01%	1.01%	0.42%	98.72%
05/02/2005 - 12/31/2005 (6)	15.34%	70,347	1.05%	1.05%	0.73%	61.41%

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian and other credits, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Prior to May 1, 2007, Small-Cap Growth Portfolio was named Fasciano Small Equity Portfolio. Prior to May 1, 2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.

(5)	Unaudited.

(6)	Per share amounts have been calculated using the average shares method.

(7)	Amount represents less than $0.005 per share.

(8)	Includes return of capital distributions for the Small-Cap Growth, Equity, Growth LT, and Large-Cap Growth Portfolios of ($0.005), ($0.007), ($0.003), and ($0.006), respectively.

(9)	The expense ratios for the American Funds Growth-Income and American Funds Growth Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The investment in Class 1 shares effective May 1, 2007 results in lower expenses at the Master Fund level (See Notes 1 and 3 to Financial Statements).

(10)	Includes return of capital distribution of ($0.04) for 2004.

(11)	Operations commenced on May 1, 2007.

(12)	Prior to January 1, 2006, Large-Cap Growth Portfolio was named Blue Chip Portfolio.

(13)	Prior to January 1, 2003, Main Street Core Portfolio was named Large-Cap Core Portfolio.

(14)	Prior to May 1, 2003, Comstock Portfolio was named Strategic Value Portfolio.

(15)	Prior to May 1, 2002, Real Estate Portfolio was named REIT Portfolio.

(16)	Prior to May 1, 2007, Small-Cap Equity Portfolio was named VN Small-Cap Value Portfolio.
See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2007 was comprised of thirty-two separate portfolios: the Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, and Small-Cap Equity (formerly VN Small-Cap Value) Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.
     American Funds Growth-Income and American Funds Growth Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares (effective May 1, 2007) of the Growth-Income and Growth Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Prior to May 1, 2007, the Feeder Portfolios invested in Class 2 shares of the Master Funds. Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2007, the American Funds Growth-Income and American Funds Growth Portfolios owned 6.64% and 4.83% of the Growth-Income and Growth Funds, respectively, of the Master Funds. American Funds Insurance Series is a registered trademark of AFD.
     Shares of some or all of the portfolios within the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account, each a separate account of Pacific Life Insurance Company (“Pacific Life”), and Pacific Select Exec Separate Account, Separate Account I, and Separate Account A, each a separate account of Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.
     A. Portfolio Valuation
     Each portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.
     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including options contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. Fixed income securities are generally valued at the mean between the bid and ask prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Fund’s Board of Trustees (the “Board”). If bid and ask prices are not available, securities may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.
     In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE.
     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (GNMA) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest Income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon the Fund’s current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (Note 2L) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     C. Distributions to Shareholders
     The portfolios currently declare and pay dividends on net investment income at least annually, except for the Short Duration Bond, Floating Rate Loan, Diversified Bond, Inflation Managed, Managed Bond, Money Market, and High Yield Bond Portfolios, for which dividends are declared and paid monthly. Dividends may be declared less frequently if advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. Foreign Currency Translation
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Fund does not separately report in the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized appreciation or depreciation from investments.
     Net realized foreign exchange gains and losses arise from sales of a portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.
     E. Expense Allocation
     General expenses of the Fund (including custodial asset-based fees, portfolio accounting and tax fees, audit fees, printing and mailing expenses, fees and expenses of the independent trustees, and support services and legal fees not directly attributable to a particular portfolio) are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio (including advisory fees, service fees, support services, custodial transaction-based fees, legal fees, interest expenses, registration fees, certain taxes, other professional fees, and offering and reorganization costs) are charged directly to that portfolio.
     F. Offering Costs
     The Fund bears all costs associated with offering expenses including legal, printing and support services (See Note 3). All such costs are amortized to expense of the new portfolios on a straight-line basis over twelve months from commencement of operations.
     G. Equalization
     Effective January 1, 2007, the Fund discontinued the accounting practice known as equalization, which is no longer a common practice in the industry, with no impact on NAV’s. Prior to January 1, 2007, the Fund used equalization, by which a portion of the proceeds from sales and costs of repurchases of portfolios’ shares, equivalent on a per share basis to the amount of net distributable investment income on the date of the transaction, was credited or charged to net undistributed income. As a result, net undistributed investment income per share was unaffected by sales or redemptions of the Fund’s shares.
     H. Futures Contracts
     Certain portfolios may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     I. Options Contracts
     Certain portfolios may write and/or purchase call and put options on securities, futures, interest rate swaps (“swaptions”), or currencies. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a portfolio may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.
     J. Forward Foreign Currency Contracts
     Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a portfolio’s investment in foreign securities. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The charge, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.
     K. Swaps
     Certain portfolios may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a portfolio had invested directly in the asset that yielded the desired return and to manage its exposure to interest and other financial risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.
     Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.
     Interest rate cap swap agreements, which are similar to interest rate swaps agreements, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate. A portfolio enters into interest rate cap swaps is intended to both manage the portfolio’s duration and its exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which a portfolio experience primarily in the form of leverage. A portfolio is exposed to credit loss in the event of non-performance by the other party to the interest rate cap swap. However, the Fund does not anticipate non-performance by any counterparty.
     Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or fall short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.
     Price-lock or Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.
     Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
     L. Senior Loan Participations and Assignments
     Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the Borrower directly. When investing in a loan participation, a portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the Borrower. A portfolio generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the portfolio assumes the credit risk of the Borrower, selling participant, or other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When a portfolio purchases assignments from lenders it acquires direct rights against the Borrower on the loan.
     M. Inflation-Indexed Bonds
     Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     N. Stripped Mortgage-Backed Securities
     Certain portfolios may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. IOs are subject to accelerated principal paydowns as a result of prepayment or refinancing of underlying pool of mortgage instruments. As a result, interest income on IOs may be reduced considerably. The market value of IOs is extremely volatile to changes in market interest rates. As prepayments on the underlying mortgages of POs increase, the yield on POs increases. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to book value of the security on coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     O. Equity-Linked Structured Notes
     Certain portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.
     P. Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.
     Q. When-Issued Securities
     Certain portfolios many purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     R. Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.
     S. Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
     T. Inverse Floater Structures
     Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (1) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal securities from the TOB to the portfolios.
     Financial transactions executed through TOB’s generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share.
     U. Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by Pacific Life Fund Advisors LLC (see Note 3) or a Portfolio Manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     V. New Accounting Pronouncements
     In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 establishes the minimum threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Effective June 29, 2007, the Fund adopted FASB Staff Position No. FIN 48-1, which provided added guidance on how to determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. The Fund adopted FIN 48 on June 29, 2007 with no impact on net assets or the financial statements.
     In addition, in September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, which defines fair value, established a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. SFAS 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS 157 will be effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the potential impact, if any, the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.
     W. General Investment Risks
     The price of equity securities changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Each portfolio may not invest in illiquid securities if as a result of such investment, more than 15% (10% for the Money Market Portfolio) of its net assets would be invested in illiquid securities. The term “illiquid securities” for this purpose means securities cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid securities held by each portfolio as of June 30, 2007 was less than 15% (10% for the Money Market Portfolio) of its net assets. In connection with the May 1, 2007 start-up of the Floating Rate Loan Portfolio, as of June 30, 2007, 26.33% of the portfolio’s net assets were committed to trades that remained unsettled 30 days beyond trade date. Under the Fund’s internal compliance procedures such holdings, under normal operations, would be presumed illiquid; however, based on the portfolio manager’s representation the Fund’s adviser deemed the substantial majority of these assets to be liquid.
     For additional risks, refer to discussions on specific types of investments in Notes 2H through 2U above.
3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN
     Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to the Fund. Prior to May 1, 2007, Pacific Life served as Investment Adviser to the Fund. Pursuant to an Investment Advisory Agreement, Pacific Life received advisory fees from the Fund based on the following advisory fee rates, which were based on an annual percentage of the average daily net assets of each portfolio for the period January 1, 2007 to April 30, 2007:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Small-Cap Growth	0.80%
International Value	0.85%
International Small-Cap	1.05%
Equity Index	0.25%
Small-Cap Index	0.50%
Diversified Research	0.90%
Equity	0.65%
American Funds Growth-Income	0.95	% (1), (2)
American Funds Growth	0.95	% (1)
Large-Cap Value	0.85%
Technology	1.10%
Short Duration Bond	0.60%
Diversified Bond	0.60%
Growth LT	0.75%
Focused 30	0.95%
Health Sciences	1.10%
Mid-Cap Value	0.85%
Large-Cap Growth	0.95%
International Large-Cap	1.05%
Small-Cap Value	0.95%
Multi-Strategy	0.65%
Main Street Core	0.65%
Emerging Markets	1.00%
Managed Bond	0.60%
Inflation Managed	0.60%
Money Market	See (3)
High Yield Bond	0.60%
Comstock	0.95%
Mid-Cap Growth	0.90%
Real Estate	1.10%
Small-Cap Equity	0.95%

(1)	Pursuant to a written agreement, Pacific Life limited its advisory fee through April 30, 2007 to 0.36% on an annual basis for the Feeder Portfolios. This limitation amount was changed effective May 1, 2007 (as described in footnote (1) to the second table below).

(2)	Pacific Life agreed to subsidize any fees for the American Funds Growth-Income Portfolio (the “Feeder Portfolio”) to the extent that its ordinary operating expenses, including advisory fees and the proportionate share of net fees and expenses of the Master Fund in which the Feeder Portfolio invested exceeded 1.01% on an annual basis through April 30, 2007.

(3)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% of the excess of over $500 million.
     Effective May 1, 2007, the Fund’s Board approved a new advisory fee schedule which lowered the base rate by 0.20% (except for the new Floating Rate Loan Portfolio, which commenced operations on May 1, 2007), and provides fee breakpoints for all portfolios. The Fund’s Board also approved a new Service Plan that added a service fee of 0.20% for all portfolios effective May 1, 2007.
     Pursuant to the new fee schedule, PLFA receives advisory fees from the Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Small-Cap Growth	0.60% of first $4 billion
0.58% on excess

International Value	0.65% of first $4 billion
Mid-Cap Value	0.63% on excess

International Small-Cap	0.85% of first $1 billion
0.82% of next $1 billion
0.79% of next $2 billion
0.77% on excess

Equity Index	0.05% of first $4 billion
0.03% on excess

Small-Cap Index	0.30% of first $4 billion
0.28% on excess

Diversified Research	0.70% of first $100 million
0.66% of next $900 million
0.63% of next $3 billion
0.61% on excess

Equity	0.45% of first $4 billion
Multi-Strategy	0.43% on excess
Main Street Core

American Funds Growth-Income (1), (2)	0.75% of first $1 billion
American Funds Growth (1)	0.72% of next $1 billion
Floating Rate Loan	0.69% of next $2 billion
Small-Cap Value	0.67% on excess
Small-Cap Equity

Large-Cap Value	0.65% of first $100 million
0.61% of next $900 million
0.58% of next $3 billion
0.56% on excess

Technology	0.90% of first $1 billion
Health Sciences	0.87% of next $1 billion
0.84% of next $2 billion
0.82% on excess

Short Duration Bond	0.40% of first $4 billion
Diversified Bond	0.38% on excess
Managed Bond
Inflation Managed
High Yield Bond

Growth LT	0.55% of first $4 billion
0.53% on excess

Focused 30	0.75% of first $100 million
Large-Cap Growth	0.71% of next $900 million
Comstock	0.68% of next $3 billion
0.66% on excess

International Large-Cap	0.85% of first $100 million
0.77% of next $900 million
0.75% of next $3 billion
0.73% on excess

Emerging Markets	0.80% of first $4 billion
0.78% on excess

Money Market	0.20% of first $250 million
0.15% of next $250 million
0.10% of next $3.5 billion
0.08% on excess

Mid-Cap Growth	0.70% of first $4 billion
0.68% on excess

Real Estate	0.90% of first $100 million
0.82% of next $900 million
0.80% of next $3 billion
0.78% on excess

(1)	PLFA entered into advisory fee waiver agreements, effective May 1, 2007, to limit its advisory fees to a maximum of 0.41% for the Feeder Portfolios until April 30, 2008. Effective May 1, 2007, the Feeder Portfolios began investing in Class 1 shares of the Master Funds instead of Class 2 shares (See Note 1). Class 2 shares are subject to a 0.25% 12b-1 distribution charge (See Note 7); Class 1 shares are not subject to such charge. In addition, effective May 1, 2007, there was a 0.20% reduction of the gross investment advisory fee for the Feeder Portfolios and a simultaneous implementation of a 0.20% Service Plan fee (discussed below). Although there were a number of changes as noted above, the total direct (at the Feeder Portfolio level) and indirect (at the Master Fund level) expenses of the Feeder Portfolios, remained the same or slightly lower after all changes took place on May 1, 2007.

(2)	PLFA agreed to subsidize any fees of the American Funds Growth-Income Portfolio (the “Feeder Portfolio”) to the extent that its ordinary operating expenses, including advisory fees and service fees, and the proportionate share of net fees and expenses of the Master Fund in which the Feeder Portfolio invests exceeds 1.01% on an annual basis through April 28, 2008.
     Prior to May 1, 2007, an Advisory Fee Reduction Program (the “Program”) that reduced the advisory fees paid to Pacific Life under the Investment Advisory Agreement was in place. Pursuant to this Program, Pacific Life waived 0.00125% of its advisory fee for each applicable portfolio for the period from May 1, 2005 through April 30, 2007 for all portfolios. The Program expired on April 30, 2007.
     Pursuant to Portfolio Management Agreements, the Fund and PLFA engage portfolio managers under PLFA’s supervision for twenty-eight of the thirty-two portfolios. The following firms serve as sub-advisers for the respective portfolios: Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; AllianceBernstein L.P. for the International Value Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; BlackRock Investment Management, LLC for the Equity Index and Small-Cap Index Portfolios; Capital Guardian Trust Company for the Diversified Research and Equity Portfolios; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; Columbia Management Advisors, LLC for the Technology Portfolio; Goldman Sachs Asset Management, L.P. for the Short Duration Bond Portfolio; Highland Capital Management, L.P. for the Floating Rate Loan Portfolio; J.P. Morgan Investment Management, Inc. for the Diversified Bond Portfolio; Janus Capital Management LLC for the

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Growth LT and Focused 30 Portfolios; Jennison Associates LLC for the Health Sciences Portfolio; Lazard Asset Management LLC for the Mid-Cap Value Portfolio; Loomis, Sayles & Company, L.P. for the Large-Cap Growth Portfolio; MFS Investment Management for the International Large-Cap Portfolio; NFJ Investment Group L.P. for the Small-Cap Value Portfolio; OppenheimerFunds, Inc. for the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios; Pacific Investment Management Company LLC for the Managed Bond and Inflation Managed Portfolios; Van Kampen for the Comstock, Mid-Cap Growth, and Real Estate Portfolios; and Vaughan Nelson Investment Management, L.P. for the Small-Cap Equity Portfolio. PLFA, as Investment Adviser to the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their advisory services provided to the Fund.
     Pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and Capital Research and Management Company (“CRMC”), CRMC serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2007, CRMC received 0.24% and 0.29% of net advisory fees based on an annual percentage of the average daily net assets of each fund from the Growth-Income and Growth Funds, respectively, of the Master Funds. The advisory fee rates before waiver were 0.26% and 0.32%, respectively, for the same period. PLFA serves as the Investment Adviser for the Feeder Portfolios.
     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, and chief compliance officer services, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.
     Effective May 1, 2007, the Distributor received from the Fund a service fee of 0.20% based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker/dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.
4. TRUSTEE COMPENSATION AND RETIREMENT PLAN
     The Fund pays each independent trustee of the Board retainer fees and specified amounts for various committee services and for chairing the committees.
     Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Life Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. In addition, the Fund maintains a retirement plan for three former independent trustees and the retirement benefit obligations were fully accrued as of December 31, 2005. There is no retirement plan for current independent trustees. During the period ended June 30, 2007, the Fund paid $148,300 and $165,000 of deferred compensation and retirement benefits, respectively, to resigned and/or retired independent trustees. As of June 30, 2007, the total deferred trustee compensation liability and the accrued retirement benefit obligations were $613,082 and $495,000, respectively.
5. EXPENSE REDUCTIONS
     To help limit fund expenses, PLFA has contractually agreed to reimburse each portfolio other than the American Funds Growth-Income Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the independent trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2008. There is no guarantee that PLFA will continue to cap expenses after April 30, 2008. Any portion of such reduction or reimbursement is subject to repayment to PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the portfolio, but not above the expense cap. For the period ended June 30, 2007, a reimbursement of $4,799 was required by PLFA for the Floating Rate Loan Portfolio. No repayment was required by the Fund under the expense limitation agreement. All reductions or reimbursements with the exception of the Floating Rate Loan Portfolio reimbursement have been fully recouped or expired as of June 30, 2007.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     In the case of the American Funds Growth-Income Portfolio, PLFA has contractually agreed to reimburse the portfolio for its ordinary operating expenses, including advisory and service fees, and the proportionate share of the net fees and expenses of the Master Fund that exceed an annual rate of 1.01% of its average daily net assets through April 28, 2008. For the period ended June 30, 2007, no reimbursement was required by PLFA.
     The Fund has also entered into an arrangement with its custodian and securities lending agent (See Note 8), whereby credits are realized as a result of uninvested cash balances and cash is received to offset custodial transaction fees associated with securities lending.
     The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian and other credits, if any, are presented in the accompanying Statements of Operations.
6. RECAPTURED COMMISSIONS
     The Fund may from time to time enter into directed brokerage agreements that may generate credits, cash or other compensation (“recaptured commissions”). Recaptured commissions are recorded as realized gains and are reflected on the Statements of Operations. For the period ended June 30, 2007, the total recaptured commissions received by each portfolio through directed brokerage transactions were as follows:

Small-Cap Growth	$26,314
International Value	1,158
Diversified Research	27,606
Equity	7,712
Technology	7,277
Growth LT	18,620
Focused 30	7,578
Health Sciences	21,370
Mid-Cap Value	861,049
Large-Cap Growth	186,056
Small-Cap Value	25,620
Comstock	390
Mid-Cap Growth	35,104
7. TRANSACTIONS WITH AFFILIATES
     The Fund has incurred $168,987,481 of investment advisory fees (after advisory fee waivers of $8,711,306, Note 3), $17,854,278 of service fees to the Distributor, and $1,143,011 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, Note 3) for the period ended June 30, 2007. As of June 30, 2007, $23,878,027, $605,927, and $439,313, respectively, remained payable. Included in the above investment advisory fees, service fees and expenses for support services amounts are $349,789 (after advisory fee waivers of $492), $0 and $5,080, respectively, which reflects the amounts attributed to the Concentrated Growth and Capital Opportunities Portfolios in the aggregate (See Note 15).
     The Distributor received a service fee from the Master Funds (See Note 1) at an annual rate of 0.25% of the average daily net assets of the shares of each Master Fund attributable to the applicable Feeder Portfolios for the period January 1, 2007 to April 30, 2007. Effective May 1, 2007, the Feeder Portfolios began investing in Class 1 shares of the Master Funds instead of Class 2 shares. Class 2 shares are subject to a 0.25% distribution and/or service (12b-1) fees; Class 1 shares are not subject to such fees. The Distributor paid to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance and annuity products issued or administered by Pacific Life and PL&A through investments by the Feeder Portfolios in the Master Funds. Effective May 1, 2007, the Distributor pays AFD 0.16% of purchase payments up to $1.5 billion, 0.14% on next $1.5 billion, and 0.10% on excess over $3 billion. For the period ended June 30, 2007, the Master Funds incurred $2,814,838 of service fees payable to the Distributor. For the same period, the Distributor incurred $607,207 of marketing expense allowance to AFD, of which $309,175 remained payable as of June 30, 2007.
     Certain officers and directors of Pacific Life and PLFA are also officers and trustees of the Fund.
8. SECURITIES LENDING
     The Fund may loan securities to certain brokers, dealers and other financial institutions in order to earn additional income. The borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The collateral is marked-to-market daily based on the previous day’s market value of securities loaned. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the holding and investment of collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities (or equivalent payments in lieu thereof) and to participate in any changes in their market value, but does not have proxy voting rights with respect to loaned securities. However, the Fund has the right to call back securities from loan in order to vote on material matters. Mellon Bank, N.A. serves as the Fund’s securities lending agent and the Mellon GSL DBT II Collateral Fund (a series of the Mellon GSL Reinvestment Trust, a Delaware Business Trust) is the investment vehicle for the Fund’s cash collateral. The market values of securities loaned by the Fund and the collateral held for securities on loan as of June 30, 2007, were as follows:

	Market	Cash Collateral
	Value	Received
	of Securities	for Loans
Portfolio	on loan	Outstanding (1)

Small-Cap Growth	$197,701,001	$206,881,601
International Value	505,595,347	525,584,175
International Small-Cap	113,380,853	120,561,036
Equity Index	119,010,612	123,206,901
Small-Cap Index	470,214,673	495,746,036
Diversified Research	183,211,255	189,794,468
Equity	34,729,621	35,723,843
Large-Cap Value	133,266,867	138,581,760
Technology	21,262,538	21,948,709
Short Duration Bond	26,877,038	27,612,920
Diversified Bond	279,316,149	286,673,790
Growth LT	170,095,349	176,310,034
Focused 30	89,211,567	91,583,114
Health Sciences	32,578,596	34,194,796

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Market	Cash Collateral
	Value	Received
	of Securities	for Loans
Portfolio	on loan	Outstanding (1)

Mid-Cap Value	745,920,191	772,076,920
Large-Cap Growth	69,299,469	71,151,232
International Large-Cap	477,510,123	498,729,071
Small-Cap Value	197,121,833	204,430,135
Multi-Strategy	49,621,235	51,628,092
Main Street Core	123,775,544	127,880,185
Emerging Markets	87,895,400	94,079,881
Managed Bond	555,588,104	608,953,265
High Yield Bond	126,616,787	131,611,187
Comstock	173,052,269	179,163,994
Mid-Cap Growth	300,218,536	309,534,740
Real Estate	279,713,308	288,984,471
Small-Cap Equity	91,059,680	94,613,115

(1)	As of June 30, 2007, no non-cash collateral was received for loans outstanding.
     Cash collateral received for securities lending transactions is presented in the respective portfolio’s Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is presented in the respective Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.
9. INDEMNIFICATIONS
     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
10. COMMITTED LINE OF CREDIT
     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”). The interest rate on the borrowing is the Bank’s overnight Federal funding rate plus 0.50%, 5.88% as of June 30, 2007. The Fund agrees to pay to the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are presented in the accompanying Statements of Operations. The commitment fees are allocated to each portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to that portfolio. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2007 for each portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	of Borrowing

Equity Index	5.78%	$3,756,915
Technology	5.82%	585,285
Growth LT	5.79%	9,574,651
Focused 30	5.78%	4,443,768
Health Sciences	5.81%	704,828
Large-Cap Growth	5.75%	11,522,799
International Large-Cap	5.80%	7,158,874
Multi-Strategy	5.79%	3,587,215
Main Street Core	5.75%	111,602
Emerging Markets	5.80%	6,565,620
High Yield Bond	5.81%	10,096,040
Mid-Cap Growth	5.77%	2,622,642
11. UNFUNDED SENIOR LOAN COMMITMENTS
     Pursuant to the terms of certain of the Senior Loan agreements (Note 2L), the Floating Rate Loan and High Yield Bond Portfolios had unfunded loan commitments of $2,987,877 and $26,997,967, respectively, as of June 30, 2007 (see details in Notes to Schedule of Investments of the respective portfolios). The net unrealized appreciation or depreciation on these commitments as of June 30, 2007 is reported as “Unfunded loan commitment appreciation” or “Unfunded loan commitment depreciation” in the Statements of Assets and Liabilities.
12. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments, and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2007, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales

Short Duration Bond	$401,994,770	$530,424,965
Diversified Bond	6,844,110,336	6,027,350,727
Multi-Strategy	231,690,711	202,404,287
Managed Bond	15,637,236,391	15,446,780,608
Inflation Managed	27,133,110,297	26,879,518,524

	Other Securities
Portfolio	Purchases	Sales

Small-Cap Growth	$841,193,058	$621,524,854
International Value	1,077,431,206	287,880,778
International Small-Cap	661,779,078	472,677,574
Equity Index	42,051,325	372,845,123
Small-Cap Index	604,098,846	162,247,423
Diversified Research	276,505,533	525,692,840
Equity	38,997,849	64,738,970
American Funds Growth-Income	318,238,154	5,914,667
American Funds Growth	273,563,601	552,299,595
Large-Cap Value	451,752,820	174,785,708
Technology	112,569,615	127,652,394
Short Duration Bond	119,166,188	289,502,217
Floating Rate Loan	723,531,711	11,270,055
Diversified Bond	1,217,774,454	619,660,469
Growth LT	330,529,838	465,930,397
Focused 30	55,490,811	59,246,626

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Other Securities
Portfolio	Purchases	Sales

Health Sciences	57,358,236	63,369,462
Mid-Cap Value	2,115,622,713	2,016,092,624
Large-Cap Growth	1,015,569,682	1,835,500,947
International Large-Cap	840,192,923	2,132,309,042
Small-Cap Value	134,617,367	104,943,891
Multi-Strategy	113,746,526	157,926,809
Main Street Core	1,304,348,270	1,191,334,614
Emerging Markets	474,274,198	469,323,492
Managed Bond	501,087,244	300,175,323
Inflation Managed	1,049,336,218	66,902,885
High Yield Bond	278,610,480	244,285,897
Comstock	1,154,799,414	245,838,016
Mid-Cap Growth	363,869,392	248,879,097
Real Estate	266,366,711	296,202,636
Small-Cap Equity	378,274,234	86,065,609
13. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the period ended June 30, 2007, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

International Value	$6,746,982	$414,615,966	$421,362,948
International Small-Cap	349,025	—	349,025
Short Duration Bond	40,263,114	—	40,263,114
Diversified Bond	30,367,911	—	30,367,911
International Large-Cap	72,172,979	429,195,268	501,368,247
Emerging Markets	98,508,189	217,236,170	315,744,359
Managed Bond	87,403,268	4,510,488	91,913,756
Inflation Managed	88,669,943	—	88,669,943
Money Market	24,472,588	—	24,472,588
High Yield Bond	31,485,784	—	31,485,784
     The tax character of distributions paid during the year ended December 31, 2006, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Small-Cap Growth (1)	$1,264,295	$—	$1,264,295
International Value	40,893,293	—	40,893,293
International Small-Cap	906,903	—	906,903
Equity Index	43,623,670	63,587,193	107,210,863
Small-Cap Index	15,161,325	172,923,810	188,085,135
Diversified Research	17,648,033	28,271,222	45,919,255
Equity (1)	983,449	—	983,449
American Funds Growth-Income	19,967,401	32,752,192	52,719,593
American Funds Growth	11,015,450	10,399,452	21,414,902
Large-Cap Value	53,992,257	202,924,688	256,916,945
Short Duration Bond	72,594,766	—	72,594,766
Diversified Bond	26,134,469	177,547	26,312,016
Growth LT (1)	10,812,003	—	10,812,003
Focused 30	145,819	—	145,819
Health Sciences	9,048,908	7,827,627	16,876,535
Mid-Cap Value	279,345,324	280,804,178	560,149,502
Large-Cap Growth (1)	3,047,588	—	3,047,588
International Large-Cap	102,274,335	92,243,562	194,517,897
Small-Cap Value	40,324,543	112,471,915	152,796,458
Multi-Strategy	12,923,268	11,230,733	24,154,001
Main Street Core	23,657,762	2,331,286	25,989,048
Emerging Markets	22,975,228	187,939,854	210,915,082
Managed Bond	144,491,539	—	144,491,539
Inflation Managed	220,202,931	4,580,532	224,783,463
Money Market	46,113,645	—	46,113,645
High Yield Bond	60,424,746	—	60,424,746
Comstock	43,080,642	106,008,369	149,089,011
Mid-Cap Growth	1,814,907	17,259,887	19,074,794
Real Estate	46,638,311	174,153,355	220,791,666
Small-Cap Equity	6,216,757	2,362,469	8,579,226

(1)	Includes return of capital distributions for the Small-Cap Growth, Equity, Growth LT, and Large-Cap Growth Portfolios of $240,518, $96,366, $246,520, and $1,042,979, respectively.
     As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

International Value	($1,292)	$6,746,982	$414,615,966	$390,600,310
International Small-Cap	(37,720,154)	349,025	—	62,754,202
Short Duration Bond	(40,902,826)	722,920	—	(1,169,635)
Diversified Bond	(401,563)	3,649,173	—	5,396,015
International Large-Cap	—	72,172,979	429,195,268	698,914,563
Emerging Markets	—	98,508,189	217,236,170	337,853,865
Managed Bond	(18,205,325)	3,933,360	4,510,488	(15,619,263)
Inflation Managed	(57,241,183)	6,593,996	—	(167,460,451)
Money Market	(170)	384,278	—	—
High Yield Bond	(147,156,440)	606,527	—	19,376,428
     The components of the accumulated capital and other losses as of December 31, 2006, are summarized in Note 14.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
14. FEDERAL INCOME TAX INFORMATION
     The Fund currently intends that each portfolio (1) will qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), or (2) will be taxed as a partnership. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio taxed as a partnership is not subject to income tax, and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity or variable life insurance contract owner would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. Effective January 1, 2007, all portfolios except for the International Value, International Small-Cap, Short Duration Bond, Floating Rate Loan, Diversified Bond, International Large-Cap, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Portfolios, have elected to be taxed as a partnership (instead of a RIC).
     Each portfolio presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during 2006 to qualify as a RIC, and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.
     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2006 are available to offset future realized capital gains and thereby reduce future capital gain distributions for RIC portfolios. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. Net capital loss carryovers, post-October capital losses, and post-October foreign currency losses, if any, will expire for those portfolios which elected to be taxed as a partnership. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2006, are presented in the following table:

									Post-October
	Net Capital	Net Capital Loss Carryover Expiring in						Post-October	Foreign	Accumulated
	Loss							Capital Loss	Currency	Capital and
Portfolio	Carryover	2009 and Prior	2010	2011	2012	2013	2014	Deferral	Loss Deferral	Other Losses

International Value	$—	$—	$—	$—	$—	$—	$—	($1,292)	$—	($1,292)
International Small-Cap	(29,660,563)	—	—	—	—	—	(29,660,563)	(8,059,591)	—	(37,720,154)
Short Duration Bond	(40,900,559)	—	—	(3,181,305)	(11,968,697)	(14,086,485)	(11,664,072)	(2,267)	—	(40,902,826)
Diversified Bond	—	—	—	—	—	—	—	(202,682)	(198,881)	(401,563)
Managed Bond	—	—	—	—	—	—	—	(18,205,325)	—	(18,205,325)
Inflation Managed	(57,241,183)	—	—	—	—	—	(57,241,183)	—	—	(57,241,183)
Money Market	(170)	—	—	—	—	—	(170)	—	—	(170)
High Yield Bond (1)	(147,156,440)	(68,048,589)	(64,602,916)	(14,504,935)	—	—	—	—	—	(147,156,440)
(1)	The net capital loss carryover for 2009 and prior includes $64,325 and $14,144,174 net capital loss carryover expiring in 2007 and 2008, respectively.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and deprecation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2007, were as follows:

	Total Cost of	Gross	Gross	Net Appreciation	Net Appreciation	Net
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

Small-Cap Growth	$936,754,943	$47,833,292	($23,782,500)	$24,050,792	$—	$24,050,792
International Value	3,805,178,569	693,871,975	(59,088,926)	634,783,049	(668,246)	634,114,803
International Small-Cap	1,027,265,321	154,859,366	(18,751,570)	136,107,796	(318)	136,107,478
Equity Index	1,953,126,590	502,387,983	(121,882,848)	380,505,135	(1,267,285)	379,237,850
Small-Cap Index	1,946,105,360	247,735,686	(66,077,473)	181,658,213	(1,774,651)	179,883,562
Diversified Research	1,472,268,267	221,547,786	(19,378,212)	202,169,574	—	202,169,574
Equity	292,747,091	42,191,581	(5,528,589)	36,662,992	—	36,662,992
American Funds Growth-Income	1,744,170,475	230,552,367	—	230,552,367	—	230,552,367
American Funds Growth	1,275,260,053	167,165,904	—	167,165,904	—	167,165,904
Large-Cap Value	2,599,726,305	525,122,523	(9,662,854)	515,459,669	1,307	515,460,976
Technology	106,048,272	12,816,714	(871,573)	11,945,141	(397)	11,944,744
Short Duration Bond	1,444,502,520	3,105,336	(9,228,910)	(6,123,574)	504,653	(5,618,921)
Floating Rate Loan	709,380,536	512,749	(2,479,008)	(1,966,259)	1,535	(1,964,724)
Diversified Bond	3,335,234,687	4,406,208	(17,482,527)	(13,076,319)	(3,852,598)	(16,928,917)
Growth LT	1,628,254,822	432,852,012	(16,192,903)	416,659,109	(251,922)	416,407,187
Focused 30	302,055,965	78,129,779	(3,364,388)	74,765,391	1,234	74,766,625
Health Sciences	141,955,990	24,274,203	(2,791,733)	21,482,470	—	21,482,470
Mid-Cap Value	5,028,257,046	459,490,681	(68,154,738)	391,335,943	—	391,335,943
Large-Cap Growth	858,606,458	82,242,315	(5,956,301)	76,286,014	—	76,286,014

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Total Cost of	Gross	Gross	Net Appreciation	Net Appreciation	Net
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

International Large-Cap	$3,050,438,574	$492,433,782	($45,959,328)	$446,474,454	$91,336	$446,565,790
Small-Cap Value	728,949,136	158,786,942	(17,081,134)	141,705,808	—	141,705,808
Multi-Strategy	528,624,539	67,869,373	(7,454,894)	60,414,479	(252,001)	60,162,478
Main Street Core	2,374,719,706	273,946,333	(19,452,131)	254,494,202	—	254,494,202
Emerging Markets	1,454,304,300	513,083,112	(42,031,906)	471,051,206	(1,900,247)	469,150,959
Managed Bond	6,077,024,917	28,234,854	(62,705,374)	(34,470,520)	(7,407,726)	(41,878,246)
Inflation Managed	8,718,379,392	23,363,122	(231,888,229)	(208,525,107)	(1,602,032)	(210,127,139)
Money Market	947,064,180	—	—	—	—	—
High Yield Bond	914,682,962	16,064,066	(11,513,930)	4,550,136	—	4,550,136
Comstock	2,608,513,575	217,255,344	(20,411,516)	196,843,828	—	196,843,828
Mid-Cap Growth	1,461,656,616	159,336,041	(39,802,457)	119,533,584	439	119,534,023
Real Estate	1,118,158,503	298,899,601	(8,694,396)	290,205,205	9,773	290,214,978
Small-Cap Equity	494,942,181	27,274,340	(6,498,890)	20,775,450	—	20,775,450
     (1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.
     The implementation of FIN 48 on June 29, 2007 (Note 2.V) resulted in no material liability for unrecognized tax benefits as of June 30, 2007.
15. REORGANIZATIONS AND SUBSTITUTION
     On April 28, 2006, the Large-Cap Value and Mid-Cap Growth Portfolios (“Surviving Portfolios”) acquired all of the assets and liabilities of the Financial Services and Aggressive Growth Portfolios (“Acquired Portfolios”), respectively, each in a tax-free exchange for Federal tax purposes for shares of the Surviving Portfolios, pursuant to the plans of reorganization (“2006 Reorganizations”) approved by the Board and shareholders of record of the Acquired Portfolios as of the applicable record date. Pacific Life paid half of the reorganization costs. The Surviving and Acquired Portfolios paid the other half of the expenses relating to the 2006 Reorganizations, which were split equally. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation of the Acquired Portfolios as of the reorganization date immediately prior to the 2006 Reorganizations, and the net assets of the Surviving Portfolios as of the reorganization date immediately prior to and after the 2006 Reorganizations, were as follows:

								Acquired Portfolio
				Shares	Surviving	Acquired	Net Assets	Unrealized
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Appreciation
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	(Depreciation)

April 28, 2006	Large-Cap Value	Financial Services	8,283,081	5,465,204	$2,146,279,891	$77,363,196	$2,223,643,087	$2,659,829
April 28, 2006	Mid-Cap Growth	Aggressive Growth	8,570,937	8,456,141	313,581,307	74,668,912	388,250,219	(45,650)
     On April 28, 2006, the American Funds Growth-Income Portfolio (the “Substitute Portfolio”), acquired all of the assets and liabilities of the Equity Income Portfolio (the “Replaced Portfolio”), in a tax-free exchange for Federal tax purposes for shares of the Substitute Portfolio, pursuant to the order of substitution issued by the SEC. The Replaced Portfolio was liquidated and its shares were exchanged for shares of the Substitute Portfolio. The substitution costs were paid by Pacific Life. The value of shares issued by the Substitute Portfolio is presented in the Statement of Changes in Net Assets. The number of shares acquired and issued by the Substitute Portfolio, the net assets and unrealized appreciation or depreciation of the Replaced Portfolio as of the substitution date immediately prior to the substitution, and the net assets of the Substitute Portfolio as of the substitution date immediately prior to and after the substitution, were as follows:

Replaced Portfolio
				Shares	Substitute	Replaced	Net Assets	Unrealized
Date of	Substitute	Replaced	Shares	Issued In	Portfolio	Portfolio	After	Appreciation
Substitution	Portfolio	Portfolio	Substituted	Substitution	Net Assets	Net Assets	Substitution	(Depreciation)

April 28, 2006	American Funds Growth-Income	Equity Income	18,249,055	13,920,526	$972,637,942	$159,521,469	$1,132,159,411	$—	(1)
     (1) All securities of the Replaced Portfolio were sold prior to the substitution date; there was no unrealized appreciation or depreciation immediately prior to the substitution.
     On April 30, 2007, the Equity and Main Street Core Portfolios (“Surviving Portfolios”) acquired all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios (“Acquired Portfolios”), respectively, each in a tax-free exchange for Federal tax purposes for shares of the Surviving Portfolios, pursuant to the plans of reorganization (“2007 Reorganizations”) approved by the Board and shareholders of record of the Acquired Portfolios as of the applicable record date. Pacific Life paid half of the reorganization costs. The Acquired Portfolios paid the other half of the expenses relating to the 2007 Reorganizations. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation of the Acquired Portfolios as of the reorganization date immediately prior to the 2007 Reorganizations, and the net assets of the Surviving Portfolio as of the reorganization date immediately prior to and after the 2007 Reorganizations, were as follows:

				Shares	Surviving	Acquired	Net Assets	Acquired Portfolio
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Unrealized
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	Appreciation

April 30, 2007	Equity	Concentrated Growth	8,750,818	2,020,151	$ 262,612,087	$44,529,106	$ 307,141,193	$1,492,936
April 30, 2007	Main Street Core	Capital Opportunities	7,819,041	3,075,746	2,350,103,953	78,005,257	2,428,109,210	1,694,457

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
16. SHARES OF BENEFICIAL INTEREST
     Change in shares of beneficial interest of each portfolio were as follows:

	Small-Cap Growth (1)		International Value		International Small-Cap (2)
	2007	2006	2007	2006	2007	2006

Shares sold	18,593,856	11,532,362	38,030,433	26,025,332	16,180,924	74,415,594
Dividend and distribution reinvested	—	108,549	21,655,589	2,073,913	30,424	88,064
Shares repurchased	(652,480)	(22,475,078)	(2,269,270)	(11,183,948)	(835,365)	(1,203,668)

Net increase (decrease)	17,941,376	(10,834,167)	57,416,752	16,915,297	15,375,983	73,299,990
Shares outstanding, beginning of year or period	41,509,538	52,343,705	143,422,623	126,507,326	73,299,990	—

Shares outstanding, end of period/year	59,450,914	41,509,538	200,839,375	143,422,623	88,675,973	73,299,990

	Equity Index		Small-Cap Index		Diversified Research
	2007	2006	2007	2006	2007	2006

Shares sold	3,280,385	8,733,596	33,863,252	12,770,343	7,788,617	28,411,245
Dividend and distribution reinvested	—	3,370,846	—	13,186,090	—	3,399,494
Shares repurchased	(13,489,014)	(13,933,308)	(6,881,889)	(39,541,987)	(25,439,168)	(2,796,770)

Net increase (decrease)	(10,208,629)	(1,828,866)	26,981,363	(13,585,554)	(17,650,551)	29,013,969
Shares outstanding, beginning of year	73,820,372	75,649,238	82,139,759	95,725,313	123,415,396	94,401,427

Shares outstanding, end of period/year	63,611,743	73,820,372	109,121,122	82,139,759	105,764,845	123,415,396

	Equity		American Funds Growth-Income		American Funds Growth
	2007	2006	2007	2006	2007	2006

Shares sold	196,008	847,815	21,014,220	43,374,557	13,674,525	38,676,575
Shares issued in connection with acquisition (3)	2,020,151	—	—	13,920,526	—	—
Dividend and distribution reinvested	—	46,990	—	4,373,389	—	1,655,043
Shares repurchased	(1,664,855)	(4,382,311)	(1,036,765)	(2,024,582)	(40,130,305)	(3,773,579)

Net increase (decrease)	551,304	(3,487,506)	19,977,455	59,643,890	(26,455,780)	36,558,039
Shares outstanding, beginning of year or period	12,725,191	16,212,697	131,709,686	72,065,796	127,553,996	90,995,957

Shares outstanding, end of period/year	13,276,495	12,725,191	151,687,141	131,709,686	101,098,216	127,553,996

	Large-Cap Value		Technology		Short Duration Bond
	2007	2006	2007	2006	2007	2006

Shares sold	19,699,369	28,616,417	1,138,705	8,211,636	20,268,218	41,542,279
Shares issued in connection with acquisition (3)	—	5,465,204	—	—	—	—
Dividend and distribution reinvested	—	19,012,746	—	—	4,165,991	7,530,813
Shares repurchased	(4,520,087)	(10,694,309)	(3,564,004)	(12,917,602)	(77,015,262)	(13,121,153)

Net increase (decrease)	15,179,282	42,400,058	(2,425,299)	(4,705,966)	(52,581,053)	35,951,939
Shares outstanding, beginning of year	185,942,039	143,541,981	16,079,739	20,785,705	198,988,645	163,036,706

Shares outstanding, end of period/year	201,121,321	185,942,039	13,654,440	16,079,739	146,407,592	198,988,645

	Floating Rate Loan (4)		Diversified Bond (2)		Growth LT
	2007	2006	2007	2006	2007	2006

Shares sold	74,162,652		104,073,049	74,827,323	2,404,459	12,499,530
Dividend and distribution reinvested	—		3,018,293	2,597,465	—	504,044
Shares repurchased	(2,658,176)		(178,723)	(948,759)	(9,625,273)	(6,604,411)

Net increase (decrease)	71,504,476		106,912,619	76,476,029	(7,220,814)	6,399,163
Shares outstanding, beginning of year or period	—		76,476,029	—	82,325,279	75,926,116

Shares outstanding, end of period/year	71,504,476		183,388,648	76,476,029	75,104,465	82,325,279

	Focused 30		Health Sciences		Mid-Cap Value
	2007	2006	2007	2006	2007	2006

Shares sold	3,080,773	11,593,853	1,553,623	2,934,966	15,235,201	46,240,513
Dividend and distribution reinvested	—	13,604	—	1,625,215	—	32,221,195
Shares repurchased	(2,907,280)	(7,132,612)	(2,142,063)	(5,585,805)	(5,549,131)	(5,784,245)

Net increase (decrease)	173,493	4,474,845	(588,440)	(1,025,624)	9,686,070	72,677,463
Shares outstanding, beginning of year	20,007,824	15,532,979	12,211,381	13,237,005	225,692,089	153,014,626

Shares outstanding, end of period/year	20,181,317	20,007,824	11,622,941	12,211,381	235,378,159	225,692,089

(1)	Fomerly named Fasciano Small Equity Portfolio.

(2)	Operations commenced on May 1, 2006.

(3)	See Note 15 to Financial Statements regarding shares issued in connection with acquisition.

(4)	Operations commenced on May 1, 2007.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Large-Cap Growth		International Large-Cap		Small-Cap Value
	2007	2006	2007	2006	2007	2006

Shares sold	15,435,387	59,879,400	34,002,542	98,389,917	3,128,651	6,342,692
Dividend and distribution reinvested	—	393,688	52,703,435	19,326,181	—	10,754,152
Shares repurchased	(117,005,976)	(1,461,352)	(154,721,040)	(74,112,403)	(2,687,403)	(6,838,043)

Net increase (decrease)	(101,570,589)	58,811,736	(68,015,063)	43,603,695	441,248	10,258,801
Shares outstanding, beginning of year	205,618,081	146,806,345	385,134,363	341,530,668	41,950,300	31,691,499

Shares outstanding, end of period/year	104,047,492	205,618,081	317,119,300	385,134,363	42,391,548	41,950,300

	Multi-Strategy		Main Street Core		Emerging Markets
	2007	2006	2007	2006	2007	2006

Shares sold	577,320	1,191,395	4,819,236	11,465,101	5,425,433	15,507,011
Shares issued in connection with acquisition (1)	—	—	3,075,746	—	—	—
Dividend and distribution reinvested	—	1,362,773	—	1,069,237	17,172,403	12,497,540
Shares repurchased	(2,750,845)	(7,866,937)	(1,461,865)	(16,485,005)	(3,255,207)	(19,246,263)

Net increase (decrease)	(2,173,525)	(5,312,769)	6,433,117	(3,950,667)	19,342,629	8,758,288
Shares outstanding, beginning of year	29,114,508	34,427,277	90,326,621	94,277,288	80,374,581	71,616,293

Shares outstanding, end of period/year	26,940,983	29,114,508	96,759,738	90,326,621	99,717,210	80,374,581

	Managed Bond		Inflation Managed		Money Market
	2007	2006	2007	2006	2007	2006

Shares sold	55,622,444	47,681,556	71,795,611	59,840,946	62,406,439	99,240,902
Dividend and distribution reinvested	8,449,601	13,392,189	8,256,849	20,623,077	2,427,691	4,572,585
Shares repurchased	(5,003,191)	(41,446,896)	(2,492,145)	(9,395,312)	(66,902,552)	(94,254,813)

Net increase	59,068,854	19,626,849	77,560,315	71,068,711	(2,068,422)	9,558,674
Shares outstanding, beginning of year	344,000,243	324,373,394	315,045,546	243,976,835	96,233,747	86,675,073

Shares outstanding, end of period/year	403,069,097	344,000,243	392,605,861	315,045,546	94,165,325	96,233,747

	High Yield Bond		Comstock		Mid-Cap Growth
	2007	2006	2007	2006	2007	2006

Shares sold	8,809,132	21,821,330	83,672,390	48,509,886	11,165,610	86,969,306
Shares issued in connection with acquisition (1)	—	—	—	—	—	8,456,141
Dividend and distribution reinvested	4,508,870	8,867,505	—	14,496,386	—	2,205,733
Shares repurchased	(18,163,897)	(37,697,251)	(1,840,904)	(2,666,753)	(4,208,808)	(9,377,385)

Net increase (decrease)	(4,845,895)	(7,008,416)	81,831,486	60,339,519	6,956,802	88,253,795
Shares outstanding, beginning of year	121,004,325	128,012,741	150,472,631	90,133,112	124,433,516	36,179,721

Shares outstanding, end of period/year	116,158,430	121,004,325	232,304,117	150,472,631	131,390,318	124,433,516

	Real Estate		Small-Cap Equity (2)
	2007	2006	2007	2006

Shares sold	1,439,942	5,252,650	23,852,111	3,284,795
Dividend and distribution reinvested	—	8,900,186	—	705,464
Shares repurchased	(3,719,644)	(3,647,234)	(613,736)	(2,131,540)

Net increase	(2,279,702)	10,505,602	23,238,375	1,858,719
Shares outstanding, beginning of year or period	46,380,549	35,874,947	8,170,868	6,312,149

Shares outstanding, end of period/year	44,100,847	46,380,549	31,409,243	8,170,868

(1)	See Note 15 to Financial Statements regarding shares issued in connection with acquisition.

(2)	Fomerly named VN Small-Cap Value Portfolio.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.
ACTUAL EXPENSES
     The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 to Financial Statements) and other expense reductions (Note 5 to Financial Statements). The “Ending Account Value at 06/30/07” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/07-06/30/07” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2007 to June 30, 2007.
     You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/07-06/30/07.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period*
	Value at	Value at	Expense	01/01/07-
Portfolio	01/01/07	06/30/07	Ratio	06/30/07
Small-Cap Growth (formerly Fasciano Small Equity)
Actual	$1,000.00	$1,093.90	0.84%	$4.36
Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
International Value
Actual	$1,000.00	$1,118.10	0.89%	$4.67
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
International Small-Cap
Actual	$1,000.00	$1,129.90	1.11%	$5.86
Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
Equity Index
Actual	$1,000.00	$1,067.90	0.27%	$1.38
Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Small-Cap Index
Actual	$1,000.00	$1,063.00	0.53%	$2.71
Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Diversified Research
Actual	$1,000.00	$1,060.80	0.91%	$4.65
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Equity
Actual	$1,000.00	$1,063.50	0.68%	$3.48
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
American Funds Growth-Income **
Actual	$1,000.00	$1,078.50	0.46%	$2.37
Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
American Funds Growth **
Actual	$1,000.00	$1,103.80	0.45%	$2.35
Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Large-Cap Value
Actual	$1,000.00	$1,066.50	0.86%	$4.41
Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Technology
Actual	$1,000.00	$1,125.90	1.17%	$6.17
Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Short Duration Bond
Actual	$1,000.00	$1,019.70	0.62%	$3.10
Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

See explanation of symbols on E-2

E-1

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period *
	Value at	Value at	Expense	01/01/07-
Portfolio	01/01/07	06/30/07	Ratio	06/30/07
Floating Rate Loan ***
Actual	$1,000.00	$1,002.80	1.05%	$1.76
Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Diversified Bond
Actual	$1,000.00	$1,004.90	0.63%	$3.13
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Growth LT
Actual	$1,000.00	$1,099.30	0.78%	$4.06
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Focused 30
Actual	$1,000.00	$1,151.70	0.98%	$5.23
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Health Sciences
Actual	$1,000.00	$1,071.60	1.14%	$5.86
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Mid-Cap Value
Actual	$1,000.00	$1,125.80	0.87%	$4.59
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Large-Cap Growth
Actual	$1,000.00	$1,078.30	0.97%	$5.00
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
International Large-Cap
Actual	$1,000.00	$1,089.10	1.07%	$5.54
Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
Small-Cap Value
Actual	$1,000.00	$1,106.20	0.98%	$5.12
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Multi-Strategy
Actual	$1,000.00	$1,061.70	0.69%	$3.53
Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46
Main Street Core
Actual	$1,000.00	$1,070.50	0.68%	$3.49
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Emerging Markets
Actual	$1,000.00	$1,166.10	1.14%	$6.12
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Managed Bond
Actual	$1,000.00	$1,002.70	0.64%	$3.18
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Inflation Managed
Actual	$1,000.00	$1,008.20	0.63%	$3.14
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Money Market
Actual	$1,000.00	$1,025.10	0.36%	$1.81
Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81
High Yield Bond
Actual	$1,000.00	$1,027.10	0.63%	$3.17
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Comstock
Actual	$1,000.00	$1,060.00	0.95%	$4.85
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Mid-Cap Growth
Actual	$1,000.00	$1,122.60	0.93%	$4.89
Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Real Estate
Actual	$1,000.00	$969.70	1.10%	$5.37
Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Small-Cap Equity (formerly VN Small-Cap Value)
Actual	$1,000.00	$1,086.90	0.99%	$5.12
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
*	Expenses paid during the period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

**	Expenses paid by the American Funds Growth-Income and American Funds Growth Portfolios during the period do not include expenses of the underlying Master Funds (see Note 1 to Financial Statements) in which the portfolios invested in.

***	The Floating Rate Loan Portfolio commenced operations on May 1, 2007. The actual portfolio return and expenses paid during the period for these portfolios were for the period from May 1, 2007 through June 30, 2007 instead of for the entire 6-month period. The hypothetical return is based on the entire 6-month period, for comparison purposes.

E-2

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)
     The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund’s Declaration of Trust. Information pertaining to the trustees and officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Fund and thus are referred to as “Interested Persons”, because of their positions with Pacific Life Insurance Company (“Pacific Life”) and Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request, at the website, telephone numbers or address listed below:
•	Internet: http://www.PacificLife.com

•	Pacific Life’s Annuity Contract Owners: 1-800-722-4448

•	Pacific Life’s Annuity Registered Representatives: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	Pacific Life & Annuity Company’s (“PL&A”) Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997 7 a.m. through 5 p.m. Pacific time
     The address of each trustee and officer is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INDEPENDENT TRUSTEES

Frederick L. Blackmon Year of birth 1952	Trustee since 1/01/05	Trustee (9/05 to present) of Pacific Life Funds; Director (2005 to present) of Trustmark Insurance Company; Former Executive Vice President and Chief Financial Officer (1995 to 2003) of Zurich Life and has been retired since that time; Executive Vice President and Chief Financial Officer (1989 to 1995) of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Member, Board of Regents (1993 to 1996), Eastern Michigan University; and Former Member, Board of Governors (1994 to 1999), of Cranbrook Schools.	54

Gale K. Caruso Year of birth 1957	Trustee since 1/01/06	Trustee (1/06 to present) of Pacific Life Funds; Member of the Board of Directors (2005 to present) of LandAmerica Financial Group, Inc.; Former President and Chief Executive Officer (1999 to 2003) of Zurich Life; Former Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments; Member of the Advisory Council of the Trust for Public Land in Maine; Member of Editorial Advisory Board for The Journal of Risk Finance; Member of the Board of Directors of Make-A-Wish of Maine; and Former Member, Board of Directors of the Illinois Life Insurance Council.	54

Lucie H. Moore Year of birth 1956	Trustee since 10/01/98	Trustee (6/01 to present ) of Pacific Life Funds; Vice Chairman of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; and Former Partner (1984 to 1994) with Gibson, Dunn & Crutcher (Law).	54

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 1/01/05	Trustee (9/05 to present) of Pacific Life Funds; Former President (1997 to 2000) of Transamerica Insurance and Investment Group and has been retired since that time; Former President (1994 to 1997) of Transamerica Asset Management; Former Chairman and Chief Executive Officer (1995 to 2000) of Transamerica Premier Funds (Mutual Fund); and Former Director (1994 to 2000) of various Transamerica Life Companies.	54
See explanation of symbols on page F-3

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

G. Thomas Willis Year of birth 1942	Trustee since 11/17/03	Trustee (2/04 to present) of Pacific Life Funds; Certified Public Accountant in California (1967 to present); Audit Partner (1976 to 2002) of PricewaterhouseCoopers LLP (Accounting and Auditing) and has been retired since that time.	54

INTERESTED PERSONS

James T. Morris Year of birth 1960	Chief Executive Officer, Chairman of the Board and Trustee since 1/11/07 (President 11/14/05 to 1/10/07 and Executive Vice President 6/05 to 11/05)	Director, President and Chief Executive Officer (4/07 to present), Chief Operating Officer (1/06 to 4/07), Executive Vice President and Chief Insurance Officer (7/05 to 1/06) of Pacific Mutual Holding Company and Pacific LifeCorp; Director, President and Chief Executive Officer (4/07 to present), Chief Operating Officer (1/06 to 4/07), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), Senior Vice President (4/96 to 1/02), and Vice President (4/90 to 4/96) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director (4/06 to present), Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), and Senior Vice President (8/99 to 1/02) of PL&A; and Chief Executive Officer, Chairman of the Board and Trustee (1/07 to present), President (11/05 to 1/07) and Executive Vice President (6/05 to 11/05) of Pacific Life Funds.	54

Mary Ann Brown Year of birth 1951	President since 1/11/07 (Executive Vice President 6/20/06 to 1/10/07)	Senior Vice President (5/06 to present) of Pacific LifeCorp; Senior Vice President (3/05 to present) of Pacific Life; Trustee (9/05 to present), Pacific Life Employees Retirement Plan of Pacific Life; Senior Vice President (5/07 to present) of PLFA; Current and Prior Board Member and Vice Chairman (8/01 to present) National Association of Variable Annuities (NAVA); Chairman (7/04 to 10/05) of NAVA; Senior Vice President (7/03 to 11/03), Finance, New York Life Insurance Company; MetLife, Inc. (12/98 to 6/03), Senior Vice President and Head of Individual Business Product Management (12/98 to 7/02) responsibilities included:	54
		President of New England Products and Services; Chairman, Security First Group (later MetLife Investors); Chairman, Chief Executive Officer and President, New England Pension and Annuity Company; Board Member, New England Zenith Funds; Board Member, Reinsurance Group of America, Chairman and Chief Executive Officer of Exeter Reinsurance Company, Ltd.; Chairman and Chief Executive Officer of Missouri Reinsurance Company, Ltd; Chairman of Underwriting Policy and Rate Setting Committees; Senior Vice President and Chief Actuary, MetLife, Inc. (7/02 to 6/03); Director and Senior Vice President (12/05 to present) of Pacific Alliance Reinsurance Ltd; and President (1/07 to present) and Executive Vice President (6/06 to 1/07) of Pacific Life Funds.

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 4/04/05	Vice President, General Counsel, Fund Advisor, and Assistant Secretary (5/07 to present) of PLFA; Vice President (4/04 to present) and Investment Counsel (4/04 to 5/07) of Pacific Life and PL&A; Assistant Vice President (11/93 to 4/04) and Investment Counsel of Pacific Life; Assistant Vice President (8/99 to 4/04) and Investment Counsel of PL&A; and Vice President and General Counsel (6/01 to present) of Pacific Life Funds.	54

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 4/29/96	Vice President and Treasurer (6/99 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President and Treasurer (12/98 to present) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Vice President and Treasurer (5/07 to present) of PLFA; and Vice President and Treasurer (6/01 to present) of Pacific Life Funds.	54
See explanation of symbols on page F-3

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INTERESTED PERSONS (Continued)

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04	Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present ), and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (8/99 to 4/00) of PL&A; Vice President and Chief Compliance Officer (5/07 to present) of PLFA; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Life Funds.	54

Howard T. Hirakawa Year of birth 1962	Vice President since 6/20/06	Vice President (5/07 to present) of PLFA; Vice President (4/05 to present), Assistant Vice President (4/00 to 4/05) and Director (Annuities & Mutual Funds) (5/98 to 4/00) of Pacific Life; and Vice President (6/06 to present) of Pacific Life Funds.	54

Eddie Tung Year of birth 1957	Assistant Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (Variable Products Accounting) (4/00 to 4/03) of Pacific Life; Assistant Vice President (5/07 to present) of PLFA; and Vice President and Assistant Treasurer (11/05 to present) of Pacific Life Funds.	54

Laurene E. MacElwee Year of birth 1966	Assistant Vice President and Assistant Secretary since 4/04/05	Assistant Vice President and Assistant Secretary (5/07 to present) of PLFA; Assistant Vice President (4/02 to present) and Director (Variable Products & Fund Compliance) (4/00 to 4/02) of Pacific Life; and Vice President (4/05 to present), Assistant Secretary (6/01 to present) and Assistant Vice President (6/01 to 4/05) of Pacific Life Funds.	54

Carleton J. Muench Year of birth 1973	Assistant Vice President since 11/30/06	Assistant Vice President (5/07 to present) of PLFA; Assistant Vice President (10/06 to present) of Pacific Life; Director of Research (5/05 to 9/06), and Senior Investment Analyst (10/03 to 4/05) of Mason Investment Advisory Services, Inc.; Investment Analyst (2/01 to 9/02), Due Diligence Analyst (1/00 to 1/01) and Performance Analyst (10/98 to 12/99) of Manulife Financial; and Vice President (11/06 to present) of Pacific Life Funds.	54

Audrey L. Milfs Year of birth 1945	Secretary since 7/21/87	Vice President and Secretary (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (8/97 to present), Vice President (4/91 to present), and Secretary (7/83 to present) of Pacific Life, and similar positions with other subsidiaries of Pacific Life; Vice President and Secretary (5/07 to present) of PLFA; and Secretary (6/01 to present) of Pacific Life Funds.	54

*	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

**	As of June 30, 2007, the “Fund Complex” consisted of Pacific Select Fund (32 portfolios) and Pacific Life Funds (22 funds). Pacific Funds was renamed Pacific Life Funds effective January 1, 2007.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Portfolio Management Agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and manages two Portfolios directly. For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio and American Funds Growth Portfolio, PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. The American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invest all of their assets in a master fund and therefore PLFA has not retained other Portfolio Managers to manage assets of these Portfolios. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement and applicable Portfolio Management Agreements at an in-person meeting of the Trustees held on November 30, 2006. The description below does not relate to the approvals at that meeting, but to approvals that have occurred since that meeting during the fiscal period January 1, 2007 through June 30, 2007.
     At an in-person meeting on January 11, 2007, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2007, of a newly organized Portfolio of the Fund, the Floating Rate Loan Portfolio. In connection with the approval of the Floating Rate Loan Portfolio, the Board also approved, effective May 1, 2007, the Advisory Agreement with PLFA and a Portfolio Management Agreement with Highland Capital Management, L.P. (“Highland Capital”). Also at the in-person meeting on January 11, 2007, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement effective May 1, 2007 with respect to the Small-Cap Growth Portfolio (formerly the Fasciano Small Equity Portfolio). At an in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, acknowledged a transfer of advisory rights and responsibilities from Pacific Life Insurance Company (“Pacific Life”) to PLFA, a wholly-owned subsidiary of Pacific Life, whereby effective May 1, 2007, PLFA became the investment adviser to the Fund. Accordingly, references below to “Adviser” refer to Pacific Life prior to May 1, 2007 and to PLFA effective May 1, 2007 and thereafter.
     At these meetings, the Board considered the information provided to assist them in their review of the Agreements and made assessments with respect to each Agreement. The Adviser and the Portfolio Managers provided materials to the Trustees for their evaluation of the Agreements, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.
Approval of Advisory Agreement and Portfolio Management Agreement for the Floating Rate Loan Portfolio
     At the in-person meeting on January 11, 2007, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2007, of the Floating Rate Loan Portfolio. In connection with the approval of the Floating Rate Loan Portfolio, the Board also approved effective May 1, 2007, the Advisory Agreement with PLFA, subject to the effective transfer of advisory responsibilities from Pacific Life to PLFA at that time, and a Portfolio Management Agreement with Highland Capital (the “Highland Capital Agreement”).
     In evaluating the Advisory Agreement and the Highland Capital Agreement for the Floating Rate Loan Portfolio, the Board, including the Independent Trustees, considered the factors described below. The Board also considered the various screening processes that the Adviser utilizes in proposing a new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by the Adviser on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. In addition the Board reviewed the specific criteria and information evaluated by the Adviser during the selection process of Highland Capital, including certain other firms considered by the Adviser, and the Adviser’s analysis in reaching its conclusion to recommend Highland Capital as the new Portfolio Manager, which was ultimately approved by the Board.
     In evaluating the Highland Capital Agreement, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     The Adviser, its personnel and its resources. The Board considered the benefits to shareholders of retaining the Adviser to serve as the adviser to the Floating Rate Loan Portfolio in light of the nature, extent, and quality of services expected to be provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Floating Rate Loan Portfolio and whether the Adviser has sufficiently qualified personnel. The Board based this review on information and material provided to them throughout the year by the Adviser. The Board also considered the background and experience of the Adviser’s senior management, and the experience of and significant amount of attention expected to be given to the Floating Rate Loan Portfolio by the Adviser’s management and staff. The Board also considered the Adviser’s compliance operations with respect to the Fund, including the measures taken by the Adviser to assist the Fund in complying with Rule 38a-1 under the 1940 Act.
     Highland Capital. The Board considered the benefits to shareholders of retaining Highland Capital as the new portfolio manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Highland Capital. Under the Highland Capital Agreement, Highland Capital would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Board considered the quality of the management services expected to be provided to the Floating Rate Loan

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
Portfolio over both the short- and long-term, the organizational depth and resources of Highland Capital, including the background and experience of Highland Capital’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.
     In addition, the Board considered that the Fund’s Chief Compliance Officer had reviewed the written compliance policies and procedures of Highland Capital, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new Highland Agreement.
     In making these assessments, the Board took note of the extensive due diligence the Adviser conducted with respect to Highland Capital, and was aided by the assessments and recommendations of the Adviser and the materials provided by Highland Capital. The Board also considered that the Adviser has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when the Adviser and the Board believed appropriate.
     The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Floating Rate Loan Portfolio by the Adviser under the Advisory Agreement and Highland Capital under the Highland Capital Agreement.
2. Performance
     The Board considered the Adviser’s efforts and process to search for and screen advisory firms that are qualified to manage a senior floating rate loan portfolio, and the identification by the Adviser of Highland Capital to serve as Portfolio Manager to manage the day-to-day investment activities of the Floating Rate Loan Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Board considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Highland Capital Agreement, as described below.
     The Board considered information about the historical performance of a composite of accounts managed by the same Highland Capital portfolio management team that would manage the Floating Rate Loan Portfolio using similar investment strategies proposed to be employed for the Floating Rate Loan Portfolio (the “Highland Capital performance”). The Board considered the Highland Capital performance against a pertinent benchmark for the year-to-date, one-, three-, five- and seven-year periods. The Board considered that materials compiled by the Adviser from an independent source ranked the long term performance of the Highland Capital portfolio management team in the top decile over the one-, three- and five-year periods (as of September 30, 2006) and that the Highland Capital performance outperformed the pertinent benchmark over the year-to-date, one-, three-, five- and seven-year periods. Additionally, the Board considered performance information presented by the Adviser for other potential portfolio managers. The Board also considered the need for Highland Capital to adhere to the Portfolio’s general investment mandate in order to function appropriately in the portfolio optimization service.
     The Board determined that Highland Capital’s performance record was acceptable.
3. Advisory and Portfolio Management Fees
     The Board reviewed information that compared the Floating Rate Loan Portfolio’s advisory fee rate to industry averages for bank loan products. The Board considered that the proposed advisory fee would be about the same as industry averages for bank loan products based on the comparable data presented to the Board. The Board also considered that the Adviser agreed to an asset based breakpoint schedule for the Portfolio so that the advisory fee as a percentage of the Floating Rate Loan Portfolio’s net assets would decrease as the Floating Rate Loan Portfolio becomes larger. The Trustees noted that the proposed breakpoints appeared to offer meaningful potential savings to shareholders of the Floating Rate Loan Portfolio at higher asset levels. The Board concluded that the compensation payable under the Advisory Agreement is fair and reasonable.
     The Board considered information regarding the sub-advisory fees paid by other accounts managed by Highland Capital and that the proposed fees payable under the Highland Capital Agreement are comparable to the sub-advisory fees paid by other accounts managed by Highland Capital. The Board also considered that the sub-advisory management fee payable to Highland Capital under the Highland Capital Agreement did not contain breakpoints.
     The Board noted that the fee rates were the result of arm’s-length negotiations between the Adviser and Highland Capital, and that the Floating Rate Loan Portfolio’s sub-advisory management fees are paid by the Adviser and are not paid directly by the Floating Rate Loan Portfolio. The Board concluded that the compensation payable under the Highland Capital Agreement is fair and reasonable.
4. Costs, Level of Profits and Economies of Scale
     The Board considered the cost of services to be provided and projected profits to be realized by the Adviser from the relationship with the Floating Rate Loan Portfolio, together with all other Portfolios of the Fund, based on the projected assets, income and expenses of the Adviser in its relationship with the Fund. This information is only estimated because there is no actual operating history for the Floating Rate Loan Portfolio. The Board considered the overall financial soundness of the Adviser. The Board reviewed projected profitability information with respect to the profit or loss to the Adviser from the Advisory Agreement as well as its entire line of business. The Board reviewed the revenues and benefits derived from the Fund as a whole, as well as those that are expected to be derived from the Floating Rate Loan Portfolio.
     The Board considered the profitability of the Highland Capital Agreement to Highland Capital to the extent practicable based on the financial information provided by Highland Capital. The Board considered that it was difficult to accurately determine or evaluate the profitability of the Highland Capital Agreement to Highland Capital because it managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Board gave less weight to profitability considerations and did not view this data as important as other data provided in connection with this matter, given the arm’s-length nature of the relationship between the Adviser and Highland Capital with respect to the negotiation of portfolio management fees and the fact that such fees are paid by the Adviser.
     The Board considered the extent to which economies of scale may be realized by the Floating Rate Loan Portfolio and the Fund as assets grow. Because the Floating Rate Loan Portfolio has no operating history and no assets, no economies of scale exist at this time with respect to the Floating Rate Loan Portfolio. However, the Board considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Floating Rate Loan Portfolio’s net assets decrease or will decrease as the Floating Rate Loan Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Board also noted that there is an expense limitation agreement in place for the Portfolio.
     The Board concluded that the Floating Rate Loan Portfolio’s fee structure reflected in the Advisory Agreement and Portfolio Management Agreement is fair and reasonable.
5. Ancillary Benefits
     The Board considered other benefits that may be received by the Adviser and Highland Capital as a result of their relationship with the Floating Rate Loan Portfolio, including fees for administrative services and reimbursement at approximate cost for certain support services. The potential benefits that may be derived by the Adviser from its relationship with the Floating Rate Loan Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to funds. The Board considered potential benefits to be derived by Highland Capital from its relationship with the Floating Rate Loan Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual. The Board noted that Highland Capital represented that it does not anticipate utilizing soft dollar credits generated by Portfolio commissions to pay for research services.
6. Conclusion
     After consideration of all of the above factors, the Board found that: (i) the compensation payable under the Advisory Agreement and the Highland Capital Agreement is fair and reasonable; and (ii) the Advisory Agreement and Highland Capital Agreement are in the best interests of the Floating Rate Loan Portfolio and its shareholders.
Other Advisory Agreement and Portfolio Management Agreement Approvals
Transfer of Advisory Rights and Responsibilities to PLFA
     At an in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, acknowledged a transfer of advisory rights and responsibilities under the Advisory Agreement effective May 1, 2007 from Pacific Life Insurance Company (“Pacific Life”) to Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and wholly-owned subsidiary of Pacific Life whereby PLFA became the investment adviser to the Portfolios (the “Transaction”). Pacific Life is the parent company and managing member of PLFA and no changes in the organizational structure of Pacific Life’s parent companies occurred as part of the Transaction. The Board was provided with information which indicated that Pacific Life had represented that in connection with the Transaction: (i) no material change in the nature or the level of the services provided to the Portfolios would occur; (ii) no increase in the investment advisory fees payable by any of the Portfolios would be implemented; (iii) no material changes were expected in the personnel and day-to-day operations of the area responsible for management of the Portfolios; (iv) existing shareholders would be notified of the Transaction; and (v) while Pacific Life would not retain responsibility for the provision of advisory services to the Fund, Pacific Life would retain control over the provision of advisory services to the Portfolios as the parent company, control person and affiliated person of PLFA. Additionally, the Board noted that it would receive a legal opinion from counsel to the Portfolios to the effect that the Transaction would not result in a change of control or management of the investment adviser and therefore will not be considered an ‘‘assignment’’ under the 1940 Act, as amended, and accordingly, will not result in a termination of the Advisory Agreement between Pacific Life and the Fund.
Small-Cap Growth Portfolio (formerly the Fasciano Small Equity Portfolio)
     The Board considered and approved changes with respect to the PL Small-Cap Growth Portfolio (formerly the Fasciano Small Equity Portfolio) (“Small-Cap Growth Portfolio”). Under the 1940 Act, a change in a portfolio manager, a change in the compensation paid to a Portfolio Manager, or an assignment of any portfolio management agreement requires shareholder approval of a new portfolio management agreement. However, under an exemptive order issued to the Adviser and the Fund by the Securities and Exchange Commission (“SEC”) on January 13, 1999, the Adviser can hire, terminate and replace, as applicable, Portfolio Managers and enter into new Portfolio Management Agreements (except, as a general matter, Portfolio Managers affiliated with the Adviser) without shareholder approval.
     At the January 11, 2007 Board meeting, the Board, including the Independent Trustees, approved, effective May 1, 2007, Fred Alger Management, Inc. (“Alger”) as the new Portfolio Manager of Small-Cap Growth Portfolio, a name change from the “Fasciano Small Equity Portfolio” to the “Small-Cap Growth Portfolio” and approved a Portfolio Management Agreement with Alger with respect to the Small-Cap Growth Portfolio (the “Alger Agreement”). In connection with this matter, also at the January 11, 2007 meeting, the Board approved the termination of the Portfolio Management Agreement for the Small-Cap

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
Growth Portfolio with the prior Portfolio Manager, Neuberger Berman Management, Inc., effective as of the close of business April 30, 2007. Alger’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval.
     The Board evaluated the proposed Alger Agreement among the Small-Cap Growth Portfolio, the Adviser and Alger principally with reference to the factors described below. The Board also considered the various screening processes that the Adviser utilizes in proposing a new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by the Adviser on the investment resources, personnel and operations of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. Additionally, the Board reviewed the specific criteria and information evaluated by the Adviser during the selection process of Alger, including certain other firms considered by the Adviser, and the Adviser’s analysis in reaching its conclusion to recommend Alger as the new Portfolio Manager, which was ultimately approved by the Board.
     In evaluating the Alger Agreement, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     The Board considered the benefits to shareholders of retaining Alger, particularly in light of the nature, extent, and quality of the services expected to be provided by Alger. Under the Alger Agreement, Alger would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Board considered the quality of the management services expected to be provided to the Portfolio over both the short- and long-term, the organizational depth and resources of Alger, including the background and experience of Alger’s management and the expertise of the Portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the small-cap growth strategy. The Board also considered that Alger had represented that it had the capacity and the resources to assume a portfolio of this size that may continue to grow.
     In addition, the Board considered that the Fund’s Chief Compliance Officer had reviewed the written compliance policies and procedures of Alger, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the Alger Agreement.
     In making its assessments, the Board reviewed the due diligence the Adviser conducted with respect to Alger, and was aided by the assessments and recommendations of the Adviser and the materials provided by Alger.
     The Board concluded it was satisfied with the nature, extent and quality of the management services anticipated to be provided by Alger.
2. Performance
     The Board considered materials compiled by the Adviser regarding investment performance. The Board considered information about the historical performance of a comparable mutual fund advised by Alger that had substantially similar investment strategies to the Portfolio (the “Alger Fund”) for the year-to-date, one-, three- and five-year periods, and found that the Alger Fund had performed in the top quartile of its applicable Morningstar category during these periods. The Board also considered the performance of the Alger Fund against a pertinent benchmark, noting that the Alger Fund had outperformed the benchmark during the year-to-date, one-, three-, and five-year periods. The Board also considered information about the historical performance of other comparable accounts advised by Alger that had substantially similar investment strategies to the Portfolio. The Board also considered that the appointment of Alger was intended to benefit all shareholders, including those who utilize the portfolio optimization service.
     The Board determined that Alger’s performance record was acceptable.
3. Portfolio Management Fees
     In assessing the portfolio management fees to be charged by Alger with respect to the Portfolio, the Board compared the proposed fees to be paid under the Alger Agreement to the portfolio management fees that were paid to the Portfolio’s prior portfolio manager. The Board noted that the assets of the Portfolio would continue to be aggregated with another portfolio of Pacific Life Funds (an affiliated registered investment company advised by the Adviser) for purposes of the fee calculation. The Board considered the proposed sub-advisory fee schedule under the Alger Agreement that contained breakpoints, which would cause the rate paid by the Adviser to be reduced as the Portfolio’s asset levels rise. The Board considered that the portfolio management fee payable to Alger would result in a lower weighted fee than the current portfolio management fee associated with the Portfolio. The Board considered that the Adviser would retain a larger portion of the advisory fees paid to it by the Portfolio than it did with respect to the Portfolio Management Agreement in place prior to May 1, 2007. The Board also considered information regarding the portfolio management fees paid by other accounts managed by Alger (the “Accounts”) and that the fees payable under the Alger Agreement are comparable to the portfolio management fees paid by the Accounts.
     The Board noted that the portfolio management fee was the result of arm’s-length negotiations between the Adviser and Alger, and that the portfolio management fee would be paid by the Adviser and would not be paid directly by the Portfolio. In light of these factors, the Board concluded that the fees under the Alger Agreement are fair and reasonable.
4. Costs, Level of Profits and Economies of Scale
     The Board considered the estimated profitability of the Alger Agreement to Alger to the extent practicable based on the financial information provided by Alger. The Board considered that generally it is difficult to accurately determine or evaluate the potential profitability to Alger because it manages substantial

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
assets and, further, that any such assessment would involve assumptions regarding Alger’s expense allocation policies, capital structure, cost of capital, business mix and other factors. The Board gave less weight to profitability considerations and did not view this data as important as other data provided in connection with this matter, given the arm’s-length nature of the relationship between the Adviser and Alger with respect to the negotiation of the portfolio management fee and the fact that such fees are paid by the Adviser.
     The Board considered the extent to which economies of scale would be realized as assets of the Portfolio grow. The Board considered that there is an expense limitation agreement in place for the Portfolio. The Board also noted that the Adviser had recently agreed to an asset based breakpoint schedule to be added to the advisory fee schedule for the Portfolio to reflect economies of scale, so that the advisory fee as a percentage of the Portfolio’s average daily net assets would decrease as the Portfolio becomes larger. The breakpoints to the advisory fee schedule became effective May 1, 2007. The Board agreed that the breakpoints represent a sharing of economies of scale and potential future economies of scale as the asset levels of the Portfolio increase.
     The Board concluded that at the current time, given the Portfolio’s asset levels, the current fee structure reflected in the Alger Agreement is fair and reasonable.
5. Ancillary Benefits
     The Board considered any potential benefits to be derived by Alger from its relationship with the Portfolio and concluded that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual. The Board noted that Alger represented that it anticipates utilizing soft dollar credits generated by portfolio commissions to pay for research services and uses affiliated broker-dealers to effect securities transactions.
6. Conclusion
     Based on its review, including its consideration of each of the factors referred to above, the Board concluded that: (i) the compensation payable under the Alger Agreement is fair and reasonable, and (ii) the Alger Agreement is in the best interests of the Portfolio and its shareholders.

PACIFIC SELECT FUND
SPECIAL MEETINGS OF SHAREHOLDERS
     In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Fund”) is required to furnish certain information regarding any matters submitted to a vote of the Fund’s shareholders during the period covered by this report.
     Shareholders of record on January 19, 2007 representing 7,737,197.14 shares of the Capital Opportunities Portfolio and 8,947,615.36 shares of the Concentrated Growth Portfolio were separately notified that a Special Meeting of Shareholders would be held for each portfolio at the offices of the Fund on March 30, 2007. 100% of the outstanding shares of each Portfolio were voted at their respective meetings. A brief description of the matters voted upon as well as the voting results of the aforementioned meetings are outlined as follows:
Proposal for Capital Opportunities Portfolio:
     To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Capital Opportunities Portfolio by the Main Street Core Portfolio in exchange for shares of the Main Street Core Portfolio.

							Total
							Outstanding
	Votes For		Votes Against		Abstentions		Shares
Portfolio	Number	Percent*	Number	Percent*	Number	Percent*	Number

Capital Opportunities	7,261,465.76	93.85%	116,206.24	1.50%	359,525.14	4.65%	7,737,197.14
Proposal for Concentrated Growth Portfolio:
     To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Concentrated Growth Portfolio by the Equity Portfolio in exchange for shares of the Equity Portfolio.

							Total
							Outstanding
	Votes For		Votes Against		Abstentions		Shares
Portfolio	Number	Percent*	Number	Percent*	Number	Percent*	Number

Concentrated Growth	8,303,543.20	92.80%	151,458.37	1.69%	492,613.79	5.51%	8,947,615.36

*	Based on total shares outstanding

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, when required is filed pursuant to applicable regulations, and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s Statement of Additional Information (“SAI”), which is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
Availability of Proxy Voting Record
     The Fund files, by August 31 of each year, information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Fund’s Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.
Availability of a Complete Schedule of Investments
     The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.
•	Pacific Life’s Annuity Contract Owners: 1-800-722-4448

•	Pacific Life’s Annuity Registered Representatives: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	PL&A’s Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997 7 a.m. through 5 p.m. Pacific time
Information Relating to Investments Held by the Fund
     For descriptions of the various securities and other instruments held by the Fund please see the Fund’s prospectus and SAI. For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available (i) on the Fund’s Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers above.

Semi-Annual Report
as of June 30, 2007

•	Pacific Select Fund

Pacific Select Fund
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-20803-10
357-07A
85-23503-06

Item 2. Code of Ethics — not applicable.
Item 3. Audit Committee Financial Expert — not applicable.
Item 4. Principal Accountant Fees and Services — not applicable.
Item 5. Audit Committee of Listed Registrants — not applicable.
Item 6. Schedule of Investments — Schedule I.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.23%

Autos & Transportation - 2.33%

Burlington Northern Santa Fe Corp	54,710	$4,658,009
C.H. Robinson Worldwide Inc	29,500	1,549,340
CSX Corp	65,300	2,943,724
FedEx Corp	46,888	5,203,161
Ford Motor Co †	284,544	2,680,404
General Motors Corp	92,344	3,490,603
Genuine Parts Co	29,575	1,466,920
Harley-Davidson Inc †	38,300	2,283,063
Norfolk Southern Corp	62,000	3,259,340
PACCAR Inc †	37,347	3,250,683
Ryder System Inc †	10,500	564,900
Southwest Airlines Co	133,530	1,990,932
The Goodyear Tire & Rubber Co *	30,900	1,074,084
Union Pacific Corp	41,300	4,755,695
United Parcel Service Inc ‘B’	169,400	12,366,200

		51,537,058

Consumer Discretionary - 11.30%

Abercrombie & Fitch Co ‘A’	12,400	904,952
Allied Waste Industries Inc * †	39,200	527,632
Amazon.com Inc * †	46,700	3,194,747
Apollo Group Inc ‘A’ *	21,600	1,262,088
AutoNation Inc * †	30,255	678,922
AutoZone Inc *	8,900	1,215,918
Avon Products Inc †	72,800	2,675,400
Bed Bath & Beyond Inc * †	41,100	1,479,189
Best Buy Co Inc	60,648	2,830,442
Big Lots Inc * †	14,100	414,822
Carnival Corp (Panama)	66,600	3,248,082
CBS Corp ‘B’	111,443	3,713,281
Cintas Corp	25,100	989,693
Circuit City Stores Inc	16,800	253,344
Citadel Broadcasting Corp	1,295	8,353
Clear Channel Communications Inc	81,912	3,097,912
Coach Inc *	60,800	2,881,312
Convergys Corp *	25,289	613,005
Costco Wholesale Corp	68,444	4,005,343
Darden Restaurants Inc	26,200	1,152,538
Dillard’s Inc ‘A’	12,500	449,125
Dollar General Corp	50,393	1,104,615
Eastman Kodak Co	39,500	1,099,285
eBay Inc *	182,500	5,872,850
Electronic Arts Inc *	45,900	2,171,988
Family Dollar Stores Inc †	28,200	967,824
Gannett Co Inc	34,400	1,890,280
Google Inc ‘A’ *	34,380	17,993,804
Harman International Industries Inc	11,500	1,343,200
Harrah’s Entertainment Inc	30,950	2,638,797
Hasbro Inc	20,725	650,972
Hilton Hotels Corp	65,100	2,178,897
IAC/InterActiveCorp *	37,700	1,304,797
International Flavors & Fragrances Inc	13,800	719,532
International Game Technology	49,500	1,965,150
J.C. Penney Co Inc	33,700	2,439,206
Jones Apparel Group Inc	18,300	516,975
Kimberly-Clark Corp	69,661	4,659,624
Kohl’s Corp *	49,500	3,515,985
Leggett & Platt Inc	33,400	736,470
Limited Brands Inc †	49,107	1,347,987
Liz Claiborne Inc	18,520	690,796
Lowe’s Cos Inc	243,700	7,479,153
Macy’s Inc	68,976	2,743,865
Marriott International Inc ‘A’	48,700	2,105,788
Mattel Inc	56,750	1,435,208
McDonald’s Corp	188,900	9,588,564
Meredith Corp	6,600	406,560
Monster Worldwide Inc *	17,500	719,250
Newell Rubbermaid Inc	48,134	1,416,584
News Corp ‘A’	374,500	7,943,145
Nike Inc ‘B’	56,700	3,305,043
Nordstrom Inc	38,240	1,954,829
Office Depot Inc *	44,200	1,339,260
OfficeMax Inc	14,400	565,920
Omnicom Group Inc	49,800	2,635,416
Polo Ralph Lauren Corp	11,100	1,089,021
RadioShack Corp †	17,844	591,350
Robert Half International Inc	27,300	996,450
RR Donnelley & Sons Co	35,700	1,553,307
Sears Holdings Corp *	12,305	2,085,759
Snap-On Inc	8,950	452,064
Staples Inc	107,125	2,542,076
Starbucks Corp *	113,400	2,975,616
Starwood Hotels & Resorts Worldwide Inc	31,670	2,124,107
Target Corp	133,000	8,458,800
The Black & Decker Corp †	8,800	777,128
The DIRECTV Group Inc *	127,600	2,948,836
The E.W. Scripps Co ‘A’ †	14,900	680,781
The Estee Lauder Cos Inc ‘A’	21,000	955,710
The Gap Inc	76,210	1,455,611
The Home Depot Inc	320,450	12,609,708
The Interpublic Group of Cos Inc * †	68,958	786,121
The McGraw-Hill Cos Inc	53,600	3,649,088
The New York Times Co ‘A’ †	28,100	713,740
The Stanley Works	10,600	643,420
The TJX Cos Inc	76,500	2,103,750
The Walt Disney Co	321,606	10,979,629
Tiffany & Co	18,400	976,304
Time Warner Inc	599,160	12,606,326
Tribune Co	13,538	398,017
VeriSign Inc *	43,000	1,364,390
VF Corp	15,700	1,437,806
Viacom Inc ‘B’ *	112,043	4,664,350
Wal-Mart Stores Inc	389,000	18,714,790
Waste Management Inc	79,660	3,110,723
Wendy’s International Inc	9,900	363,825
Whirlpool Corp	11,005	1,223,756
Wyndham Worldwide Corp *	33,585	1,217,792
Yahoo! Inc *	186,808	5,068,101
Yum! Brands Inc	87,280	2,855,802

		250,217,773

Consumer Staples - 6.84%

Altria Group Inc	329,452	23,107,763
Anheuser-Busch Cos Inc	116,900	6,097,504
Brown-Forman Corp ‘B’	14,622	1,068,576
Campbell Soup Co	37,800	1,467,018
Coca-Cola Enterprises Inc	37,500	900,000
Colgate-Palmolive Co	78,400	5,084,240
ConAgra Foods Inc	73,700	1,979,582
Constellation Brands Inc ‘A’ *	34,500	837,660
Dean Foods Co	16,500	525,855
General Mills Inc	51,900	3,031,998
H.J. Heinz Co	47,950	2,276,186
Kellogg Co	42,100	2,180,359
Kraft Foods Inc ‘A’	253,259	8,927,380
McCormick & Co Inc	23,900	912,502
Molson Coors Brewing Co ‘B’ †	5,990	553,835
PepsiCo Inc	257,080	16,671,638
Reynolds American Inc †	24,800	1,616,960
Safeway Inc	67,100	2,283,413
Sara Lee Corp	123,825	2,154,555
SUPERVALU Inc	29,490	1,365,977
SYSCO Corp	100,900	3,328,691
The Clorox Co	21,500	1,335,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
The Coca-Cola Co	316,200	$16,540,422
The Hershey Co	24,600	1,245,252
The Kroger Co	106,400	2,993,032
The Pepsi Bottling Group Inc	25,000	842,000
The Procter & Gamble Co	497,679	30,452,978
Tyson Foods Inc ‘A’	33,100	762,624
UST Inc †	25,200	1,353,492
Walgreen Co	154,000	6,705,160
Whole Foods Market Inc †	19,700	754,510
Wm. Wrigley Jr. Co	36,875	2,039,556

		151,395,868

Energy - 3.70%

Anadarko Petroleum Corp	69,676	3,622,455
Apache Corp	50,044	4,083,090
Baker Hughes Inc	48,600	4,088,718
BJ Services Co	41,200	1,171,728
Chesapeake Energy Corp †	60,000	2,076,000
CONSOL Energy Inc	31,800	1,466,298
Devon Energy Corp	67,892	5,315,265
Dynegy Inc ‘A’ *	73,000	689,120
El Paso Corp	118,825	2,047,355
ENSCO International Inc	21,200	1,293,412
EOG Resources Inc	36,300	2,652,078
Halliburton Co	139,000	4,795,500
Nabors Industries Ltd * (Bermuda)	44,938	1,500,030
National Oilwell Varco Inc *	29,365	3,060,985
Noble Corp (Cayman)	19,400	1,891,888
Peabody Energy Corp	39,100	1,891,658
Rowan Cos Inc †	13,500	553,230
Schlumberger Ltd (Netherlands)	186,900	15,875,286
Smith International Inc †	28,600	1,677,104
Sunoco Inc	17,314	1,379,580
The Williams Cos Inc	98,500	3,114,570
Transocean Inc * (Cayman)	45,989	4,873,914
Valero Energy Corp †	83,900	6,196,854
Weatherford International Ltd * (Bermuda)	55,800	3,082,392
XTO Energy Inc	60,300	3,624,029

		82,022,539

Financial Services - 20.96%

ACE Ltd (Cayman)	53,600	3,351,072
Aflac Inc	79,900	4,106,860
Ambac Financial Group Inc	14,500	1,264,255
American Express Co	187,200	11,452,896
American International Group Inc	410,442	28,743,253
Ameriprise Financial Inc	39,940	2,538,986
Aon Corp	50,425	2,148,609
Apartment Investment & Management Co ‘A’ REIT	12,800	645,376
Archstone-Smith Trust REIT	36,500	2,157,515
Assurant Inc †	13,300	783,636
Automatic Data Processing Inc	83,200	4,032,704
AvalonBay Communities Inc REIT	11,400	1,355,232
Bank of America Corp	704,997	34,467,303
BB&T Corp	88,519	3,600,953
Boston Properties Inc REIT	17,400	1,777,062
Capital One Financial Corp †	62,500	4,902,500
CB Richard Ellis Group Inc ‘A’ * †	32,400	1,182,600
Chicago Mercantile Exchange Holdings Inc ‘A’ †	5,197	2,777,069
CIGNA Corp	43,200	2,255,904
Cincinnati Financial Corp	28,887	1,253,696
CIT Group Inc	28,000	1,535,240
Citigroup Inc	783,619	40,191,819
Comerica Inc	26,250	1,561,088
Commerce Bancorp Inc †	33,600	1,242,864
Compass Bancshares Inc	22,121	1,525,907
Countrywide Financial Corp	89,198	3,242,347
Developers Diversified Realty Corp REIT	17,700	932,967
Dow Jones & Co Inc	14,200	815,790
E*TRADE FINANCIAL Corp *	61,000	1,347,490
Equifax Inc	23,200	1,030,544
Equity Residential REIT	45,700	2,085,291
Fannie Mae	149,600	9,773,368
Federated Investors Inc ‘B’	14,500	555,785
Fidelity National Information Services Inc	28,400	1,541,552
Fifth Third Bancorp †	83,843	3,334,436
First Data Corp	122,637	4,006,551
First Horizon National Corp †	16,200	631,800
Fiserv Inc *	29,450	1,672,760
Franklin Resources Inc	27,000	3,576,690
Freddie Mac	106,600	6,470,620
General Growth Properties Inc REIT	40,600	2,149,770
Genworth Financial Inc ‘A’	73,200	2,518,080
H&R Block Inc †	44,500	1,039,965
Host Hotels & Resorts Inc REIT	76,400	1,766,368
Hudson City Bancorp Inc †	88,500	1,081,470
Huntington Bancshares Inc	64,823	1,474,075
Janus Capital Group Inc †	35,100	977,184
JPMorgan Chase & Co	547,982	26,549,728
KeyCorp	58,200	1,998,006
Kimco Realty Corp REIT †	36,300	1,381,941
Legg Mason Inc †	22,000	2,164,360
Lehman Brothers Holdings Inc	80,801	6,021,273
Lincoln National Corp	45,383	3,219,900
Loews Corp	73,800	3,762,324
M&T Bank Corp †	10,800	1,154,520
Marsh & McLennan Cos Inc	91,200	2,816,256
Marshall & Ilsley Corp	37,100	1,767,073
MBIA Inc †	19,200	1,194,624
Mellon Financial Corp †	62,000	2,728,000
Merrill Lynch & Co Inc	138,831	11,603,495
MetLife Inc	116,500	7,511,920
MGIC Investment Corp	10,800	614,088
Moody’s Corp	34,700	2,158,340
Morgan Stanley	168,803	14,159,196
National City Corp †	89,300	2,975,476
Northern Trust Corp	31,800	2,042,832
Paychex Inc	49,400	1,932,528
Plum Creek Timber Co Inc REIT	31,300	1,303,958
Principal Financial Group Inc	44,300	2,582,247
ProLogis REIT	42,400	2,412,560
Prudential Financial Inc †	72,100	7,010,283
Public Storage Inc REIT †	20,700	1,590,174
Regions Financial Corp	118,879	3,934,895
Safeco Corp †	18,740	1,166,752
Simon Property Group Inc REIT	33,500	3,116,840
SLM Corp	67,100	3,863,618
Sovereign Bancorp Inc †	50,895	1,075,920
State Street Corp	60,200	4,117,680
SunTrust Banks Inc	54,100	4,638,534
Synovus Financial Corp	54,250	1,665,475
T. Rowe Price Group Inc	44,500	2,309,105
The Allstate Corp	94,878	5,835,946
The Bank of New York Co Inc	122,100	5,059,824
The Bear Stearns Cos Inc	17,920	2,508,800
The Charles Schwab Corp	168,600	3,459,672
The Chubb Corp	63,400	3,432,476
The Goldman Sachs Group Inc	65,300	14,153,775
The Hartford Financial Services Group Inc	51,600	5,083,116
The PNC Financial Services Group Inc	54,300	3,886,794
The Progressive Corp	123,000	2,943,390
The Travelers Cos Inc	108,742	5,817,697
The Western Union Co	127,737	2,660,762
Torchmark Corp	17,500	1,172,500
U.S. Bancorp	278,099	9,163,362
Unum Group	55,005	1,436,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Vornado Realty Trust REIT †	19,300	$2,119,912
Wachovia Corp	301,723	15,463,304
Washington Mutual Inc	136,218	5,808,336
Wells Fargo & Co	530,410	18,654,520
XL Capital Ltd ‘A’ † (Cayman)	30,200	2,545,558
Zions Bancorp	17,600	1,353,616

		463,982,764

Health Care - 11.23%

Abbott Laboratories	242,300	12,975,165
Aetna Inc	84,056	4,152,366
Allergan Inc	50,600	2,916,584
AmerisourceBergen Corp	32,500	1,607,775
Amgen Inc *	183,340	10,136,869
Barr Pharmaceuticals Inc *	14,100	708,243
Bausch & Lomb Inc	6,200	430,528
Baxter International Inc	99,600	5,611,464
Becton Dickinson & Co	40,200	2,994,900
Biogen Idec Inc *	41,530	2,221,855
Biomet Inc	41,765	1,909,496
Boston Scientific Corp *	178,889	2,744,157
Bristol-Myers Squibb Co	312,100	9,849,876
C.R. Bard Inc	17,900	1,479,077
Cardinal Health Inc	60,775	4,293,146
Celgene Corp * †	57,300	3,285,009
Coventry Health Care Inc *	27,500	1,585,375
CVS Caremark Corp	237,889	8,671,054
Eli Lilly & Co	152,500	8,521,700
Express Scripts Inc *	39,600	1,980,396
Forest Laboratories Inc *	47,400	2,163,810
Genzyme Corp * †	39,200	2,524,480
Gilead Sciences Inc *	145,200	5,629,404
Hospira Inc *	27,460	1,072,038
Humana Inc *	28,300	1,723,753
IMS Health Inc	35,390	1,137,066
Johnson & Johnson	454,422	28,001,484
King Pharmaceuticals Inc * †	40,333	825,213
Laboratory Corp of America Holdings *	17,400	1,361,724
Manor Care Inc †	9,300	607,197
McKesson Corp	43,939	2,620,522
Medco Health Solutions Inc *	43,385	3,383,624
Medtronic Inc	180,800	9,376,288
Merck & Co Inc	340,100	16,936,980
Millipore Corp * †	9,152	687,224
Mylan Laboratories Inc	32,050	582,990
Patterson Cos Inc *	24,900	928,023
Pfizer Inc	1,117,997	28,587,183
Quest Diagnostics Inc †	22,100	1,141,465
Schering-Plough Corp	229,100	6,973,804
St. Jude Medical Inc *	50,924	2,112,837
Stryker Corp †	48,900	3,085,101
Tenet Healthcare Corp * †	88,550	576,460
Thermo Fisher Scientific Inc *	63,300	3,273,876
UnitedHealth Group Inc	212,604	10,872,569
Varian Medical Systems Inc *	23,500	998,985
Watson Pharmaceuticals Inc *	19,300	627,829
WellPoint Inc *	94,936	7,578,773
Wyeth	211,400	12,121,676
Zimmer Holdings Inc *	35,730	3,033,120

		248,620,533

Integrated Oils - 6.41%

Chevron Corp	340,634	28,695,008
ConocoPhillips	260,139	20,420,912
Exxon Mobil Corp	890,478	74,693,295
Hess Corp	40,000	2,358,400
Marathon Oil Corp	105,818	6,344,847
Murphy Oil Corp	31,100	1,848,584
Occidental Petroleum Corp	128,800	7,454,944

		141,815,990

Materials & Processing - 3.56%

Air Products & Chemicals Inc	32,100	2,579,877
Alcoa Inc	140,372	5,689,277
Allegheny Technologies Inc	16,902	1,772,682
American Standard Cos Inc	24,900	1,468,602
Archer-Daniels-Midland Co	98,994	3,275,711
Ashland Inc	11,100	709,845
Avery Dennison Corp	16,600	1,103,568
Ball Corp	18,900	1,004,913
Bemis Co Inc	18,000	597,240
E.I. du Pont de Nemours & Co	142,182	7,228,533
Eastman Chemical Co	14,125	908,661
Ecolab Inc	31,180	1,331,386
Fluor Corp	15,200	1,692,824
Freeport-McMoRan Copper & Gold Inc	56,923	4,714,363
Hercules Inc *	15,200	298,680
International Paper Co	74,727	2,918,089
Masco Corp	56,500	1,608,555
MeadWestvaco Corp	32,927	1,162,982
Monsanto Co	82,998	5,605,685
Newmont Mining Corp	67,522	2,637,409
Nucor Corp	49,300	2,891,445
Pactiv Corp *	24,900	794,061
PPG Industries Inc	27,100	2,062,581
Praxair Inc	52,400	3,772,276
Precision Castparts Corp	22,600	2,742,736
Rohm & Haas Co	25,098	1,372,359
Sealed Air Corp †	29,320	909,506
Sigma-Aldrich Corp	24,100	1,028,347
Temple-Inland Inc	18,600	1,144,458
The Dow Chemical Co	147,385	6,517,365
The Sherwin-Williams Co	16,500	1,096,755
United States Steel Corp	17,460	1,898,775
Vulcan Materials Co	16,100	1,844,094
Weyerhaeuser Co	31,400	2,478,402

		78,862,042

Multi-Industry - 4.61%

3M Co	115,200	9,998,208
Brunswick Corp	18,400	600,392
Eaton Corp	24,500	2,278,500
Fortune Brands Inc	25,700	2,116,909
General Electric Co	1,618,400	61,952,352
Honeywell International Inc	122,975	6,921,033
ITT Corp	30,800	2,103,024
Johnson Controls Inc	29,600	3,426,792
Textron Inc	18,300	2,015,013
Tyco International Ltd (Bermuda)	314,783	10,636,518

		102,048,741

Producer Durables - 4.40%

Agilent Technologies Inc *	67,232	2,584,398
Applied Materials Inc	212,100	4,214,427
Caterpillar Inc	99,400	7,783,020
Centex Corp	16,300	653,630
Cooper Industries Ltd ‘A’ (Bermuda)	30,600	1,746,954
Cummins Inc	14,700	1,487,787
D.R. Horton Inc	47,300	942,689
Danaher Corp	38,400	2,899,200
Deere & Co	34,400	4,153,456
Dover Corp	35,000	1,790,250
Emerson Electric Co	128,300	6,004,440
Goodrich Corp	21,100	1,256,716
Illinois Tool Works Inc	67,700	3,668,663
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	51,500	2,823,230

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
KB Home	9,700	$381,889
KLA-Tencor Corp	28,800	1,582,560
Lennar Corp ‘A’ †	18,802	687,401
Lexmark International Inc ‘A’ *	12,600	621,306
Lockheed Martin Corp	54,242	5,105,800
Molex Inc	27,000	810,270
Northrop Grumman Corp	53,120	4,136,454
Novellus Systems Inc *	15,700	445,409
Pall Corp	20,266	932,033
Parker-Hannifin Corp	18,575	1,818,678
Pitney Bowes Inc	37,600	1,760,432
Pulte Homes Inc †	37,200	835,140
Raytheon Co	67,400	3,632,186
Rockwell Collins Inc †	28,500	2,013,240
Tektronix Inc †	14,800	499,352
Teradyne Inc *	32,000	562,560
Terex Corp *	17,300	1,406,490
The Boeing Co	123,961	11,920,090
United Technologies Corp	156,300	11,086,359
W.W. Grainger Inc	12,900	1,200,345
Waters Corp *	18,300	1,086,288
Xerox Corp *	156,700	2,895,816

		97,428,958

Technology - 12.27%

Adobe Systems Inc *	89,100	3,577,365
Advanced Micro Devices Inc * †	81,000	1,158,300
Affiliated Computer Services Inc ‘A’ *	17,800	1,009,616
Altera Corp	49,900	1,104,287
Analog Devices Inc	56,000	2,107,840
Apple Inc *	135,300	16,512,012
Applera Corp-Applied Biosystems Group	33,600	1,026,144
Autodesk Inc *	33,140	1,560,231
Avaya Inc *	74,662	1,257,308
BMC Software Inc *	35,600	1,078,680
Broadcom Corp ‘A’ *	77,364	2,262,897
CA Inc	69,773	1,802,237
Ciena Corp *	10,571	381,930
Cisco Systems Inc *	953,616	26,558,206
Citrix Systems Inc *	25,100	845,117
Cognizant Technology Solutions Corp ‘A’ *	20,900	1,569,381
Computer Sciences Corp *	29,700	1,756,755
Compuware Corp *	59,600	706,856
Corning Inc *	250,291	6,394,935
Dell Inc *	351,000	10,021,050
Electronic Data Systems Corp	76,000	2,107,480
EMC Corp *	322,150	5,830,915
General Dynamics Corp	65,480	5,121,846
Hewlett-Packard Co	423,573	18,899,827
Intel Corp	911,820	21,664,843
International Business Machines Corp	213,681	22,489,925
Intuit Inc *	48,900	1,470,912
Jabil Circuit Inc	29,800	657,686
JDS Uniphase Corp * †	28,386	381,224
Juniper Networks Inc * †	85,300	2,147,001
L-3 Communications Holdings Inc	20,876	2,033,114
Linear Technology Corp †	35,900	1,298,862
LSI Corp * †	131,500	987,565
Maxim Integrated Products Inc	46,104	1,540,335
MEMC Electronic Materials Inc *	37,000	2,261,440
Micron Technology Inc * †	124,700	1,562,491
Microsoft Corp	1,332,172	39,259,109
Motorola Inc	368,402	6,520,715
National Semiconductor Corp	39,500	1,116,665
NCR Corp *	30,900	1,623,486
Network Appliance Inc *	54,909	1,603,343
Novell Inc *	66,700	519,593
NVIDIA Corp *	58,800	2,429,028
Oracle Corp *	634,036	12,496,850
PerkinElmer Inc	18,900	492,534
QLogic Corp *	18,300	304,695
QUALCOMM Inc	263,200	11,420,248
Rockwell Automation Inc	23,600	1,638,784
SanDisk Corp * †	33,800	1,654,172
Solectron Corp *	145,866	536,787
Sun Microsystems Inc *	545,800	2,870,908
Symantec Corp *	138,435	2,796,387
Tellabs Inc *	59,300	638,068
Texas Instruments Inc †	230,770	8,683,875
Unisys Corp *	56,100	512,754
Xilinx Inc	47,400	1,268,898

		271,533,512

Utilities - 7.62%

Allegheny Energy Inc *	26,500	1,371,110
Alltel Corp	54,300	3,667,965
Ameren Corp †	29,700	1,455,597
American Electric Power Co Inc	59,560	2,682,583
AT&T Inc	983,979	40,835,128
CenterPoint Energy Inc †	52,029	905,305
CenturyTel Inc	20,650	1,012,882
Citizens Communications Co †	44,300	676,461
CMS Energy Corp †	42,700	734,440
Comcast Corp ‘A’ * †	455,477	12,808,013
Comcast Corp Special ‘A’ *	36,055	1,008,098
Consolidated Edison Inc †	37,800	1,705,536
Constellation Energy Group Inc	26,850	2,340,514
Dominion Resources Inc	53,285	4,599,028
DTE Energy Co †	25,100	1,210,322
Duke Energy Corp	204,272	3,738,178
Edison International	48,600	2,727,432
Embarq Corp	25,991	1,647,050
Entergy Corp	29,900	3,209,765
Exelon Corp	103,324	7,501,322
FirstEnergy Corp †	48,080	3,112,218
FPL Group Inc †	61,500	3,489,510
Integrys Energy Group Inc	12,820	650,359
KeySpan Corp	28,522	1,197,354
Nicor Inc	6,000	257,520
NiSource Inc	46,073	954,172
PG&E Corp	57,800	2,618,340
Pinnacle West Capital Corp †	16,100	641,585
PPL Corp	63,632	2,977,341
Progress Energy Inc	43,100	1,964,929
Public Service Enterprise Group Inc	38,100	3,344,418
Questar Corp	24,200	1,278,970
Qwest Communications International Inc * †	235,592	2,285,242
Sempra Energy	41,858	2,479,249
Southern Co †	113,800	3,902,202
Spectra Energy Corp	103,936	2,698,179
Sprint Nextel Corp	462,227	9,572,721
TECO Energy Inc †	33,000	566,940
The AES Corp *	110,282	2,412,970
TXU Corp	74,320	5,001,736
Verizon Communications Inc	460,554	18,961,008
Windstream Corp	78,186	1,154,025
Xcel Energy Inc †	69,679	1,426,329

		168,784,046

Total Common Stocks (Cost $1,727,744,689)		2,108,249,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.62%

Repurchase Agreement - 4.62%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $102,212,038; collateralized by U.S. Treasury Bonds: 5.250% due 11/15/28 and market value $216,344, 6.000% due 02/15/26 and market value $44,300, 6.875% due 08/15/25 and market value $169,400, 7.500% due 11/15/16 and market value $31,961,250, 7.875% due 02/15/21 and market value $7,208,850, 8.125% due 08/15/21 and market value $4,173,750, and 8.750% due 05/15/17 - 08/15/20 ± and market value $43,520,000; and U.S. Treasury Notes: 4.500% due 09/30/11 - 11/15/15 ± and market value $16,929,050)	$102,175,000	$102,175,000

Total Short-Term Investment (Cost $102,175,000)		102,175,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.85% (Cost $1,829,919,689)		2,210,424,824

	Shares
SECURITIES LENDING COLLATERAL - 5.56%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $123,206,901)	123,206,901	123,206,901

TOTAL INVESTMENTS - 105.41% (Cost $1,953,126,590)		2,333,631,725

OTHER ASSETS & LIABILITIES, NET – (5.41%)		(119,803,804)

NET ASSETS - 100.00%		$2,213,827,921

Notes to Schedule of Investments
(a) As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	20.96%
Technology	12.27%
Consumer Discretionary	11.30%
Health Care	11.23%
Short-Term Investment & Securities Lending Collateral	10.18%
Utilities	7.62%
Consumer Staples	6.84%
Integrated Oils	6.41%
Multi-Industry	4.61%
Producer Durables	4.40%
Energy	3.70%
Materials & Processing	3.56%
Autos & Transportation	2.33%

105.41%
Other Assets & Liabilities, Net	(5.41%)

100.00%

(b) The amount of $5,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 (09/07)	291	$111,511,613	($1,267,285)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.76%

Autos & Transportation - 3.85%

AAR Corp *	41,100	$1,356,711
ABX Air Inc *	52,600	423,956
Accuride Corp *	17,500	269,675
Aftermarket Technology Corp *	21,728	644,887
AirTran Holdings Inc * †	90,900	992,628
Alaska Air Group Inc * †	38,900	1,083,754
Allegiant Travel Co *	2,200	67,628
American Axle & Manufacturing Holdings Inc †	44,400	1,315,128
American Commercial Lines Inc * †	62,000	1,615,100
American Railcar Industries Inc †	6,500	253,500
Amerigon Inc *	27,800	500,122
Arctic Cat Inc	13,700	271,260
Arkansas Best Corp †	26,500	1,032,705
Arlington Tankers Ltd (Bermuda)	7,400	212,232
ArvinMeritor Inc †	70,900	1,573,980
Atlas Air Worldwide Holdings Inc * †	16,000	943,040
Bristow Group Inc * †	23,200	1,149,560
Celadon Group Inc *	31,800	505,620
Commercial Vehicle Group Inc * †	16,750	312,052
Cooper Tire & Rubber Co	61,200	1,690,344
Double Hull Tankers Inc	10,400	162,136
Dynamex Inc * †	8,700	222,111
Eagle Bulk Shipping Inc	40,200	900,882
EGL Inc *	32,050	1,489,684
ExpressJet Holdings Inc *	36,500	218,270
Fleetwood Enterprises Inc *	63,600	575,580
Florida East Coast Industries Inc †	36,700	3,045,366
Force Protection Inc *	63,400	1,308,576
Forward Air Corp †	31,050	1,058,494
FreightCar America Inc †	13,400	641,056
Genco Shipping & Trading Ltd	13,900	573,514
General Maritime Corp	22,800	610,584
Genesee & Wyoming Inc 'A' *	34,050	1,016,052
Golar LNG Ltd (Bermuda)	42,200	703,052
GulfMark Offshore Inc * †	25,694	1,316,047
Hayes Lemmerz International Inc *	113,800	608,830
Heartland Express Inc	57,543	937,951
Horizon Lines Inc 'A' †	28,600	936,936
Hub Group Inc 'A' * †	38,500	1,353,660
JetBlue Airways Corp * †	177,400	2,084,450
Keystone Automotive Industries Inc *	16,200	670,194
Knight Transportation Inc †	52,793	1,023,128
Knightsbridge Tankers Ltd (Bermuda)	22,100	674,271
Lear Corp *	76,170	2,712,414
Marine Products Corp †	7,350	60,490
Marten Transport Ltd * †	10,500	189,105
Midwest Air Group Inc *	17,300	259,846
Miller Industries Inc * †	9,900	248,490
Modine Manufacturing Co †	30,500	689,300
Monaco Coach Corp †	29,725	426,554
Noble International Ltd	16,650	340,326
Nordic American Tanker Shipping Ltd (Bermuda)	22,700	927,068
Odyssey Marine Exploration Inc *	57,500	345,575
Old Dominion Freight Line Inc *	28,100	847,215
Pacer International Inc †	36,600	860,832
Patriot Transportation Holding Inc *	200	17,340
PHI Inc *	18,800	560,052
Pinnacle Airlines Corp *	25,200	472,500
Polaris Industries Inc †	38,400	2,079,744
Republic Airways Holdings Inc * †	33,100	673,585
Saia Inc *	18,450	502,947
Sauer-Danfoss Inc †	6,900	205,344
Ship Finance International Ltd (Bermuda)	26,000	771,680
Skywest Inc †	64,100	1,527,503
Spartan Motors Inc	27,750	472,305
Standard Motor Products Inc	8,300	124,749
Stoneridge Inc *	5,300	65,402
Superior Industries International Inc †	29,900	650,624
TBS International Ltd 'A' * (Bermuda)	9,100	258,440
Tenneco Inc * †	48,000	1,681,920
The Greenbrier Cos Inc †	15,900	480,498
Titan International Inc †	20,100	635,361
Ultrapetrol Ltd * (Bahamas)	17,900	424,230
Universal Truckload Services Inc * †	4,400	87,428
Visteon Corp *	128,700	1,042,470
Wabash National Corp †	30,300	443,289
Werner Enterprises Inc †	54,250	1,093,138
Westinghouse Air Brake Technologies Corp †	46,810	1,709,969
Winnebago Industries Inc	29,900	882,648

		63,115,087

Consumer Discretionary - 17.03%

1-800 CONTACTS Inc *	1,800	42,228
1-800-FLOWERS.COM Inc 'A' *	35,500	334,765
24/7 Real Media Inc *	48,400	567,732
99 Cents Only Stores *	41,900	549,309
A.C. Moore Arts & Crafts Inc *	20,100	394,161
Aaron Rents Inc †	41,874	1,222,721
ABM Industries Inc †	49,200	1,269,852
Administaff Inc	23,200	776,968
Aeropostale Inc * †	51,300	2,138,184
AFC Enterprises Inc * †	25,400	439,166
Ambassadors Group Inc †	20,300	721,259
Ambassadors International Inc †	12,400	412,424
AMERCO * †	9,800	739,900
American Greetings Corp 'A'	57,100	1,617,643
American Woodmark Corp †	16,000	553,600
Ameristar Casinos Inc	29,600	1,028,304
AMN Healthcare Services Inc * †	34,479	758,538
Applebee's International Inc †	74,100	1,785,810
Arbitron Inc †	29,700	1,530,441
Asbury Automotive Group Inc	19,300	481,535
Bally Technologies Inc * †	50,400	1,331,568
Barrett Business Services Inc †	3,800	98,154
bebe Stores Inc †	19,200	307,392
Belo Corp 'A' †	84,100	1,731,619
Benihana Inc 'A' *	5,700	114,000
Big 5 Sporting Goods Corp †	26,100	665,550
BJ's Restaurants Inc * †	10,200	201,348
Blockbuster Inc 'A' * †	203,500	877,085
Blue Nile Inc * †	15,200	918,080
Blyth Inc †	30,200	802,716
Bob Evans Farms Inc	39,800	1,466,630
Books-A-Million Inc †	21,000	355,740
Borders Group Inc †	58,200	1,109,292
Bowne & Co Inc	35,400	690,654
Bright Horizons Family Solutions Inc * †	26,000	1,011,660
Brightpoint Inc * †	57,790	796,924
Brown Shoe Co Inc †	43,700	1,062,784
Buffalo Wild Wings Inc * †	17,700	736,143
Build-A-Bear Workshop Inc * †	15,600	407,784
Cabela's Inc * †	31,200	690,456
Cache Inc * †	17,550	232,888
California Pizza Kitchen Inc * †	36,050	774,354
Callaway Golf Co †	80,000	1,424,800
Capella Education Co *	7,900	363,637
Carmike Cinemas Inc †	16,100	353,556
Carrols Restaurant Group Inc *	4,000	61,000
Carter's Inc * †	52,000	1,348,880
Casella Waste Systems Inc 'A' * †	22,100	238,238
Casual Male Retail Group Inc * †	46,700	471,670
Catalina Marketing Corp	41,200	1,297,800
CBIZ Inc *	45,994	338,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
CBRL Group Inc †	24,500	$1,040,760
CDI Corp †	17,200	553,840
CEC Entertainment Inc *	28,400	999,680
Central European Distribution Corp *	35,273	1,221,151
Central Garden & Pet Co ‘A’ *	63,148	740,726
Cenveo Inc *	53,300	1,236,027
Charlotte Russe Holding Inc *	25,100	674,437
Charming Shoppes Inc * †	136,100	1,473,963
Charter Communications Inc ‘A’ * †	405,800	1,643,490
Chemed Corp	25,200	1,670,508
Cherokee Inc †	11,200	409,248
Chipotle Mexican Grill Inc ‘B’ *	30,500	2,398,215
Christopher & Banks Corp †	36,000	617,400
Churchill Downs Inc †	6,400	335,232
Cinemark Holdings Inc *	19,100	341,699
Citadel Broadcasting Corp †	240,240	1,549,548
Citi Trends Inc * †	16,500	626,340
CKE Restaurants Inc	62,600	1,256,382
CKX Inc * †	46,100	637,102
CMGI Inc * †	520,000	1,014,000
CNET Networks Inc * †	164,500	1,347,255
Coinmach Service Corp ‘A’	17,000	224,910
Coinstar Inc * †	27,600	868,848
Columbia Sportswear Co	14,000	961,520
Conn’s Inc * †	12,100	345,576
Consolidated Graphics Inc *	10,500	727,440
Core-Mark Holding Co Inc *	9,500	341,810
Corinthian Colleges Inc * †	96,800	1,576,872
Cornell Cos Inc * †	11,900	292,264
CoStar Group Inc * †	19,100	1,010,008
Courier Corp	10,375	415,000
Cox Radio Inc ‘A’ *	36,100	514,064
CPI Corp	3,600	250,200
CRA International Inc *	14,600	703,720
Cross Country Healthcare Inc * †	36,900	615,492
Crown Media Holdings Inc ‘A’ * †	16,000	115,200
CSK Auto Corp * †	40,600	747,040
CSS Industries Inc †	10,527	416,974
Cumulus Media Inc ‘A’ * †	45,100	421,685
DEB Shops Inc †	800	22,120
Deckers Outdoor Corp * †	12,700	1,281,430
Denny’s Corp *	113,400	504,630
DeVry Inc	59,500	2,024,190
DG FastChannel Inc *	18,000	366,840
Diamond Management & Technology Consultants Inc †	28,000	369,600
Dollar Thrifty Automotive Group Inc * †	27,300	1,114,932
Domino’s Pizza Inc	43,550	795,658
Dover Downs Gaming & Entertainment Inc	18,060	271,081
DSW Inc ‘A’ * †	19,800	689,436
DTS Inc * †	18,100	394,037
DynCorp International Inc ‘A’ * †	30,500	670,695
EarthLink Inc * †	140,400	1,048,788
Eddie Bauer Holdings Inc *	22,600	290,410
Elizabeth Arden Inc *	24,200	587,092
Emmis Communications Corp ‘A’ †	45,400	418,134
Entercom Communications Corp ‘A’	32,200	801,458
Entravision Communications Corp ‘A’ * †	68,700	716,541
Ethan Allen Interiors Inc †	30,900	1,058,325
Exponent Inc * †	19,700	440,689
Ezcorp Inc ‘A’ *	36,800	487,232
First Advantage Corp ‘A’ *	9,700	223,197
Fisher Communications Inc * †	5,100	259,029
Forrester Research Inc * †	10,600	298,178
Fossil Inc * †	46,000	1,356,540
Fred’s Inc †	42,867	573,560
FTD Group Inc †	10,600	195,146
FTI Consulting Inc * †	42,474	1,615,286
Furniture Brands International Inc †	43,900	623,380
G&K Services Inc ‘A’ †	21,400	845,514
Gaiam Inc ‘A’ *	17,200	313,556
Gander Mountain Co *	13,300	150,955
GateHouse Media Inc †	13,639	253,003
Gaylord Entertainment Co *	40,700	2,183,148
Gemstar-TV Guide International Inc *	243,200	1,196,544
Genesco Inc * †	22,600	1,182,206
Gevity HR Inc †	30,500	589,565
G-III Apparel Group Ltd *	19,300	304,747
Global Sources Ltd * (Bermuda)	20,800	472,160
Glu Mobile Inc *	100	1,390
Gray Television Inc †	41,600	385,632
Great Wolf Resorts Inc * †	19,900	283,575
Greenfield Online Inc *	29,500	469,345
Group 1 Automotive Inc	24,100	972,194
GSI Commerce Inc *	24,500	556,395
Guitar Center Inc * †	32,400	1,937,844
Harris Interactive Inc *	54,000	288,900
Haverty Furniture Cos Inc	20,500	239,235
Heelys Inc * †	6,400	165,504
Heidrick & Struggles International Inc *	21,000	1,076,040
Helen of Troy Ltd * (Bermuda)	35,100	947,700
Hibbett Sports Inc *	36,412	996,961
Home Solutions of America Inc * †	48,900	292,422
Hooker Furniture Corp †	11,800	264,792
Hot Topic Inc *	53,050	576,654
Houston Wire & Cable Co * †	13,100	372,171
Hudson Highland Group Inc *	24,400	521,916
Iconix Brand Group Inc * †	50,400	1,119,888
ICT Group Inc *	8,000	149,680
IHOP Corp †	17,300	941,639
IKON Office Solutions Inc †	105,700	1,649,977
InfoSpace Inc †	32,800	761,288
infoUSA Inc	27,700	283,094
Insight Enterprises Inc * †	48,025	1,083,924
Inter Parfums Inc †	5,000	133,100
Internap Network Services Corp *	40,980	590,932
inVentiv Health Inc * †	33,100	1,211,791
iPass Inc * †	50,100	271,542
Isle of Capri Casinos Inc * †	15,800	378,568
J.Crew Group Inc * †	36,260	1,961,303
Jack in the Box Inc * †	31,130	2,208,362
Jackson Hewitt Tax Service Inc †	32,100	902,331
Jakks Pacific Inc * †	31,500	886,410
Jamba Inc *	64,700	591,358
Jo-Ann Stores Inc *	27,984	795,585
Jos. A. Bank Clothiers Inc * †	20,527	851,255
Journal Communications Inc ‘A’ †	46,800	608,868
K2 Inc *	49,100	745,829
Kellwood Co †	28,800	809,856
Kelly Services Inc ‘A’ †	25,200	691,992
Kenexa Corp * †	28,000	1,055,880
Kenneth Cole Productions Inc ‘A’	10,950	270,465
Kforce Inc * †	29,700	474,606
Knology Inc *	19,600	340,452
Korn/Ferry International * †	43,700	1,147,562
Krispy Kreme Doughnuts Inc * †	64,200	594,492
K-Swiss Inc ‘A’ †	25,700	728,081
Labor Ready Inc * †	51,800	1,197,098
Lakes Entertainment Inc *	26,600	314,146
Landry’s Restaurants Inc	16,900	511,394
Lawson Products Inc	4,717	182,548
La-Z-Boy Inc †	46,000	527,160
LeapFrog Enterprises Inc *	31,700	324,925
LECG Corp * †	25,100	379,261
Lee Enterprises Inc †	52,300	1,090,978
Libbey Inc	9,700	209,229
Life Time Fitness Inc * †	31,550	1,679,407
Lifetime Brands Inc †	15,200	310,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
LIN TV Corp ‘A’ * †	28,700	$539,847
Liquidity Services Inc * †	10,500	197,190
Lithia Motors Inc ‘A’ †	15,800	400,372
Live Nation Inc * †	65,100	1,456,938
LKQ Corp * †	42,900	1,057,914
LodgeNet Entertainment Corp * †	21,532	690,316
Lodgian Inc *	15,100	226,953
LoJack Corp * †	19,100	425,739
LoopNet Inc *	21,700	506,261
Magna Entertainment Corp ‘A’ *	46,200	134,904
Maidenform Brands Inc * †	19,400	385,284
Mannatech Inc †	16,400	260,596
Marchex Inc ‘B’	20,400	332,928
Marcus Corp	15,900	377,784
MarineMax Inc * †	16,200	324,324
Martha Stewart Living Omnimedia Inc ‘A’ †	32,000	550,400
Marvel Entertainment Inc * †	48,200	1,228,136
Matthews International Corp ‘A’	30,100	1,312,661
MAXIMUS Inc †	19,900	863,262
McCormick & Schmick’s Seafood Restaurants Inc * †	8,400	217,896
Media General Inc ‘A’	22,000	731,940
Midas Inc * †	14,800	335,516
Midway Games Inc * †	26,400	167,904
Monarch Casino & Resort Inc *	7,400	198,690
Monro Muffler Brake Inc †	12,450	466,252
Morgans Hotel Group Co * †	16,400	399,832
Morton’s Restaurant Group Inc * †	2,300	41,653
Movado Group Inc †	17,100	576,954
MPS Group Inc *	101,800	1,361,066
MTR Gaming Group Inc *	28,100	432,740
Multimedia Games Inc *	33,000	421,080
MWI Veterinary Supply Inc * †	8,500	339,065
National CineMedia Inc *	41,720	1,168,577
National Presto Industries Inc †	4,400	274,296
Nautilus Inc †	40,125	483,105
Navigant Consulting Inc * †	57,200	1,061,632
Net 1 U.E.P.S. Technologies Inc * †	45,900	1,108,485
Netflix Inc * †	46,600	903,574
New York & Co Inc *	15,700	172,072
Nexstar Broadcasting Group Inc ‘A’ *	3,100	40,734
NIC Inc †	28,300	193,572
Nu Skin Enterprises Inc ‘A’ †	59,200	976,800
Oakley Inc	20,700	587,880
O’Charley’s Inc	31,000	624,960
On Assignment Inc *	31,800	340,896
Overstock.com Inc * †	16,300	297,801
Oxford Industries Inc †	15,000	665,100
P.F. Chang’s China Bistro Inc * †	25,600	901,120
Pacific Sunwear of California Inc *	69,700	1,533,400
Papa John’s International Inc *	26,900	773,644
Payless ShoeSource Inc * †	64,800	2,044,440
PC Connection Inc *	3,600	47,664
PeopleSupport Inc *	23,400	265,590
Perficient Inc * †	24,000	496,800
Perry Ellis International Inc * †	14,650	471,290
PetMed Express Inc *	29,300	376,212
PHH Corp *	51,000	1,591,710
Pier 1 Imports Inc	89,500	759,855
Pinnacle Entertainment Inc *	59,300	1,669,295
Playboy Enterprises Inc ‘B’ * †	25,600	290,048
Playtex Products Inc * †	49,800	737,538
Premier Exhibitions Inc *	35,300	556,328
Pre-Paid Legal Services Inc * †	10,900	700,979
Prestige Brands Holdings Inc *	26,100	338,778
priceline.com Inc *	35,849	2,464,260
PriceSmart Inc †	8,500	210,205
PRIMEDIA Inc * †	226,800	646,380
Quiksilver Inc * †	123,500	1,745,055
Radio One Inc ‘D’ * †	76,000	536,560
RARE Hospitality International Inc * †	36,375	973,759
RC2 Corp * †	19,500	780,195
Red Robin Gourmet Burgers Inc *	20,200	815,474
Regis Corp	48,100	1,839,825
Renaissance Learning Inc †	5,800	76,270
Rent-A-Center Inc * †	75,800	1,988,234
Resources Connection Inc * †	53,600	1,778,448
Retail Ventures Inc *	19,900	320,987
Revlon Inc ‘A’ * †	195,297	267,557
Riviera Holdings Corp *	8,400	305,340
Rollins Inc	28,125	640,406
RSC Holdings Inc *	12,800	256,000
Ruby Tuesday Inc	54,000	1,421,820
Rush Enterprises Inc ‘A’ *	20,000	434,400
Russ Berrie & Co Inc * †	15,100	281,313
Ruth’s Chris Steak House Inc * †	18,900	321,111
Salem Communications Holding Corp ‘A’	7,600	84,284
Sally Beauty Holdings Inc *	79,700	717,300
Schawk Inc †	10,500	210,210
Scholastic Corp * †	38,700	1,390,878
School Specialty Inc *	21,000	744,240
Sealy Corp †	34,700	573,244
Select Comfort Corp * †	57,550	933,461
Shoe Carnival Inc * †	12,000	329,880
Shuffle Master Inc * †	34,975	580,585
Shutterfly Inc *	9,700	209,035
Sinclair Broadcast Group Inc ‘A’ †	48,800	693,936
Six Flags Inc * †	70,000	426,300
Skechers U.S.A. Inc ‘A’ * †	19,100	557,720
Sohu.com Inc *	29,400	940,506
Sonic Automotive Inc ‘A’	26,600	770,602
Sonic Corp * †	72,960	1,613,875
Source Interlink Cos Inc * †	54,900	273,402
Spanish Broadcasting System Inc ‘A’ * †	41,150	176,945
Spectrum Brands Inc * †	48,600	329,022
Speedway Motorsports Inc	12,300	491,754
Spherion Corp *	55,960	525,464
Stage Stores Inc	39,898	836,262
Stamps.com Inc *	24,349	335,529
Standard Parking Corp *	2,200	77,286
Stein Mart Inc †	23,800	291,788
Steiner Leisure Ltd * (Bahamas)	13,700	672,944
Steinway Musical Instruments Inc	7,700	266,343
Steven Madden Ltd †	25,200	825,552
Stewart Enterprises Inc ‘A’ †	101,200	788,348
Strayer Education Inc	15,700	2,067,847
Sturm, Ruger & Co Inc *	15,000	232,800
Sun-Times Media Group Inc ‘A’ †	66,700	350,175
Syms Corp *	500	9,865
Systemax Inc †	5,500	114,455
Take-Two Interactive Software Inc * †	72,400	1,445,828
TeleTech Holdings Inc * †	38,000	1,234,240
Tempur-Pedic International Inc †	77,000	1,994,300
Tetra Tech Inc * †	60,218	1,297,698
Texas Roadhouse Inc ‘A’ * †	47,500	607,525
The Advisory Board Co * †	20,900	1,161,204
The Bon-Ton Stores Inc	8,700	348,522
The Buckle Inc	11,649	458,971
The Cato Corp ‘A’ †	29,700	651,618
The Children’s Place Retail Stores Inc *	22,300	1,151,572
The Dress Barn Inc * †	53,540	1,098,641
The Finish Line Inc ‘A’	42,200	384,442
The Geo Group Inc *	54,700	1,591,770
The Gymboree Corp *	32,500	1,280,825
The Knot Inc * †	32,600	658,194
The Men’s Wearhouse Inc	51,100	2,609,677
The Pantry Inc * †	22,700	1,046,470
The Pep Boys-Manny, Moe & Jack	47,600	959,616

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
The Providence Service Corp * †	12,900	$344,688
The Steak n Shake Co *	22,260	371,519
The Stride Rite Corp †	36,500	739,490
The Talbots Inc †	18,500	463,055
The Timberland Co ‘A’ * †	46,900	1,181,411
The Topps Co Inc	33,500	352,085
The Warnaco Group Inc * †	45,100	1,774,234
The Wet Seal Inc ‘A’ * †	83,700	503,037
THQ Inc * †	66,400	2,026,528
TiVo Inc * †	96,800	560,472
Town Sports International Holdings Inc *	13,700	264,684
Travelzoo Inc *	6,500	172,835
Triarc Cos Inc ‘B’ †	59,000	926,300
True Religion Apparel Inc *	15,200	309,016
Trump Entertainment Resorts Inc * †	38,000	476,900
Tuesday Morning Corp †	29,800	368,328
Tupperware Brands Corp †	64,100	1,842,234
Tween Brands Inc * †	30,500	1,360,300
Under Armour Inc ‘A’ * †	24,300	1,109,295
UniFirst Corp	10,600	466,930
United Natural Foods Inc * †	47,600	1,265,208
United Online Inc †	66,250	1,092,463
United Stationers Inc *	27,700	1,845,928
Universal Electronics Inc *	12,200	443,104
Universal Technical Institute Inc * †	22,100	561,119
USANA Health Sciences Inc * †	10,800	483,192
Vail Resorts Inc * †	29,400	1,789,578
Valassis Communications Inc * †	47,500	816,525
ValueClick Inc * †	99,160	2,921,254
ValueVision Media Inc ‘A’ *	30,500	345,260
Vertrue Inc *	7,500	365,850
Viad Corp	20,000	843,400
VistaPrint Ltd * (Bermuda)	39,600	1,514,700
Volcom Inc *	12,400	621,612
Volt Information Sciences Inc * †	12,600	232,344
Waste Connections Inc * †	68,250	2,063,880
Waste Industries USA Inc	3,300	112,662
Waste Services Inc *	19,267	234,090
Watson Wyatt Worldwide Inc ‘A’	41,080	2,073,718
West Marine Inc * †	21,900	301,344
Westwood One Inc †	54,000	388,260
Weyco Group Inc	1,400	37,702
WMS Industries Inc * †	38,000	1,096,680
Wolverine World Wide Inc	54,100	1,499,111
World Fuel Services Corp †	28,200	1,186,092
World Wrestling Entertainment Inc ‘A’	22,400	358,176
Zale Corp * †	48,600	1,157,166
Zumiez Inc * †	17,100	646,038

		279,138,340

Consumer Staples - 1.97%

Alliance One International Inc * †	95,800	962,790
American Dairy Inc *	1,200	22,392
Arden Group Inc ‘A’ †	800	109,120
Aurora Foods Inc *	400	—
Cal-Maine Foods Inc	19,300	316,134
Casey’s General Stores Inc	55,700	1,518,382
Chiquita Brands International Inc * †	42,200	800,112
Coca-Cola Bottling Co Consolidated †	3,400	171,020
Farmer Bros. Co †	4,900	110,887
Flowers Foods Inc	50,775	1,693,854
Fresh Del Monte Produce Inc (Cayman)	22,200	556,110
Green Mountain Coffee Roasters Inc * †	7,400	582,676
Imperial Sugar Co †	11,700	360,243
Ingles Markets Inc ‘A’	14,300	492,635
J&J Snack Foods Corp †	10,700	403,818
Jones Soda Co * †	29,700	416,394
Lance Inc †	30,800	725,648
Longs Drug Stores Corp †	30,800	1,617,616
M&F Worldwide Corp * †	12,000	798,960
Maui Land & Pineapple Co Inc * †	5,600	205,688
Nash Finch Co †	15,600	772,200
National Beverage Corp	6,720	77,347
Pathmark Stores Inc *	43,300	561,168
Peet’s Coffee & Tea Inc *	19,720	485,704
Performance Food Group Co * †	35,100	1,140,399
Pilgrim’s Pride Corp	40,100	1,530,617
Ralcorp Holdings Inc * †	28,024	1,497,883
Reddy Ice Holdings Inc †	21,700	618,884
Ruddick Corp †	41,400	1,246,968
Sanderson Farms Inc	19,750	889,145
Schweitzer-Mauduit International Inc	15,600	483,600
Seaboard Corp	300	703,500
Sensient Technologies Corp †	49,700	1,261,883
Spartan Stores Inc †	25,300	832,623
The Boston Beer Co Inc ‘A’ *	12,900	507,615
The Great Atlantic & Pacific Tea Co Inc *	21,800	731,172
The Hain Celestial Group Inc * †	33,800	917,332
Tootsie Roll Industries Inc †	34,766	963,366
TreeHouse Foods Inc *	28,500	758,385
Universal Corp	26,800	1,632,656
Vector Group Ltd †	37,434	843,377
Village Super Market ‘A’	3,000	143,430
Weis Markets Inc	12,300	498,273
Wild Oats Markets Inc *	24,700	413,972
Winn-Dixie Stores Inc *	30,400	890,720

		32,266,698

Energy - 4.22%

Allis-Chalmers Energy Inc * †	24,100	554,059
Alon USA Energy Inc †	12,900	567,729
Alpha Natural Resources Inc * †	58,700	1,220,373
Apco Argentina Inc (Cayman)	500	42,455
Arena Resources Inc * †	13,300	772,863
Atlas America Inc	23,473	1,261,204
ATP Oil & Gas Corp * †	23,700	1,152,768
Atwood Oceanics Inc * †	27,200	1,866,464
Aventine Renewable Energy Holdings Inc * †	29,930	507,912
Basic Energy Services Inc *	34,800	889,836
Berry Petroleum Co ‘A’	39,200	1,477,056
Bill Barrett Corp *	26,500	975,995
Bois d’Arc Energy Inc * †	9,700	165,191
BPZ Energy Inc *	63,500	354,330
Brigham Exploration Co * †	42,900	251,823
Bronco Drilling Co Inc * †	19,800	324,918
Callon Petroleum Co *	22,500	318,825
CARBO Ceramics Inc †	18,800	823,628
Carrizo Oil & Gas Inc *	25,600	1,061,632
Clayton Williams Energy Inc * †	5,500	145,585
Clean Energy Fuels Corp *	20,700	259,992
Complete Production Services Inc * †	36,500	943,525
Comstock Resources Inc * †	39,900	1,195,803
Contango Oil & Gas Co *	15,800	573,382
Crosstex Energy Inc †	36,600	1,051,518
Dawson Geophysical Co * †	9,900	608,454
Delek US Holdings Inc †	6,800	181,220
Dril-Quip Inc *	26,000	1,168,700
Edge Petroleum Corp * †	32,900	460,929
Encore Acquisition Co * †	49,750	1,383,050
Energy Partners Ltd *	30,401	507,393
EnerNOC Inc *	800	30,504
Evergreen Energy Inc * †	72,000	434,160
Evergreen Solar Inc * †	87,700	815,610
EXCO Resources Inc * †	53,300	929,552
Flotek Industries Inc *	10,800	647,460
FuelCell Energy Inc *	70,700	559,944
FX Energy Inc *	46,100	421,815
GeoGlobal Resources Inc *	51,800	263,662

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Geokinetics Inc *	10,400	$322,712
GeoMet Inc *	3,200	24,512
Goodrich Petroleum Corp * †	15,400	533,302
Grey Wolf Inc *	192,900	1,589,496
Gulf Island Fabrication Inc †	14,700	510,090
Gulfport Energy Corp * †	26,000	519,480
Hanover Compressor Co * †	91,900	2,191,815
Harvest Natural Resources Inc * †	49,100	584,781
Hercules Offshore Inc * †	24,800	803,024
Horizon Offshore Inc *	27,100	520,320
Hornbeck Offshore Services Inc * †	26,150	1,013,574
Input/Output Inc * †	66,600	1,039,626
International Coal Group Inc * †	109,400	654,212
Lufkin Industries Inc	14,900	961,795
Mariner Energy Inc * †	83,000	2,012,750
MarkWest Hydrocarbon Inc	4,850	278,536
Matrix Service Co * †	27,800	690,830
McMoRan Exploration Co * †	23,400	327,600
Meridian Resource Corp * †	88,700	267,874
NATCO Group Inc ‘A’ * †	18,500	851,740
Newpark Resources Inc * †	101,200	784,300
Nova Biosource Fuels Inc *	14,500	36,975
Oil States International Inc * †	48,900	2,021,526
Oilsands Quest Inc *	68,700	169,689
Ormat Technologies Inc †	9,300	350,424
Pacific Ethanol Inc * †	34,200	451,440
Parallel Petroleum Corp *	37,400	819,060
Parker Drilling Co * †	118,900	1,253,206
Penn Virginia Corp	37,400	1,503,480
Petrohawk Energy Corp * †	159,262	2,525,895
Petroleum Development Corp * †	17,700	840,396
PetroQuest Energy Inc * †	41,200	599,048
Pioneer Drilling Co * †	49,300	735,063
Rentech Inc * †	202,900	525,511
Resource America Inc ‘A’	12,100	249,381
Rosetta Resources Inc *	50,400	1,085,616
RPC Inc †	31,962	544,632
Stone Energy Corp *	24,151	827,413
Sulphco Inc * †	44,100	159,201
Superior Offshore International Inc *	4,200	76,440
Superior Well Services Inc * †	15,600	396,396
Swift Energy Co * †	29,700	1,269,972
T-3 Energy Services Inc *	1,900	63,555
Toreador Resources Corp * †	21,700	325,500
Trico Marine Services Inc *	11,800	482,384
TXCO Resources Inc * †	36,800	378,304
Union Drilling Inc * †	8,600	141,212
Universal Compression Holdings Inc * †	29,300	2,123,371
US BioEnergy Corp * †	21,300	241,968
Venoco Inc *	7,200	134,424
VeraSun Energy Corp * †	24,990	361,855
Verenium Corp * †	34,500	174,915
Warren Resources Inc * †	59,200	691,456
W-H Energy Services Inc * †	31,300	1,937,783
Whiting Petroleum Corp *	35,250	1,428,330
Willbros Group Inc * (Panama)	22,100	655,928

		69,235,437

Financial Services - 19.79%

1st Source Corp †	9,373	233,575
21st Century Insurance Group †	27,100	592,406
ACA Capital Holdings Inc *	400	4,760
Acadia Realty Trust REIT †	36,000	934,200
Accredited Home Lenders Holding Co * †	28,681	392,069
Advance America Cash Advance Centers Inc	63,000	1,117,620
Advanta Corp ‘B’ †	34,400	1,071,216
Advent Software Inc * †	18,200	592,410
Agree Realty Corp REIT †	7,700	240,625
Alabama National Bancorp †	16,900	1,045,096
Alesco Financial Inc REIT	39,000	317,070
Alexander’s Inc REIT * †	1,700	687,225
Alexandria Real Estate Equities Inc REIT †	29,280	2,834,890
Alfa Corp †	26,000	404,820
AMCORE Financial Inc †	26,900	779,831
American Campus Communities Inc REIT †	27,500	777,975
American Equity Investment Life Holding Co †	56,400	681,312
American Financial Realty Trust REIT	140,300	1,447,896
American Home Mortgage Investment Corp REIT †	51,201	941,074
American Physicians Capital Inc * †	13,400	542,700
AmericanWest Bancorp	17,060	311,004
Ameris Bancorp	12,440	279,527
Amerisafe Inc *	25,200	494,676
AmTrust Financial Services Inc †	33,000	620,070
Anchor BanCorp Wisconsin Inc	19,400	508,086
Anthracite Capital Inc REIT †	58,000	678,600
Anworth Mortgage Asset Corp REIT	45,300	409,965
Apollo Investment Corp †	106,420	2,290,160
Arbor Realty Trust Inc REIT †	17,300	446,513
Ares Capital Corp	69,014	1,162,886
Argonaut Group Inc †	33,400	1,042,414
Ashford Hospitality Trust Inc REIT †	108,130	1,271,609
Aspen Insurance Holdings Ltd (Bermuda)	84,800	2,380,336
Asset Acceptance Capital Corp †	12,105	214,258
Associated Estates Realty Corp REIT	25,800	402,222
Assured Guaranty Ltd (Bermuda)	61,900	1,829,764
Asta Funding Inc †	13,900	534,177
Authorize.Net Holdings Inc *	27,900	499,131
Baldwin & Lyons Inc ‘B’ †	8,600	223,428
BancFirst Corp	5,200	222,664
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	19,300	362,840
Bank Mutual Corp †	61,147	705,025
Bank of the Ozarks Inc †	12,100	337,227
BankAtlantic Bancorp Inc ‘A’ †	44,500	383,145
BankFinancial Corp †	23,000	355,350
Bankrate Inc * †	11,200	536,704
BankUnited Financial Corp ‘A’ †	37,900	760,653
Banner Corp	16,600	565,396
Berkshire Hills Bancorp Inc †	8,200	258,382
BioMed Realty Trust Inc REIT †	71,110	1,786,283
Boston Private Financial Holdings Inc	39,770	1,068,620
Bristol West Holdings Inc †	11,400	255,018
Brookline Bancorp Inc †	73,042	840,713
BRT Realty Trust REIT	1,500	39,015
Calamos Asset Management Inc ‘A’	28,500	728,175
Capital City Bank Group Inc †	9,656	302,619
Capital Corp of the West †	9,440	226,182
Capital Lease Funding Inc REIT †	43,200	464,400
Capital Southwest Corp	2,300	358,317
Capital Trust Inc ‘A’ REIT †	9,700	331,158
Capitol Bancorp Ltd †	14,100	385,353
Cascade Bancorp †	29,225	676,266
Cash America International Inc †	29,500	1,169,675
Cass Information Systems Inc †	2,400	87,024
Cathay General Bancorp	49,348	1,655,132
CBRE Realty Finance Inc REIT	16,700	198,563
Cedar Shopping Centers Inc REIT †	43,900	629,965
Centennial Bank Holdings Inc *	54,800	464,156
Center Financial Corp †	10,000	169,200
Centerline Holding Co †	50,600	910,800
Central Pacific Financial Corp	27,798	917,612
Chemical Financial Corp †	24,640	637,437
Chittenden Corp	44,217	1,545,384
Citizens Inc *	56,000	394,240
Citizens Republic Bancorp Inc	83,162	1,521,865
City Bank †	10,700	337,157
City Holding Co	21,106	808,993

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Clayton Holdings Inc * †	13,200	$150,348
Clifton Savings Bancorp Inc	6,200	67,208
CNA Surety Corp * †	10,100	190,991
CoBiz Inc †	15,825	286,749
Cohen & Steers Inc †	14,600	634,370
Columbia Banking System Inc †	16,075	470,194
Community Bancorp *	10,900	304,982
Community Bank System Inc	24,200	484,484
Community Banks Inc	19,865	640,050
Community Trust Bancorp Inc	15,385	496,936
CompuCredit Corp * †	20,200	707,404
Corporate Office Properties Trust REIT †	38,700	1,587,087
Corus Bankshares Inc †	38,700	667,962
Cousins Properties Inc REIT †	40,200	1,166,202
Cowen Group Inc *	19,100	342,081
Crawford & Co 'B' †	25,200	170,352
Credit Acceptance Corp *	5,130	137,638
Crescent Real Estate Equity Co REIT †	82,000	1,840,080
Crystal River Capital Inc REIT	19,000	461,320
CVB Financial Corp †	60,085	668,145
CyberSource Corp * †	23,800	287,028
Darwin Professional Underwriters Inc * †	7,600	191,216
DCT Industrial Trust Inc REIT	162,780	1,751,513
Deerfield Triarc Capital Corp REIT	51,400	751,982
Delphi Financial Group Inc 'A' †	46,040	1,925,393
Delta Financial Corp	25,000	306,750
Deluxe Corp	54,900	2,229,489
DiamondRock Hospitality Co REIT †	85,170	1,625,044
Digital Realty Trust Inc REIT	48,810	1,839,161
Dime Community Bancshares Inc †	37,175	490,338
Dollar Financial Corp * †	15,700	447,450
Donegal Group Inc 'A' †	9,577	142,697
Downey Financial Corp †	21,000	1,385,580
EastGroup Properties Inc REIT †	23,600	1,034,152
Education Realty Trust Inc REIT †	39,100	548,573
eFunds Corp * †	47,100	1,662,159
eHealth Inc *	18,900	360,801
Electro Rent Corp †	12,700	184,658
EMC Insurance Group Inc	5,000	124,100
Employers Holdings Inc	53,150	1,128,906
Encore Capital Group Inc *	24,900	310,752
Enstar Group Ltd * (Bermuda)	5,600	675,976
Enterprise Financial Services Corp	4,500	111,870
Entertainment Properties Trust REIT †	28,900	1,554,242
Epoch Holding Corp *	16,700	223,613
Equity Inns Inc REIT †	62,000	1,388,800
Equity Lifestyle Properties Inc REIT †	20,000	1,043,800
Equity One Inc REIT †	34,600	884,030
eSpeed Inc 'A' *	31,800	274,752
Euronet Worldwide Inc * †	45,500	1,326,780
Evercore Partners Inc 'A'	4,100	122,057
ExlService Holdings Inc * †	17,100	320,454
Extra Space Storage Inc REIT †	63,950	1,055,175
F.N.B. Corp	54,540	913,000
FBL Financial Group Inc 'A' †	10,528	413,961
FCStone Group Inc *	7,600	435,556
Federal Agricultural Mortgage Corp 'C'	11,800	403,796
FelCor Lodging Trust Inc REIT †	58,000	1,509,740
Financial Federal Corp	32,049	955,701
First Acceptance Corp * †	12,400	125,984
First BanCorp	70,330	772,927
First Bancorp NC †	9,500	177,935
First Busey Corp †	10,500	209,895
First Cash Financial Services Inc * †	31,500	738,360
First Charter Corp	33,100	644,457
First Commonwealth Financial Corp †	63,614	694,665
First Community Bancorp †	25,662	1,468,123
First Community Bancshares Inc †	7,348	229,184
First Financial Bancorp	29,142	436,839
First Financial Bankshares Inc	18,016	699,201
First Financial Corp	13,100	384,616
First Financial Holdings Inc	11,900	389,249
First Indiana Corp †	19,613	433,840
First Industrial Realty Trust Inc REIT †	47,600	1,844,976
First Merchants Corp †	13,606	326,952
First Mercury Financial Corp *	19,500	408,915
First Midwest Bancorp Inc	53,758	1,908,947
First Niagara Financial Group Inc †	118,783	1,556,057
First Place Financial Corp	11,200	236,544
First Potomac Realty Trust REIT †	30,200	703,358
First Regional Bancorp *	10,000	254,400
First Republic Bank †	27,950	1,499,797
First South Bancorp Inc VA †	3,650	98,185
First State Bancorp †	26,400	562,056
FirstFed Financial Corp * †	19,100	1,083,543
FirstMerit Corp †	87,300	1,827,189
Flagstar Bancorp Inc	44,200	532,610
Flagstone Reinsurance Holdings Ltd * (Bermuda)	1,600	21,312
Flushing Financial Corp †	21,925	352,116
FPIC Insurance Group Inc *	13,400	546,318
Franklin Bank Corp * †	33,600	500,640
Franklin Street Properties Corp REIT †	52,900	874,966
Fremont General Corp †	67,300	724,148
Friedman Billings Ramsey Group Inc 'A' REIT †	142,500	778,050
Frontier Financial Corp †	38,898	876,372
GAMCO Investors Inc 'A' †	5,500	308,275
Getty Realty Corp REIT †	13,400	352,152
GFI Group Inc * †	14,500	1,050,960
Glacier Bancorp Inc †	47,958	975,945
Gladstone Capital Corp †	11,800	253,228
Glimcher Realty Trust REIT †	42,200	1,055,000
Global Cash Access Holdings Inc * †	34,000	544,680
GMH Communities Trust REIT †	47,160	456,980
Gramercy Capital Corp REIT †	15,150	417,231
Great American Financial Resources Inc †	8,950	216,500
Great Southern Bancorp Inc †	7,800	210,990
Greater Bay Bancorp	56,500	1,572,960
Green Bankshares Inc †	6,400	200,064
Greenhill & Co Inc †	18,900	1,298,619
Greenlight Capital Re Ltd 'A' * (Cayman)	16,000	360,480
H&E Equipment Services Inc * †	15,800	438,292
Hallmark Financial Services Inc *	16,700	202,404
Hancock Holding Co	26,600	998,830
Hanmi Financial Corp †	41,838	713,756
Harleysville Group Inc †	11,100	370,296
Harleysville National Corp †	28,813	464,466
Healthcare Realty Trust Inc REIT	53,000	1,472,340
Heartland Financial USA Inc †	9,450	229,635
Heartland Payment Systems Inc †	10,000	293,300
Hercules Technology Growth Capital Inc	34,400	464,744
Heritage Commerce Corp †	10,610	251,245
Hersha Hospitality Trust REIT	35,400	418,428
Highland Hospitality Corp REIT	61,000	1,171,200
Highwoods Properties Inc REIT †	56,740	2,127,750
Hilb Rogal & Hobbs Co †	34,800	1,491,528
Home BancShares Inc †	5,500	124,025
Home Properties Inc REIT	36,000	1,869,480
Horace Mann Educators Corp †	49,700	1,055,628
Horizon Financial Corp †	12,224	266,361
Huron Consulting Group Inc *	20,400	1,489,404
Hypercom Corp * †	71,500	422,565
IBERIABANK Corp	14,625	723,206
Impac Mortgage Holdings Inc REIT †	92,400	425,964
Independence Holding Co †	3,700	75,591
Independent Bank Corp MA †	18,700	552,398
Independent Bank Corp MI †	31,706	545,660

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Infinity Property & Casualty Corp †	18,600	$943,578
Inland Real Estate Corp REIT †	57,700	979,746
Innkeepers USA Trust REIT	39,300	696,789
Integra Bank Corp †	24,800	532,456
Interactive Brokers Group Inc ‘A’ *	44,900	1,218,137
Interactive Data Corp	32,100	859,638
International Bancshares Corp †	48,438	1,240,982
International Securities Exchange Holdings Inc	37,300	2,437,555
Interpool Inc	6,900	185,610
INVESTools Inc *	62,150	619,014
Investors Bancorp Inc * †	45,800	615,094
Investors Real Estate Trust REIT †	47,900	494,807
IPC Holdings Ltd (Bermuda)	58,200	1,879,278
Irwin Financial Corp	23,300	348,801
ITLA Capital Corp	8,400	437,808
Jack Henry & Associates Inc †	78,200	2,013,650
James River Group Inc †	10,500	348,915
JER Investors Trust Inc REIT †	21,000	315,000
Kansas City Life Insurance Co †	2,000	93,040
Kayne Anderson Energy Development Co	5,900	148,562
KBW Inc * †	24,800	728,624
Kearny Financial Corp †	16,200	218,376
Kite Realty Group Trust REIT	25,610	487,102
KNBT Bancorp Inc †	21,400	314,580
Knight Capital Group Inc ‘A’ * †	111,900	1,857,540
Kohlberg Capital Corp	14,200	263,410
LaBranche & Co Inc * †	45,900	338,742
Ladenburg Thalmann Financial Services Inc *	106,700	245,410
Lakeland Bancorp Inc	11,131	148,042
Lakeland Financial Corp †	9,143	194,472
LandAmerica Financial Group Inc †	17,000	1,640,330
LaSalle Hotel Properties REIT †	43,400	1,884,428
Lexington Realty Trust REIT †	65,700	1,366,560
LTC Properties Inc REIT	18,700	425,425
Luminent Mortgage Capital Inc REIT †	60,200	607,418
Macatawa Bank Corp †	15,400	245,014
MAF Bancorp Inc	35,661	1,934,966
Maguire Properties Inc REIT †	35,400	1,215,282
MainSource Financial Group Inc †	12,260	205,845
MarketAxess Holdings Inc * †	30,800	554,092
Max Capital Group Ltd (Bermuda)	65,500	1,853,650
MB Financial Inc †	31,724	1,102,092
MCG Capital Corp	62,000	993,240
McGrath RentCorp	19,900	670,431
Meadowbrook Insurance Group Inc *	23,400	256,464
Medical Properties Trust Inc REIT †	60,400	799,092
Meruelo Maddux Properties Inc *	37,529	306,237
MFA Mortgage Investments Inc REIT	80,600	586,768
Mid-America Apartment Communities Inc REIT	23,800	1,249,024
Midwest Banc Holdings Inc †	15,711	227,810
Mission West Properties Inc REIT	7,800	108,732
Montpelier Re Holdings Ltd (Bermuda)	102,400	1,898,496
Morningstar Inc * †	11,900	559,598
Move Inc * †	115,518	517,521
MVC Capital Inc †	31,200	586,872
Nara Bancorp Inc	31,000	493,830
NASB Financial Inc †	500	16,825
National Financial Partners Corp †	36,000	1,667,160
National Health Investors Inc REIT †	20,300	643,916
National Interstate Corp †	11,100	289,488
National Penn Bancshares Inc	42,325	705,981
National Retail Properties Inc REIT †	66,300	1,449,318
National Western Life Insurance Co ‘A’	1,800	455,256
Nationwide Health Properties Inc REIT	88,500	2,407,200
Navigators Group Inc * †	16,100	867,790
NBT Bancorp Inc	29,395	663,151
Nelnet Inc ‘A’	12,500	305,500
NewAlliance Bancshares Inc †	109,700	1,614,784
Newcastle Investment Corp REIT	46,800	1,173,276
NewStar Financial Inc *	8,100	115,263
NexCen Brands Inc *	32,800	365,392
NGP Capital Resources Co †	22,982	384,259
NorthStar Realty Finance Corp REIT †	53,400	668,034
Northwest Bancorp Inc	14,200	371,188
NovaStar Financial Inc REIT †	48,400	337,832
NYMAGIC Inc	5,800	233,160
Ocwen Financial Corp *	29,600	394,568
Odyssey Re Holdings Corp	24,500	1,050,805
Ohio Casualty Corp	63,300	2,741,523
Old National Bancorp †	74,995	1,245,667
Old Second Bancorp Inc	17,689	515,811
Omega Financial Corp †	7,900	212,431
Omega Healthcare Investors Inc REIT †	66,800	1,057,444
Online Resources Corp * †	36,600	401,868
optionsXpress Holdings Inc †	38,200	980,212
Oriental Financial Group Inc	34,213	373,264
Oritani Financial Corp *	3,000	42,870
Pacific Capital Bancorp †	48,187	1,300,085
Park National Corp †	10,734	910,136
Parkway Properties Inc REIT †	13,400	643,602
Partners Trust Financial Group Inc	34,468	361,914
Patriot Capital Funding Inc	28,700	426,195
PennantPark Investment Corp	29,100	408,564
Pennsylvania REIT †	32,542	1,442,587
Penson Worldwide Inc * †	10,100	247,753
Peoples Bancorp Inc	9,495	257,030
PFF Bancorp Inc	29,370	820,304
PICO Holdings Inc * †	11,600	501,816
Pinnacle Financial Partners Inc *	15,400	452,144
Piper Jaffray Cos * †	18,700	1,042,151
Platinum Underwriters Holdings Ltd (Bermuda)	54,900	1,907,775
PMA Capital Corp ‘A’ *	42,800	457,532
Portfolio Recovery Associates Inc	18,300	1,098,366
Post Properties Inc REIT †	43,300	2,257,229
Potlatch Corp REIT	36,951	1,590,741
Preferred Bank	9,200	368,000
PremierWest Bancorp λ	1	6
Presidential Life Corp	21,300	418,758
Primus Guaranty Ltd * (Bermuda)	32,900	352,688
PrivateBancorp Inc †	23,000	662,400
ProAssurance Corp * †	33,150	1,845,460
Prospect Capital Corp	11,400	199,158
Prosperity Bancshares Inc †	35,300	1,156,428
Provident Bankshares Corp †	36,808	1,206,566
Provident Financial Services Inc	65,489	1,032,107
Provident New York Bancorp †	33,934	458,448
PS Business Parks Inc REIT †	14,600	925,202
PXRE Group Ltd * (Bermuda)	29,200	135,488
QC Holdings Inc †	1,000	15,000
Quadra Realty Trust Inc REIT *	7,100	88,821
RAIT Financial Trust REIT †	68,110	1,772,222
RAM Holdings Ltd * (Bermuda)	19,700	310,275
Ramco-Gershenson Properties Trust REIT †	21,568	774,938
Realty Income Corp REIT †	100,300	2,526,557
Redwood Trust Inc REIT †	21,000	1,015,980
Renasant Corp	11,169	253,983
Republic Bancorp Inc KY ‘A’	7,405	122,849
Republic Property Trust REIT	29,900	366,275
Resource Capital Corp REIT	12,069	168,725
RLI Corp †	20,900	1,169,355
Rockville Financial Inc †	7,900	119,290
Roma Financial Corp †	1,300	21,541
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,583	70,621
S&T Bancorp Inc †	22,800	750,120
S.Y. Bancorp Inc †	8,925	212,058
S1 Corp *	67,818	541,866
Safety Insurance Group Inc †	16,100	666,540
Sanders Morris Harris Group Inc †	9,900	115,236

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Sandy Spring Bancorp Inc	16,550	$520,332
Santander BanCorp	2,715	40,345
Saul Centers Inc REIT	14,000	634,900
SCBT Financial Corp	6,735	245,154
Scottish Re Group Ltd (Cayman)	46,900	229,341
SeaBright Insurance Holdings Inc * †	29,600	517,408
Seacoast Banking Corp of Florida †	20,610	448,268
Security Bank Corp †	16,200	325,620
Security Capital Assurance Ltd (Bermuda)	18,500	571,095
Selective Insurance Group Inc	60,500	1,626,240
Senior Housing Properties Trust REIT †	75,800	1,542,530
Sierra Bancorp	1,800	50,760
Signature Bank * †	29,500	1,005,950
Simmons First National Corp ‘A’ †	10,600	292,454
Sotheby’s	65,600	3,018,912
Southside Bancshares Inc †	10,808	234,750
Southwest Bancorp Inc	20,400	490,416
Sovran Self Storage Inc REIT †	20,400	982,464
Spirit Finance Corp REIT	102,300	1,489,488
State Auto Financial Corp †	10,400	318,760
Sterling Bancorp †	27,992	448,712
Sterling Bancshares Inc †	84,175	952,019
Sterling Financial Corp PA †	36,763	386,747
Sterling Financial Corp WA †	50,865	1,472,033
Stewart Information Services Corp †	16,700	665,161
Stifel Financial Corp * †	14,400	848,016
Strategic Hotels & Resorts Inc REIT †	69,850	1,570,926
Suffolk Bancorp	10,000	319,200
Sun Bancorp Inc NJ *	12,121	204,488
Sun Communities Inc REIT †	21,300	634,101
Sunstone Hotel Investors Inc REIT †	57,500	1,632,425
Superior Bancorp *	26,400	270,072
Susquehanna Bancshares Inc †	54,571	1,220,753
SVB Financial Group * †	37,000	1,965,070
SWS Group Inc †	22,195	479,856
Tanger Factory Outlet Centers Inc REIT †	35,100	1,314,495
Tarragon Corp *	6,850	57,951
Taylor Capital Group Inc	5,700	156,921
Technology Investment Capital Corp †	12,800	202,112
Texas Capital Bancshares Inc * †	30,400	679,440
The Bancorp Inc * †	17,270	386,157
The BISYS Group Inc	134,000	1,585,220
The Commerce Group Inc †	57,500	1,996,400
The Midland Co	8,900	417,766
The Phoenix Cos Inc †	113,300	1,700,633
The South Financial Group Inc	66,800	1,512,352
TheStreet.com Inc †	20,500	223,040
Thomas Weisel Partners Group Inc *	14,900	248,085
TierOne Corp	22,500	677,250
TNS Inc †	27,500	396,275
Tompkins Financial Corp	6,830	255,442
Tower Group Inc	24,600	784,740
TradeStation Group Inc *	38,200	445,030
Triad Guaranty Inc * †	11,400	455,202
Trico Bancshares †	10,200	228,072
Trustco Bank Corp NY †	90,308	892,243
Trustmark Corp	54,700	1,414,542
U.S. Global Investors Inc ‘A’	15,900	360,453
U.S.B. Holding Co Inc †	8,950	170,587
UCBH Holdings Inc †	107,700	1,967,679
UMB Financial Corp †	30,782	1,134,932
Umpqua Holdings Corp †	64,432	1,514,796
Union Bankshares Corp †	10,050	233,160
United America Indemnity Ltd ‘A’ * (Cayman)	18,100	450,147
United Bankshares Inc	40,600	1,291,080
United Community Banks Inc †	36,449	943,665
United Community Financial Corp	20,424	203,832
United Fire & Casualty Co †	17,600	622,688
United Security Bancshares †	7,100	144,698
Universal American Financial Corp *	31,900	678,832
Universal Health Realty Income Trust REIT	10,800	359,640
Univest Corp of Pennsylvania †	8,499	191,397
Urstadt Biddle Properties Inc ‘A’ REIT	18,000	306,180
U-Store-It Trust REIT †	41,680	683,135
Value Line Inc	300	13,170
ViewPoint Financial Group	4,000	68,840
Virginia Commerce Bancorp Inc *	23,846	403,229
W Holding Co Inc †	89,200	235,488
W.P. Stewart & Co Ltd (Bermuda)	8,100	88,209
Waddell & Reed Financial Inc ‘A’ †	83,300	2,166,633
Washington REIT †	44,900	1,526,600
Washington Trust Bancorp Inc	11,800	297,478
Wauwatosa Holdings Inc * †	2,400	39,696
WesBanco Inc †	20,800	613,600
West Coast Bancorp	11,600	352,524
Westamerica Bancorp †	33,300	1,473,192
Western Alliance Bancorp *	11,200	334,320
Westfield Financial Inc	9,979	99,491
Williams Scotsman International Inc * †	30,000	714,300
Wilshire Bancorp Inc	13,500	164,430
Winston Hotels Inc REIT	20,900	313,500
Winthrop Realty Trust REIT †	26,200	181,042
Wintrust Financial Corp †	27,400	1,201,490
World Acceptance Corp * †	21,000	897,330
Wright Express Corp *	38,400	1,315,968
WSFS Financial Corp	6,200	405,666
Yardville National Bancorp †	8,000	273,200
Zenith National Insurance Corp	36,750	1,730,558

		324,370,303

Health Care - 10.22%

Abaxis Inc * †	24,400	508,984
ABIOMED Inc * †	28,700	309,386
ACADIA Pharmaceuticals Inc * †	37,900	518,093
Accuray Inc * †	12,900	286,122
Acorda Therapeutics Inc *	22,200	378,732
Adams Respiratory Therapeutics Inc * †	33,800	1,331,382
Advanced Magnetics Inc *	12,200	709,552
Affymax Inc *	1,700	45,832
Affymetrix Inc *	68,100	1,695,009
Air Methods Corp * †	13,400	491,378
Akorn Inc * †	71,000	496,290
Albany Molecular Research Inc *	25,700	381,645
Alexion Pharmaceuticals Inc *	38,800	1,748,328
Alexza Pharmaceuticals Inc *	9,100	75,257
Align Technology Inc * †	61,700	1,490,672
Alkermes Inc * †	95,600	1,395,760
Alliance Imaging Inc * †	12,600	118,314
Allos Therapeutics Inc *	60,600	267,852
Allscripts Healthcare Solutions Inc * †	54,600	1,391,208
Alnylam Pharmaceuticals Inc * †	34,700	527,093
Alpharma Inc ‘A’	43,100	1,121,031
Altus Pharmaceuticals Inc * †	12,500	144,250
Amedisys Inc * †	30,033	1,091,111
American Dental Partners Inc *	11,100	288,267
American Medical Systems Holdings Inc * †	78,200	1,410,728
American Oriental Bioengineering Inc * †	39,300	349,770
AMERIGROUP Corp * †	52,400	1,247,120
AmSurg Corp * †	37,000	893,180
Analogic Corp †	16,100	1,183,511
AngioDynamics Inc * †	20,800	374,608
Animal Health International Inc *	5,600	81,144
Applera Corp-Celera Genomics Group * †	71,799	890,308
Apria Healthcare Group Inc *	46,100	1,326,297
Arena Pharmaceuticals Inc * †	69,700	766,003
ARIAD Pharmaceuticals Inc * †	87,900	482,571
ArQule Inc *	18,700	131,835
Array BioPharma Inc * †	46,700	544,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Arrow International Inc †	20,900	$800,052
ArthroCare Corp * †	30,500	1,339,255
Aspect Medical Systems Inc * †	24,000	359,040
Assisted Living Concepts Inc ‘A’ *	47,600	506,940
Auxilium Pharmaceuticals Inc * †	29,500	470,230
Beijing Med-Pharm Corp *	36,600	390,522
Bentley Pharmaceuticals Inc * †	16,900	205,166
Bioenvision Inc * †	36,700	212,126
BioMarin Pharmaceutical Inc * †	102,200	1,833,468
BioMimetic Therapeutics Inc *	16,700	261,021
Bionovo Inc *	69,900	269,814
Bio-Rad Laboratories Inc ‘A’ * †	17,400	1,314,918
Bio-Reference Laboratories Inc * †	12,600	344,610
Bradley Pharmaceuticals Inc *	12,600	273,546
Bruker BioSciences Corp * †	53,000	477,530
Cadence Pharmaceuticals Inc *	8,100	98,253
Cantel Medical Corp *	4,500	76,545
Capital Senior Living Corp * †	13,300	125,286
Caraco Pharmaceutical Laboratories Ltd *	4,400	66,792
Cell Genesys Inc *	81,900	274,365
Centene Corp *	43,300	927,486
Cepheid * †	62,900	918,340
Chattem Inc * †	19,000	1,204,220
Computer Programs & Systems Inc †	11,500	356,270
Conceptus Inc * †	23,500	455,195
CONMED Corp *	33,350	976,488
CorVel Corp *	9,550	249,637
CryoLife Inc *	14,800	192,548
Cubist Pharmaceuticals Inc * †	60,300	1,188,513
Cutera Inc *	9,200	229,264
CV Therapeutics Inc * †	67,300	889,033
Cyberonics Inc *	22,000	370,040
Cynosure Inc ‘A’ *	10,600	386,158
Cypress Bioscience Inc *	39,300	521,118
Cytokinetics Inc *	22,500	127,125
CytRx Corp *	57,400	179,088
Datascope Corp	12,800	489,984
Dendreon Corp * †	90,600	641,448
Digene Corp * †	20,400	1,225,020
Discovery Laboratories Inc *	53,600	151,688
DJO Inc * †	21,400	883,178
DURECT Corp * †	47,500	182,875
Eclipsys Corp * †	41,900	829,620
Emergency Medical Services Corp ‘A’ *	6,500	254,345
Emergent BioSolutions Inc *	194	1,998
Emeritus Corp *	2,400	74,352
Encysive Pharmaceuticals Inc * †	88,300	157,174
Enzo Biochem Inc * †	26,551	396,938
Enzon Pharmaceuticals Inc * †	60,500	474,925
eResearchTechnology Inc * †	40,724	387,285
ev3 Inc * †	10,900	183,992
Exelixis Inc * †	89,400	1,081,740
FoxHollow Technologies Inc * †	19,600	416,304
Genesis HealthCare Corp * †	18,300	1,252,086
Genomic Health Inc * †	8,400	157,920
Gentiva Health Services Inc *	34,400	690,064
GenVec Inc *	103,900	244,165
Geron Corp * †	72,400	509,696
Greatbatch Inc * †	18,500	599,400
GTx Inc *	11,200	181,328
Haemonetics Corp * †	26,400	1,388,904
Halozyme Therapeutics Inc *	53,500	493,805
Hansen Medical Inc * †	9,500	179,455
Healthcare Services Group Inc †	30,347	895,237
HealthExtras Inc * †	30,700	908,106
HealthSouth Corp *	83,600	1,513,996
Healthspring Inc * †	38,800	739,528
Healthways Inc * †	37,800	1,790,586
HMS Holdings Corp *	15,300	292,842
Hologic Inc * †	53,550	2,961,851
Human Genome Sciences Inc * †	145,700	1,299,644
Hythiam Inc * †	43,300	374,545
ICU Medical Inc *	16,600	712,804
Idenix Pharmaceuticals Inc *	14,400	84,960
I-Flow Corp *	18,900	316,386
Illumina Inc * †	53,924	2,188,775
Immucor Inc * †	68,393	1,912,952
Immunomedics Inc *	80,300	333,245
Incyte Corp *	93,700	562,200
Indevus Pharmaceuticals Inc *	50,100	337,173
Integra LifeSciences Holdings Corp * †	17,900	884,618
InterMune Inc * †	29,800	773,012
Invacare Corp †	28,600	524,238
Inverness Medical Innovations Inc * †	43,800	2,234,676
Isis Pharmaceuticals Inc * †	93,700	907,016
Javelin Pharmaceuticals Inc *	54,300	336,117
Kendle International Inc *	15,800	580,966
Kensey Nash Corp *	14,300	383,383
Keryx Biopharmaceuticals Inc * †	38,200	373,214
Kindred Healthcare Inc *	26,340	809,165
Kosan Biosciences Inc *	25,100	131,022
KV Pharmaceutical Co ‘A’ * †	35,150	957,486
Kyphon Inc * †	48,200	2,320,830
Landauer Inc	9,100	448,175
LCA-Vision Inc †	22,600	1,068,076
LHC Group Inc * †	14,400	377,280
LifeCell Corp * †	37,600	1,148,304
Ligand Pharmaceuticals Inc ‘B’	74,800	514,624
Luminex Corp * †	27,300	336,063
Magellan Health Services Inc *	38,800	1,803,036
MannKind Corp * †	33,595	414,226
Martek Biosciences Corp * †	32,000	831,040
Matria Healthcare Inc * †	21,162	640,785
Maxygen Inc * †	21,700	185,969
Medarex Inc *	130,000	1,857,700
MedCath Corp *	13,800	438,840
Medical Action Industries Inc *	11,450	206,787
Medicis Pharmaceutical Corp ‘A’ †	55,500	1,694,970
Medivation Inc *	26,900	549,567
Mentor Corp †	39,500	1,606,860
Meridian Bioscience Inc †	39,300	851,238
Merit Medical Systems Inc *	20,765	248,349
Metabolix Inc * †	11,000	275,330
MGI PHARMA Inc *	77,900	1,742,623
Micrus Endovascular Corp *	19,500	479,700
Minrad International Inc *	67,500	400,275
Molina Healthcare Inc *	9,558	291,710
Momenta Pharmaceuticals Inc * †	23,500	236,880
Myriad Genetics Inc * †	42,400	1,576,856
Nabi Biopharmaceuticals * †	59,100	271,860
Nastech Pharmaceutical Co Inc * †	25,300	276,023
National Healthcare Corp †	4,800	247,680
Natus Medical Inc * †	28,600	455,312
Nektar Therapeutics * †	99,700	946,153
Neurocrine Biosciences Inc * †	45,300	508,719
Neurogen Corp *	17,800	118,192
Nighthawk Radiology Holdings Inc * †	15,100	272,555
Northstar Neuroscience Inc *	10,600	123,278
Novacea Inc *	16,600	156,870
Noven Pharmaceuticals Inc *	28,800	675,360
NuVasive Inc * †	38,300	1,034,483
NxStage Medical Inc * †	29,000	374,970
Obagi Medical Products Inc *	2,800	49,616
Odyssey HealthCare Inc * †	33,550	397,903
Omnicell Inc * †	33,400	694,052
Omrix Biopharmaceuticals Inc *	10,300	324,038
Onyx Pharmaceuticals Inc * †	47,500	1,277,750
Option Care Inc †	31,775	489,335

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
OraSure Technologies Inc * †	45,900	$375,462
Orexigen Therapeutics Inc *	700	10,514
Orthofix International NV * (Netherlands)	13,100	589,107
OSI Pharmaceuticals Inc * †	61,500	2,226,915
Osiris Therapeutics Inc *	4,500	60,795
Owens & Minor Inc †	44,900	1,568,806
Pain Therapeutics Inc * †	40,200	350,142
Palomar Medical Technologies Inc *	20,400	708,084
Par Pharmaceutical Cos Inc *	35,500	1,002,165
PAREXEL International Corp * †	31,500	1,324,890
Penwest Pharmaceuticals Co * †	30,500	380,335
Perrigo Co †	84,500	1,654,510
PharmaNet Development Group Inc *	18,500	589,780
Pharmion Corp * †	25,800	746,910
Phase Forward Inc * †	33,700	567,171
PolyMedica Corp	26,574	1,085,548
Poniard Pharmaceuticals Inc *	38,500	261,800
POZEN Inc * †	30,500	551,135
PRA International * †	19,700	498,410
Progenics Pharmaceuticals Inc * †	25,900	558,663
Protalix BioTherapeutics Inc *	26,800	723,332
PSS World Medical Inc * †	66,700	1,215,274
Psychiatric Solutions Inc *	53,900	1,954,414
Quality Systems Inc	15,400	584,738
Quidel Corp *	26,600	467,096
Radiation Therapy Services Inc * †	12,900	339,786
Regeneration Technologies Inc *	39,400	443,250
Regeneron Pharmaceuticals Inc * †	57,600	1,032,192
RehabCare Group Inc *	23,400	333,216
Res-Care Inc * †	24,200	511,588
Rigel Pharmaceuticals Inc *	19,000	169,290
Salix Pharmaceuticals Ltd * †	54,800	674,040
Santarus Inc * †	50,500	261,085
Savient Pharmaceuticals Inc * †	47,505	590,012
Sciele Pharma Inc * †	35,000	824,600
Seattle Genetics Inc *	30,700	301,167
Sirona Dental Systems Inc * †	16,600	627,978
Skilled Healthcare Group Inc ‘A’ *	30,300	469,953
Somaxon Pharmaceuticals Inc * †	18,000	218,880
Sonic Innovations Inc *	38,200	334,250
SonoSite Inc * †	16,500	518,595
Spectranetics Corp * †	42,800	493,056
Stereotaxis Inc * †	19,500	254,670
STERIS Corp †	64,700	1,979,820
Sun Healthcare Group Inc * †	50,300	728,847
Sunrise Senior Living Inc * †	44,400	1,775,556
SuperGen Inc * †	61,500	341,940
SurModics Inc * †	18,600	930,000
Symbion Inc * †	15,400	334,334
Symmetry Medical Inc * †	35,000	560,350
Tanox Inc *	24,800	481,368
Telik Inc * †	67,700	228,826
Tercica Inc *	15,000	76,500
The Medicines Co * †	49,500	872,190
Thoratec Corp * †	59,387	1,092,127
TomoTherapy Inc *	5,000	109,600
Trubion Pharmaceuticals Inc * †	3,500	73,080
United Therapeutics Corp *	20,600	1,313,456
Valeant Pharmaceuticals International †	92,700	1,547,163
Vanda Pharmaceuticals Inc *	31,200	632,112
Ventana Medical Systems Inc *	31,500	2,434,005
ViroPharma Inc * †	67,700	934,260
Visicu Inc *	13,000	118,950
Vital Images Inc * †	15,300	415,548
Vital Signs Inc	9,700	538,835
Vivus Inc *	57,500	300,725
Volcano Corp *	17,800	359,738
West Pharmaceutical Services Inc †	32,400	1,527,660
Wright Medical Group Inc * †	35,200	849,024
XenoPort Inc *	21,400	950,588
XOMA Ltd * (Bermuda)	99,100	301,264
ZOLL Medical Corp *	23,900	533,209
ZymoGenetics Inc * †	31,600	461,676

		167,509,643

Integrated Oils - 0.13%

Delta Petroleum Corp * †	65,200	1,309,216
GMX Resources Inc * †	11,400	394,440
Vaalco Energy Inc * †	75,500	364,665

		2,068,321

Materials & Processing - 8.43%

A. Schulman Inc	31,100	756,663
A.M. Castle & Co †	7,700	276,507
AAON Inc	5,200	165,620
Acuity Brands Inc	45,700	2,754,796
Aecom Technology Corp *	34,300	850,983
AEP Industries Inc * †	4,900	220,549
Albany International Corp ‘A’ †	26,428	1,068,748
Alico Inc †	2,800	170,772
AMCOL International Corp	19,600	535,276
American Vanguard Corp †	13,066	187,105
Ameron International Corp †	10,900	983,071
Ampco-Pittsburgh Corp	7,200	288,648
Amrep Corp †	1,600	76,080
Apex Silver Mines Ltd * (Cayman)	53,200	1,073,576
Apogee Enterprises Inc †	34,000	945,880
AptarGroup Inc †	69,400	2,467,864
Arch Chemicals Inc †	20,800	730,912
Avatar Holdings Inc * †	7,700	592,438
Balchem Corp	13,175	239,390
Barnes Group Inc †	41,000	1,298,880
Beacon Roofing Supply Inc * †	50,899	864,774
Bluegreen Corp *	15,500	181,195
BlueLinx Holdings Inc	9,300	97,557
Bowater Inc †	55,800	1,392,210
Brady Corp ‘A’ †	45,600	1,693,584
Brookfield Homes Corp †	11,205	325,953
Brush Engineered Materials Inc * †	20,200	848,198
Buckeye Technologies Inc *	30,500	471,835
Builders FirstSource Inc * †	11,500	184,690
Building Materials Holding Corp	29,200	414,348
Cabot Microelectronics Corp *	24,000	851,760
Cadiz Inc *	6,300	141,561
Cal Dive International Inc * †	13,600	226,168
Calgon Carbon Corp * †	48,900	567,240
Cambrex Corp	28,500	378,195
Century Aluminum Co *	23,100	1,261,953
Ceradyne Inc *	26,975	1,995,071
CF Industries Holdings Inc	55,000	3,293,950
Chesapeake Corp †	19,800	248,886
CIRCOR International Inc †	12,600	509,418
CLARCOR Inc †	50,900	1,905,187
Claymont Steel Inc *	11,800	252,402
Clean Harbors Inc * †	18,500	914,270
Coeur d’Alene Mines Corp * †	304,800	1,094,232
Comfort Systems USA Inc	40,700	577,126
Compass Minerals International Inc †	31,900	1,105,654
CompX International Inc	800	14,800
Consolidated-Tomoka Land Co †	5,700	394,953
Deltic Timber Corp †	10,400	570,128
Drew Industries Inc *	15,300	507,042
Dycom Industries Inc *	40,500	1,214,190
Dynamic Materials Corp	12,000	450,000
EMCOR Group Inc * †	31,400	2,289,060
Encore Wire Corp †	27,250	802,240
Energy Conversion Devices Inc * †	39,300	1,211,226
EnerSys * †	29,400	538,020

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
ENGlobal Corp * †	25,000	$303,750
Ennis Inc	22,100	519,792
Exide Technologies *	48,600	451,980
Ferro Corp †	49,400	1,231,542
Georgia Gulf Corp †	40,200	728,022
Gibraltar Industries Inc	20,899	462,913
Glatfelter †	45,500	618,345
Goodman Global Inc * †	31,000	688,820
GrafTech International Ltd * †	98,600	1,660,424
Granite Construction Inc †	35,750	2,294,435
Graphic Packaging Corp *	57,400	277,816
Greif Inc ‘A’ †	32,000	1,907,520
Griffon Corp * †	36,670	798,673
Grubb & Ellis Co *	25,100	291,160
H.B. Fuller Co †	59,700	1,784,433
Haynes International Inc *	10,100	852,743
Hecla Mining Co *	132,300	1,129,842
Hercules Inc *	122,400	2,405,160
Hexcel Corp * †	91,800	1,934,226
HFF Inc ‘A’ *	16,300	252,813
Idaho General Mines Inc *	65,700	416,538
InfraSource Services Inc *	36,900	1,368,990
InnerWorkings Inc * †	19,500	312,390
Innophos Holdings Inc †	12,200	174,460
Innospec Inc	11,300	669,073
Insituform Technologies Inc ‘A’ *	32,800	715,368
Insteel Industries Inc †	18,200	327,600
Integrated Electrical Services Inc * †	16,600	547,302
Interface Inc ‘A’	56,000	1,056,160
Interline Brands Inc * †	24,600	641,568
Kaiser Aluminum Corp	13,600	991,168
Kaydon Corp †	31,100	1,620,932
Koppers Holdings Inc †	14,700	495,096
Kronos Worldwide Inc	4,604	116,251
Landec Corp *	11,900	159,460
Layne Christensen Co * †	16,900	692,055
LB Foster Co ‘A’ * †	14,400	412,992
LSB Industries Inc *	17,200	367,736
LSI Industries Inc †	20,600	368,740
Medis Technologies Ltd * †	22,693	333,360
Mercer International Inc *	21,800	222,360
Metal Management Inc	25,400	1,119,378
MGP Ingredients Inc †	11,500	194,350
Michael Baker Corp *	10,500	390,075
Minerals Technologies Inc	21,400	1,432,730
Mobile Mini Inc * †	40,800	1,191,360
Mueller Industries Inc	36,800	1,267,392
Mueller Water Products Inc ‘A’ †	122,720	2,093,603
Multi-Color Corp	1,700	66,827
Myers Industries Inc	27,779	614,194
NCI Building Systems Inc * †	23,200	1,144,456
Neenah Paper Inc	14,687	605,986
NewMarket Corp †	15,300	740,061
NL Industries Inc	7,100	71,142
Northwest Pipe Co *	13,300	473,081
NuCO2 Inc * †	14,800	379,916
Olin Corp †	73,248	1,538,208
Olympic Steel Inc	8,700	249,342
OM Group Inc *	29,600	1,566,432
Perini Corp * †	24,800	1,525,944
PGT Inc *	2,600	28,418
Pioneer Cos Inc * †	14,400	494,928
PolyOne Corp * †	88,900	639,191
Quanex Corp †	36,849	1,794,546
RBC Bearings Inc *	24,900	1,027,125
Rock-Tenn Co ‘A’ †	32,300	1,024,556
Rockwood Holdings Inc * †	31,900	1,165,945
Rogers Corp * †	17,500	647,500
Royal Gold Inc †	24,900	591,873
RTI International Metals Inc * †	22,900	1,725,973
Ryerson Inc †	29,022	1,092,678
SAIC Inc *	97,350	1,759,115
Schnitzer Steel Industries Inc ‘A’ †	24,450	1,172,133
Senomyx Inc * †	37,800	510,300
ShengdaTech Inc *	7,900	42,028
Silgan Holdings Inc †	22,000	1,216,160
Simpson Manufacturing Co Inc †	34,100	1,150,534
Spartech Corp	29,200	775,260
Stepan Co	4,300	130,204
Stillwater Mining Co * †	38,910	428,399
Superior Essex Inc *	18,600	694,710
Symyx Technologies Inc * †	42,500	489,175
Tejon Ranch Co * †	8,950	395,590
Terra Industries Inc * †	92,200	2,343,724
Texas Industries Inc †	27,110	2,125,695
The Andersons Inc †	17,300	784,209
The Lamson & Sessions Co * †	12,900	342,753
The Standard Register Co †	14,200	161,880
Thomas Properties Group Inc	32,600	520,948
Tredegar Corp	30,300	645,390
Trex Co Inc * †	17,400	341,562
Trimas Corp *	1,000	12,080
Tronox Inc ‘A’	20,000	287,600
Tronox Inc ‘B’	15,300	214,965
U.S. Concrete Inc * †	33,800	293,722
UAP Holding Corp †	51,100	1,540,154
Universal Forest Products Inc	20,100	849,426
Universal Stainless & Alloy *	9,300	327,639
Uranium Resources Inc *	61,400	677,242
US Gold Corp *	52,700	289,850
USEC Inc *	86,800	1,907,864
Valhi Inc	6,700	109,210
Valmont Industries Inc †	18,500	1,346,060
W.R. Grace & Co *	69,600	1,704,504
Washington Group International Inc * †	29,000	2,320,290
Watsco Inc †	22,700	1,234,880
Wausau Paper Corp	44,100	590,940
WD-40 Co †	21,800	716,566
Wheeling-Pittsburgh Corp * †	7,900	150,337
Worthington Industries Inc	76,300	1,651,895
Xerium Technologies Inc	6,700	51,054
Zoltek Cos Inc *	21,600	897,048

		138,177,147

Multi-Industry - 0.46%

Compass Diversified Trust †	26,300	468,929
Energy Infrastructure Acquisition Corp *	36,300	354,288
Freedom Acquisition Holding Inc * †	47,043	517,943
GenCorp Inc * †	52,300	683,561
GenTek Inc *	8,600	302,892
Information Services Group Inc *	21,000	160,650
Kaman Corp	29,200	910,748
Lancaster Colony Corp	22,300	934,147
Marathon Acquisition Corp *	30,400	239,552
NTR Acquisition Co *	14,800	140,156
Raven Industries Inc †	15,700	560,647
Sequa Corp ‘A’ * †	5,800	649,600
Star Maritime Acquisition Corp * †	23,900	293,014
Walter Industries Inc	47,200	1,366,912

		7,583,039

Producer Durables - 6.57%

A.O. Smith Corp †	24,400	973,316
A.S.V. Inc * †	20,200	349,056
ACCO Brands Corp * †	47,300	1,090,265
Actuant Corp ‘A’ †	27,200	1,715,232
Advanced Energy Industries Inc * †	35,600	806,696
Aerovironment Inc *	2,400	49,464

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Affordable Residential Communities Inc REIT * †	47,123	$556,989
Altra Holdings Inc * †	3,700	63,936
American Ecology Corp †	16,100	344,862
American Superconductor Corp * †	34,500	666,195
Andrew Corp *	154,600	2,232,424
Applied Industrial Technologies Inc †	42,774	1,261,833
Argon ST Inc * †	18,900	438,669
ARRIS Group Inc * †	108,300	1,904,997
Astec Industries Inc * †	15,600	658,632
Asyst Technologies Inc *	48,900	353,547
ATMI Inc * †	34,300	1,029,000
Audiovox Corp ‘A’ *	16,800	217,896
Axcelis Technologies Inc * †	100,900	654,841
AZZ Inc *	8,400	282,660
Badger Meter Inc †	14,100	398,466
Baldor Electric Co †	42,340	2,086,515
Beazer Homes USA Inc	35,000	863,450
Belden Inc †	44,775	2,478,296
Blount International Inc *	46,600	609,528
Briggs & Stratton Corp †	49,100	1,549,596
Brooks Automation Inc * †	75,252	1,365,824
Bucyrus International Inc ‘A’ †	35,424	2,507,311
Cascade Corp †	12,500	980,500
C-COR Inc *	49,200	691,752
Champion Enterprises Inc * †	76,200	749,046
Chart Industries Inc *	17,700	503,388
Cognex Corp †	43,900	988,189
Cohu Inc †	22,600	502,850
Color Kinetics Inc *	14,400	481,104
Columbus McKinnon Corp * †	22,300	718,060
Credence Systems Corp *	90,340	325,224
CTS Corp	32,500	411,450
Curtiss-Wright Corp †	42,200	1,966,942
Cymer Inc * †	35,800	1,439,160
Darling International Inc *	80,300	733,942
Dionex Corp * †	18,900	1,341,711
Electro Scientific Industries Inc *	35,211	732,389
EnPro Industries Inc * †	19,000	813,010
Entegris Inc * †	131,293	1,559,761
ESCO Technologies Inc *	29,200	1,058,792
Esterline Technologies Corp * †	23,100	1,115,961
FARO Technologies Inc *	11,000	350,460
Federal Signal Corp †	47,600	754,936
FEI Co * †	31,600	1,025,736
Flow International Corp *	27,200	342,720
Franklin Electric Co Inc †	19,200	905,856
Fuel Tech Inc *	13,100	448,675
Gehl Co *	13,000	394,680
Genlyte Group Inc * †	27,800	2,183,412
Hardinge Inc	7,900	268,837
Headwaters Inc *	39,400	680,438
Heico Corp †	25,400	1,068,832
Herman Miller Inc †	67,600	2,136,160
Hovnanian Enterprises Inc ‘A’ * †	37,200	614,916
Hurco Cos Inc *	3,300	164,934
InterDigital Communications Corp * †	50,700	1,631,019
Intevac Inc * †	25,200	535,752
Itron Inc * †	31,740	2,473,816
Kadant Inc * †	17,620	549,744
Kimball International Inc ‘B’	24,500	343,245
Knoll Inc †	42,600	954,240
Kulicke & Soffa Industries Inc * †	65,200	682,644
L-1 Identity Solutions Inc * †	62,187	1,271,724
Ladish Co Inc * †	17,400	748,200
Lindsay Corp †	15,500	686,495
Littelfuse Inc * †	26,200	884,774
LTX Corp * †	75,800	421,448
M/I Homes Inc †	15,800	420,280
MasTec Inc * †	33,900	536,298
Mattson Technology Inc * †	52,300	507,310
Measurement Specialties Inc * †	10,900	258,112
Meritage Homes Corp * †	26,000	695,500
Mine Safety Appliances Co	27,959	1,223,486
MKS Instruments Inc * †	44,800	1,240,960
Moog Inc ‘A’ * †	37,662	1,661,271
MTC Technologies Inc * †	8,000	196,480
MTS Systems Corp	17,600	786,192
NACCO Industries Inc ‘A’	5,000	777,450
Nordson Corp †	30,300	1,519,848
OpNext Inc *	14,600	193,304
Orbital Sciences Corp *	58,900	1,237,489
OYO Geospace Corp *	3,900	289,341
Palm Harbor Homes Inc * †	9,700	137,255
Park-Ohio Holdings Corp *	12,800	349,440
Photronics Inc * †	39,800	592,224
Plantronics Inc †	47,300	1,240,206
Polycom Inc * †	91,200	3,064,320
Powell Industries Inc *	8,000	254,080
Power-One Inc * †	69,700	277,406
Powerwave Technologies Inc * †	129,400	866,980
Preformed Line Products Co	5,000	240,050
Raser Technologies Inc * †	16,200	119,718
Regal-Beloit Corp †	31,700	1,475,318
Robbins & Myers Inc †	14,000	743,820
Rofin-Sinar Technologies Inc * †	15,400	1,062,600
Rudolph Technologies Inc * †	21,522	357,488
Semitool Inc * †	22,000	211,420
Skyline Corp	9,100	273,091
Smith & Wesson Holding Corp * †	35,900	601,325
Sonic Solutions * †	30,800	388,388
Standard Pacific Corp	57,000	999,210
Standex International Corp	12,300	349,812
Sun Hydraulics Corp	9,700	477,725
Symmetricom Inc *	46,100	387,240
TAL International Group Inc †	11,900	353,549
Taser International Inc * †	70,100	978,596
Team Inc *	7,200	323,784
Technitrol Inc	38,600	1,106,662
Tecumseh Products Co ‘A’ *	22,000	345,620
Teledyne Technologies Inc * †	38,100	1,750,695
Tennant Co	16,700	609,550
The Gorman-Rupp Co †	8,900	283,554
The Middleby Corp *	13,600	813,552
TransDigm Group Inc *	8,100	327,726
Triumph Group Inc †	17,200	1,126,084
TurboChef Technologies Inc * †	27,900	388,368
Twin Disc Inc	5,500	395,505
Ultra Clean Holdings Inc *	11,400	159,372
Ultratech Inc *	31,600	421,228
United Industrial Corp †	10,700	641,786
Varian Semiconductor Equipment Associates Inc * λ	1	20
Veeco Instruments Inc * †	30,900	640,866
Vicor Corp	14,700	194,481
Watts Water Technologies Inc ‘A’ †	29,900	1,120,353
WCI Communities Inc * †	30,900	515,412
Woodward Governor Co	28,400	1,524,228
X-Rite Inc	27,300	403,221
Zygo Corp *	13,100	187,199

		107,770,268

Technology - 11.51%

3Com Corp * †	390,900	1,614,417
3D Systems Corp * †	13,600	338,232
Acacia Research-Acacia Technologies Corp * †	25,500	412,080
Acme Packet Inc *	13,300	152,817

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Actel Corp * †	25,900	$360,269
Actuate Corp *	45,300	307,587
Adaptec Inc * †	117,500	447,675
ADTRAN Inc †	64,600	1,677,662
Advanced Analogic Technologies Inc *	42,300	410,310
Aeroflex Inc * †	71,398	1,011,710
Agile Software Corp *	71,200	573,872
Agilysys Inc	36,000	810,000
American Reprographics Co * †	24,600	757,434
American Science & Engineering Inc * †	9,100	517,335
AMIS Holdings Inc * †	53,900	674,828
Amkor Technology Inc * †	101,900	1,604,925
ANADIGICS Inc * †	58,900	812,231
Anaren Inc *	23,900	420,879
Anixter International Inc * †	30,700	2,308,947
Ansoft Corp * †	14,300	421,707
ANSYS Inc * †	77,000	2,040,500
Applied Micro Circuits Corp * †	322,400	806,000
Ariba Inc * †	77,837	771,365
Arrowhead Research Corp *	50,300	253,009
Art Technology Group Inc *	99,600	264,936
Aruba Networks Inc *	2,200	44,220
AsiaInfo Holdings Inc *	20,300	196,910
Aspen Technology Inc * †	85,990	1,203,860
Atheros Communications Inc * †	54,900	1,693,116
Avanex Corp *	151,000	271,800
Avid Technology Inc * †	44,500	1,573,075
Avocent Corp * †	55,100	1,598,451
BearingPoint Inc * †	200,200	1,463,462
Bel Fuse Inc ‘B’ †	9,100	309,673
Benchmark Electronics Inc * †	67,200	1,520,064
BigBand Networks Inc *	5,600	73,416
Black Box Corp †	21,300	881,394
Blackbaud Inc †	43,656	963,924
Blackboard Inc * †	32,150	1,354,158
Blue Coat Systems Inc *	13,600	673,472
Borland Software Corp * †	95,100	564,894
Bottomline Technologies Inc DE * †	21,500	265,525
CACI International Inc ‘A’ * †	30,700	1,499,695
Cavium Networks Inc *	1,800	40,716
Cbeyond Inc *	19,700	758,647
Checkpoint Systems Inc * †	39,200	989,800
Chordiant Software Inc *	39,740	622,328
CIBER Inc *	53,900	440,902
Cirrus Logic Inc * †	86,200	715,460
Cogent Communications Group Inc * †	46,000	1,374,020
Cogent Inc *	38,300	562,627
Coherent Inc * †	31,200	951,912
Coleman Cable Inc *	12,100	312,906
CommVault Systems Inc *	28,200	487,014
COMSYS IT Partners Inc * †	17,400	396,894
Comtech Group Inc *	19,500	321,945
Comtech Telecommunications Corp * †	25,950	1,204,599
Comverge Inc *	1,800	55,818
Concur Technologies Inc * †	37,500	856,875
Conexant Systems Inc * †	479,000	661,020
Covansys Corp * †	27,600	936,468
CPI International Inc *	2,100	41,643
Cray Inc *	18,200	138,866
CSG Systems International Inc *	49,000	1,298,990
Cubic Corp	11,492	346,829
CycleLogic Inc *	18	—
Daktronics Inc †	37,100	796,908
DealerTrack Holdings Inc * †	29,400	1,083,096
Digi International Inc * †	18,400	271,216
Digital River Inc *	39,900	1,805,475
Diodes Inc *	19,750	824,958
Ditech Networks Inc *	29,100	238,329
DivX Inc * †	16,400	246,000
Double-Take Software Inc *	8,300	136,203
DSP Group Inc *	35,500	726,685
Eagle Test Systems Inc * †	3,000	48,180
Echelon Corp * †	33,900	529,857
eCollege.com *	14,300	318,175
EDO Corp †	21,600	709,992
Electronics for Imaging Inc * †	62,100	1,752,462
EMS Technologies Inc *	15,200	335,312
Emulex Corp * †	82,200	1,795,248
Epicor Software Corp * †	57,700	857,999
EPIQ Systems Inc *	33,725	544,996
Equinix Inc * †	31,100	2,844,717
Exar Corp * †	39,700	531,980
Excel Technology Inc * †	14,400	402,336
Extreme Networks Inc *	117,600	476,280
FalconStor Software Inc * †	42,800	451,540
Finisar Corp *	238,600	901,908
FLIR Systems Inc * †	69,500	3,214,375
FormFactor Inc * †	45,100	1,727,330
Foundry Networks Inc * †	144,700	2,410,702
Gartner Inc * †	68,460	1,683,431
Gateway Inc * †	304,300	483,837
Genesis Microchip Inc *	45,500	425,880
GeoEye Inc *	12,000	260,760
Gerber Scientific Inc *	16,410	190,684
Harmonic Inc * †	90,800	805,396
Harris Stratex Networks Inc ‘A’ *	20,975	377,130
Hittite Microwave Corp * †	12,500	534,125
Hughes Communications Inc *	3,400	177,412
Hutchinson Technology Inc * †	31,600	594,396
i2 Technologies Inc * †	14,025	261,426
iGate Corp *	14,400	115,488
IHS Inc ‘A’ * †	27,600	1,269,600
II-VI Inc *	23,500	638,495
Imation Corp	38,300	1,411,738
Imergent Inc	12,000	293,520
Immersion Corp *	34,000	509,320
Infocrossing Inc * †	22,000	406,340
Informatica Corp * †	95,100	1,404,627
Innovative Solutions & Support Inc * †	15,750	365,715
InPhonic Inc * †	28,000	130,480
Integral Systems Inc †	7,000	170,170
Interactive Intelligence Inc *	7,500	154,500
Intermec Inc * †	54,200	1,371,802
Internet Capital Group Inc * †	32,800	406,720
Inter-Tel Inc	21,900	524,067
Intervoice Inc *	51,800	431,494
Interwoven Inc *	43,275	607,581
Ionatron Inc * †	35,400	138,060
IPG Photonics Corp *	6,400	127,680
iRobot Corp * †	9,400	186,590
Isilon Systems Inc * †	2,500	38,550
Ixia * †	34,700	321,322
IXYS Corp * †	20,400	170,340
j2 Global Communications Inc * †	49,000	1,710,100
JDA Software Group Inc *	32,100	630,123
KEMET Corp *	77,300	544,965
Keynote Systems Inc *	6,400	104,960
Komag Inc * †	27,600	880,164
Lattice Semiconductor Corp * †	136,700	781,924
Lawson Software Inc * †	129,200	1,277,788
Lionbridge Technologies Inc *	60,100	353,989
LivePerson Inc *	52,900	283,015
Loral Space & Communications Inc * †	9,500	468,160
Macrovision Corp * †	55,800	1,677,348
Magma Design Automation Inc *	38,900	546,156
Manhattan Associates Inc *	29,300	817,763
ManTech International Corp ‘A’ *	15,200	468,616
Mentor Graphics Corp * †	82,000	1,079,940

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
Mercury Computer Systems Inc * †	22,100	$269,620
Methode Electronics Inc	44,400	694,860
Micrel Inc †	67,300	856,056
Micros Systems Inc * †	40,500	2,203,200
Microsemi Corp * †	82,300	1,971,085
MicroStrategy Inc ‘A’ * †	10,735	1,014,350
Microtune Inc *	53,200	278,236
MIPS Technologies Inc * †	43,100	378,849
Monolithic Power Systems Inc *	16,600	289,670
MRV Communications Inc * †	125,100	406,575
MSC.Software Corp *	33,100	448,174
Multi-Fineline Electronix Inc * †	5,100	87,516
Ness Technologies Inc *	33,900	441,039
NETGEAR Inc * †	37,600	1,363,000
Netlogic Microsystems Inc * †	19,200	611,328
Network Equipment Technologies Inc *	15,400	146,916
Newport Corp *	43,600	674,928
NextWave Wireless Inc *	14,900	124,415
Novatel Wireless Inc *	34,500	897,690
Nuance Communications Inc * †	130,856	2,189,221
Omniture Inc *	33,000	756,360
OmniVision Technologies Inc * †	54,500	986,995
ON Semiconductor Corp *	231,200	2,478,464
On2 Technologies Inc *	147,500	442,500
OpenTV Corp ‘A’ * (United Kingdom)	44,700	94,764
Openwave Systems Inc †	88,699	555,256
Oplink Communications Inc *	22,085	331,275
Opsware Inc *	98,100	932,931
Optium Corp * †	2,700	34,155
OSI Systems Inc * †	15,600	426,660
Packeteer Inc * †	45,000	351,450
Palm Inc * †	102,754	1,645,092
Parametric Technology Corp * †	120,420	2,602,276
Park Electrochemical Corp †	24,250	683,365
PDF Solutions Inc *	15,400	182,182
Pegasystems Inc	4,500	49,185
Pericom Semiconductor Corp *	25,700	286,812
Perot Systems Corp ‘A’ * †	82,100	1,398,984
Plexus Corp * †	50,700	1,165,593
PLX Technology Inc * †	18,900	210,924
PMC-Sierra Inc *	196,400	1,518,172
Progress Software Corp *	43,900	1,395,581
QAD Inc	7,900	65,570
Quantum Corp *	170,900	541,753
Quest Software Inc * †	62,200	1,007,018
Rackable Systems Inc * †	35,300	436,308
Radiant Systems Inc *	26,100	345,564
RadiSys Corp *	21,850	270,940
RealNetworks Inc * †	101,500	829,255
RF Micro Devices Inc * †	192,900	1,203,696
RightNow Technologies Inc * †	17,900	293,739
Rimage Corp *	5,600	176,904
Safeguard Scientifics Inc * †	97,700	274,537
Sapient Corp * †	93,800	725,074
SAVVIS Inc * †	27,320	1,352,613
ScanSource Inc * †	23,700	758,163
SeaChange International Inc *	15,500	120,280
Secure Computing Corp *	46,350	351,797
Semtech Corp * †	81,300	1,408,929
SI International Inc * †	13,000	429,260
Sigma Designs Inc *	22,700	592,243
Silicon Graphics Inc *	2,500	66,350
Silicon Image Inc * †	97,600	837,408
Silicon Storage Technology Inc *	90,200	336,446
Sirenza Microdevices Inc *	37,900	449,873
SiRF Technology Holdings Inc * †	52,600	1,090,924
Skyworks Solutions Inc * †	158,800	1,167,180
SMART Modular Technologies Inc * (Cayman)	42,300	582,048
Smith Micro Software Inc * †	29,400	442,764
Solera Holdings Inc *	18,900	366,282
SonicWALL Inc *	54,400	467,296
Sonus Networks Inc * †	250,800	2,136,816
SourceForge Inc *	92,000	388,240
Spansion Inc ‘A’ *	79,300	880,230
SPSS Inc *	18,300	807,762
SRA International Inc ‘A’ *	36,400	919,464
Standard Microsystems Corp * †	26,900	923,746
Stanley Inc *	1,400	24,668
STEC Inc *	15,800	101,594
Stratasys Inc *	12,400	582,552
Supertex Inc *	15,500	485,770
Switch & Data Facilities Co Inc *	12,700	243,713
Sybase Inc *	90,700	2,166,823
Sycamore Networks Inc * †	153,700	617,874
SYKES Enterprises Inc * †	27,200	516,528
Synaptics Inc * †	28,900	1,034,331
Synchronoss Technologies Inc *	14,600	428,364
Syniverse Holdings Inc * †	19,000	244,340
SYNNEX Corp * †	9,700	199,917
Syntax-Brillian Corp *	36,800	181,056
Syntel Inc	8,500	258,315
Taleo Corp ‘A’ * †	21,400	482,142
TechTarget Inc *	400	5,140
Techwell Inc *	7,700	100,870
Tekelec * †	66,800	963,256
Terremark Worldwide Inc * †	41,840	269,868
Tessera Technologies Inc *	45,000	1,824,750
The TriZetto Group Inc *	44,900	869,264
The Ultimate Software Group Inc * †	29,500	853,435
TIBCO Software Inc *	223,300	2,020,865
Transaction Systems Architects Inc * †	41,100	1,383,426
Trident Microsystems Inc *	63,400	1,163,390
TriQuint Semiconductor Inc *	138,204	699,312
TTM Technologies Inc * †	41,900	544,700
Tyler Technologies Inc *	38,700	480,267
Unica Corp *	3,300	54,450
Universal Display Corp *	30,900	485,439
UTStarcom Inc * †	109,600	614,856
Varian Inc * †	33,300	1,825,839
VASCO Data Security International Inc * †	30,600	696,456
ViaSat Inc *	20,900	670,890
Vignette Corp * †	36,100	691,676
Visual Sciences Inc *	20,300	314,041
Vocus Inc *	17,100	429,381
Volterra Semiconductor Corp * †	21,100	299,620
Vonage Holdings Corp * †	56,400	175,404
Websense Inc *	44,700	949,875
Wind River Systems Inc *	74,100	815,100
Zoran Corp * †	49,206	986,088

		188,711,882

Utilities - 3.58%

Alaska Communications Systems Group Inc †	52,500	831,600
ALLETE Inc †	28,500	1,340,925
American States Water Co	21,350	759,420
Aquila Inc *	355,300	1,453,177
Atlantic Tele-Network Inc †	4,285	122,722
Avista Corp †	59,500	1,282,225
Black Hills Corp †	37,400	1,486,650
California Water Service Group †	19,400	727,306
Cascade Natural Gas Corp	13,000	343,330
Centennial Communications Corp *	18,200	172,718
Central Vermont Public Service Corp	6,200	233,616
CH Energy Group Inc †	15,700	706,029
Cincinnati Bell Inc *	268,900	1,554,242
Cleco Corp	63,700	1,560,650
Consolidated Communications Holdings Inc †	16,900	381,940
Consolidated Water Co Ltd (Cayman)	8,300	243,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Value
CT Communications Inc	20,100	$613,251
Dobson Communications Corp ‘A’ *	155,500	1,727,605
El Paso Electric Co * †	51,800	1,272,208
EnergySouth Inc †	6,600	336,600
Eschelon Telecom Inc *	10,600	313,760
FairPoint Communications Inc †	31,800	564,450
FiberTower Corp * †	127,800	553,374
General Communication Inc ‘A’ * †	62,000	794,220
Global Crossing Ltd * (Bermuda)	29,200	551,296
Globalstar Inc * †	10,400	107,640
Golden Telecom Inc †	15,700	863,657
Ibasis Inc *	22,500	226,125
ICO Global Communications Holdings Ltd *	128,200	446,136
IDACORP Inc	43,700	1,400,148
IDT Corp ‘B’ †	40,700	420,024
Iowa Telecommunications Services Inc	38,300	870,559
iPCS Inc †	19,100	646,917
ITC Holdings Corp †	38,400	1,560,192
Mediacom Communications Corp ‘A’ * †	68,500	663,765
MGE Energy Inc †	17,300	565,191
New Jersey Resources Corp †	30,800	1,571,416
Nicor Inc †	48,300	2,073,036
North Pittsburgh Systems Inc †	18,400	391,000
Northwest Natural Gas Co	30,200	1,394,938
NorthWestern Corp	32,800	1,043,368
NTELOS Holdings Corp	22,300	616,372
Orbcomm Inc *	19,400	318,354
Otter Tail Corp	26,700	856,269
PAETEC Holding Corp *	69,760	787,590
Piedmont Natural Gas Co Inc †	74,300	1,831,495
Pike Electric Corp *	12,600	281,988
PNM Resources Inc †	76,200	2,117,598
Portland General Electric Co	27,100	743,624
Premiere Global Services Inc * †	70,300	915,306
RCN Corp	30,300	569,337
Rural Cellular Corp ‘A’ *	9,300	407,433
SEMCO Energy Inc *	14,700	114,219
Shenandoah Telecommunications Co	4,800	243,984
SJW Corp †	12,100	402,930
South Jersey Industries Inc †	33,700	1,192,306
Southwest Gas Corp	38,100	1,288,161
Southwest Water Co †	34,256	437,449
SureWest Communications †	11,100	302,364
The Empire District Electric Co †	30,200	675,574
The Laclede Group Inc †	20,000	637,600
Time Warner Telecom Inc ‘A’ * †	149,210	2,999,121
UIL Holdings Corp †	29,766	985,255
UniSource Energy Corp †	39,600	1,302,444
USA Mobility Inc	24,713	661,320
Westar Energy Inc †	89,700	2,177,916
WGL Holdings Inc †	47,600	1,553,664

		58,590,372

Total Common Stocks (Cost $1,256,878,324)		1,438,536,537

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 11.80%

Repurchase Agreement - 11.80%

State Street Bank and Trust Co 4.350% due 07/02/07 (Dated 06/29/07, repurchase price of $193,551,137; collateralized by U.S. Treasury Notes: 4.000% due 06/15/09 and market value $16,723,750, 4.375% due 11/15/08 and market value $36,024,400, 4.500% due 09/30/11 and market value $22,767,950, 4.750% due 03/31/11 and market value $50,187,500, and 4.875% due 05/31/11 and market value $71,650,000)	$193,481,000	193,481,000

Total Short-Term Investment (Cost $193,481,000)		193,481,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.56% (Cost $1,450,359,324)		1,632,017,537

	Shares
SECURITIES LENDING COLLATERAL - 30.24%

The Mellon GSL DBT II Collateral Fund 5.372% Δ (Cost $495,746,036)	495,746,036	495,746,036

TOTAL INVESTMENTS - 129.80% (Cost $1,946,105,360)		2,127,763,573

OTHER ASSETS & LIABILITIES, NET - (29.80%)		(488,451,507)

NET ASSETS - 100.00%		$1,639,312,066

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	42.04%
Financial Services	19.79%
Consumer Discretionary	17.03%
Technology	11.51%
Health Care	10.22%
Materials & Processing	8.43%
Producer Durables	6.57%
Energy	4.22%
Autos & Transportation	3.85%
Utilities	3.58%
Consumer Staples	1.97%
Multi-Industry	0.46%
Integrated Oils	0.13%

129.80%
Other Assets & Liabilities, Net	(29.80%)

100.00%

(b)	The amount of $8,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 (09/07)	482	$204,718,575	($1,774,651)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2007.

Δ	Rate shown reflects 7-day yield as of June 30, 2007.

λ	Total shares owned by the portfolio as of June 30, 2007 was less than one share.

Explanation of Terms for Schedules of Investments
Other Abbreviation:

REIT	Real Estate Investment Trust

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies — not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of Ethics — not applicable.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not required for semi-annual.

(b)	Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
Date: September 5, 2007	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2007	By:	/s/ James T. Morris
James T. Morris
Chief Executive Officer

Date: September 5, 2007	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date: September 5, 2007	By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)